Schedule of Investments DoubleLine Opportunistic Core Bond ETF
(Unaudited)
June 30, 2026
|
June 30, 2026

P RINCIPAL
A MOUNT
$/S HARES
S ECURITY
D ESCRIPTION R ATE M ATURITY V ALUE $
COMMON STOCKS  0.0%
(a)
767 Altice France SA
(b)
15,336
Total Common Stock
(Cost $12,263) 15,336
ASSET-BACKED OBLIGATIONS 7.7%
Aaset LLC ,
391,599 Series 2022-1A-A 6.00%
(c)
05/16/2047 392,434
Aaset Ltd. ,
368,157 Series 2024-2A-B 6.61%
(c)
09/16/2049 368,040
Aaset MT-1 Ltd. ,
481,704 Series 2025-3A-B 5.73%
(c)
02/16/2050 475,652
Aaset Trust ,
112,043 Series 2021-2A-A 2.80%
(c)
01/15/2047 106,617
208,632 Series 2024-1A-A1 6.26%
(c)
05/16/2049 210,046
344,217 Series 2024-1A-B 6.90%
(c)
05/16/2049 346,957
556,780 Series 2025-1A-A 5.94%
(c)
02/16/2050 564,392
AB Issuer LLC ,
1,000,000 Series 2026-1A-A2 6.41%
(c)
04/30/2056 1,007,145
Affirm Asset Securitization Trust ,
234,384 Series 2025-X1-B 5.19%
(c)
04/15/2030 234,511
875,000 Series 2025-X2-D 5.23%
(c)
10/15/2030 873,080
Affirm Master Trust ,
1,250,000 Series 2025-1A-C 5.28%
(c)
02/15/2033 1,251,815
AMSR Trust ,
2,100,000 Series 2023-SFR2-A 3.95%
(c)
06/17/2040 2,057,200
Avant Loans Funding Trust ,
600,000 Series 2024-REV1-B 6.17%
(c)
10/15/2033 599,820
1,300,000 Series 2025-REV1-C 6.06%
(c)
05/15/2034 1,302,871
Business Jet Securities LLC ,
366,931 Series 2024-2A-B 5.75%
(c)
09/15/2039 366,104
Castlelake Aircraft Structured Trust ,
431,845 Series 2025-1A-A 5.78%
(c)
02/15/2050 435,939
1,175,063 Series 2026-1A-B 5.76%
(c)
03/15/2051 1,164,848
Cherry Securitization Trust ,
550,000 Series 2025-1A-A 6.13%
(c)
11/15/2032 555,512
Cloud Capital Holdco LP ,
500,000 Series 2024-2A-A2 5.92%
(c)
11/22/2049 497,773
Compass Datacenters Issuer II LLC ,
250,000 Series 2024-2A-B2 6.00%
(c)
08/25/2049 248,380
500,000 Series 2025-1A-A2 5.46%
(c)
05/25/2050 497,188
DataBank Issuer ,
500,000 Series 2023-1A-A2 5.12%
(c)
02/25/2053 494,047
DataBank Issuer II LLC ,
1,000,000 Series 2025-1A-A2 5.18%
(c)
09/27/2055 981,680
Dividend Solar Loans LLC ,
336,579 Series 2018-1-B 4.29%
(c)
07/20/2038 313,433
ExteNet Issuer LLC ,
500,000 Series 2024-1A-B 6.15%
(c)
07/25/2054 459,091
GoodLeap Home Improvement Solutions Trust ,
691,471 Series 2025-2A-B 5.98%
(c)
06/20/2049 692,769
GreenSky Home Improvement Issuer Trust ,
127,406 Series 2025-2A-B 5.07%
(c)
06/25/2060 127,006
700,000 Series 2025-3A-D 5.15%
(c)
12/27/2060 690,306
Hilton Grand Vacations Trust ,
75,254 Series 2022-1D-C 4.69%
(c)
06/20/2034 75,247
871,659 Series 2025-3EXT-B 4.90%
(c)
10/25/2044 865,304
Horizon Aircraft Finance IV Ltd. ,
456,250 Series 2024-1-A 5.38%
(c)
09/15/2049 453,253
Hyundai Auto Receivables Trust ,
950,000 Series 2024-C-B 4.67% 01/15/2031 951,440
Invitation Homes Trust ,
1,167,000 Series 2024-SFR1-D 4.25%
(c)
09/17/2041 1,116,672
Jack in the Box Funding LLC ,
228,750 Series 2022-1A-A2II 4.14%
(c)
02/26/2052 195,743
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Lmrk Issuer Co. LLC ,
1,000,000 Series 2025-1A-A 5.52%
(c)
09/15/2055 992,898
Lunar Structured Aircraft Portfolio Notes ,
621,526 Series 2021-1-A 2.64%
(c)
10/15/2046 591,953
MAPS Trust ,
1,000,000 Series 2026-2A-A 5.52%
(c)
06/15/2051 1,000,654
MAST Ltd. ,
1,171,429 Series 2026-1A-A 5.13%
(c)
02/15/2051 1,157,810
Mosaic Solar Loan Trust ,
379,855 Series 2018-2GS-A 4.20%
(c)
02/22/2044 354,206
482,079 Series 2024-1A-A 5.50%
(c)
09/20/2049 463,899
Oryx Funding LLC ,
1,000,000 Series 2026-1A-A2 6.30%
(c)
06/05/2056 1,004,548
Phantom Aviation ,
985,259 Series 2026-1A-B 6.03%
(c)
01/15/2051 961,584
PRET LLC ,
869,912 Series 2025-NPL7-A1 5.66%
(c)(d)
07/25/2055 871,051
Progress Residential Trust ,
2,666,771 Series 2024-SFR2-A 3.30%
(c)
04/17/2041 2,552,481
2,500,000 Series 2024-SFR4-C 3.33%
(c)
07/17/2041 2,349,880
QTS Issuer ABS II LLC ,
1,000,000 Series 2025-1A-B 5.78%
(c)
10/05/2055 959,806
500,000 Series 2026-6A-B 7.14%
(c)
07/05/2056 501,550
Redaptive Eaas Issuer LLC ,
615,733 Series 2025-1A-A 5.94%
(c)
03/25/2042 623,207
Retained Vantage Data Centers Issuer LLC ,
500,000 Series 2023-1A-B 5.75%
(c)
09/15/2048 492,048
Sabey Data Center Issuer LLC ,
650,000 Series 2024-1-A2 6.00%
(c)
04/20/2049 651,932
Scalelogix Abs Us Issuer LLC ,
1,000,000 Series 2025-1A-B 6.16%
(c)
07/25/2055 975,937
SERVPRO Master Issuer LLC ,
488,750 Series 2024-1A-A2 6.17%
(c)
01/25/2054 499,906
SFS Auto Receivables Securitization Trust ,
1,799,704 Series 2025-3A-A2 4.11%
(c)
03/20/2029 1,798,966
SLAM Ltd. ,
1,294,703 Series 2026-1A-A 5.55%
(c)
07/15/2051 1,302,349
SMB Private Education Loan Trust ,
154,632 Series 2021-A-B 2.31%
(c)
01/15/2053 150,045
SoFi Consumer Loan Program ,
280,000 Series 2026-3-B 4.85%
(c)
06/25/2035 280,812
SoFi Consumer Loan Program Trust ,
500,000 Series 2025-1-C 5.42%
(c)
02/27/2034 503,859
1,500,000 Series 2025-2-B 4.97%
(c)
06/25/2034 1,503,941
500,000 Series 2025-3-C 5.04%
(c)
08/15/2034 499,055
Stellantis Financial Underwritten Enhanced Lease Trust ,
1,200,000 Series 2025-CA-C 4.44%
(c)
08/20/2030 1,188,648
Subway Funding LLC ,
295,500 Series 2024-1A-A23 6.51%
(c)
07/30/2054 296,760
394,000 Series 2024-3A-A23 5.91%
(c)
07/30/2054 381,667
Switch ABS Issuer LLC ,
500,000 Series 2024-2A-B 6.20%
(c)
06/25/2054 488,222
500,000 Series 2025-2A-B 6.24%
(c)
10/25/2055 479,705
300,000 Series 2026-1A-A21 5.61%
(c)
03/27/2056 301,584
Textainer Marine Containers VII Ltd. ,
293,942 Series 2024-1A-A 5.25%
(c)
08/20/2049 292,011
Tricon Residential Trust ,
2,000,000 Series 2024-SFR3-C 5.25%
(c)
08/17/2041 1,972,177
1,102,076 Series 2025-SFR2-A 5.20%
(c)
08/17/2044 1,094,870
Upstart Securitization Trust ,
330,328 Series 2025-2-A2 5.22%
(c)
06/20/2035 330,757
564,266 Series 2025-3-A2 4.60%
(c)
09/20/2035 563,886
1,406,207 Series 2025-4-A2 4.56%
(c)
11/20/2035 1,405,921

DoubleLine ETF Trust
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
USQ Rail III LLC ,
469,981 Series 2024-1A-A 4.99%
(c)
09/28/2054 462,376
VOLT C LLC ,
87,589 Series 2021-NPL9-A1 5.99%
(c)(d)
05/25/2051 87,672
Washington Mutual WMABS Trust ,
3,440,660 Series 2007-HE2-2A2
(CME Term SOFR
1 Month + 0.55%,
0.44% Floor) 4.20% 02/25/2037 1,028,496
Willis Engine Structured Trust IX ,
976,061 Series 2025-B-A 5.16%
(c)
12/15/2050 976,664
Zayo Issuer LLC ,
385,000 Series 2025-1A-B 6.09%
(c)
03/20/2055 386,326
Total Asset-Backed Obligations
(Cost $55,592,776) 55,754,434
BANK LOANS 2.5%
1261229 BC Ltd. ,
24,813 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 6.25%) 9.89% 10/08/2030 24,118
ACI Rover Parent LLC ,
45,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.25%) 5.98% 06/09/2033 44,989
Acrisure LLC ,
291,505 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.00%) 6.64% 11/06/2030 264,420
ADI Global Distribution Funding LLC ,
75,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 12
Month + 2.75%) 6.46% 06/17/2033 75,281
AI Aqua Merger Sub, Inc. ,
115,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.50%) 6.14% 06/24/2033 115,065
Alera Group, Inc. ,
89,551 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.75%) 6.39% 05/31/2032 85,331
Alkermes, Inc. ,
104,738 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.75%) 6.48% 08/12/2031 105,261
Alliant Holdings Intermediate LLC ,
109,723 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.50%) 6.12% 09/19/2031 108,389
Allied Universal Holdco LLC ,
89,325 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.25%) 6.89% 08/20/2032 89,472
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Allison Transmission, Inc. ,
89,775 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 1.75%) 5.38% 01/03/2033 89,794
Alpha Generation LLC ,
100,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 12
Month + 1.75%) 5.46% 06/10/2033 99,062
Alterra Mountain Co. ,
64,837 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.50%) 6.12% 08/17/2028 65,020
Altice France SA ,
138,258 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 6.88%) 10.55% 05/30/2031 141,438
American Airlines, Inc. ,
55,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 3.00%) 6.67% 05/30/2033 54,416
American Axle & Manufacturing, Inc. ,
79,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 3.25%) 6.92% 02/03/2033 79,164
AmWINS Group, Inc. ,
128,623 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.00%) 5.73% 01/30/2032 126,121
APi Group DE, Inc. ,
40,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 1.75%) 5.39% 05/16/2033 39,970
Applied Systems, Inc. ,
45,000 Senior Secured
Second Lien Term
Loan (CME Term
SOFR 3 Month +
4.50%) 8.23% 02/23/2032 44,578
Apro LLC ,
113,259 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.75%) 7.37% 07/09/2031 113,589
Ascend Learning LLC ,
231,465 Senior Secured First
Lien Term Loan
(CME Term SOFR
1 Month + 3.00%,
0.50% Floor) 6.64% 12/11/2028 226,193
Aspire Bakeries Holdings LLC ,
69,400
Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.00%) 6.64% 12/23/2030 69,863

|
June 30, 2026

Schedule of Investments DoubleLine Opportunistic Core Bond ETF
(Cont.)
(Unaudited)
June 30, 2026
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Asurion LLC ,
54,537 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 4.25%) 7.91% 09/19/2030 54,071
11,776 Senior Secured
Second Lien Term
Loan (CME Term
SOFR 3 Month +
5.25%) 9.18% 01/19/2029 11,670
AthenaHealth Group, Inc. ,
64,836 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.25%) 6.89% 02/16/2032 64,245
Aveanna Healthcare LLC ,
134,400 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.00%) 6.64% 09/17/2032 135,125
Bausch + Lomb Corp. ,
258,300 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.75%) 7.39% 01/15/2031 259,236
BCP VI Summit Holdings LP ,
90,452 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.75%) 6.37% 01/30/2032 90,799
BCPE Empire Holdings, Inc. ,
86,871 Senior Secured First
Lien Term Loan
(CME Term SOFR
1 Month + 3.25%,
0.50% Floor) 6.89% 12/11/2030 85,840
25,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.50%) 7.14% 12/29/2032 24,739
Belden, Inc. ,
75,226 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.25%) 5.87% 06/10/2033 75,414
BioMarin Pharmaceutical, Inc. ,
110,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 6
Month + 1.75%) 5.43% 04/27/2033 110,110
Blackfin Pipeline LLC ,
89,550 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.00%) 6.63% 09/29/2032 89,979
Boots Group Finco LP ,
74,625 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 3.25%) 6.92% 08/30/2032 74,982
Boxer Parent Co., Inc. ,
158,400 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.75%) 6.42% 07/30/2031 143,171
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Caesars Entertainment, Inc. ,
104,732 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.25%) 5.89% 02/06/2031 101,034
Camelot U.S. Acquisition LLC ,
55,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.75%) 6.39% 01/31/2031 50,829
Cengage Learning, Inc. ,
214,552 Senior Secured First
Lien Term Loan
(TSFR1M + 3%;
TSFR3M + 3% +
0.00%) 6.64% 03/24/2031 212,614
Chariot Buyer LLC ,
34,548 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.00%) 6.64% 09/08/2032 34,609
CHG Healthcare Services, Inc. ,
135,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 3.00%) 6.66% 09/29/2031 135,205
Clear Channel Outdoor Holdings, Inc. ,
105,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 4.00%) 7.74% 08/23/2028 105,272
Cloud Software Group, Inc. ,
29,850 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 3.25%) 6.95% 08/16/2032 25,921
Clydesdale Acquisition Holdings, Inc. ,
33,029 Senior Secured First
Lien Term Loan
(CME Term SOFR
1 Month + 3.18%,
0.50% Floor) 6.82% 04/13/2029 32,498
84,736 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.25%) 6.89% 04/01/2032 81,594
Colossus Acquireco LLC ,
243,775 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 1.75%) 5.39% 01/31/2033 242,506
Columbus McKinnon Corp. ,
141,284 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 3.50%) 7.23% 02/03/2033 141,196
Compass Power Generation LLC ,
20,050 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.50%) 6.15% 04/16/2029 20,091
CompoSecure Holdings LLC ,
65,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.25%) 5.92% 01/14/2033 64,731

DoubleLine ETF Trust
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Construction Partners, Inc. ,
89,125 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.00%) 5.64% 11/03/2031 89,211
Core & Main LP ,
30,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 12
Month + 1.75%) 5.59% 06/24/2033 30,000
CoreLogic, Inc. ,
94,751 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.50%) 7.26% 06/02/2028 93,804
Corpay Technologies Operating Co. LLC ,
13,275 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 1.75%) 5.37% 11/05/2032 13,254
Cotiviti, Inc. ,
108,035 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.75%) 6.37% 05/01/2031 99,089
89,325 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.75%) 6.37% 03/26/2032 81,314
CPI Holdco B LLC ,
109,899 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.00%) 5.64% 05/19/2031 109,601
Crown Finance U.S., Inc. ,
123,589 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 4.50%) 8.11% 12/02/2031 124,070
DaVita, Inc. ,
74,623 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 1.75%) 5.39% 05/09/2031 74,640
Dayforce Bidco LLC ,
330,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 3.00%) 6.66% 02/04/2033 301,858
Delek U.S. Holdings, Inc. ,
100,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.00%) 6.62% 05/17/2032 100,070
Delta 2 (Lux) Sarl ,
355,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 1.75%) 5.48% 09/30/2031 355,444
DG Investment Intermediate Holdings 2, Inc. ,
244,388 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.25%) 6.89% 07/09/2032 245,151
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Directv Financing LLC ,
67,529 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 5.50%) 9.16% 02/17/2031 67,813
Discovery Global Holdings, Inc. ,
145,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 12
Month + 2.50%) 6.24% 06/03/2033 145,220
Eagle Parent Corp. ,
142,185 Senior Secured First
Lien Term Loan
(CME Term SOFR
3 Month + 4.25%,
0.50% Floor) 7.95% 04/02/2029 143,216
Edelman Financial Engines Center LLC (The) ,
115,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 4.00%) 7.62% 11/28/2031 115,458
EG America LLC ,
265,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 3.25%) 6.92% 02/10/2031 266,284
Eisner Advisory Group LLC ,
94,749 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 4.00%) 7.64% 02/28/2031 93,256
EMRLD Borrower LP ,
113,741 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.25%) 5.89% 08/04/2031 113,782
ESCO Technologies, Inc. ,
50,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 12
Month + 1.75%) 5.59% 06/01/2033 50,000
Fertitta Entertainment LLC ,
179,065 Senior Secured First
Lien Term Loan
(CME Term SOFR
1 Month + 3.25%,
0.50% Floor) 6.89% 01/29/2029 179,085
First Advantage Holdings LLC ,
53,699 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.75%) 6.48% 10/31/2031 53,114
Focus Financial Partners LLC ,
187,543 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.50%) 6.14% 09/15/2031 183,406
Freeport LNG Investments LLLP ,
175,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 3.25%) 6.93% 02/11/2033 175,547

|
June 30, 2026

Schedule of Investments DoubleLine Opportunistic Core Bond ETF
(Cont.)
(Unaudited)
June 30, 2026
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Gainwell Acquisition Corp. ,
372,622 Senior Secured First
Lien Term Loan
(CME Term SOFR
3 Month + 4.00%,
0.75% Floor) 7.80% 10/01/2027 367,655
Garda World Security Corp. ,
157,503 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.75%) 6.42% 02/01/2029 157,503
GBT U.S. III LLC ,
79,198 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.00%) 5.67% 07/25/2031 79,245
Gen Digital, Inc. ,
99,250 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 1.75%) 5.39% 04/16/2032 98,096
Genmab A/S ,
113,125 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.00%) 5.73% 12/13/2032 113,175
GIP Pilot Acquisition Partners LP ,
34,483 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.00%) 5.64% 05/19/2033 34,526
Golden State Foods LLC ,
49,364 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 3.50%) 7.23% 12/04/2031 49,506
Graham Packaging Co., Inc. ,
170,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.25%) 5.89% 01/26/2033 170,301
Grant Thornton Advisors LLC ,
193,096 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.75%) 6.39% 06/02/2031 184,226
Great Outdoors Group LLC ,
54,634 Senior Secured First
Lien Term Loan
(CME Term SOFR
1 Month + 3.25%,
0.75% Floor) 6.89% 01/23/2032 54,873
Hightower Holding LLC ,
266,780 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.75%) 6.41% 02/03/2032 265,322
Hologic, Inc. ,
335,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.25%) 5.99% 04/07/2033 328,231
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
HUB International Ltd. ,
63,108 Senior Secured First
Lien Term Loan
(CME Term SOFR
3 Month + 2.25%,
0.75% Floor) 5.92% 06/20/2030 63,114
INEOS U.S. Finance LLC ,
22,907 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.25%) 6.89% 02/18/2030 21,155
INEOS U.S. Petrochem LLC ,
24,626 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 4.25%) 7.89% 10/07/2031 20,793
ION Platform Finance U.S., Inc. ,
169,575 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 3.75%) 7.45% 10/07/2032 122,730
Kaman Corp. ,
83,850 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.00%) 5.67% 02/26/2032 83,813
LBM Acquisition LLC ,
32,866 Senior Secured First
Lien Term Loan
(CME Term SOFR
1 Month + 3.75%,
0.75% Floor) 7.50% 06/06/2031 27,655
LC Ahab U.S. Bidco LLC ,
93,469 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.50%) 6.14% 05/01/2031 93,547
Life Time, Inc. ,
49,377 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.00%) 5.61% 11/05/2031 49,488
LifePoint Health, Inc. ,
137,562 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 3.75%) 7.42% 05/19/2031 135,694
Live Nation Entertainment, Inc. ,
103,952 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.00%) 5.64% 10/21/2032 104,131
Madison IAQ LLC ,
87,286 Senior Secured First
Lien Term Loan
(CME Term SOFR 6
Month + 1.75%) 5.47% 05/06/2032 87,186
Madison Safety & Flow LLC ,
26,854 Senior Secured First
Lien Term Loan
(US Prime Rate +
1.50%) 8.25% 09/26/2031 26,923

DoubleLine ETF Trust
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
McKesson Medical-Surgical Top Holdings, Inc. ,
95,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.25%) 5.98% 06/09/2032 95,139
Meade Pipeline Co. LLC ,
90,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.00%) 5.68% 09/22/2032 90,225
Medline Borrower LP ,
40,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 1.50%) 5.14% 05/30/2033 39,793
MH Sub I LLC ,
140,988 Senior Secured First
Lien Term Loan
(CME Term SOFR
1 Month + 4.25%,
0.50% Floor) 7.89% 12/31/2031 122,554
Michaels Cos., Inc. (The) ,
110,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 5.00%) 8.73% 03/15/2033 109,684
Mitchell International, Inc. ,
187,740 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.00%) 6.64% 06/17/2031 179,258
25,000 Senior Secured
Second Lien Term
Loan (CME Term
SOFR 1 Month +
5.25%, 0.50% Floor) 8.89% 06/07/2032 23,087
MIWD Holdco II LLC ,
147,111 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.75%) 6.39% 03/28/2031 145,506
Motion Finco Sarl ,
119,301 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 3.50%) 7.23% 11/13/2029 102,052
MX Holdings U.S., Inc. ,
24,813 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.00%) 5.64% 03/17/2032 24,852
Neptune Bidco U.S., Inc. ,
30,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 5.00%) 8.77% 02/03/2033 29,798
Nexstar Media, Inc. ,
109,175 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.50%) 6.14% 06/28/2032 108,220
181,218 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.75%) 6.39% 03/18/2033 179,648
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
NGL Energy Operating LLC ,
35,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.50%) 7.13% 03/11/2033 35,181
Nouryon Finance BV ,
35,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 12
Month + 3.75%) 7.59% 07/03/2031 35,051
NRG Energy, Inc. ,
115,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 1.75%) 5.39% 04/28/2033 114,986
OAK-Eagle Acquireco , Inc. ,
280,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 12
Month + 3.50%) 6.97% 03/23/2033 281,005
OneDigital Borrower LLC ,
112,900 Senior Secured First
Lien Term Loan
(CME Term SOFR
1 Month + 3.00%,
0.50% Floor) 6.64% 07/02/2031 109,682
Ontario Gaming GTA LP ,
63,844 Senior Secured First
Lien Term Loan
(CME Term SOFR
3 Month + 4.25%,
0.50% Floor) 7.95% 08/01/2030 60,959
OPENLANE, Inc. ,
99,500 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.50%) 6.15% 10/08/2032 99,998
Osmosis Buyer Ltd. ,
225,802 Senior Secured First
Lien Term Loan
(TSFR1M + 2.5%;
TSFR3M + 2.5% +
0.00%) 6.14% 07/31/2028 225,857
Ovg Business Services LLC ,
248,106 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.00%) 6.64% 06/25/2031 248,728
Pacific Dental Services, Inc. ,
64,511 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.25%) 5.89% 03/17/2031 64,600
Pathfinder Power LLC ,
85,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 12
Month + 2.00%) 5.71% 06/22/2033 84,921
PetSmart LLC ,
109,813 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 4.00%) 7.65% 08/18/2032 109,836

|
June 30, 2026

Schedule of Investments DoubleLine Opportunistic Core Bond ETF
(Cont.)
(Unaudited)
June 30, 2026
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Pinnacle Buyer LLC ,
33,465 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.50%) 6.18% 10/01/2032 33,569
Pioneer OpCo LLC ,
35,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.25%) 6.88% 05/16/2033 35,178
PointClickCare Technologies, Inc. ,
95,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.75%) 6.41% 11/03/2031 94,754
Pregis TopCo LLC ,
110,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.75%) 7.39% 02/01/2029 110,442
Prestige Brands, Inc. ,
27,500 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.00%) 5.62% 06/13/2033 27,560
Project Aurora U.S. Finco, Inc. ,
49,875 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.75%) 6.48% 12/06/2032 50,166
Proofpoint, Inc. ,
35,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 3.00%) 6.73% 08/31/2028 33,855
Pye-Barker Fire & Safety LLC ,
918 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.50%) 6.16% 12/16/2032 921
39,150 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.50%) 6.23% 12/16/2032 39,253
Quikrete Holdings, Inc. ,
24,252 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.25%) 5.89% 03/19/2029 24,290
79,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.25%) 5.89% 02/10/2032 79,033
QXO Building Products, Inc. ,
90,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 12
Month + 2.00%) 5.84% 06/03/2033 89,912
Radiology Partners, Inc. ,
94,275 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 4.50%) 8.23% 06/30/2032 94,373
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
RealPage, Inc. ,
64,492 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 3.00%) 6.99% 04/24/2028 60,441
94,536 Senior Secured First
Lien Term Loan
(CME Term SOFR
3 Month + 3.75%,
0.50% Floor) 7.48% 04/24/2028 89,134
Sabre GLBL, Inc. ,
12,270 Senior Secured First
Lien Term Loan
(CME Term SOFR
1 Month + 6.00%,
0.50% Floor) 9.74% 11/15/2029 11,015
Savor Acquisition, Inc. ,
73,436 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 3.00%) 6.66% 02/19/2032 73,922
Sedgwick Claims Management Services, Inc. ,
279,019 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.50%) 6.14% 07/31/2031 275,985
Select Medical Corp. ,
95,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 12
Month + 3.00%) 6.47% 12/03/2031 95,475
Shift4 Payments LLC ,
45,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.00%) 5.64% 07/30/2032 44,437
Signia Aerospace LLC ,
129,408 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.50%) 6.20% 12/11/2031 129,651
Six Flags Entertainment Corp. ,
39,200 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.00%) 5.64% 05/01/2031 38,891
Skyshield U.S. Bidco Ltd. ,
35,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 12
Month + 2.50%) 6.21% 06/02/2033 35,033
Staples, Inc. ,
34,648 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 5.75%) 9.41% 09/04/2029 32,276
Starwood Property Mortgage LLC ,
20,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.00%) 5.62% 09/24/2032 19,992
StubHub Holdco Sub LLC ,
16,892 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 4.75%) 8.39% 03/15/2030 17,024

DoubleLine ETF Trust
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Sunrise Financing Partnership ,
235,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 6
Month + 2.47%) 6.10% 02/16/2032 232,377
Sword Purchaser LLC ,
90,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 4.00%) 7.65% 04/11/2033 87,940
Talen Energy Supply LLC ,
99,500 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.00%) 5.64% 11/25/2032 98,956
TAMKO Building Products LLC ,
40,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 12
Month + 3.00%) 6.84% 09/20/2030 40,050
Team Health Holdings, Inc. ,
54,401 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 4.00%) 7.66% 06/30/2028 54,545
Tecta America Corp. ,
79,400 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.50%) 6.14% 02/18/2032 79,563
TKO Worldwide Holdings LLC ,
79,600 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 1.75%) 5.41% 11/21/2031 79,440
TransDigm, Inc. ,
282,788 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.50%) 6.12% 08/19/2032 283,153
20,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.50%) 6.12% 02/14/2033 20,022
Traverse Midstream Partners LLC ,
65,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 12
Month + 2.25%) 6.06% 04/20/2033 65,041
Trident TPI Holdings, Inc. ,
39,610 Senior Secured First
Lien Term Loan
(CME Term SOFR
3 Month + 3.75%,
0.50% Floor) 7.45% 09/15/2028 38,091
UKG, Inc. ,
184,073 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.25%) 5.91% 02/10/2031 173,781
Univision Communications, Inc. ,
163,747 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.50%) 7.26% 01/23/2029 162,877
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Venture Global Calcasieu Pass LLC ,
135,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 6
Month + 3.25%) 6.95% 04/11/2033 135,553
Verde Purchaser LLC ,
39,335 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 4.00%) 7.73% 11/30/2030 37,276
Vestis Corp. ,
88,625 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.25%) 5.92% 02/24/2031 87,583
Victory Capital Holdings, Inc. ,
29,850 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 1.75%) 5.45% 09/23/2032 29,769
Victra Holdings LLC ,
364,688 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 3.75%) 7.45% 03/30/2029 361,497
Virgin Media Bristol LLC ,
120,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.25%) 6.99% 01/31/2029 115,282
Voyager Parent LLC ,
174,151 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 4.25%) 7.98% 07/01/2032 174,475
Wand NewCo 3, Inc. ,
152,553 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.50%) 6.14% 01/30/2031 152,553
White Cap Supply Holdings LLC ,
53,613 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.25%) 6.89% 10/19/2029 53,595
WhiteWater Matterhorn Holdings LLC ,
69,938 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 1.75%) 5.50% 06/16/2032 69,544
Zayo Group Holdings, Inc. ,
280,649 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.00% +
0.50% PIK) 6.74% 03/11/2030 280,801
Zelis Payments Buyer, Inc. ,
93,611 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.25%) 6.89% 11/26/2031 91,534
Total Bank Loans
(Cost $18,080,485) 17,934,090

|
June 30, 2026

Schedule of Investments DoubleLine Opportunistic Core Bond ETF
(Cont.)
(Unaudited)
June 30, 2026
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
COLLATERALIZED LOAN OBLIGATIONS 4.0%
Anthelion CLO Ltd. ,
1,000,000 Series 2025-1A-A1
(CME Term SOFR 3
Month + 1.50%) 5.18%
(c)
07/20/2036 1,002,957
Apidos CLO XXXIX Ltd. ,
500,000 Series 2022-39A-A1R
(CME Term SOFR 3
Month + 1.23%) 4.90%
(c)
10/21/2038 500,700
Apidos Loan Fund Ltd. ,
500,000 Series 2024-1A-A1R
(CME Term SOFR 3
Month + 1.25%) 4.92%
(c)
10/25/2038 501,001
Bain Capital Credit CLO Ltd. ,
500,000 Series 2019-4A-A1RR
(CME Term SOFR 3
Month + 0.99%) 4.66%
(c)
04/23/2035 500,106
1,000,000 Series 2021-3A-AR
(CME Term SOFR 3
Month + 1.06%) 4.73%
(c)
07/24/2034 1,000,507
500,000 Series 2025-4A-D1
(CME Term SOFR 3
Month + 2.60%) 6.28%
(c)
01/17/2039 502,838
BDS LLC ,
400,000 Series 2026-FL17-B
(CME Term SOFR 1
Month + 1.80%) 5.44%
(c)
05/19/2043 400,998
Benefit Street Partners CLO 46 Ltd. ,
500,000 Series 2025-46A-A
(CME Term SOFR 3
Month + 1.21%) 4.88%
(c)
01/25/2039 500,485
Benefit Street Partners CLO XXXVI Ltd. ,
500,000 Series 2024-36A-D1
(CME Term SOFR
3 Month + 2.95%,
2.95% Floor) 6.62%
(c)
01/25/2038 501,722
BRSP Ltd. ,
510,000 Series 2026-FL3-D
(CME Term SOFR 1
Month + 2.85%) 6.49%
(c)
08/19/2043 511,877
BSPRT Issuer LLC ,
710,000 Series 2026-FL13-A
(CME Term SOFR 1
Month + 1.50%) 5.14%
(c)
10/18/2043 711,678
BSPRT Issuer Ltd. ,
270,000 Series 2023-FL10-B
(CME Term SOFR
1 Month + 3.27%,
3.27% Floor) 6.89%
(c)
09/15/2035 270,731
BXMT Ltd. ,
750,000 Series 2026-FL6-A
(CME Term SOFR 1
Month + 1.45%) 5.09%
(c)
08/19/2043 751,142
Captree Park CLO Ltd. ,
1,000,000 Series 2024-1A-A1R
(CME Term SOFR 3
Month + 1.20%) 4.88%
(c)
07/20/2037 1,000,000
Carlyle US CLO Ltd. ,
500,000 Series 2021-8A-A1R
(CME Term SOFR 3
Month + 1.27%) 4.94%
(c)
10/15/2038 500,999
500,000 Series 2026-1A-D1
(CME Term SOFR 3
Month + 2.60%) 6.28%
(c)
04/25/2039 498,841
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Columbia Cent CLO 31 Ltd. ,
1,000,000 Series 2021-31A-A1R
(CME Term SOFR 3
Month + 1.10%) 4.78%
(c)
04/20/2034 1,000,592
Crown City CLO I ,
500,000 Series 2020-1A-A1RR
(CME Term SOFR 3
Month + 1.37%) 5.05%
(c)
07/20/2038 501,264
GoldenTree Loan Management US CLO 27 Ltd. ,
500,000 Series 2025-27A-D
(CME Term SOFR 3
Month + 2.60%) 6.28%
(c)
01/20/2039 498,820
GS REFT Issuer Ltd. ,
270,000 Series 2026-FL1-C
(CME Term SOFR 1
Month + 2.15%) 5.79%
(c)
10/19/2043 271,431
ICG US CLO I Ltd. ,
500,000 Series 2023-1A-AR
(CME Term SOFR 3
Month + 1.38%) 5.06%
(c)
07/18/2038 501,311
INCREF LLC ,
580,000 Series 2025-FL1-D
(CME Term SOFR 1
Month + 4.19%) 7.83%
(c)
10/19/2042 593,404
520,000 Series 2026-FL2-B
(CME Term SOFR 1
Month + 1.95%) 5.62%
(c)
12/19/2043 520,777
Invesco CLO Ltd. ,
500,000 Series 2021-3A-DR
(CME Term SOFR 3
Month + 3.10%) 6.76%
(c)
10/22/2034 491,576
Invesco US CLO Ltd. ,
500,000 Series 2024-3A-AR
(CME Term SOFR 3
Month + 1.21%) 4.83%
(c)
07/20/2037 500,199
Jamestown CLO XII Ltd. ,
500,000 Series 2019-1A-ARR
(CME Term SOFR 3
Month + 1.37%) 5.05%
(c)
03/20/2038 501,364
Kennedy Lewis CLO 12 Ltd. ,
500,000 Series 2023-12A-AR
(CME Term SOFR 3
Month + 1.33%) 5.01%
(c)
07/20/2038 501,206
KREF Ltd. ,
126,220 Series 2021-FL2-AS
(CME Term SOFR
1 Month + 1.41%,
1.30% Floor) 5.05%
(c)
02/15/2039 126,512
LMNT CRE LLC ,
270,000 Series 2025-FL3-D
(CME Term SOFR 1
Month + 3.60%) 7.24%
(c)
07/21/2043 273,103
LoanCore Issuer Ltd. ,
7,405 Series 2021-CRE6-A
(CME Term SOFR
1 Month + 1.41%,
1.30% Floor) 5.04%
(c)
11/15/2038 7,426
Madison Park Funding LXIII Ltd. ,
500,000 Series 2023-63A-A1R
(CME Term SOFR 3
Month + 1.40%) 5.07%
(c)
07/21/2038 500,971
Magnetite XXXV Ltd. ,
500,000 Series 2022-35A-A1RR
(CME Term SOFR 3
Month + 1.20%) 4.87%
(c)
01/25/2039 500,508

DoubleLine ETF Trust
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Marble Point CLO XIX Ltd. ,
500,000 Series 2020-3A-AR2
(CME Term SOFR 3
Month + 1.30%) 4.98%
(c)
10/19/2038 500,820
MF1 LLC ,
730,000 Series 2026-FL21-B
(CME Term SOFR 1
Month + 1.75%) 5.39%
(c)
02/18/2041 731,821
720,000 Series 2026-FL22-C
(CME Term SOFR 1
Month + 2.00%) 5.64%
(c)
11/18/2043 722,292
MF1 Multifamily Housing Mortgage Loan Trust ,
24,388 Series 2021-FL7-A
(CME Term SOFR
1 Month + 1.19%,
1.08% Floor) 4.83%
(c)
10/16/2036 24,418
650,000 Series 2021-FL7-B
(CME Term SOFR
1 Month + 1.86%,
1.75% Floor) 5.50%
(c)
10/16/2036 650,962
280,000 Series 2024-FL15-A
(CME Term SOFR
1 Month + 1.69%,
1.69% Floor) 5.33%
(c)
08/18/2041 280,719
Neuberger Berman Loan Advisers CLO 44 Ltd. ,
500,000 Series 2021-44A-DR
(CME Term SOFR
3 Month + 2.65%,
2.65% Floor) 6.33%
(c)
10/16/2035 492,459
Octagon Investment Partners 51 Ltd. ,
500,000 Series 2021-1A-AR
(CME Term SOFR 3
Month + 0.99%) 4.67%
(c)
07/20/2034 500,148
Peebles Park CLO Ltd. ,
500,000 Series 2024-1A-AR
(CME Term SOFR 3
Month + 1.22%) 4.83%
(c)
04/21/2037 500,372
PFP Ltd. ,
570,000 Series 2026-14-C
(CME Term SOFR 1
Month + 1.95%) 5.60%
(c)
12/18/2043 571,420
Point Au Roche Park CLO Ltd. ,
500,000 Series 2021-1A-AR
(CME Term SOFR 3
Month + 1.17%) 4.85%
(c)
01/20/2039 500,132
Sound Point CLO XXXI Ltd. ,
500,000 Series 2021-3A-D
(CME Term SOFR
3 Month + 3.51%,
3.25% Floor) 7.18%
(c)
10/25/2034 481,750
Trestles CLO VI Ltd. ,
1,000,000 Series 2023-6A-A1R
(CME Term SOFR
3 Month + 1.18%,
1.18% Floor) 4.85%
(c)
04/25/2038 1,000,226
Vibrant CLO IV-R Ltd. ,
500,000 Series 2024-4RA-D1
(CME Term SOFR
3 Month + 3.75%,
3.75% Floor) 7.43%
(c)
10/20/2037 489,544
Voya CLO Ltd. ,
1,000,000 Series 2013-1A-BR
(CME Term SOFR 3
Month + 2.16%) 5.83%
(c)
10/15/2030 1,003,634
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
500,000 Series 2014-4A-CR2
(CME Term SOFR 3
Month + 3.61%) 7.28%
(c)
07/14/2031 501,317
500,000 Series 2021-1A-DR
(CME Term SOFR
3 Month + 2.80%,
2.80% Floor) 6.47%
(c)
07/15/2034 491,985
500,000 Series 2023-1A-A1R
(CME Term SOFR 3
Month + 1.21%) 4.89%
(c)
01/20/2039 500,749
Warwick Capital CLO 6 Ltd. ,
500,000 Series 2025-6A-A1
(CME Term SOFR 3
Month + 1.43%) 5.11%
(c)
07/20/2038 501,125
Wind River CLO Ltd. ,
1,000,000 Series 2021-1A-D1R
(CME Term SOFR
3 Month + 3.95%,
3.95% Floor) 7.63%
(c)
07/20/2037 1,002,793
500,000 Series 2021-3A-D1AR
(CME Term SOFR
3 Month + 3.00%,
3.00% Floor) 6.68%
(c)
04/20/2038 501,309
Total Collateralized Loan Obligations
(Cost $28,840,892) 28,897,041
FOREIGN CORPORATE BONDS 8.1%
ARGENTINA 0.1%
220,000 Pampa Energia SA 7.75%
(c)
11/14/2037 225,412
220,000 Vista Energy
Argentina SAU 7.88%
(c)
04/08/2038 227,040
150,000 YPF SA 7.00%
(d)
09/30/2033 153,127
605,579
AUSTRALIA 0.1%
403,000 Glencore Funding LLC 5.20%
(c)
07/01/2033 403,401
BERMUDA 0.0%
(a)
385,000 Triton Container
International Ltd. 5.15% 02/15/2033 378,375
BRAZIL 0.9%
421,819 Acu Petroleo
Luxembourg Sarl 7.50% 01/13/2032 434,454
700,000 Cosan Overseas Ltd. 8.25%
(e)
08/05/2026 693,700
600,000 CSN Resources SA 5.88% 04/08/2032 370,503
200,000 FS Luxembourg Sarl 8.13%
(c)
02/11/2036 181,655
653,719 Geometrica Par
Investimentos SA 7.50% 12/31/2031 667,005
140,816 Guara Norte Sarl 5.20% 06/15/2034 136,206
500,000 MARB BondCo plc 3.95% 01/29/2031 438,778
200,000 Minerva Luxembourg
SA 8.88% 09/13/2033 207,102
604,890 MV24 Capital BV 6.75% 06/01/2034 602,377
211,000 Nexa Resources SA 6.50%
(c)
01/18/2028 214,055
200,000 Nexa Resources SA 6.60% 04/08/2037 208,782
600,000 Simpar Europe SA 5.20% 01/26/2031 502,782
373,000 Suzano Netherlands
BV 5.50% 01/15/2036 362,870
173,000 Vale Overseas Ltd. 6.40% 06/28/2054 176,720
400,000 Vale Overseas Ltd.
(US Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 2.43%) 6.00% 02/25/2056 400,600
200,000 Vamos Europe SA 9.20%
(c)
01/26/2031 190,740
394,680 Yinson Bergenia
Production BV 8.50% 01/31/2045 421,913

|
June 30, 2026

Schedule of Investments DoubleLine Opportunistic Core Bond ETF
(Cont.)
(Unaudited)
June 30, 2026
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
197,340 Yinson Bergenia
Production BV 8.50%
(c)
01/31/2045 210,957
6,421,199
CANADA 0.9%
359,000 Bank of Nova Scotia
(The) (SOFR +
1.05%) 4.81% 02/02/2034 353,589
394,000 Bell Canada (US
Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 2.36%) 7.00% 09/15/2055 407,268
624,000 Canadian Imperial
Bank of
Commerce (SOFR
Compounded Index
+ 0.60%) 4.24% 09/08/2028 622,093
127,000 Canadian Imperial
Bank of Commerce
(SOFR + 0.67%) 4.72% 06/16/2029 127,182
281,000 CCL Industries, Inc. 3.05%
(c)
06/01/2030 262,972
410,000 Element Fleet
Management Corp. 4.80%
(c)
05/29/2029 409,080
243,000 Element Fleet
Management Corp. 5.04%
(c)
03/25/2030 244,428
201,000 Enbridge, Inc. 5.45% 03/27/2036 203,244
125,000 Garda World Security
Corp. 6.50%
(c)
01/15/2031 126,824
370,000 Garda World Security
Corp. 8.25%
(c)
08/01/2032 378,967
499,000 Hydro One, Inc. 4.75% 05/30/2031 500,081
167,000 Nutrien Ltd. 4.85% 05/29/2031 166,891
375,000 Ontario Gaming
GTA LP 8.00%
(c)
08/01/2030 371,834
759,000 Royal Bank of Canada
(SOFR + 0.98%) 4.31% 11/03/2031 744,373
393,000 TELUS Corp. (US
Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 2.71%) 7.00% 10/15/2055 407,401
160,000 Toronto-Dominion
Bank (The) 4.93% 10/15/2035 157,247
202,000 TransCanada
PipeLines Ltd. (US
Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 2.12%) 6.38% 10/17/2056 204,437
438,000 Videotron Ltd. 5.70%
(c)
01/15/2035 440,132
490,000 WSP Global, Inc. 5.04%
(c)
09/18/2031 486,773
6,614,816
CAYMAN ISLANDS 0.1%
530,000 Global Aircraft
Leasing Co. Ltd. 8.75%
(c)
09/01/2027 539,326
CHILE 0.6%
150,000 Agrosuper SA 4.60% 01/20/2032 142,625
450,000 Banco Santander
Chile 4.55%
(c)
11/20/2030 443,813
800,000 CAP SA 3.90% 04/27/2031 678,566
388,348 Chile Electricity Lux
MPC II Sarl 5.67% 10/20/2035 397,160
388,348 Chile Electricity Lux
MPC II Sarl 5.67%
(c)
10/20/2035 397,160
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
571,900 Chile Electricity Lux
MPC Sarl 6.01% 01/20/2033 590,310
518,186 Chile Electricity PEC
SpA 0.00% 01/25/2028 478,545
400,000 Corp. Nacional del
Cobre de Chile 3.00% 09/30/2029 377,087
247,200 GNL Quintero SA 4.63% 07/31/2029 246,842
200,000 Inversiones CMPC SA
(US Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 2.83%) 6.70% 12/09/2057 197,030
200,000 Inversiones CMPC SA
(US Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 2.83%) 6.70%
(c)
12/09/2057 197,030
4,146,168
COLOMBIA 0.5%
750,000 AL Candelaria Spain
SA 5.75% 06/15/2033 695,021
200,000 Aris Mining Corp. 8.00%
(c)
10/31/2029 207,378
200,000 Banco Davivienda SA
(US Treasury Yield
Curve Rate T Note
Constant Maturity
10 Year + 5.10%) 6.65%
(e)
04/22/2031 184,906
300,000 Banco Davivienda SA
(US Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 4.59%) 8.13% 07/02/2035 311,250
200,000 Banco Davivienda SA
(US Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 4.59%) 8.13%
(c)
07/02/2035 207,500
420,000 Ecopetrol SA 5.88% 11/02/2051 336,954
450,000 Empresas Publicas de
Medellin ESP 4.38% 02/15/2031 410,037
149,020 Fideicomiso PA
Pacifico Tres 8.25% 01/15/2035 152,537
400,000 Frontera Energy
Corp. 7.88% 06/21/2028 398,818
200,000 Parex Resources, Inc. 8.50%
(c)
05/11/2031 203,300
200,000 Termocandelaria
Power SA 7.75% 09/17/2031 205,239
3,312,940
DOMINICAN REPUBLIC 0.0%
(a)
200,000 AES Espana BV 5.70% 05/04/2028 195,645
FRANCE 0.3%
299,077 Altice France SA 6.88%
(c)
07/15/2032 290,357
351,000 BPCE SA (SOFR +
1.27%) 4.76%
(c)
01/13/2032 346,080
418,000 Credit Agricole SA
(SOFR + 1.36%) 4.82%
(c)
09/25/2033 409,860
428,000 Electricite de France
SA 4.88%
(c)
09/21/2038 395,983
200,000 Opal Bidco SAS 6.50%
(c)
03/31/2032 204,140
574,000 Societe Generale SA
(SOFR + 1.73%) 5.44%
(c)
10/03/2036 566,020
2,212,440

DoubleLine ETF Trust
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
GERMANY 0.1%
399,000 Daimler Truck
Finance North
America LLC 4.50%
(c)
04/12/2031 391,824
GUATEMALA 0.1%
200,000 CT Trust 5.13% 02/03/2032 190,172
200,000 Industrial
Subordinated Trust
(US Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 2.86%) 6.55% 04/15/2036 203,228
200,000 Industrial
Subordinated Trust
(US Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 2.86%) 6.55%
(c)
04/15/2036 203,228
450,000 Millicom
International
Cellular SA 6.25% 03/25/2029 452,127
1,048,755
HONG KONG 0.0%
(a)
210,000 Seaspan Corp. Pte.
Ltd. 5.50%
(c)
08/01/2029 206,193
INDIA 0.5%
200,000 Adani Electricity
Mumbai Ltd. 3.95% 02/12/2030 188,055
200,000 Adani Electricity
Mumbai Ltd. 3.87% 07/22/2031 183,282
438,000 Adani International
Container Terminal
Pvt. Ltd. 3.00% 02/16/2031 406,714
500,000 Adani Ports & Special
Economic Zone Ltd. 3.10% 02/02/2031 450,937
200,000 Adani Ports & Special
Economic Zone Ltd. 5.00% 08/02/2041 176,189
323,000 Adani Renewable
Energy RJ Ltd. 4.63% 10/15/2039 274,699
508,000 Adani Transmission
Step-One Ltd. 4.25% 05/21/2036 460,374
200,000 BPRL International
Singapore Pte. Ltd. 4.38% 01/18/2027 199,513
677,500 JSW Hydro Energy
Ltd. 4.13% 05/18/2031 628,295
400,000 JSW Infrastructure
Ltd. 4.95% 01/21/2029 396,275
250,000 Vedanta Resources
Finance II plc 7.00%
(c)
07/13/2032 248,760
3,613,093
INDONESIA 0.4%
600,000 Freeport Indonesia
PT 4.76% 04/14/2027 602,731
400,000 Indofood CBP Sukses
Makmur Tbk . PT 3.40% 06/09/2031 366,176
235,830 LLPL Capital Pte. Ltd. 6.88% 02/04/2039 239,711
400,000 Minejesa Capital BV 5.63% 08/10/2037 382,280
200,000 Pertamina Persero PT 2.30% 02/09/2031 176,206
250,000 Pertamina Persero PT 5.63% 05/20/2043 234,110
200,000 Perusahaan
Perseroan Persero
PT Perusahaan
Listrik Negara 3.88% 07/17/2029 193,000
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
250,000 Perusahaan
Perseroan Persero
PT Perusahaan
Listrik Negara 5.25% 10/24/2042 222,809
421,750 Star Energy
Geothermal
Wayang Windu Ltd. 6.75% 04/24/2033 426,811
2,843,834
IRELAND 0.2%
517,000 AerCap Ireland
Capital DAC (US
Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 2.72%) 6.95% 03/10/2055 535,355
400,000 AIB Group plc (SOFR
Compounded Index
+ 1.91%) 5.87%
(c)
03/28/2035 414,458
404,000 Avolon Holdings
Funding Ltd. 5.75%
(c)
03/01/2029 412,191
200,000 Bank of Ireland
Group plc (SOFR
Compounded Index
+ 1.16%) 5.00%
(c)
11/12/2032 199,911
140,000 GGAM Finance Ltd. 6.88%
(c)
04/15/2029 143,403
1,705,318
ISRAEL 0.1%
394,000 Teva Pharmaceutical
Finance Co. LLC 6.15% 02/01/2036 415,828
ITALY 0.1%
315,000 ENEL Finance
International NV 4.13%
(c)
09/30/2028 311,299
444,000 Intesa Sanpaolo SpA
(US Treasury Yield
Curve Rate T Note
Constant Maturity
1 Year + 2.60%) 4.20%
(c)
06/01/2032 419,274
730,573
JAPAN 0.1%
207,000 Mizuho Bank Ltd. 5.19%
(c)
04/16/2036 205,764
300,000 Renesas Electronics
Corp. 2.17%
(c)
11/25/2026 297,208
502,972
LUXEMBOURG 0.0%
(a)
169,000 ArcelorMittal SA 6.00% 06/17/2034 177,121
208,000 ArcelorMittal SA 5.38% 05/19/2036 206,292
383,413
MALAYSIA 0.1%
400,000 MISC Capital Two
Labuan Ltd. 3.75% 04/06/2027 397,012
200,000 Petronas Capital Ltd. 5.34% 04/03/2035 205,075
602,087
MEXICO 0.7%
200,000 Banco Mercantil
del Norte SA (US
Treasury Yield
Curve Rate T Note
Constant Maturity
10 Year + 5.47%) 7.50%
(e)
06/27/2029 198,582

|
June 30, 2026

Schedule of Investments DoubleLine Opportunistic Core Bond ETF
(Cont.)
(Unaudited)
June 30, 2026
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
200,000 Banco Mercantil
del Norte SA (US
Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 4.07%) 8.38%
(e)
05/20/2031 205,050
200,000 Banco Mercantil
del Norte SA (US
Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 4.07%) 8.38%
(c)(e)
05/20/2031 205,050
650,000 Banco Nacional de
Mexico SA (US
Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 2.68%) 6.70%
(c)
08/07/2036 640,997
200,000 BBVA Mexico SA
Institucion De
Banca Multiple
Grupo Financiero
(US Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 2.65%) 5.13% 01/18/2033 196,230
300,000 BBVA Mexico SA
Institucion De
Banca Multiple
Grupo Financiero
(US Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 4.31%) 5.88% 09/13/2034 295,476
300,000 BBVA Mexico SA
Institucion De
Banca Multiple
Grupo Financiero
(US Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 4.21%) 8.13% 01/08/2039 320,141
198,268 Buffalo Energy
Mexico Holdings 7.88%
(c)
02/15/2039 209,456
200,000 Cemex SAB de CV
(US Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 3.52%) 7.20%
(c)(e)
06/10/2030 208,330
300,000 Esentia Energy
Development SAB
de CV 6.13%
(c)
07/30/2033 299,490
200,000 Esentia Energy
Development SAB
de CV 6.50%
(c)
07/30/2038 196,660
198,101 FIEMEX Energia -
Banco Actinver
SA Institucion de
Banca Multiple 7.25% 01/31/2041 201,321
396,203 FIEMEX Energia -
Banco Actinver
SA Institucion de
Banca Multiple 7.25%
(c)
01/31/2041 402,641
250,000 Industrias Penoles
SAB de CV 4.75% 08/06/2050 205,531
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
244,425 Mexico Generadora
de Energia S de rl 5.50% 12/06/2032 243,900
300,000 Orbia Advance Corp.
SAB de CV 5.88% 09/17/2044 237,756
200,000 Saavi Energia Sarl 8.88%
(c)
02/10/2035 219,050
155,000 Southern Copper
Corp. 5.25% 11/08/2042 146,203
490,591 Tierra Mojada
Luxembourg II Sarl 5.75% 12/01/2040 471,851
5,103,715
MOROCCO 0.1%
400,000 OCP SA 6.75% 05/02/2034 420,460
NETHERLANDS 0.1%
455,000 ING Groep NV (SOFR
Compounded Index
+ 1.61%) 5.42% 03/23/2037 456,296
239,000 NXP BV 4.85% 08/19/2032 235,892
692,188
PANAMA 0.1%
450,000 Generadora de Gatun
SA 6.87%
(c)
09/30/2044 465,093
PARAGUAY 0.1%
607,535 Bioceanico Sovereign
Certificate Ltd. 0.00% 06/05/2034 498,555
756,000 Rutas 2 & 7 Finance
Ltd. 0.00% 09/30/2036 580,608
1,079,163
PERU 0.7%
200,000 Banco BBVA Peru SA
(US Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 2.00%) 6.20% 06/07/2034 204,785
900,000 Banco de Credito
del Peru SA (US
Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 2.45%) 3.25% 09/30/2031 895,324
150,000 Banco Internacional
del Peru SAA
Interbank 4.80%
(c)
07/15/2031 147,429
550,000 Banco Internacional
del Peru SAA
Interbank (US
Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 2.07%) 6.40% 04/30/2035 566,692
150,000 Banco Internacional
del Peru SAA
Interbank (US
Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 2.07%) 6.40%
(c)
04/30/2035 154,553
150,000 Fondo MIVIVIENDA
SA 5.40%
(c)
03/31/2031 151,312
450,000 InRetail Consumer 3.25% 03/22/2028 433,946
364,264 Lima Metro Line 2
Finance Ltd. 5.88% 07/05/2034 372,485
220,694 Lima Metro Line 2
Finance Ltd. 4.35% 04/05/2036 210,138
200,000 Marcobre SAC 5.75%
(c)
01/22/2036 198,150

DoubleLine ETF Trust
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
800,000 Minsur SA 4.50% 10/28/2031 767,409
400,080 Peru LNG Srl 5.38% 03/22/2030 389,377
200,000 Scotiabank Peru SAA
(US Treasury Yield
Curve Rate T Note
Constant Maturity
1 Year + 2.31%) 6.10% 10/01/2035 204,871
285,000 Volcan Cia Minera
SAA 8.50%
(c)
10/28/2032 295,388
4,991,859
SINGAPORE 0.2%
900,000 Oversea-Chinese
Banking Corp. Ltd.
(US Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 1.58%) 4.60% 06/15/2032 899,324
600,000 United Overseas
Bank Ltd. (US
Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 1.23%) 2.00% 10/14/2031 595,454
200,000 United Overseas
Bank Ltd. (US
Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 1.45%) 3.86% 10/07/2032 197,913
1,692,691
SOUTH AFRICA 0.1%
316,000 Anglo American
Capital plc 5.25%
(c)
03/19/2036 312,829
400,000 Gold Fields Orogen
Holdings BVI Ltd. 6.13% 05/15/2029 408,364
721,193
SOUTH KOREA 0.1%
1,015,000 SK hynix , Inc. 4.25%
(c)
09/11/2028 1,007,521
SPAIN 0.1%
600,000 Banco Santander SA 5.44% 04/15/2036 600,499
SWITZERLAND 0.0%
(a)
400,000 UBS Group AG (SOFR
+ 1.34%) 5.01%
(c)
03/23/2037 389,046
UNITED KINGDOM 0.6%
600,000 180 Medical, Inc. 5.30%
(c)
10/08/2035 589,624
400,000 Ashtead Capital, Inc. 5.55%
(c)
05/30/2033 404,276
417,000 Barclays plc (SOFR +
1.51%) 5.59% 06/26/2037 416,582
293,000 Barclays plc (SOFR +
1.83%) 5.86% 08/11/2046 292,728
242,000 BAT Capital Corp. 5.63% 08/15/2035 249,488
472,000 BAT Capital Corp. 4.54% 08/15/2047 389,423
200,000 Belron UK Finance plc 5.75%
(c)
10/15/2029 201,054
405,000 Imperial Brands
Finance plc 4.88%
(c)
02/07/2032 402,551
200,000 Merlin
Entertainments
Group US Holdings,
Inc. 7.38%
(c)
02/15/2031 168,905
323,000 Nationwide Building
Society (SOFR +
1.65%) 5.54%
(c)
07/14/2036 325,558
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
323,000 NatWest Group plc
(US Treasury Yield
Curve Rate T Note
Constant Maturity
1 Year + 0.80%) 4.98% 06/18/2032 322,892
180,000 nVent Finance Sarl 5.65% 05/15/2033 185,234
207,000 Rentokil Terminix
Funding plc 4.63%
(c)
04/23/2031 203,469
4,151,784
VIETNAM 0.0%
(a)
357,129 Mong Duong Finance
Holdings BV 5.13% 05/07/2029 352,823
Total Foreign Corporate Bonds
(Cost $58,681,091) 58,941,814
FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN
GOVERNMENT SPONSORED CORPORATIONS 0.9%
BRAZIL 0.1%
450,000 Brazil Government
Bond 5.00% 01/27/2045 360,450
600,000 Brazil Government
Bond 4.75% 01/14/2050 445,200
805,650
CHILE 0.0%
(a)
300,000 Chile Government
Bond 3.10% 05/07/2041 230,325
COLOMBIA 0.0%
(a)
400,000 Colombia
Government Bond 4.13% 05/15/2051 274,500
COSTA RICA 0.0%
(a)
250,000 Costa Rica
Government Bond 5.63% 04/30/2043 242,435
DOMINICAN REPUBLIC 0.1%
200,000 Dominican Republic
Government Bond 4.50% 01/30/2030 193,320
150,000 Dominican Republic
Government Bond 5.75%
(c)
03/17/2034 148,170
150,000 Dominican Republic
Government Bond 5.75% 03/17/2034 148,170
300,000 Dominican Republic
Government Bond 6.15% 05/17/2038 298,605
788,265
GUATEMALA 0.1%
200,000 Guatemala
Government Bond 5.38% 04/24/2032 200,940
500,000 Guatemala
Government Bond 4.65% 10/07/2041 438,053
638,993
HUNGARY 0.1%
450,000 Hungary Government
Bond 5.50% 03/26/2036 452,445
MEXICO 0.1%
450,000 Mexico Government
Bond 4.40% 02/12/2052 323,212
MOROCCO 0.1%
400,000 Morocco
Government Bond 3.00% 12/15/2032 351,626
200,000 Morocco
Government Bond 4.00% 12/15/2050 144,505
496,131

|
June 30, 2026

Schedule of Investments DoubleLine Opportunistic Core Bond ETF
(Cont.)
(Unaudited)
June 30, 2026
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
NIGERIA 0.0%
(a)
200,000 Nigeria Government
Bond 7.70% 02/23/2038 204,517
PANAMA 0.0%
(a)
200,000 Panama Government
Bond 5.66% 02/23/2038 199,800
PERU 0.1%
335,000 Peruvian
Government Bond 5.50% 03/30/2036 338,735
POLAND 0.1%
335,000 Poland Government
Bond 5.38% 04/14/2036 338,177
SAUDI ARABIA 0.0%
(a)
250,000 Saudi Government
Bond 4.63% 10/04/2047 211,212
SOUTH AFRICA 0.1%
450,000 South Africa
Government Bond 6.13% 12/11/2037 442,960
TRINIDAD AND TOBAGO 0.0%
(a)
250,000 Trinidad & Tobago
Government Bond 6.50%
(c)
01/28/2036 258,088
Total Foreign Government Bonds, Foreign
Agencies and Foreign Government Sponsored
Corporations
(Cost $6,179,972) 6,245,445
NON-AGENCY COMMERCIAL MORTGAGE-BACKED OBLIGATIONS 7.4%
1211 Avenue of the Americas Trust ,
260,000 Series
2015-1211-A1A2 3.90%
(c)
08/10/2035 252,411
280 Park Avenue Mortgage Trust ,
250,000 Series 2017-280P-A
(CME Term SOFR
1 Month + 1.18%,
1.13% Floor) 4.81%
(c)
09/15/2034 249,710
BANK ,
300,000 Series 2018-BN11-C 4.51%
(f)
03/15/2061 281,178
735,000 Series 2018-BN13-B 4.71%
(f)
08/15/2061 700,601
160,000 Series 2019-BN23-A3 2.92% 12/15/2052 150,364
299,416 Series 2020-BN26-A2 2.04% 03/15/2063 292,053
220,000 Series 2021-BN32-A4 2.35% 04/15/2054 199,543
260,445 Series 2021-BN33-A5 2.56% 05/15/2064 234,456
300,000 Series 2021-BN38-A5 2.52% 12/15/2064 263,955
307,000 Series 2022-BNK43-C 5.40%
(f)
08/15/2055 272,568
5,986,083 Series
2023-BNK46-XA 0.75%
(f)(g)
08/15/2056 183,476
11,709,413 Series
2025-BNK50-XA 0.54%
(f)(g)
05/15/2068 312,298
450,000 Series 2025-BNK51-C 5.95%
(f)
12/25/2067 443,051
Bank of America Merrill Lynch Commercial Mortgage Trust ,
266,000 Series 2016-UB10-C 4.93%
(f)
07/15/2049 258,234
BANK5 ,
9,799,993 Series 2023-5YR1-XA 0.46%
(f)(g)
04/15/2056 36,613
326,000 Series 2024-5YR10-AS 5.64% 10/15/2057 328,591
370,000 Series 2024-5YR10-B 6.14%
(f)
10/15/2057 375,261
248,000 Series 2024-5YR8-A3 5.88% 08/15/2057 254,924
302,000 Series 2024-5YR9-A3 5.61% 08/15/2057 308,380
250,000 Series 2025-5YR15-AS 5.76% 07/15/2058 254,836
517,000 Series 2025-5YR16-AS 5.75%
(f)
08/15/2063 527,143
500,000 Series 2025-5YR17-AS 5.63%
(f)
11/15/2058 506,925
455,000 Series 2025-5YR19-AS 5.61% 12/15/2058 462,516
240,000 Series 2026-5YR20-A3 5.10% 02/15/2059 241,960
564,000 Series 2026-5YR21-A3 5.53% 04/15/2059 578,056
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
BBCMS Mortgage Trust ,
295,729 Series 2021-C11-ASB 2.11% 09/15/2054 278,892
300,000 Series 2021-C12-A5 2.69% 11/15/2054 266,210
180,000 Series 2021-C12-AS 2.90% 11/15/2054 157,361
250,000 Series 2021-C9-A5 2.30% 02/15/2054 223,479
100,000 Series 2022-C16-A5 4.60%
(f)
06/15/2055 97,251
200,000 Series 2022-C17-A5 4.44% 09/15/2055 193,884
869,000 Series 2024-5C27-AS 6.41%
(f)
07/15/2057 897,148
314,000 Series 2024-5C29-A3 5.21% 09/15/2057 316,550
787,000 Series 2024-5C31-A3 5.61% 12/15/2057 803,504
500,000 Series 2025-5C33-A4 5.84% 03/15/2058 514,960
562,000 Series 2025-5C33-C 5.98%
(f)
03/15/2058 558,652
330,000 Series 2025-5C34-A3 5.66% 05/15/2058 338,388
375,000 Series 2025-5C36-A3 5.52% 08/15/2058 383,777
408,000 Series 2025-5C37-AS 5.38%
(f)
09/15/2058 410,060
500,000 Series 2025-5C38-A3 5.15% 11/15/2058 505,495
248,000 Series 2026-5C40-C 5.81%
(f)
02/15/2059 248,192
Benchmark Mortgage Trust ,
6,585,161 Series 2018-B2-XA 0.57%
(f)(g)
02/15/2051 31,866
350,000 Series 2019-B13-A3 2.70% 08/15/2057 328,935
500,000 Series 2019-B13-C 3.84%
(f)
08/15/2057 423,100
102,024 Series 2019-B14-ASB 2.96% 12/15/2062 99,360
310,000 Series 2019-B15-A4 2.67% 12/15/2072 288,183
250,000 Series 2021-B31-A5 2.67% 12/15/2054 222,768
250,000 Series 2022-B35-C 4.59%
(f)
05/15/2055 201,226
200,000 Series 2023-B38-A4 5.52% 04/15/2056 205,866
7,087,167 Series 2023-V3-XA 1.05%
(f)(g)
07/15/2056 96,811
343,000 Series 2024-V11-A3 5.91%
(f)
11/15/2057 353,489
434,000 Series 2024-V11-C 6.29%
(f)
11/15/2057 434,789
337,000 Series 2024-V5-C 7.20%
(f)
01/10/2057 346,136
274,000 Series 2024-V8-A2 5.71% 07/15/2057 279,675
342,000 Series 2024-V8-A3 6.19%
(f)
07/15/2057 353,538
278,000 Series 2024-V8-D 4.00%
(c)
07/15/2057 247,391
300,000 Series 2024-V9-A3 5.60% 08/15/2057 305,588
750,000 Series 2024-V9-D 4.50% 08/15/2057 675,795
231,000 Series 2025-V15-AS 6.17% 06/15/2058 237,792
250,000 Series 2025-V16-A3 5.44%
(f)
08/15/2058 254,717
434,000 Series 2025-V16-C 5.95%
(f)
08/15/2058 433,806
409,000 Series 2025-V17-AM 5.42%
(f)
09/15/2058 411,398
311,000 Series 2025-V18-AS 5.59% 10/15/2058 314,970
455,000 Series 2025-V19-B 5.90%
(f)
01/15/2058 461,934
635,000 Series 2026-B42-ASB 4.94% 03/15/2059 635,662
90,000 Series 2026-V20-C 5.44% 02/15/2059 88,870
531,000 Series 2026-V21-A3 5.13% 03/15/2059 535,988
8,421,720 Series 2026-V21-XA 1.65%
(f)(g)
03/15/2059 502,162
BMO Mortgage Trust ,
250,000 Series 2023-C6-ASB 6.21% 09/15/2056 262,368
225,000 Series 2024-5C3-AS 6.29%
(f)
02/15/2057 230,480
309,000 Series 2024-5C6-A3 5.32% 09/15/2057 312,504
223,000 Series 2024-5C7-AS 5.89%
(f)
11/15/2057 224,696
410,000 Series 2025-5C12-AS 5.56% 10/15/2058 414,642
460,000 Series 2025-5C13-AS 5.58% 12/15/2058 464,144
472,000 Series 2026-C14-B 5.82%
(f)
02/15/2059 471,187
BSTN Commercial Mortgage Trust ,
210,000 Series 2025-HUB-A 5.06%
(c)(f)
04/13/2041 208,332
370,000 Series 2025-HUB-D 6.37%
(c)(f)
04/13/2041 366,191
BX Commercial Mortgage Trust ,
560,000 Series 2026-ALOHA-D
(CME Term SOFR 1
Month + 2.15%) 5.78%
(c)
04/15/2043 561,921
510,000 Series 2026-CSMO-C
(CME Term SOFR 1
Month + 2.00%) 5.63%
(c)
02/15/2043 515,386

DoubleLine ETF Trust
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
343,593 Series 2026-XL6-B
(CME Term SOFR 1
Month + 1.45%) 5.08%
(c)
03/15/2043 344,841
BX Trust ,
268,704 Series 2025-ARIA-C 5.70%
(c)(f)
12/13/2042 268,333
315,195 Series 2025-LUNR-A
(CME Term SOFR 1
Month + 1.50%) 5.13%
(c)
06/15/2040 316,192
278,032 Series 2026-CIP-D
(CME Term SOFR 1
Month + 2.10%) 5.73%
(c)
05/15/2038 280,513
BXP Trust ,
420,000 Series 2017-GM-C 3.54%
(c)(f)
06/13/2039 411,718
CFCRE Commercial Mortgage Trust ,
300,000 Series 2016-C7-AM 4.16% 12/10/2054 296,415
Citigroup Commercial Mortgage Trust ,
277,405 Series 2018-B2-A3 3.74% 03/10/2051 273,691
100,000 Series 2022-GC48-A5 4.71%
(f)
05/15/2054 98,475
Commercial Mortgage Trust ,
205,000 Series 2016-DC2-C 4.76%
(f)
02/10/2049 202,105
244,000 Series 2024-277P-B 7.23%
(c)(f)
08/10/2044 255,830
CSMC Trust ,
273,000 Series 2021-B33-A2 3.17%
(c)
10/10/2043 244,212
CSTL Commercial Mortgage Trust ,
370,000 Series 2026-GATE3-D 5.70%
(c)(f)
02/10/2043 369,131
DBJPM Mortgage Trust ,
205,263 Series 2020-C9-ASB 1.88% 08/15/2053 194,617
Del Amo Fashion Center Trust ,
250,000 Series 2017-AMO-C 3.76%
(c)(f)
06/05/2035 241,230
ELP Commercial Mortgage Trust ,
370,000 Series 2025-ELP-C 5.31%
(c)(f)
11/13/2042 367,630
250,000 Series 2025-ELP-E 6.67%
(c)(f)
11/13/2042 251,463
Extended Stay America Trust ,
346,661 Series 2026-ESH2-D
(CME Term SOFR 1
Month + 2.25%) 5.88%
(c)
02/15/2043 349,983
FIVE Mortgage Trust ,
250,000 Series 2023-V1-D 6.56%
(c)(f)
02/10/2056 239,655
GGP ,
380,000 Series 2026-TY-A 4.83%
(c)(f)
03/05/2043 374,709
GGP Commercial Mortgage Trust ,
280,000 Series 2026-SSP-A 5.12%
(c)(f)
07/05/2043 281,238
GS Mortgage Securities Corp. Trust ,
370,000 Series 2017-375H-A 3.59%
(c)(f)
09/10/2037 360,022
GS Mortgage Securities Trust ,
8,832,710 Series 2017-GS7-XA 1.17%
(f)(g)
08/10/2050 57,233
250,000 Series 2019-GC42-A3 2.75% 09/10/2052 235,613
250,000 Series 2019-GSA1-C 3.93%
(f)
11/10/2052 221,372
GSMS Trust ,
418,866 Series 2026-DAWN-A 5.82%
(c)(f)
04/10/2043 416,418
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
380,000 Series 2015-JP1-AS 4.12%
(f)
01/15/2049 372,259
281,782 Series 2022-NLP-A
(CME Term SOFR
1 Month + 0.85%,
0.60% Floor) 4.47%
(c)
04/15/2037 279,594
JPMCC Commercial Mortgage Securities Trust ,
7,479,298 Series 2017-JP6-XA 1.13%
(f)(g)
07/15/2050 27,355
LBTY Commercial Mortgage Trust ,
140,000 Series 2026-225L-C 5.25%
(c)(f)
02/10/2043 137,949
MAD Commercial Mortgage Trust ,
490,000 Series 2025-11MD-D 6.57%
(c)(f)
10/15/2042 494,289
Morgan Stanley Bank of America Merrill Lynch Trust ,
250,000 Series 2016-C31-C 4.36%
(f)
11/15/2049 235,390
375,000
Series 2025-5C1-D 4.00%
(c)
03/15/2058 337,786
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
422,000 Series 2025-5C2-A3 5.11% 11/15/2058 425,223
500,000 Series 2025-5C2-AS 5.38% 11/15/2058 501,974
Morgan Stanley Capital I Trust ,
283,000 Series 2018-L1-C 4.93%
(f)
10/15/2051 259,491
MTN Commercial Mortgage Trust ,
290,000 Series 2026-LPFX-B 5.46%
(c)(f)
05/15/2043 290,181
Neighborly Issuer ,
670,250 Series 2022-1A-A2 3.70%
(c)
01/30/2052 636,169
NJ Trust ,
250,000 Series 2023-GSP-A 6.70%
(c)(f)
01/06/2029 257,389
555,000 Series 2025-WBRK-A 5.87%
(c)(f)
03/05/2035 567,025
NYC Commercial Mortgage Trust ,
250,000 Series 2025-3BP-A
(CME Term SOFR
1 Month + 1.21%,
1.21% Floor) 4.84%
(c)
02/15/2042 250,173
NYC Trust ,
430,000 Series 2026-9W57-B 5.35%
(c)(f)
06/06/2040 428,639
Oceanview Mortgage Trust ,
941,956 Series 2026-1-A 5.10%
(c)(f)
08/25/2055 926,725
PENN Commercial Mortgage Trust ,
490,000 Series 2025-P11-C 6.72%
(c)(f)
08/10/2042 506,031
PLYM Commercial Mortgage Trust ,
390,000 Series 2026-IND-C
(CME Term SOFR 1
Month + 1.65%) 5.28%
(c)
03/15/2043 390,664
RFR Trust ,
300,000 Series 2025-SGRM-B 5.86%
(c)(f)
03/11/2041 301,023
370,000 Series 2025-SGRM-E 7.51%
(c)(f)
03/11/2041 373,861
ROCK Trust ,
202,000 Series 2024-CNTR-C 6.47%
(c)
11/13/2041 207,061
SFO Commercial Mortgage Trust ,
500,000 Series 2021-555-B
(CME Term SOFR 1
Month + 1.86%) 5.49%
(c)
05/15/2038 500,052
SHOPS Commercial Mortgage Trust ,
430,000 Series 2026-CSTL-A 4.97%
(c)(f)
05/05/2039 427,283
SLG Office Trust ,
420,000 Series 2026-OMA-C 5.63%
(c)(f)
04/15/2041 420,504
SMRT ,
420,000 Series 2022-MINI-D
(CME Term SOFR 1
Month + 1.95%) 5.58%
(c)
01/15/2039 419,595
UBS Commercial Mortgage Trust ,
273,032 Series 2017-C4-A3 3.30% 10/15/2050 269,488
735,000 Series 2017-C6-B 4.15%
(f)
12/15/2050 680,787
200,000 Series 2018-C8-C 4.84%
(f)
02/15/2051 184,452
VEGAS Trust ,
120,000 Series 2024-TI-A 5.52%
(c)
11/10/2039 119,905
Velocity Commercial Capital Loan Trust ,
2,385,393 Series 2026-2-A 5.45%
(c)(f)
05/25/2056 2,389,321
Wells Fargo Commercial Mortgage Trust ,
735,000 Series 2017-C42-B 4.00%
(f)
12/15/2050 676,519
250,000 Series 2019-C50-C 4.35% 05/15/2052 226,371
210,000 Series 2020-C57-A4 2.12% 08/15/2053 190,064
252,118 Series 2020-C58-A3 1.81% 07/15/2053 226,675
246,000 Series 2021-C60-A3 2.06% 08/15/2054 221,200
250,000 Series 2024-5C1-A3 5.93% 07/15/2057 256,442
250,000 Series 2024-C63-C 6.12%
(f)
08/15/2057 246,148
345,000 Series 2025-5C4-A3 5.67% 05/15/2058 353,141
792,000 Series 2025-5C5-A3 5.59% 07/15/2058 808,944
489,000 Series 2025-5C6-AS 5.58%
(f)
10/15/2058 493,715
410,000 Series 2025-5C6-C 5.83%
(f)
10/15/2058 399,739
452,000 Series 2025-5C7-B 5.86%
(f)
12/15/2058 456,508
463,000 Series 2025-5C7-D 4.25%
(c)
12/15/2058 384,971

|
June 30, 2026

Schedule of Investments DoubleLine Opportunistic Core Bond ETF
(Cont.)
(Unaudited)
June 30, 2026
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
200,000 Series 2026-1250B-A 4.83%
(c)(f)
03/10/2041 197,549
774,000 Series 2026-5C8-A3 5.03% 03/15/2059 776,924
387,000 Series 2026-5C8-C 5.55% 03/15/2059 378,160
Total Non-Agency Commercial Mortgage-Backed
Obligations
(Cost $53,838,453) 53,829,919
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS 10.1%
ACRA ,
750,000 Series 2026-NQM1-A2 5.77%
(c)(d)
06/25/2066 751,765
500,000 Series 2026-NQM1-A3 5.93%
(c)(d)
06/25/2066 501,159
BRAVO Residential Funding Trust ,
867,825 Series 2023-NQM3-A1 4.85%
(c)(d)
09/25/2062 865,719
1,004,831 Series 2023-NQM5-A1 6.50%
(c)(d)
06/25/2063 1,006,294
1,000,000 Series
2026-NQM3-M1 5.63%
(c)(f)
11/25/2065 983,884
Citigroup Mortgage Loan Trust ,
413,644 Series
2007-AR8-2A1A 4.74%
(f)
07/25/2037 379,795
COLT Mortgage Loan Trust ,
623,988 Series 2024-5-A2 5.38%
(c)(d)
08/25/2069 622,796
Connecticut Avenue Securities Trust ,
267,615 Series 2024-R03-
2M1 (SOFR 30 Day
Average + 1.15%) 4.78%
(c)
03/25/2044 267,687
Cross Mortgage Trust ,
1,000,000 Series 2024-H1-M1 7.07%
(c)(f)
12/25/2068 1,004,906
Deephaven Residential Mortgage Trust ,
673,725 Series 2022-2-A1 5.30%
(c)(f)
03/25/2067 654,140
2,300,000 Series 2025-INV1-M1 5.73%
(c)(f)
11/25/2060 2,281,820
EFMT ,
1,500,000 Series 2025-INV4-M1 6.00%
(c)(f)
10/25/2070 1,492,687
2,843,000 Series
2026-NQM1-M1 5.64%
(c)(f)
02/25/2071 2,794,223
FHLMC STACR REMICS Trust ,
1,514,627 Series 2025-DNA1-M1
(SOFR 30 Day
Average + 1.05%) 4.68%
(c)
01/25/2045 1,515,101
GS Mortgage-Backed Securities Corp. Trust ,
1,653,994 Series 2025-NQM6-A3 5.28%
(c)(d)
02/25/2066 1,641,843
1,070,000 Series
2025-NQM6-M1 5.70%
(c)(f)
02/25/2066 1,055,637
GS Mortgage-Backed Securities Trust ,
957,672 Series 2025-NQM2-A1 5.65%
(c)(d)
06/25/2065 958,814
410,431 Series 2025-NQM2-A3 5.90%
(c)(d)
06/25/2065 410,671
1,365,000 Series
2025-NQM3-M1 5.93%
(c)(f)
11/25/2065 1,354,201
HarborView Mortgage Loan Trust ,
439,186 Series 2005-9-2A1A
(CME Term SOFR
1 Month + 0.79%,
11.00% Cap) 4.43% 06/20/2035 411,456
J.P. Morgan Mortgage Trust ,
2,000,000 Series 2026-VIS1-M1 5.50%
(c)(f)
06/25/2066 1,962,943
Legacy Mortgage Asset Trust ,
255,130 Series 2021-GS2-A1 5.75%
(c)(d)
04/25/2061 255,499
New Residential Mortgage Loan Trust ,
542,517 Series 2019-RPL2-A1 3.25%
(c)(f)
02/25/2059 528,092
494,500 Series 2024-NQM1-A1 6.13%
(c)(d)
03/25/2064 496,231
232,329 Series 2026-NQM1-A1 4.82%
(c)(f)
11/25/2065 229,615
232,329 Series 2026-NQM1-A2 5.08%
(c)(d)
11/25/2065 229,566
232,329 Series 2026-NQM1-A3 5.18%
(c)(d)
11/25/2065 229,315
493,012 Series 2026-NQM3-A3 5.19%
(c)(d)
02/25/2066 486,604
1,100,000
Series
2026-NQM3-M1 5.42%
(c)(f)
02/25/2066 1,074,804
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
1,500,000 Series 2026-NQM7-A3 5.77%
(c)(d)
06/25/2066 1,497,970
OBX Trust ,
810,257 Series
2023-NQM10-A1 6.46%
(c)(d)
10/25/2063 812,026
1,330,139 Series
2024-NQM16-A2 5.73%
(c)(d)
10/25/2064 1,330,805
731,000 Series 2024-NQM6-A1 6.45%
(c)(d)
02/25/2064 735,756
1,400,000 Series
2025-NQM23-M1 5.67%
(c)(f)
10/25/2065 1,377,560
954,690 Series 2026-NQM2-A1 4.82%
(c)(f)
12/01/2065 947,871
4,795,508 Series 2026-NQM5-A1 5.32%
(c)(f)
01/25/2066 4,788,828
PRPM ,
715,613 Series 2025-3-A1 6.26%
(c)(d)
05/25/2030 715,894
PRPM LLC ,
1,736,967 Series 2025-4-A1 6.18%
(c)(d)
06/25/2030 1,733,584
850,994 Series 2025-5-A1 5.73%
(c)(d)
07/25/2030 848,417
1,210,804 Series 2025-6-A1 5.77%
(c)(d)
08/25/2028 1,207,752
PRPM Trust ,
1,007,326 Series 2024-NQM4-A1 5.67%
(c)(d)
12/26/2069 1,009,095
4,700,000 Series
2025-NQM4-M1 5.83%
(c)(f)
07/25/2070 4,656,735
1,600,000 Series
2026-NQM1-M1 5.72%
(c)(f)
02/25/2071 1,575,651
RFMSI Trust ,
1,152,472 Series 2006-S4-A7 6.00% 04/25/2036 920,920
Santander Mortgage Asset Receivable Trust ,
1,500,000 Series
2026-NQM1-M1 5.80%
(c)(f)
11/25/2065 1,482,153
Structured Asset Mortgage Investments II Trust ,
935,012 Series 2007-AR3-1A3
(CME Term SOFR
1 Month + 0.53%,
0.42% Floor) 4.18% 09/25/2047 873,800
Towd Point Mortgage Trust ,
1,138,251 Series 2018-5-A1 3.25%
(c)(f)
07/25/2058 1,093,937
1,631,315 Series 2020-2-A1A 1.64%
(c)(f)
04/25/2060 1,488,082
126,552 Series 2020-3-A1 3.09%
(c)(f)
02/25/2063 123,142
723,016 Series 2022-1-A1 3.75%
(c)(f)
07/25/2062 682,877
Verus Securitization Trust ,
367,340 Series 2021-8-A1 2.82%
(c)(f)
11/25/2066 335,395
1,404,359 Series 2023-INV3-A1 6.88%
(c)(f)
11/25/2068 1,410,662
514,962 Series 2024-1-A1 5.71%
(c)(d)
01/25/2069 515,384
1,200,000 Series 2025-11-M1 5.66%
(c)(f)
11/25/2070 1,185,275
1,834,163 Series 2025-3-A1 5.62%
(c)(d)
05/25/2070 1,843,408
2,916,369 Series 2025-4-A1 5.45%
(c)(d)
05/25/2070 2,922,981
1,300,000 Series 2025-R2-M1 5.82%
(c)(f)
07/25/2067 1,298,991
2,000,000 Series 2026-1-M1 5.67%
(c)(f)
01/25/2071 1,973,837
232,685 Series 2026-R1-A1 4.83%
(c)(f)
10/25/2067 229,879
232,686 Series 2026-R1-A2 5.03%
(c)(d)
10/25/2067 229,248
232,686 Series 2026-R1-A3 5.19%
(c)(d)
10/25/2067 229,256
5,000,000 Series 2026-R2-M1 5.50%
(c)(f)
10/25/2067 4,910,681
WaMu Mortgage-Backed Pass-Through Certificates Trust ,
310,928 Series 2006-AR16-2A1 3.91%
(f)
12/25/2036 281,035
Wells Fargo Mortgage-Backed Securities Trust ,
213,709 Series 2006-AR14-2A1 6.49%
(f)
10/25/2036 198,331
Total Non-Agency Residential Collateralized
Mortgage Obligations
(Cost $74,097,925) 73,914,485
U.S. CORPORATE BONDS 13.8%
400,000 1261229 BC Ltd. 10.00%
(c)
04/15/2032 405,402
70,000 AAR Escrow Issuer
LLC 6.75%
(c)
03/15/2029 71,573
340,000 AbbVie, Inc. 4.70% 05/14/2045 304,934
145,000 Academy Ltd. 5.88%
(c)
05/15/2031 145,094

DoubleLine ETF Trust
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
395,000 Acrisure LLC 6.75%
(c)
07/01/2032 355,382
270,000 Acushnet Co. 5.63%
(c)
12/01/2033 269,246
125,000 ADI Escrow Issuer LLC 7.13%
(c)
07/15/2034 127,599
80,000 Advanced Drainage
Systems, Inc. 5.38%
(c)
03/01/2034 78,363
90,000 AEP Texas, Inc. 5.45% 05/15/2029 91,778
137,000 AEP Texas, Inc. 5.20% 04/15/2036 135,189
160,000 Aethon United BR LP 7.50%
(c)
10/01/2029 166,471
376,000 Agree LP 5.63% 06/15/2034 386,626
388,000 Airbnb, Inc. 5.25% 03/16/2036 386,538
413,000 Aircastle Ltd. 5.00%
(c)
05/15/2031 409,364
86,000 Allegiant Travel Co. 7.13%
(c)
07/01/2031 87,158
372,000 Alliant Energy Corp.
(US Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 2.08%) 5.75% 04/01/2056 367,999
145,000 Alliant Holdings
Intermediate LLC 6.50%
(c)
10/01/2031 144,784
320,000 Allied Universal
Holdco LLC 7.88%
(c)
02/15/2031 334,694
85,000 Amentum Holdings,
Inc. 7.25%
(c)
08/01/2032 87,604
120,000 American Axle &
Manufacturing,
Inc. 6.38%
(c)
10/15/2032 119,649
100,000 American Axle &
Manufacturing,
Inc. 7.75%
(c)
10/15/2033 98,854
445,000 American Express Co.
(US Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 1.15%) 5.41% 02/08/2041 444,504
450,000 American Tower
Corp. 5.55% 07/15/2033 461,842
191,000 American Tower
Corp. 3.70% 10/15/2049 139,763
400,000 Amgen, Inc. 5.75% 03/02/2063 388,170
459,000 Amphenol Corp. 5.30% 11/15/2055 435,892
249,000 Antero Midstream
Partners LP 5.75%
(c)
07/01/2034 246,037
125,000 Anywhere Real Estate
Group LLC 5.25%
(c)
04/15/2030 120,716
110,000 Anywhere Real Estate
Group LLC 7.00%
(c)
04/15/2030 111,247
80,000 Anywhere Real Estate
Group LLC 9.75%
(c)
04/15/2030 86,331
100,000 APLD ComputeCo LLC 9.25%
(c)
12/15/2030 107,935
145,000 Archrock Partners LP 6.63%
(c)
09/01/2032 147,962
607,000 Arizona Public
Service Co. 5.90% 08/15/2055 609,577
262,000 Arrow Electronics,
Inc. 5.88% 04/10/2034 269,754
120,000 Arthur J Gallagher
& Co. 4.85% 12/15/2029 120,922
55,000 Asurion LLC 8.00%
(c)
12/31/2032 55,460
60,000 Asurion LLC 8.38%
(c)
02/01/2034 55,585
659,000 AT&T, Inc. 3.50% 09/15/2053 428,125
242,000 AT&T, Inc. 6.05% 08/15/2056 235,175
258,000 AthenaHealth Group,
Inc. 6.50%
(c)
02/15/2030 247,538
163,000 Augusta SpinCo Corp. 5.25% 03/23/2036 163,191
374,000 AutoZone, Inc. 5.13% 06/15/2030 378,984
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
331,000 Aviation Capital
Group LLC 5.38%
(c)
07/15/2029 334,979
90,000 Azorra Finance Ltd. 7.75%
(c)
04/15/2030 93,428
195,000 Azorra Finance Ltd. 7.25%
(c)
01/15/2031 200,520
307,000 Baker Hughes
Holdings LLC 5.00% 06/15/2036 300,393
179,000 Bank of America
Corp. (US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
2.68%) 6.63%
(e)
05/01/2030 184,632
235,000 Bank of America
Corp. (SOFR +
1.65%) 5.47% 01/23/2035 239,688
232,000 Bank of America
Corp. (SOFR +
1.70%) 5.74% 02/12/2036 236,796
147,000 Bank of America
Corp. (SOFR +
1.57%) 5.49% 04/23/2037 146,474
360,000 Bank of New York
Mellon Corp. (The)
(SOFR + 1.23%) 5.06% 07/22/2032 364,361
307,000 Bank of New York
Mellon Corp. (The)
(US Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 2.03%) 5.63%
(e)
03/20/2031 306,575
189,000 Bausch + Lomb Corp. 8.38%
(c)
10/01/2028 194,434
165,000 Beach Acquisition
Bidco LLC + 10.75%
PIK) 10.00%
(c)
07/15/2033 179,209
417,000 Beacon Point DC LLC 6.13%
(c)
11/30/2042 420,749
317,000 Black Hills Corp. 6.00% 01/15/2035 330,237
455,000 Black Hills Corp. 3.88% 10/15/2049 337,006
234,000 Block Financial LLC 5.38% 09/15/2032 229,396
114,000 Brown & Brown, Inc. 6.25% 06/23/2055 115,073
120,000 Buckeye Partners LP 6.88%
(c)
07/01/2029 122,570
155,000 Builders FirstSource ,
Inc. 6.38%
(c)
03/01/2034 156,884
130,000 Builders FirstSource ,
Inc. 6.75%
(c)
05/15/2035 132,707
374,000 Bunge Ltd. Finance
Corp. 4.65% 09/17/2034 361,201
423,000 Burlington Northern
Santa Fe LLC 5.50% 03/15/2055 411,082
292,000 Cardinal Health, Inc. 4.60% 03/15/2043 255,532
27,000 Cardinal Health, Inc. 4.50% 11/15/2044 22,952
106,000 Carnival Corp. Ltd. 5.13%
(c)
05/01/2029 105,887
270,000 Carnival Corp. Ltd. 5.75%
(c)
08/01/2032 272,975
148,000 Carnival Corp. Ltd. 6.13%
(c)
02/15/2033 149,864
195,000 Caturus Energy LLC 7.13%
(c)
05/15/2031 193,173
46,000 CCO Holdings LLC 5.13%
(c)
05/01/2027 45,930
280,000 CCO Holdings LLC 4.75%
(c)
03/01/2030 265,628
230,000 CCO Holdings LLC 4.75%
(c)
02/01/2032 205,309
85,000 CCO Holdings LLC 7.38%
(c)
02/01/2036 83,461
145,000 Celanese US Holdings
LLC 6.50% 04/15/2030 147,873
80,000 Celanese US Holdings
LLC 6.75% 04/15/2033 81,539
150,000 Centene Corp. 4.63% 12/15/2029 145,588

|
June 30, 2026

Schedule of Investments DoubleLine Opportunistic Core Bond ETF
(Cont.)
(Unaudited)
June 30, 2026
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
203,000 Charles Schwab Corp.
(The) (SOFR +
0.78%) 4.74% 05/21/2030 203,425
190,000 Charles Schwab Corp.
(The) (SOFR +
0.94%) 4.34% 11/14/2031 186,924
50,000 Chemours Co. (The) 7.88%
(c)
03/15/2034 50,288
240,000 Cheniere Energy
Partners LP 6.05%
(c)
11/30/2056 242,598
552,000 Cheniere Energy, Inc. 4.63% 10/15/2028 550,783
336,000 Cheniere Energy, Inc. 5.65% 04/15/2034 344,952
31,000 Cheniere Energy, Inc. 6.00%
(c)
07/30/2056 31,010
105,000 Chord Energy Corp. 6.00%
(c)
10/01/2030 105,499
172,000 Chord Energy Corp. 6.75%
(c)
03/15/2033 174,637
86,000 Chpe LLC 5.10%
(c)
06/30/2033 85,799
150,000 CHS/Community
Health Systems,
Inc. 6.00%
(c)
01/15/2029 148,602
175,000 Cipher Compute LLC 7.13%
(c)
11/15/2030 182,135
382,000 Citigroup, Inc. (SOFR
+ 1.46%) 4.95% 05/07/2031 383,344
184,000 Citigroup, Inc. (SOFR
+ 1.17%) 4.50% 09/11/2031 181,646
481,000 Citigroup, Inc. (SOFR
+ 1.35%) 3.06% 01/25/2033 435,877
245,000 Citigroup, Inc. (5-year
CMT T-Note +
2.89%) 6.88%
(e)
08/15/2030 251,045
335,000 Clarios Global LP 6.75%
(c)
02/15/2030 345,383
315,000 Clarios Global LP 6.75%
(c)
09/15/2032 321,907
25,000 Clear Channel
Outdoor Holdings,
Inc. 7.75%
(c)
04/15/2028 25,108
100,000 Clear Channel
Outdoor Holdings,
Inc. 7.50%
(c)
06/01/2029 100,118
185,000 Clear Channel
Outdoor Holdings,
Inc. 7.13%
(c)
02/15/2031 191,666
80,000 Cloud Software
Group LLC 9.00%
(c)
09/30/2029 77,711
100,000 Cloud Software
Group LLC 6.63%
(c)
08/15/2033 86,779
210,000 Clydesdale
Acquisition
Holdings, Inc. 6.75%
(c)
04/15/2032 203,984
189,000 CMS Energy Corp.
(US Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 1.96%) 6.50% 06/01/2055 193,635
191,000 CNH Industrial
Capital LLC 4.38% 03/07/2031 186,988
170,000 CNX Resources Corp. 5.88%
(c)
03/01/2034 165,529
176,000 Colonial Enterprises,
Inc. 5.63%
(c)
11/15/2035 176,233
260,000 Columbus McKinnon
Corp. 7.13%
(c)
02/01/2033 260,762
511,000 Commonwealth
Edison Co. 5.95% 06/01/2055 520,893
338,000 Constellation Energy
Generation LLC 4.40% 01/15/2031 332,385
135,000 CoreWeave , Inc. 9.25%
(c)
06/01/2030 135,976
65,000 Cougar JV Subsidiary
LLC 8.00%
(c)
05/15/2032 68,176
250,000 CQP Holdco LP 5.50%
(c)
06/15/2031 245,484
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
200,000 CRC Insurance Group
LLC 7.13%
(c)
06/01/2031 199,481
51,000 Crescent Energy
Finance LLC 7.88%
(c)
04/15/2032 51,672
371,000 CRH America
Finance, Inc. 4.40% 02/09/2031 365,447
660,000 CSX Corp. 3.80% 11/01/2046 515,262
210,000 CTR Partnership LP 3.88%
(c)
06/30/2028 204,770
260,000 CVS Health Corp.
(US Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 2.52%) 6.75% 12/10/2054 270,986
325,000 Dcli Bidco LLC 7.75%
(c)
11/15/2029 336,332
100,000 Dealer Tire Financial
LLC 10.38%
(c)
10/01/2031 99,700
300,000 Dealer Tire LLC 8.00%
(c)
02/01/2028 300,821
325,000 Dell International LLC 5.00% 02/15/2034 320,897
166,000 Dell, Inc. 6.50% 04/15/2038 178,462
354,800 Dexko Global, Inc. 7.50%
(c)
04/15/2032 293,064
10,000 Directv Financing LLC 5.88%
(c)
08/15/2027 9,992
270,000 Directv Financing LLC 8.88%
(c)
02/01/2030 275,128
195,000 Directv Financing LLC 9.25%
(c)
06/01/2032 198,271
145,000 Discovery Global
Holdings, Inc. 4.05% 03/15/2029 143,646
60,000 Discovery Global
Holdings, Inc. 4.28% 03/15/2032 53,878
105,000 Discovery Global
Holdings, Inc. 5.05% 03/15/2042 77,051
275,000 DISH DBS Corp. 5.75%
(c)(h)
12/01/2028 266,625
200,000 DISH DBS Corp. 5.13%
(h)
06/01/2029 180,153
333,000 DTE Energy Co. (US
Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 1.81%) 6.20% 07/01/2058 335,918
105,000 Duke Energy Corp. 5.00% 08/15/2052 91,436
384,000 Duke Energy Corp. 5.80% 06/15/2054 374,545
432,000 Eastern Energy Gas
Holdings LLC 5.65% 10/15/2054 413,711
300,000 Eaton Corp. 4.80% 03/06/2036 294,450
70,000 EchoStar Corp. 10.75% 11/30/2029 75,684
420,000 Eli Lilly & Co. 5.60% 05/20/2056 422,133
100,000 Ellucian Holdings, Inc. 6.50%
(c)
12/01/2029 96,915
265,000 EMRLD Borrower LP 6.63%
(c)
12/15/2030 271,250
260,000 Energizer Holdings,
Inc. 6.00%
(c)
09/15/2033 250,486
397,000 Energy Transfer LP
(US Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 5.31%) 7.13%
(e)
05/15/2030 409,833
384,000 Entergy Corp. (US
Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 2.67%) 7.13% 12/01/2054 397,198
439,000 Entergy Louisiana LLC 5.80% 03/15/2055 439,265
260,000 Enterprise Products
Operating LLC 5.70% 02/15/2042 263,802
170,000 Equinix, Inc. 3.90% 04/15/2032 160,752
340,000 Equinix, Inc. 2.95% 09/15/2051 213,084
403,000 ERAC USA Finance
LLC 5.25%
(c)
04/30/2036 402,245

DoubleLine ETF Trust
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
528,000 Essential Properties
LP 5.40% 12/01/2035 522,927
171,000 Essential Properties
LP 5.38% 07/15/2036 168,790
203,000 Essential Utilities,
Inc. 5.13% 03/15/2036 200,193
315,000 Evergy Kansas
Central, Inc. 4.13% 03/01/2042 267,461
269,000 Evergy Kansas
Central, Inc. 5.70% 03/15/2053 268,805
188,000 Expand Energy Corp. 4.75% 02/01/2032 183,289
329,000 Extra Space Storage
LP 5.40% 06/15/2035 332,032
85,000 Fertitta
Entertainment LLC 6.75%
(c)
01/15/2030 83,419
327,000 First Industrial LP 5.25% 01/15/2031 329,230
170,000 Flash Compute LLC 7.25%
(c)
12/31/2030 175,010
165,000 Flex Ltd. 5.38% 11/13/2035 162,759
200,000 Ford Motor Credit
Co. LLC 6.05% 03/05/2031 203,078
105,000 Freedom Mortgage
Holdings LLC 8.38%
(c)
04/01/2032 106,882
140,000 Full House Resorts,
Inc. 8.25%
(c)
02/15/2028 137,200
219,000 Gabx Leasing LLC 4.63%
(c)
04/15/2031 216,030
561,000 GATX Corp. 5.20% 03/15/2044 523,798
554,000 GE HealthCare
Technologies, Inc. 4.80% 01/15/2031 554,792
190,000 GE HealthCare
Technologies, Inc. 4.95% 12/15/2035 185,519
365,000 GE Vernova , Inc. 5.50% 02/04/2056 354,315
355,000 General Motors
Financial Co., Inc. 4.60% 01/08/2031 350,241
236,000 General Motors
Financial Co., Inc. 5.10% 09/15/2031 236,509
355,000 Genesee & Wyoming,
Inc. 6.25%
(c)
04/15/2032 360,532
195,000 Getty Images, Inc. 10.50%
(c)
11/15/2030 162,748
350,000 GFL Environmental
Holdings US, Inc. 5.50%
(c)
02/01/2034 342,768
95,000 Goat Holdco LLC 6.75%
(c)
02/01/2032 97,436
322,000 Goldman Sachs
Group, Inc. (The)
(SOFR + 1.06%) 4.37% 10/21/2031 314,995
179,000 Goldman Sachs
Group, Inc. (The)
(SOFR + 0.96%) 4.52% 01/21/2032 175,658
131,000 Goldman Sachs
Group, Inc. (The)
(US Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 2.46%) 6.85%
(e)
02/10/2030 134,754
85,000 Goodyear Tire &
Rubber Co. (The) 5.25% 07/15/2031 75,702
300,000 Graham Holdings Co. 5.63%
(c)
12/01/2033 298,224
220,000 Gray Media, Inc. 9.63%
(c)
07/15/2032 212,526
140,000 Gray Media, Inc. 7.25%
(c)
08/15/2033 137,977
365,000 Griffon Corp. 5.75% 03/01/2028 365,268
415,000 Guardian Life Global
Funding 4.33%
(c)
10/06/2030 408,627
155,000 Gulfport Energy
Operating Corp. 6.75%
(c)
09/01/2029 158,280
160,000
Harvest Midstream
I LP 7.50%
(c)
05/15/2032 165,811
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
110,000 Harvest Midstream
I LP 6.75%
(c)
05/15/2034 111,619
130,000 Herc Holdings, Inc. 7.00%
(c)
06/15/2030 134,713
50,000 Herc Holdings, Inc. 5.75%
(c)
03/15/2031 49,976
50,000 Herc Holdings, Inc. 6.00%
(c)
03/15/2034 49,719
140,000 Hightower Holding
LLC 6.75%
(c)
04/15/2029 140,135
170,000 Hilcorp Energy I LP 7.25%
(c)
02/15/2035 167,487
175,000 Hilton Domestic
Operating Co., Inc. 5.75%
(c)
09/15/2033 175,742
325,000 Honeywell
Aerospace, Inc. 4.95%
(c)
03/16/2036 320,159
95,000 HUB International
Ltd. 7.25%
(c)
06/15/2030 97,542
232,000 Hubbell, Inc. 4.90% 06/15/2033 230,327
213,000 Huntington
Bancshares, Inc.
(US Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 1.17%) 2.49% 08/15/2036 183,835
410,000 Hyundai Capital
America 5.30%
(c)
01/08/2029 414,854
418,000 Hyundai Capital
America 4.75%
(c)
06/18/2029 416,644
327,000 Illumina, Inc. 4.75% 12/12/2030 325,096
206,000 Intel Corp. 5.30% 05/15/2036 205,064
150,000 J&F Luxembourg
Finance Sarl 8.50%
(c)
12/01/2032 149,625
187,000 Jabil, Inc. 4.75% 02/01/2033 182,617
620,000 Jacobs Solutions, Inc. 5.38% 03/03/2036 610,026
125,000 JBS NV 5.63%
(c)
03/10/2037 124,557
403,000 JBS NV 6.25% 03/01/2056 395,260
55,000 JetBlue Airways Corp. 9.88%
(c)
09/20/2031 49,889
284,000 JPMorgan Chase &
Co. (SOFR + 1.01%) 5.14% 01/24/2031 287,240
421,000 JPMorgan Chase &
Co. (SOFR + 0.99%) 4.62% 04/23/2032 416,234
182,000 JPMorgan Chase &
Co. (SOFR + 1.64%) 5.58% 07/23/2036 184,841
328,000 JPMorgan Chase &
Co. (SOFR + 1.19%) 4.81% 10/22/2036 319,014
161,000 Kennametal, Inc. 5.80% 05/28/2036 162,742
192,000 Kentucky Utilities Co. 5.85% 08/15/2055 192,934
180,000 Kinder Morgan
Energy Partners LP 6.95% 01/15/2038 201,408
80,000 Kodiak Gas Services
LLC 6.50%
(c)
10/01/2033 81,138
80,000 Kodiak Gas Services
LLC 6.75%
(c)
10/01/2035 82,118
289,000 Kroger Co. (The) 5.65% 09/15/2064 271,109
690,000 Kyndryl Holdings, Inc. 4.10% 10/15/2041 488,963
386,000 Laboratory Corp. of
America Holdings 4.55% 04/01/2032 380,267
270,000 Lamar Media Corp. 5.38%
(c)
11/01/2033 264,821
229,000 Las Vegas Sands
Corp. 5.65% 05/18/2033 229,082
245,000 Level 3 Financing,
Inc. 6.88%
(c)
06/30/2033 251,873
90,000 LFS Topco LLC 8.75%
(c)
07/15/2030 90,473
339,000 Liberty Mutual
Group, Inc. 5.25%
(c)
05/01/2036 335,212
334,000 Liberty Utilities Co. 5.10%
(c)
05/15/2031 333,291
560,000 Life Time, Inc. 6.00%
(c)
11/15/2031 568,967
115,000 LifePoint Health, Inc. 10.00%
(c)
06/01/2032 114,950

|
June 30, 2026

Schedule of Investments DoubleLine Opportunistic Core Bond ETF
(Cont.)
(Unaudited)
June 30, 2026
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
65,000 LifePoint Health, Inc. 7.00%
(c)
05/01/2034 62,347
300,000 Light & Wonder
International, Inc. 6.25%
(c)
10/01/2033 298,503
140,000 Lindblad Expeditions
LLC 7.00%
(c)
09/15/2030 144,836
293,000 Lockheed Martin
Corp. 5.00% 08/15/2035 294,395
195,000 Lowe's Cos., Inc. 5.63% 04/15/2053 187,941
180,000 Madison IAQ LLC 5.88%
(c)
06/30/2029 180,202
300,000 Marriott
International, Inc. 4.50% 10/15/2031 296,151
320,000 Marriott
International, Inc. 5.30% 05/15/2034 323,278
420,000 Mars, Inc. 5.70%
(c)
05/01/2055 414,062
180,000 Marsh & McLennan
Cos., Inc. 4.95% 03/15/2036 177,055
326,000 Marvell Technology,
Inc. 5.30% 04/15/2036 324,500
549,000 MasTec , Inc. 5.90% 06/15/2029 565,047
100,000 Matador Resources
Co. 6.50%
(c)
04/15/2032 100,599
110,000 Matador Resources
Co. 6.00%
(c)
04/15/2034 107,308
75,000 Match Group
Holdings II LLC 5.00%
(c)
12/15/2027 74,786
40,000 Mavis Tire Express
Services Topco
Corp. 6.50%
(c)
05/15/2029 39,861
310,000 McDonald's Corp. 4.45% 03/01/2047 261,943
55,000 McGraw-Hill
Education, Inc. 5.75%
(c)
08/01/2028 54,807
175,000 McGraw-Hill
Education, Inc. 7.38%
(c)
09/01/2031 177,990
504,000 Medline Borrower LP 5.25%
(c)
10/01/2029 501,175
203,000 Medline Borrower LP 5.25%
(c)
06/15/2033 201,917
384,000 Merck & Co., Inc. 5.70% 09/15/2055 386,648
135,000 Meridian Arc Holdco
LLC 6.25%
(c)
04/30/2031 135,391
290,000 Michaels Cos., Inc.
(The) 8.50%
(c)
03/15/2033 287,415
135,000 Midwest Gaming
Borrower LLC 4.88%
(c)
05/01/2029 131,494
265,000 Miter Brands
Acquisition Holdco ,
Inc. 6.75%
(c)
04/01/2032 262,885
297,000 Molex Electronic
Technologies LLC 5.25%
(c)
04/30/2032 302,262
178,000 Morgan Stanley
(SOFR + 0.80%) 4.24% 01/09/2030 175,697
205,000 Morgan Stanley
(SOFR + 1.18%) 5.07% 01/30/2037 200,551
107,000 Morgan Stanley (US
Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 2.43%) 5.95% 01/19/2038 110,133
209,000 Morgan Stanley (US
Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 1.80%) 5.94% 02/07/2039 215,606
159,000 Morgan Stanley
(SOFR + 1.07%) 4.36% 10/22/2031 155,496
218,000
Motorola Solutions,
Inc. 5.20% 08/15/2032 220,055
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
373,000 Motorola Solutions,
Inc. 5.50% 09/01/2044 361,274
200,000 MPLX LP 5.30% 04/01/2036 197,250
110,000 Nabors Industries,
Inc. 9.13%
(c)
01/31/2030 115,020
105,000 Nabors Industries,
Inc. 7.63%
(c)
11/15/2032 107,500
234,000 National Fuel Gas Co. 5.05% 10/15/2031 233,024
89,000 National Fuel Gas Co. 5.95% 03/15/2035 91,783
80,000 NCL Corp. Ltd. 5.88%
(c)
01/15/2031 77,702
85,000 NCL Corp. Ltd. 6.25%
(c)
09/15/2033 82,600
135,000 Neptune Bidco US,
Inc. 10.38%
(c)
05/15/2031 140,025
137,000 New York Life
Insurance Co. 6.75%
(c)
11/15/2039 152,210
95,000 Newell Brands, Inc. 6.38% 05/15/2030 96,356
140,000 Nexstar Media, Inc. 6.50%
(c)
09/15/2033 140,084
55,000 Nexstar Media, Inc. 7.25%
(c)
04/15/2034 54,915
191,000 NextEra Energy
Capital Holdings,
Inc. (US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
2.46%) 6.75% 06/15/2054 199,000
206,000 NextEra Energy
Capital Holdings,
Inc. 5.90% 03/15/2055 204,080
60,000 NGL Energy
Operating LLC 8.13%
(c)
02/15/2029 62,138
172,000 NGPL PipeCo LLC 5.60%
(c)
08/15/2036 171,116
340,000 NiSource, Inc. 5.35% 04/01/2034 346,651
214,000 NiSource, Inc. (US
Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 2.45%) 6.95% 11/30/2054 221,513
197,000 NiSource, Inc. 5.85% 04/01/2055 195,485
140,000 Nissan Motor
Acceptance Co. LLC 6.13%
(c)
09/30/2030 137,743
259,000 Northrop Grumman
Corp. 4.03% 10/15/2047 206,434
355,000 Northrop Grumman
Corp. 5.20% 06/01/2054 331,501
145,000 Novelis Corp. 6.88%
(c)
01/30/2030 148,753
140,000 NRG Energy, Inc. 6.00%
(c)
02/01/2033 140,801
200,000 NRG Energy, Inc. 5.75%
(c)
01/15/2034 198,543
70,000 NRG Energy, Inc. 6.13%
(c)
05/15/2036 70,063
190,000 OAK-Eagle Acquireco ,
Inc. 7.25%
(c)
07/01/2033 198,864
65,000 OAK-Eagle Acquireco ,
Inc. 8.75%
(c)
07/01/2034 69,025
95,000 Olin Corp. 6.63%
(c)
04/01/2033 93,923
389,000 Omega Healthcare
Investors, Inc. 3.38% 02/01/2031 361,279
135,000 OneMain Finance
Corp. 7.50% 05/15/2031 139,554
200,000 OneMain Finance
Corp. 6.50% 03/15/2033 196,963
223,000 ONEOK, Inc. 5.70% 11/01/2054 207,206
176,000 O'Reilly Automotive,
Inc. 5.00% 08/19/2034 174,278
99,000 Outfront Media
Capital LLC 7.38%
(c)
02/15/2031 103,260
140,000 Par Petroleum LLC 7.38%
(c)
06/01/2034 141,755

DoubleLine ETF Trust
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
230,000 Park Intermediate
Holdings LLC 7.00%
(c)
02/01/2030 235,632
60,000 PBF Holding Co. LLC 7.25%
(c)
06/01/2034 59,438
95,000 Penn Entertainment,
Inc. 6.75%
(c)
04/01/2031 95,553
155,000 PennyMac Financial
Services, Inc. 7.88%
(c)
12/15/2029 161,293
230,000 PennyMac Financial
Services, Inc. 6.88%
(c)
05/15/2032 225,283
432,000 Penske Truck Leasing
Co. LP 5.25%
(c)
02/01/2030 437,349
125,000 Performance Food
Group, Inc. 5.63%
(c)
03/01/2034 122,773
216,000 Permian Resources
Operating LLC 6.25%
(c)
02/01/2033 220,675
250,000 PetSmart LLC 7.50%
(c)
09/15/2032 250,234
250,000 PetSmart LLC 10.00%
(c)
09/15/2033 250,576
175,000 Philip Morris
International, Inc. 5.25% 02/13/2034 177,923
332,000 Philip Morris
International, Inc. 4.88% 04/29/2036 325,146
331,000 Phillips Edison
Grocery Center
Operating
Partnership I LP 5.25% 08/15/2032 335,318
189,000 PNC Financial
Services Group,
Inc. (The) (SOFR +
1.42%) 5.37% 07/21/2036 190,836
179,000 PNC Financial
Services Group,
Inc. (The) (US
Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 1.17%) 5.42% 01/25/2041 175,961
85,000 PODS LLC 8.75%
(c)
05/15/2031 83,264
300,000 Post Holdings, Inc. 6.38%
(c)
03/01/2033 297,841
110,000 PR RNO Property
Owner 1 LLC 6.50%
(c)
05/01/2031 109,917
30,000 Prestige Brands, Inc. 6.25%
(c)
07/15/2034 30,000
395,000 Progressive Corp.
(The) 5.15% 03/26/2036 395,025
177,000 PSEG Power LLC 5.20%
(c)
05/15/2030 179,055
110,000 Qnity Electronics, Inc. 6.25%
(c)
08/15/2033 112,055
374,000 Qorvo, Inc. 3.38%
(c)
04/01/2031 342,499
501,000 QTS Fayetteville I
Dc1-2 LLC 5.70%
(c)
04/15/2036 476,529
483,000 Quest Diagnostics,
Inc. 5.00% 12/15/2034 479,902
390,000 Quikrete Holdings,
Inc. 6.75%
(c)
03/01/2033 397,754
115,000 QXO Building
Products, Inc. 6.50%
(c)
07/15/2031 117,269
105,000 QXO Building
Products, Inc. 6.75%
(c)
04/30/2032 108,484
115,000 QXO Building
Products, Inc. 6.88%
(c)
07/15/2034 118,125
190,000 Radiology Partners,
Inc. 8.50%
(c)
07/15/2032 198,521
400,000 Rentokil Terminix
Funding LLC 5.00%
(c)
04/28/2030 401,344
205,000 RHP Hotel Properties
LP 6.50%
(c)
06/15/2033 210,460
105,000 RHP Hotel Properties
LP 5.75%
(c)
03/15/2034 104,087
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
170,000 Rio Grande LNG LLC 5.25%
(c)
06/30/2031 170,015
69,000 Rio Grande LNG LLC 6.15%
(c)
06/30/2041 69,051
270,000 Rivers Enterprise
Borrower LLC 6.25%
(c)
10/15/2030 273,528
295,000 Rivers Enterprise
Borrower LLC 6.63%
(c)
02/01/2033 299,588
125,000 Rocket Cos., Inc. 6.38%
(c)
08/01/2033 127,277
378,000 Rollins, Inc. 5.25% 02/24/2035 377,655
304,000 Roper Technologies,
Inc. 4.25% 09/15/2028 301,782
161,000 Royal Caribbean
Cruises Ltd. 5.38%
(c)
07/15/2027 161,364
266,000 Royal Caribbean
Cruises Ltd. 5.38% 01/15/2036 264,175
439,000 Royalty Pharma plc 3.30% 09/02/2040 340,697
248,000 Royalty Pharma plc 5.95% 09/25/2055 247,361
210,000 Sabra Health Care LP 3.90% 10/15/2029 203,844
55,000 Sabre Financial
Borrower LLC 11.13%
(c)
06/15/2029 58,096
51,000 Sabre GLBL, Inc. 10.75%
(c)
11/15/2029 49,039
71,000 Sabre GLBL, Inc. 10.75%
(c)
03/15/2030 67,786
67,000 Santander Holdings
USA, Inc. (SOFR +
1.10%) 5.04% 06/05/2030 66,995
395,000 SE Cosmos LLC 8.88%
(c)
05/01/2031 406,414
90,000 Select Medical Corp. 6.25%
(c)
12/01/2032 87,489
190,000 SM Energy Co. 7.00%
(c)
08/01/2032 191,878
175,000 Solstice Advanced
Materials, Inc. 5.63%
(c)
09/30/2033 174,003
194,000 Solventum Corp. 5.40% 03/01/2029 197,392
398,000 Solventum Corp. 5.60% 03/23/2034 407,487
115,000 Sonoco Products Co. 4.60% 09/01/2029 114,334
161,000 Southern Co. (The)
(US Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 2.07%) 6.38% 03/15/2055 165,771
420,000 Space Exploration
Technologies Corp. 5.88%
(c)
07/15/2036 414,680
145,000 Spirit AeroSystems,
Inc. 4.60% 06/15/2028 144,619
265,000 Standard Building
Solutions, Inc. 6.50%
(c)
08/15/2032 266,774
105,000 Standard Building
Solutions, Inc. 5.88%
(c)
03/15/2034 101,283
160,000 Staples, Inc. 10.75%
(c)
09/01/2029 152,761
235,000 Starwood Property
Trust, Inc. 5.25%
(c)
10/15/2028 234,066
85,000 Stingray Compute LLC 6.00%
(c)
06/15/2031 85,274
62,000 Store Capital LLC 4.95% 02/11/2031 61,231
240,000 SV RNO Property
Owner 1 LLC 5.88%
(c)
03/01/2031 236,692
115,000 Synergy
Infrastructure
Holdings LLC 7.00%
(c)
07/15/2034 116,715
600,000 Takeda US Financing,
Inc. 5.90% 07/07/2055 606,211
120,000 Talen Energy Supply
LLC 6.25%
(c)
02/01/2034 119,321
60,000 Tallgrass Energy
Partners LP 7.38%
(c)
02/15/2029 61,760
80,000 Tallgrass Energy
Partners LP 6.75%
(c)
03/15/2034 80,949
150,000 Taylor Morrison
Communities, Inc. 5.75%
(c)
11/15/2032 154,560

|
June 30, 2026

Schedule of Investments DoubleLine Opportunistic Core Bond ETF
(Cont.)
(Unaudited)
June 30, 2026
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
25,000 Tenet Healthcare
Corp. 5.50%
(c)
11/15/2032 24,871
25,000 Tenet Healthcare
Corp. 6.00%
(c)
11/15/2033 25,237
377,000 Textron, Inc. 5.50% 05/15/2035 383,771
280,000 T-Mobile USA, Inc. 5.50% 01/15/2055 257,248
452,000 T-Mobile USA, Inc. 5.25% 06/15/2055 400,913
96,000 T-Mobile USA, Inc. 5.88% 11/15/2055 93,549
474,000 Trans-Allegheny
Interstate Line Co. 5.00%
(c)
01/15/2031 478,483
100,000 TransDigm, Inc. 6.88%
(c)
12/15/2030 102,837
235,000 TransDigm, Inc. 6.38%
(c)
05/31/2033 237,393
70,000 TransDigm, Inc. 6.25%
(c)
01/31/2034 71,485
70,000 TransDigm, Inc. 6.75%
(c)
01/31/2034 71,850
309,000 Travelers Cos., Inc.
(The) 4.60% 08/01/2043 277,276
54,000 Truist Financial Corp.
(SOFR + 2.45%) 7.16% 10/30/2029 56,883
359,000 Truist Financial Corp.
(SOFR + 1.57%) 5.15% 08/05/2032 361,762
359,000 Uber Technologies,
Inc. 4.80% 09/15/2034 352,412
325,000 UKG, Inc. 6.88%
(c)
02/01/2031 315,942
270,000 United Airlines
Holdings, Inc. 5.38% 03/01/2031 268,398
281,000 United Natural
Foods, Inc. 6.75%
(c)
10/15/2028 281,211
275,000 United Rentals North
America, Inc. 5.38%
(c)
11/15/2033 271,067
115,000 Uniti Group LP 8.63%
(c)
06/15/2032 120,067
105,000 Uniti Services LLC 7.50%
(c)
10/15/2033 110,570
255,000 Univision
Communications,
Inc. 7.38%
(c)
06/30/2030 255,900
225,000 US Foods, Inc. 5.75%
(c)
04/15/2033 225,427
60,000 Vail Resorts, Inc. 6.50%
(c)
05/15/2032 61,144
155,000 Venture Global LNG,
Inc. 8.38%
(c)
06/01/2031 161,402
45,000 Venture Global LNG,
Inc. 9.88%
(c)
02/01/2032 48,058
90,000 Venture Global LNG,
Inc. 6.38%
(c)
12/15/2034 88,502
60,000 Venture Global LNG,
Inc. 6.63%
(c)
06/15/2036 59,175
80,000 Venture Global
Plaquemines LNG
LLC 6.13%
(c)
12/15/2030 81,891
205,000 Venture Global
Plaquemines LNG
LLC 7.50%
(c)
05/01/2033 225,080
145,000 Venture Global
Plaquemines LNG
LLC 6.50%
(c)
01/15/2034 151,154
333,000 Veralto Corp. 4.85% 01/15/2032 332,556
147,000 Veralto Corp. 5.45% 09/18/2033 150,815
210,000 VeriSign, Inc. 5.10% 07/15/2031 210,674
353,000 VeriSign, Inc. 5.25% 06/01/2032 355,119
405,000 Verisk Analytics, Inc. 5.25% 06/05/2034 404,976
70,000 Veritiv Operating Co. 10.50%
(c)
11/30/2030 71,679
551,000 Verizon
Communications,
Inc. 5.75% 11/30/2045 535,891
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
336,000 Verizon
Communications,
Inc. (US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
2.04%) 6.20% 05/14/2056 339,813
799,000 Vertiv Group Corp. 4.13%
(c)
11/15/2028 791,607
135,000 Vertiv Holdings Co. 5.80% 03/15/2056 132,964
260,000 Viatris , Inc. 2.30% 06/22/2027 253,945
690,000 Victra Holdings LLC 8.75%
(c)
09/15/2029 712,186
805,000 Viking Cruises Ltd. 5.88%
(c)
10/15/2033 806,655
199,000 Viper Energy Partners
LLC 4.90% 08/01/2030 198,446
231,000 Virginia Electric and
Power Co. 5.55% 08/15/2054 223,334
206,000 Virginia Electric and
Power Co. 5.60% 09/15/2055 200,081
408,000 Vistra Operations
Co. LLC 4.38%
(c)
05/01/2029 401,017
200,000 Vistra Operations
Co. LLC 5.55%
(c)
04/30/2036 199,093
195,000 Voyager Parent LLC 9.25%
(c)
07/01/2032 206,336
169,000 VSP Optical Group,
Inc. 5.40%
(c)
06/01/2033 169,508
407,000 VSP Optical Group,
Inc. 5.45%
(c)
12/01/2035 404,765
115,000 VT Topco, Inc. 8.50%
(c)
08/15/2030 116,772
90,000 Walker & Dunlop,
Inc. 6.63%
(c)
04/01/2033 91,485
350,000 Wand NewCo 3, Inc. 7.63%
(c)
01/30/2032 362,198
216,000 Waste Connections,
Inc. 5.25% 09/01/2035 219,048
145,000 Watco Cos. LLC 7.13%
(c)
08/01/2032 148,983
105,000 Wayfair LLC 7.25%
(c)
10/31/2029 108,440
140,000 Wayfair LLC 6.75%
(c)
11/15/2032 143,881
250,000 WBI Operating LLC 6.50%
(c)
10/15/2033 251,701
275,000 Weatherford
International Ltd. 6.75%
(c)
10/15/2033 280,734
229,000 WEC Energy Group,
Inc. (US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
1.91%) 5.63% 05/15/2056 227,742
822,000 Wells Fargo & Co.
(SOFR + 0.97%) 4.84% 05/20/2032 819,397
599,000 Wells Fargo & Co.
(SOFR + 1.38%) 5.21% 12/03/2035 598,171
263,000 WESCO Distribution,
Inc. 6.38%
(c)
03/15/2033 270,030
95,000 WESCO Distribution,
Inc. 5.50%
(c)
04/15/2034 94,215
201,000 Western Midstream
Operating LP 5.50% 12/15/2035 198,964
334,000 Western Midstream
Operating LP 5.70% 07/01/2036 334,727
512,000 Westinghouse Air
Brake Technologies
Corp. 4.90% 05/29/2030 515,383
85,000 Whirlpool Corp. 7.50%
(c)
07/01/2031 86,228
105,000 Whirlpool Corp. 6.50% 06/15/2033 91,148
346,000 Williams Cos., Inc.
(The) 5.95% 03/15/2056 342,914
100,000 Windstream Services
LLC 8.25%
(c)
10/01/2031 105,509

DoubleLine ETF Trust
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
231,000 Workday, Inc. 3.80% 04/01/2032 215,178
185,000 WR Grace Holdings
LLC 5.63%
(c)
08/15/2029 174,029
210,000 XHR LP 6.63%
(c)
05/15/2030 215,109
160,000 XPO, Inc. 7.13%
(c)
06/01/2031 165,575
227,000 Xylem, Inc. 5.20% 06/01/2033 230,152
319,000 Zoetis, Inc. 4.70% 02/01/2043 285,473
Total U.S. Corporate Bonds
(Cost $100,755,705) 100,763,539
U.S. GOVERNMENT AND AGENCY MORTGAGE-BACKED OBLIGATIONS 21.8%
FHLMC REMICS ,
1,796,580 Series 5015-CG 1.00% 09/25/2050 1,425,348
FHLMC UMBS ,
1,299,676 Pool QE2333 3.00% 05/01/2052 1,134,838
3,421,988 Pool QY4482 5.50% 06/01/2055 3,452,148
1,503,661 Pool RA7939 5.00% 09/01/2052 1,493,230
1,045,733 Pool SD2347 5.50% 02/01/2053 1,065,976
2,696,371 Pool SD2969 2.50% 05/01/2052 2,302,602
1,304,033 Pool SD3033 5.50% 05/01/2053 1,339,305
5,118,798 Pool SD3081 5.50% 06/01/2053 5,181,916
1,321,584 Pool SD3803 2.00% 02/01/2052 1,082,231
1,201,871 Pool SD3892 5.50% 09/01/2053 1,220,928
969,183 Pool SD4301 6.00% 11/01/2053 1,009,503
772,231 Pool SD4888 6.00% 02/01/2054 802,528
2,348,897 Pool SD5249 5.50% 04/01/2054 2,396,636
1,703,726 Pool SD5617 6.00% 06/01/2054 1,774,533
2,575,818 Pool SD6002 5.50% 07/01/2054 2,626,632
2,244,866 Pool SD6977 4.50% 03/01/2049 2,192,669
1,097,511 Pool SD8146 2.00% 05/01/2051 884,531
2,256,390 Pool SD8276 5.00% 12/01/2052 2,235,850
3,943,088 Pool SL0638 2.50% 02/01/2052 3,365,606
2,037,485 Pool SL1124 6.00% 04/01/2055 2,096,114
1,861,511 Pool SL1712 6.00% 12/01/2054 1,911,466
2,742,686 Pool SL2456 5.50% 08/01/2055 2,766,885
3,782,550 Pool SL3926 6.00% 02/01/2055 3,919,382
3,475,163 Pool SL3934 5.00% 02/01/2053 3,443,413
FNMA ,
1,182,673 Pool BS9685 5.63% 10/01/2033 1,227,804
1,940,000 Pool BS9945 6.13% 11/01/2033 2,071,790
1,603,000 Pool BZ0238 5.79% 01/01/2029 1,611,838
4,270,000 Pool BZ1178 5.81% 06/01/2031 4,371,990
2,053,000 Pool BZ3117 5.06% 03/01/2035 2,098,513
2,010,000 Pool BZ3627 4.90% 04/01/2030 2,014,502
1,366,000 Pool BZ4051 5.10% 03/01/2030 1,368,857
FNMA ACES ,
1,909,000 Series 2022-M2-A2 2.40% 11/25/2031 1,730,853
FNMA REMICS ,
1,267,577 Series 2018-62-B 3.50% 09/25/2048 1,145,230
FNMA UMBS ,
7,102,227 Pool BU8850 3.00% 05/01/2052 6,204,991
2,807,476 Pool CA6032 2.50% 06/01/2050 2,398,716
5,195,793 Pool CA6275 2.00% 07/01/2050 4,240,819
2,053,177 Pool CA8494 2.00% 01/01/2051 1,674,169
1,484,201 Pool CB4573 5.00% 09/01/2052 1,471,125
717,410 Pool CB7781 5.50% 01/01/2054 724,746
1,330,330 Pool CB8692 5.50% 06/01/2054 1,356,574
3,089,899 Pool CB8851 6.00% 07/01/2054 3,217,068
4,276,276 Pool FA0561 5.00% 01/01/2055 4,255,098
725,959 Pool FA1142 6.00% 10/01/2054 751,700
2,459,262 Pool FA1622 2.50% 06/01/2052 2,072,275
611,745 Pool FA2510 5.50% 08/01/2055 619,500
4,599,590 Pool FA3443 2.00% 05/01/2052 3,748,752
2,815,459 Pool FA4225 5.00% 02/01/2053 2,795,262
1,730,752 Pool FA4457 2.00% 02/01/2052 1,405,243
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
3,601,900 Pool FA5159 3.00% 03/01/2056 3,145,090
5,189,955 Pool FA5160 3.00% 07/01/2052 4,531,731
4,430,432 Pool FM6660 2.50% 03/01/2051 3,724,924
1,750,456 Pool FM9785 2.00% 12/01/2051 1,412,661
2,187,271 Pool FS3708 5.00% 01/01/2053 2,170,743
945,734 Pool FS5082 5.00% 02/01/2053 946,696
1,495,928 Pool FS5420 2.50% 03/01/2052 1,277,954
1,560,365 Pool FS5600 2.50% 06/01/2052 1,335,109
3,803,095 Pool FS5719 3.00% 05/01/2052 3,381,748
775,062 Pool FS6309 6.00% 12/01/2053 811,164
2,367,016 Pool FS6517 2.50% 04/01/2052 2,030,494
2,470,039 Pool FS7738 6.00% 03/01/2054 2,585,089
1,277,510 Pool FS8659 5.50% 07/01/2054 1,301,041
3,093,009 Pool MA5553 5.50% 12/01/2054 3,110,186
GNMA ,
959,764 Pool 785717 3.00% 11/20/2051 848,764
2,700,433 Pool 785805 2.50% 12/20/2051 2,298,657
2,370,645 Pool 786184 3.00% 02/20/2052 2,094,556
694,220 Pool 786227 3.00% 04/20/2052 612,902
1,432,662 Pool 786726 2.00% 03/20/2051 1,156,796
2,298,813 Pool 787800 2.50% 12/20/2050 1,937,312
3,816,914 Pool 787829 2.50% 03/20/2052 3,265,961
1,523,832 Pool 787830 2.50% 12/20/2050 1,296,350
3,034,737 Pool 787831 2.50% 10/20/2050 2,569,254
2,173,450 Pool 787860 3.00% 05/20/2051 1,938,665
1,557,669 Pool MA5191 3.50% 05/20/2048 1,432,886
512,657 Series 2013-116-WU 3.00% 12/20/2042 506,272
930,993 Series 2021-58-HP 3.00% 08/20/2050 823,152
835,628 Series 2022-23-BA 3.00% 05/20/2049 769,083
Total U.S. Government and Agency Mortgage-
Backed Obligations
(Cost $158,824,180) 159,016,925
U.S. GOVERNMENT AND AGENCY OBLIGATIONS 16.9%
3,690,000 U.S. Treasury Bonds 1.13% 05/15/2040 2,336,303
2,260,000 U.S. Treasury
Inflation Linked
Bonds 1.75% 01/15/2028 3,568,760
3,110,000 U.S. Treasury
Inflation Linked
Notes 0.13% 04/15/2027 3,596,788
2,445,000 U.S. Treasury
Inflation Linked
Notes 0.38% 07/15/2027 3,273,238
3,895,000 U.S. Treasury
Inflation Linked
Notes 1.63% 10/15/2027 4,358,427
2,485,000 U.S. Treasury
Inflation Linked
Notes 0.50% 01/15/2028 3,270,151
3,270,000 U.S. Treasury
Inflation Linked
Notes 1.25% 04/15/2028 3,572,774
5,000,000 U.S. Treasury Notes 0.75% 01/31/2028 4,740,430
31,950,000 U.S. Treasury Notes 0.63% 05/15/2030 27,921,305
39,700,000 U.S. Treasury Notes 0.63% 08/15/2030 34,386,248
37,200,000 U.S. Treasury Notes 0.88% 11/15/2030 32,308,781
Total U.S. Government and Agency Obligations
(Cost $124,182,833) 123,333,205
AFFILIATED MUTUAL FUNDS  5.1%
2,239,125 DoubleLine Emerging
Markets Local
Currency Bond Fund 21,450,814
1,853,272
DoubleLine Global
Bond Fund 16,049,336

|
June 30, 2026

Schedule of Investments DoubleLine Opportunistic Core Bond ETF
(Cont.)
(Unaudited)
June 30, 2026
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Total Affiliated Mutual Funds
(Cost $37,952,000) 37,500,150
SHORT TERM INVESTMENTS 1.0%
7,270,026 JPMorgan U.S.
Government Money
Market Fund - Class
IM 3.59%
( i )
7,270,026
Total Short Term Investments
(Cost $7,270,026) 7,270,026
Total Investments 99.3%
(Cost $724,308,601) 723,416,409
Other Assets in Excess of Liabilities 0.7% 5,412,972
NET ASSETS 100.0% $728,829,381
INVESTMENT BREAKDOWN as a % of Net Assets:
US Government and Agency Mortgage Backed Obligations 21.8%
US Government and Agency Obligations 16.9
Non-Agency Residential Collateralized Mortgage Obligations 10.1
Asset Backed Obligations 7.7
Non-Agency Commercial Mortgage Backed Obligations 7.4
Affiliated Mutual Funds 5.1
Collateralized Loan Obligations 4.0
Banks 2.6
Oil, Gas & Consumable Fuels 2.1
Electric Utilities 2.0
Hotels, Restaurants & Leisure 1.1
Short Term Investments 1.0
Diversified Telecommunication Services 1.0
Metals & Mining 0.9
Foreign Government Bonds, Foreign Agencies and Foreign
Government Sponsored Corporations 0.9
Ground Transportation 0.7
Media 0.7
Capital Markets 0.6
Health Care Equipment & Supplies 0.6
Consumer Finance 0.6
Insurance 0.6
Specialty Retail 0.6
Commercial Services & Supplies 0.6
Pharmaceuticals 0.5
Software 0.5
Health Care Providers & Services 0.4
Transportation Infrastructure 0.4
Food Products 0.4
Building Products 0.4
Aerospace & Defense 0.4
Multi-Utilities 0.4
Semiconductors & Semiconductor Equipment 0.4
Electrical Equipment 0.3
Trading Companies & Distributors 0.3
Financial Services 0.3
Machinery 0.3
Construction & Engineering 0.3
Independent Power and Renewable Electricity Producers 0.2
IT Services 0.2
Diversified Consumer Services 0.2
Professional Services 0.2
Marine Transportation 0.2
Chemicals 0.2
Tobacco 0.2
Energy Equipment & Services 0.2
INVESTMENT BREAKDOWN as a % of Net Assets: (Cont.)
Automobile Components 0.2%
Electronic Equipment, Instruments & Components 0.2
Specialized REITs 0.2
Wireless Telecommunication Services 0.2
Entertainment 0.1
Biotechnology 0.1
Containers & Packaging 0.1
Consumer Staples Distribution & Retail 0.1
Automobiles 0.1
Distributors 0.1
Health Care REITs 0.1
Hotel & Resort REITs 0.1
Residential REITs 0.1
Retail REITs 0.1
Construction Materials 0.1
Household Durables 0.1
Electric 0.1
Communications Equipment 0.1
Passenger Airlines 0.1
Technology Hardware, Storage & Peripherals 0.1
Broadline Retail 0.1
Paper & Forest Products 0.1
Industrial REITs 0.1
Real Estate Management & Development 0.1
Life Sciences Tools & Services 0.0
(a)
Gas Utilities 0.0
(a)
Personal Care Products 0.0
(a)
Mortgage Real Estate Investment Trusts (REITs) 0.0
(a)
Household Products 0.0
(a)
Water Utilities 0.0
(a)
Banking 0.0
(a)
Wireless 0.0
(a)
Leisure Products 0.0
(a)
Textiles, Apparel & Luxury Goods 0.0
(a)
Health Care Technology 0.0
(a)
Food and Beverage 0.0
(a)
Container & Packaging 0.0
(a)
Common Stocks 0.0
(a)
Other Assets and Liabilities 0.7
100.0%

DoubleLine ETF Trust
.
(a) Represents less than 0.05% of net assets.
(b) Value determined using significant unobservable inputs.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2026, the value of these securities amounted to approximately $239,724,905 or
32.89% of net assets.
(d) Step bond; coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(e) Perpetual maturity. The date disclosed is the next call date of the security.
(f) Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(g) Interest only security.
(h) Security is in default or has failed to make a scheduled payment.
( i ) Seven-day yield as of period end.
PIK A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
Abbreviations:
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage Backed Securities
STACR Structured Agency Credit Risk
REMIC Real Estate Mortgage Investment Conduit
ACES Alternative Credit Enhancement Securities
Futures Contracts
Description Long/Short
Contract
Quantity
Expiration
Date
Notional
Amount
(1)
Unrealized Appreciation
(Depreciation) / Value
U.S. Treasury Long Bonds Long 742 09/21/2026 $ 84,217,000 $ 2,251,454
U.S. Treasury 5 Year Notes Long 1,060 09/30/2026 113,469,688 338,704
U.S. Treasury 10 Year Ultra Bonds Short (13) 09/21/2026 (1,462,094) 5,087
U.S. Treasury 2 Year Notes Long 1,290 09/30/2026 265,911,327 (74,178)
U.S. Treasury Ultra Bonds Short (273) 09/21/2026 (31,710,656) (1,035,590)
$1,485,477
(1) Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.
A summary of the DoubleLine Opportunistic Core Bond ETF's investments in affiliated mutual funds for the period ended June 30, 2026 is as follows:
    Fund
Value at
September 30 ,
2025
Gross
Purchases
Gross
Sales
Net Realized
Gain (Loss)
for the period
Ended June 30 ,
2026
Change in
Unrealized
for the period
Ended June 30 ,
2026
Value
at June 30 ,
2026
Shares Held
at June 30 ,
2026
Dividend
Income
Earned for
the
period Ended
June 30 ,
2026
DoubleLine Global Bond Fund $ 13,100,000 $ 3,321,000 $ — $ — $ (371,664) $ 16,049,336 1,853,272 $ 393,508
DoubleLine Emerging Markets Local
Currency Bond Fund 5,238,738 16,431,000 — — (218,924) 21,450,814 2,239,125 690,983
$ 18,338,738 $ 19,752,000 $ — $ — $(590,588) $37,500,150 4,092,397 $ 1,084,491

Schedule of Investments DoubleLine Shiller CAPE
®
U.S. Equities ETF
(Unaudited)
June 30, 2026
|
June 30, 2026
27
SHARES SECURITY DESCRIPTION VALUE $
COMMON STOCKS 99.6%
BEVERAGES 5.0%
6,715 Brown-Forman Corp. - Class B 178,955
49,369 Coca-Cola Co. (The) 4,012,219
5,512 Constellation Brands, Inc. - Class A 766,664
53,410 Keurig Dr Pepper, Inc. 1,748,109
6,671 Molson Coors Beverage Co. - Class B 259,902
28,151 Monster Beverage Corp.
(a)
2,705,874
17,371 PepsiCo, Inc. 2,352,033
12,023,756
BIOTECHNOLOGY 4.9%
19,271 AbbVie, Inc. 4,849,353
5,876 Amgen, Inc. 2,127,817
1,601 Biogen, Inc.
(a)
345,912
13,578 Gilead Sciences, Inc. 1,715,445
1,822 Incyte Corp.
(a)
206,542
3,760 Moderna, Inc.
(a)
263,313
1,101 Regeneron Pharmaceuticals, Inc. 686,518
2,793 Vertex Pharmaceuticals, Inc.
(a)
1,387,367
11,582,267
CONSUMER STAPLES DISTRIBUTION & RETAIL 8.1%
739 Casey's General Stores, Inc. 587,350
5,646 Costco Wholesale Corp. 5,281,664
8,743 Dollar General Corp. 1,006,407
7,268 Dollar Tree, Inc.
(a)
879,065
22,960 Kroger Co. (The) 1,274,969
18,907 Sysco Corp. 1,580,247
17,922 Target Corp. 2,340,792
35,955 Walgreens Boots Alliance, Inc., CVR
(a)(b)
19,056
55,654 Walmart, Inc. 6,303,371
19,272,921
DIVERSIFIED REITS 0.3%
9,689 WP Carey, Inc. 692,764
DIVERSIFIED TELECOMMUNICATION SERVICES 2.5%
87,121 AT&T, Inc. 1,803,405
86,916 Comcast Corp. - Class A 2,133,787
49,999 Verizon Communications, Inc. 2,116,958
6,054,150
ENTERTAINMENT 7.6%
12,422 Electronic Arts, Inc. 2,547,007
16,982 Live Nation Entertainment, Inc.
(a)
3,109,574
27,155 Netflix, Inc.
(a)
1,938,867
13,084 Take-Two Interactive Software, Inc.
(a)
3,270,738
10,534 TKO Group Holdings, Inc. - Class A 2,120,600
26,674 Walt Disney Co. (The) 2,567,373
92,799 Warner Bros Discovery, Inc.
(a)
2,474,021
18,028,180
FOOD PRODUCTS 4.1%
18,996 Archer-Daniels-Midland Co. 1,451,295
5,351 Bunge Global SA 571,112
7,746 Campbell's Co. (The) 172,503
18,846 Conagra Brands, Inc. 253,667
20,998 General Mills, Inc. 730,730
5,837 Hershey Co. (The) 1,024,102
11,401 Hormel Foods Corp. 282,973
4,204 J M Smucker Co. (The) 472,950
33,612 Kraft Heinz Co. (The) 793,915
9,947 McCormick & Co., Inc. (Non-Voting) 501,528
48,498 Mondelez International, Inc. - Class A 2,805,125
11,105 Tyson Foods, Inc. - Class A 635,761
9,695,661
HEALTH CARE EQUIPMENT & SUPPLIES 4.1%
18,972 Abbott Laboratories 1,721,518
SHARES SECURITY DESCRIPTION VALUE $
722 Align Technology, Inc.
(a)
121,773
5,604 Baxter International, Inc. 119,477
3,099 Becton Dickinson & Co. 468,972
16,211 Boston Scientific Corp.
(a)
691,885
2,131 Cooper Cos., Inc. (The)
(a)
152,814
4,193 Dexcom, Inc.
(a)
282,399
6,365 Edwards Lifesciences Corp.
(a)
575,778
4,996 GE HealthCare Technologies, Inc. 319,794
2,680 Hologic, Inc., CVR
(a)(b)

865 IDEXX Laboratories, Inc.
(a)
455,371
765 Insulet Corp.
(a)
116,471
3,882 Intuitive Surgical, Inc.
(a)
1,543,794
14,017 Medtronic plc 1,096,550
1,571 ResMed, Inc. 306,156
1,606 Solventum Corp.
(a)
123,903
1,072 STERIS plc 225,731
3,765 Stryker Corp. 1,185,373
2,160 Zimmer Biomet Holdings, Inc. 185,954
9,693,740
HEALTH CARE PROVIDERS & SERVICES 4.9%
2,568 Cardinal Health, Inc. 610,054
2,116 Cencora, Inc. 598,786
5,088 Centene Corp.
(a)
326,599
2,873 Cigna Group (The) 792,029
13,867 CVS Health Corp. 1,434,541
364 DaVita, Inc.
(a)
80,983
2,405 Elevance Health, Inc. 930,086
1,717 HCA Healthcare, Inc. 669,441
1,090 Henry Schein, Inc.
(a)
91,037
1,322 Humana, Inc. 525,125
905 Labcorp Holdings, Inc. 253,400
1,337 McKesson Corp. 1,010,237
1,194 Quest Diagnostics, Inc. 253,068
9,864 UnitedHealth Group, Inc. 4,099,773
610 Universal Health Services, Inc. - Class B 90,701
11,765,860
HEALTH CARE REITS 4.4%
6,903 Alexandria Real Estate Equities, Inc. 364,824
15,495 Healthcare Realty Trust, Inc. - Class A 312,534
30,759 Healthpeak Properties, Inc. 658,243
13,069 Omega Healthcare Investors, Inc. 623,130
11,187 Sabra Health Care REIT, Inc. 218,258
21,054 Ventas, Inc. 1,869,595
27,995 Welltower, Inc. 6,354,025
10,400,609
HEALTH CARE TECHNOLOGY 0.1%
1,659 Veeva Systems, Inc. - Class A
(a)
294,423
HOTEL & RESORT REITS 0.3%
28,230 Host Hotels & Resorts, Inc. 669,333
HOUSEHOLD PRODUCTS 4.1%
9,338 Church & Dwight Co., Inc. 904,665
4,781 Clorox Co. (The) 456,299
30,055 Colgate-Palmolive Co. 2,755,442
13,059 Kimberly-Clark Corp. 1,433,486
29,519 Procter & Gamble Co. (The) 4,328,667
9,878,559
INDUSTRIAL REITS 2.9%
12,491 Americold Realty Trust, Inc. 196,359
2,342 EastGroup Properties, Inc. 474,325
5,838 First Industrial Realty Trust, Inc. 357,928
2,501 Lineage, Inc. 108,168
38,325 Prologis, Inc. 5,191,887
10,158 Rexford Industrial Realty, Inc. 340,293

DoubleLine ETF Trust
Schedule of Investments DoubleLine Shiller CAPE
®
U.S. Equities ETF
(Cont.)
(Unaudited)
June 30, 2026
SHARES SECURITY DESCRIPTION VALUE $
8,431 STAG Industrial, Inc. 320,884
6,989,844
INTERACTIVE MEDIA & SERVICES 7.3%
15,525 Alphabet, Inc. - Class A 5,548,169
12,462 Alphabet, Inc. - Class C 4,403,198
13,351 Meta Platforms, Inc. - Class A 7,520,486
17,471,853
LIFE SCIENCES TOOLS & SERVICES 2.3%
3,098 Agilent Technologies, Inc. 411,507
1,711 Bio-Techne Corp. 120,882
531 Charles River Laboratories International, Inc.
(a)
120,425
6,871 Danaher Corp. 1,308,788
1,857 IQVIA Holdings, Inc.
(a)
358,810
226 Mettler-Toledo International, Inc.
(a)
288,717
1,235 Revvity, Inc. 137,406
4,121 Thermo Fisher Scientific, Inc. 2,066,105
1,070 Waters Corp.
(a)
401,293
793 West Pharmaceutical Services, Inc. 284,687
5,498,620
MEDIA 5.1%
11,314 Charter Communications, Inc. - Class A
(a)
1,608,964
21,343 EchoStar Corp. - Class A
(a)
2,166,315
25,871 Fox Corp. - Class A 1,349,431
18,255 Fox Corp. - Class B 855,064
58,629 News Corp. - Class A 1,455,758
19,382 News Corp. - Class B 543,859
33,422 Omnicom Group, Inc. 2,434,124
49,303 Paramount Skydance Corp. - Class B 486,128
69,716 Trade Desk, Inc. (The) - Class A
(a)
1,260,465
12,160,108
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) 0.7%
49,123 AGNC Investment Corp. 535,441
31,823 Annaly Capital Management, Inc. 711,563
24,583 Rithm Capital Corp. 230,834
15,406 Starwood Property Trust, Inc. 252,350
1,730,188
OFFICE REITS 0.5%
6,488 BXP, Inc. 430,219
7,430 Cousins Properties, Inc. 222,751
4,795 Kilroy Realty Corp. 179,669
7,057 Vornado Realty Trust 277,340
1,109,979
PERSONAL CARE PRODUCTS 0.9%
9,769 Estee Lauder Cos., Inc. (The) - Class A 771,263
75,376 Kenvue, Inc. 1,440,435
2,211,698
PHARMACEUTICALS 10.1%
22,174 Bristol-Myers Squibb Co. 1,277,666
8,716 Eli Lilly & Co. 10,454,231
26,392 Johnson & Johnson 6,702,775
26,961 Merck & Co., Inc. 3,464,489
62,172 Pfizer, Inc. 1,497,102
12,586 Viatris, Inc. 199,866
4,610 Zoetis, Inc. - Class A 331,275
23,927,404
REAL ESTATE MANAGEMENT & DEVELOPMENT 1.3%
12,749 CBRE Group, Inc. - Class A
(a)
1,717,164
18,744 CoStar Group, Inc.
(a)
530,830
2,091 Jones Lang LaSalle, Inc.
(a)
648,105
2,043 Zillow Group, Inc. - Class A
(a)
64,089
7,845 Zillow Group, Inc. - Class C
(a)
247,274
3,207,462
SHARES SECURITY DESCRIPTION VALUE $
RESIDENTIAL REITS 3.0%
14,417 American Homes 4 Rent - Class A 483,258
6,277 AvalonBay Communities, Inc. 1,184,408
4,571 Camden Property Trust 523,334
8,566 Equity LifeStyle Properties, Inc. 552,079
15,223 Equity Residential 1,034,098
2,846 Essex Property Trust, Inc. 829,865
24,945 Invitation Homes, Inc. 753,588
5,159 Mid-America Apartment Communities, Inc. 716,791
5,143 Sun Communities, Inc. 616,697
13,341 UDR, Inc. 532,573
7,226,691
RETAIL REITS 3.6%
5,284 Agree Realty Corp. 400,210
13,571 Brixmor Property Group, Inc. 427,894
3,474 Federal Realty Investment Trust 428,831
29,820 Kimco Realty Corp. 755,937
8,388 NNN REIT, Inc. 390,294
40,153 Realty Income Corp. 2,487,880
7,270 Regency Centers Corp. 579,710
13,659 Simon Property Group, Inc. 3,054,834
8,525,590
SPECIALIZED REITS 8.0%
14,085 American Tower Corp. 2,303,883
19,179 Crown Castle, Inc. 1,452,426
10,066 CubeSmart 400,325
14,229 Digital Realty Trust, Inc. 2,555,244
2,669 Equinix, Inc. 2,782,138
9,369 Extra Space Storage, Inc. 1,361,316
12,446 Gaming and Leisure Properties, Inc. 554,220
13,042 Iron Mountain, Inc. 1,647,335
3,850 Lamar Advertising Co. - Class A 600,523
6,869 Millrose Properties, Inc. - Class A 206,413
6,963 Public Storage 2,216,393
4,724 SBA Communications Corp. - Class A 833,597
48,314 VICI Properties, Inc. - Class A 1,282,737
31,756 Weyerhaeuser Co. 760,239
18,956,789
TOBACCO 2.7%
40,534 Altria Group, Inc. 2,916,421
19,884 Philip Morris International, Inc. 3,597,215
6,513,636
WIRELESS TELECOMMUNICATION SERVICES 0.8%
11,777 T-Mobile US, Inc. 1,975,356
Total Common Stocks
(Cost $229,854,441) 237,557,441
SHORT TERM INVESTMENTS 0.2%
519,845 JPMorgan U.S. Government Money
Market Fund - Class IM 3.59%
(c)
519,845
Total Short Term Investments
(Cost $519,845) 519,845
Total Investments 99.8%
(Cost $230,374,286) 238,077,286
Other Assets in Excess of Liabilities 0.2% 368,631
NET ASSETS 100.0% $238,445,917

|
June 30, 2026

(a) Non-income producing security.
(b) Value determined using significant unobservable inputs.
(c) Seven-day yield as of period end.

Schedule of Investments DoubleLine Commercial Real Estate ETF
(Unaudited)
June 30, 2026

DoubleLine ETF Trust
P RINCIPAL
A MOUNT
$/S HARES
S ECURITY
D ESCRIPTION R ATE M ATURITY V ALUE $
COLLATERALIZED LOAN OBLIGATIONS 20.8%
ACREC Ltd. ,
229,500 Series 2021-FL1-C
(CME Term SOFR 1
Month + 2.26%) 5.90%
(a)
10/16/2036 229,954
ACRES LLC ,
1,891,738 Series 2025-FL3-A
(CME Term SOFR 1
Month + 1.62%) 5.26%
(a)
08/18/2040 1,896,272
Arbor Realty Collateralized Loan Obligation Ltd. ,
3,100,000 Series 2025-BTR1-A
(CME Term SOFR 1
Month + 1.93%) 5.57%
(a)
01/20/2041 3,113,488
4,300,000 Series 2025-BTR1-AS
(CME Term SOFR 1
Month + 2.64%) 6.28%
(a)
01/20/2041 4,325,740
Arbor Realty Commercial Real Estate Notes LLC ,
1,456,000 Series 2026-FL1-A
(CME Term SOFR 1
Month + 1.50%) 5.14%
(a)
09/20/2043 1,460,680
Arbor Realty Commercial Real Estate Notes Ltd. ,
1,782,101 Series 2022-FL1-A
(SOFR 30 Day
Average + 1.45%,
1.45% Floor) 5.04%
(a)
01/15/2037 1,784,371
1,600,000 Series 2022-FL1-C
(SOFR 30 Day
Average + 2.30%) 5.89%
(a)
01/15/2037 1,603,991
AREIT LLC ,
944,320 Series 2022-CRE7-A
(CME Term SOFR 1
Month + 2.24%) 5.88%
(a)
06/17/2039 947,480
3,000,000 Series 2025-CRE11-A
(CME Term SOFR 1
Month + 1.55%) 5.19%
(a)
07/25/2043 3,008,259
BDS LLC ,
2,000,000 Series 2025-FL16-C
(CME Term SOFR 1
Month + 2.10%) 5.74%
(a)
06/19/2043 1,997,462
2,000,000 Series 2026-FL17-C
(CME Term SOFR 1
Month + 1.95%) 5.59%
(a)
05/19/2043 2,004,990
BSPDF Issuer LLC ,
1,000,000 Series 2025-FL2-A
(CME Term SOFR 1
Month + 1.52%) 5.15%
(a)
12/15/2042 1,003,655
BSPRT Issuer LLC ,
2,500,000 Series 2026-FL13-A
(CME Term SOFR 1
Month + 1.50%) 5.14%
(a)
10/18/2043 2,505,908
BSPRT Issuer Ltd. ,
433,258 Series 2023-FL10-A
(CME Term SOFR
1 Month + 2.26%,
2.26% Floor) 5.88%
(a)
09/15/2035 433,961
BXMT Ltd. ,
954,222 Series 2020-FL2-AS
(CME Term SOFR 1
Month + 1.51%) 5.15%
(a)
02/15/2038 951,946
1,750,000 Series 2020-FL2-B
(CME Term SOFR 1
Month + 1.76%) 5.40%
(a)
02/15/2038 1,744,577
894,184 Series 2021-FL4-A
(CME Term SOFR 1
Month + 1.41%) 5.05%
(a)
05/15/2038 894,850
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
FS Rialto ,
363,514 Series 2021-FL2-A
(CME Term SOFR
1 Month + 1.58%,
1.33% Floor) 5.22%
(a)
05/16/2038 363,993
1,250,000 Series 2021-FL2-AS
(CME Term SOFR 1
Month + 1.91%) 5.55%
(a)
05/16/2038 1,253,199
3,105,727 Series 2021-FL3-A
(CME Term SOFR
1 Month + 1.36%,
1.36% Floor) 5.00%
(a)
11/16/2036 3,113,494
3,500,000 Series 2021-FL3-AS
(CME Term SOFR 1
Month + 1.66%) 5.30%
(a)
11/16/2036 3,504,123
1,300,000 Series 2021-FL3-C
(CME Term SOFR 1
Month + 2.16%) 5.80%
(a)
11/16/2036 1,305,304
FS Rialto Issuer LLC ,
1,500,000 Series 2024-FL9-A
(CME Term SOFR 1
Month + 1.63%) 5.27%
(a)
10/19/2039 1,505,976
GPMT Ltd. ,
1,943,503 Series 2021-FL3-AS
(CME Term SOFR 1
Month + 1.96%) 5.60%
(a)
07/16/2035 1,946,852
6,098,627 Series 2021-FL4-A
(CME Term SOFR
1 Month + 1.46%,
1.35% Floor) 5.11%
(a)
12/15/2036 6,120,460
1,320,000 Series 2021-FL4-AS
(CME Term SOFR
1 Month + 1.81%,
1.70% Floor) 5.46%
(a)
12/15/2036 1,323,516
1,000,000 Series 2021-FL4-B
(CME Term SOFR 1
Month + 2.06%) 5.71%
(a)
12/15/2036 998,305
GS REFT Issuer Ltd. ,
3,500,000 Series 2026-FL1-A
(CME Term SOFR 1
Month + 1.50%) 5.14%
(a)
10/19/2043 3,513,524
INCREF LLC ,
2,500,000 Series 2025-FL1-A
(CME Term SOFR 1
Month + 1.73%) 5.37%
(a)
10/19/2042 2,509,123
3,000,000 Series 2026-FL2-B
(CME Term SOFR 1
Month + 1.95%) 5.62%
(a)
12/19/2043 3,004,482
2,000,000 Series 2026-FL3-A
(CME Term SOFR 1
Month + 1.40%) 5.05%
(a)
01/19/2044 2,007,024
KREF Ltd. ,
1,803,148 Series 2021-FL2-AS
(CME Term SOFR
1 Month + 1.41%,
1.30% Floor) 5.05%
(a)
02/15/2039 1,807,321
2,270,000 Series 2021-FL2-C
(CME Term SOFR
1 Month + 2.11%,
2.00% Floor) 5.75%
(a)
02/15/2039 2,271,475
250,000 Series 2022-FL3-AS
(CME Term SOFR
1 Month + 1.90%,
1.90% Floor) 5.54%
(a)
02/17/2039 250,678

|
June 30, 2026

Schedule of Investments DoubleLine Commercial Real Estate ETF
(Cont.)
(Unaudited)
June 30, 2026
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
250,000 Series 2022-FL3-B
(CME Term SOFR
1 Month + 2.10%,
2.10% Floor) 5.74%
(a)
02/17/2039 250,763
LMNT CRE LLC ,
3,000,000 Series 2025-FL3-C
(CME Term SOFR 1
Month + 2.75%) 6.39%
(a)
07/21/2043 3,030,666
LoanCore Issuer Ltd. ,
24,121 Series 2021-CRE6-A
(CME Term SOFR
1 Month + 1.41%,
1.30% Floor) 5.04%
(a)
11/15/2038 24,190
5,000,000 Series 2021-CRE6-AS
(CME Term SOFR 1
Month + 1.76%) 5.39%
(a)
11/15/2038 5,010,125
1,600,000 Series 2021-CRE6-C
(CME Term SOFR 1
Month + 2.41%) 6.04%
(a)
11/15/2038 1,605,661
MF1 LLC ,
5,000,000 Series
2026-FL21-ASFX 5.12%
(a)
02/18/2041 4,963,500
MF1 Ltd. ,
3,000,000 Series 2021-FL7-AS
(CME Term SOFR 1
Month + 1.56%) 5.20%
(a)
10/16/2036 3,005,694
2,237,554 Series 2022-FL8-A
(CME Term SOFR 1
Month + 1.35%) 4.99%
(a)
02/19/2037 2,240,344
1,430,000 Series 2022-FL8-AS
(CME Term SOFR 1
Month + 1.75%) 5.39%
(a)
02/19/2037 1,431,936
MF1 Multifamily Housing Mortgage Loan Trust ,
205,772 Series 2021-FL7-A
(CME Term SOFR
1 Month + 1.19%,
1.08% Floor) 4.83%
(a)
10/16/2036 206,022
1,000,000 Series 2021-FL7-B
(CME Term SOFR
1 Month + 1.86%,
1.75% Floor) 5.50%
(a)
10/16/2036 1,001,480
PFP Ltd. ,
3,000,000 Series 2026-13-A
(CME Term SOFR 1
Month + 1.50%) 5.14%
(a)
08/18/2043 3,006,012
STWD Ltd. ,
1,439,065 Series 2021-FL2-AS
(CME Term SOFR 1
Month + 1.56%) 5.20%
(a)
04/18/2038 1,441,330
Total Collateralized Loan Obligations
(Cost $93,560,502) 93,924,156
NON-AGENCY COMMERCIAL MORTGAGE-BACKED OBLIGATIONS 63.2%
1211 Avenue of the Americas Trust ,
1,600,000 Series
2015-1211-A1A2 3.90%
(a)
08/10/2035 1,553,300
245 Park Avenue Trust ,
1,500,000 Series 2017-245P-A 3.51%
(a)
06/05/2037 1,481,786
280 Park Avenue Mortgage Trust ,
1,500,000 Series 2017-280P-A
(CME Term SOFR
1 Month + 1.18%,
1.13% Floor) 4.81%
(a)
09/15/2034 1,498,263
Arbor Multifamily Mortgage Securities Trust ,
1,453,964 Series 2021-MF2-ASB 2.24%
(a)
06/15/2054 1,375,968
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
ARDN Mortgage Trust ,
1,860,000 Series 2025-ARCP-A
(CME Term SOFR 1
Month + 1.75%) 5.38%
(a)
06/15/2035 1,863,426
ARES Commercial Mortgage Trust ,
1,870,000 Series 2024-IND-A
(CME Term SOFR 1
Month + 1.69%) 5.32%
(a)
07/15/2041 1,875,614
ARES Trust ,
205,000 Series 2025-IND3-A
(CME Term SOFR 1
Month + 1.50%) 5.13%
(a)
04/15/2042 205,635
BAMLL Commercial Mortgage Securities Trust ,
2,000,000 Series 2015-HAUL-B 4.31%
(a)
07/07/2043 1,942,399
BANK ,
509,750 Series 2017-BNK5-A4 3.13% 06/15/2060 503,834
334,922 Series 2018-BN14-A2 4.13% 09/15/2060 332,251
969,015 Series 2019-BN19-A2 2.93% 08/15/2061 925,751
998,042 Series
2021-BN32-ASB 2.33% 04/15/2054 946,264
495,221 Series 2021-BN36-A2 2.13% 09/15/2064 491,464
35,127 Series 2021-BN37-A1 1.19% 11/15/2064 35,017
400,000 Series
2021-BN38-ASB 2.51% 12/15/2064 376,141
210,544 Series
2022-BNK39-A1 1.74% 02/15/2055 208,960
1,014,472 Series
2023-BNK46-A1 6.01% 08/15/2056 1,022,686
1,339,557 Series
2024-BNK47-A1 5.52% 06/15/2057 1,350,976
2,157,625 Series
2025-BNK49-A1 4.77% 03/15/2058 2,151,689
2,468,663 Series
2025-BNK50-A1 4.73% 05/15/2068 2,458,996
2,480,000 Series
2026-BNK52-A1 4.85% 07/15/2031 2,481,760
BANK5 ,
3,000,000 Series 2023-5YR1-A3 6.26%
(b)
04/15/2056 3,055,346
218,413 Series 2023-5YR2-A1 6.20% 07/15/2056 220,594
4,000,000 Series 2023-5YR2-A3 6.66%
(b)
07/15/2056 4,116,126
3,000,000 Series 2023-5YR2-AS 7.38%
(b)
07/15/2056 3,105,576
908,029 Series 2023-5YR4-A3 6.50% 12/15/2056 934,931
1,900,000 Series 2024-5YR10-A3 5.30% 10/15/2057 1,922,588
3,500,000 Series 2024-5YR12-A3 5.90%
(b)
12/15/2057 3,606,478
3,880,199 Series 2024-5YR5-A3 5.70% 02/15/2029 3,947,890
563,169 Series 2024-5YR7-A1 5.82% 06/15/2057 567,906
1,249,549 Series 2024-5YR8-A1 5.19% 08/15/2057 1,256,818
1,000,000 Series 2024-5YR9-A3 5.61% 08/15/2057 1,021,126
779,878 Series 2025-5YR14-A1 4.82% 04/15/2058 777,898
19,583,557 Series 2025-5YR17-XA 1.40%
(b)(c)
11/15/2058 854,366
43,548,200 Series 2025-5YR18-XA 1.25%
(b)(c)
12/15/2058 1,776,566
19,955,243 Series 2025-5YR19-XA 1.34%
(b)(c)
12/15/2058 884,397
52,715,308 Series 2026-5YR20-XA 1.52%
(b)(c)
02/15/2059 2,747,849
3,015,504 Series 2026-5YR21-A1 4.78% 04/15/2059 3,001,981
47,482,280 Series 2026-5YR21-XA 0.99%
(b)(c)
04/15/2059 1,585,633
1,563,000 Series 2026-5YR22-A1 4.86% 06/15/2059 1,566,551
63,423,000 Series 2026-5YR23-XA 1.30%
(b)(c)
07/15/2031 3,058,891
BANK5 Trust ,
1,306,866 Series 2024-5YR6-A1 5.86% 05/15/2057 1,323,168
3,048,000 Series 2024-5YR6-A3 6.23% 05/15/2057 3,142,423
BBCMS Mortgage Trust ,
19,401 Series 2017-C1-ASB 3.49% 02/15/2050 19,335
3,250,000 Series 2023-5C23-A3 6.68%
(b)
12/15/2056 3,366,285
638,836 Series 2024-5C25-A1 5.49% 03/15/2057 642,681

DoubleLine ETF Trust
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
2,500,000 Series 2024-5C25-AS 6.36%
(b)
03/15/2057 2,566,397
1,047,770 Series 2024-C24-A1 5.23% 02/15/2057 1,051,133
1,432,498 Series 2024-C28-A1 4.91% 09/15/2057 1,433,904
1,043,862 Series 2025-5C34-A1 4.81% 05/15/2058 1,042,571
19,620,623 Series 2025-5C34-XA 1.39%
(b)(c)
05/15/2058 778,870
21,349,863 Series 2025-5C36-XA 1.29%
(b)(c)
08/15/2058 820,052
14,244,517 Series 2025-5C37-XA 1.88%
(a)(b)(c)
09/15/2058 840,126
31,690,000 Series 2025-5C38-XA 1.67%
(b)(c)
11/15/2058 1,756,364
2,836,121 Series 2026-5C40-A1 4.43% 02/15/2059 2,802,010
36,211,883 Series 2026-5C40-XA 1.44%
(b)(c)
02/15/2059 1,793,115
39,344,593 Series 2026-5C41-XA 1.38%
(b)(c)
05/15/2069 1,951,334
Benchmark Mortgage Trust ,
500,000 Series 2018-B7-A3 4.24% 05/15/2053 493,636
1,379,000 Series 2019-B13-A3 2.70% 08/15/2057 1,296,003
415,989 Series 2019-B13-ASB 2.89% 08/15/2057 405,207
11,194,412 Series 2019-B14-XA 0.88%
(b)(c)
12/15/2062 192,396
668,274 Series 2019-B15-A2 2.91% 12/15/2072 659,047
272,259 Series 2020-B22-ASB 1.73% 01/15/2054 257,345
2,505,414 Series 2021-B24-ASB 2.26% 03/15/2054 2,377,518
1,230,584 Series 2021-B25-A3 1.91% 04/15/2054 1,132,706
2,500,000 Series 2023-B38-A2 5.63% 04/15/2056 2,518,722
156,523 Series 2024-V10-A1 4.48% 09/15/2057 155,658
3,000,000 Series 2024-V11-A3 5.91%
(b)
11/15/2057 3,091,744
147,235 Series 2024-V12-A1 5.05% 12/15/2057 147,770
197,697 Series 2024-V5-A1 5.32% 01/10/2057 198,865
3,000,000 Series 2024-V5-A3 5.81% 01/10/2057 3,062,037
1,572,807 Series 2024-V7-A1 5.63% 05/15/2056 1,588,198
618,253 Series 2024-V8-A1 5.51% 07/15/2057 623,760
3,115,000 Series 2024-V8-A3 6.19%
(b)
07/15/2057 3,220,087
2,000,000 Series 2024-V9-A3 5.60% 08/15/2057 2,037,254
300,000 Series 2025-V13-A1 5.09% 02/15/2058 301,185
300,000 Series 2025-V13-A4 5.82%
(b)
02/15/2058 308,915
1,570,040 Series 2025-V14-A1 4.84% 04/15/2057 1,573,721
836,362 Series 2025-V15-A1 4.91% 06/15/2058 834,613
15,350,000 Series 2025-V17-XA 1.73%
(b)(c)
09/15/2058 842,517
20,633,000 Series 2025-V19-XA 1.31%
(b)(c)
01/15/2058 894,604
3,758,821 Series 2026-B42-A1 4.22% 03/15/2059 3,722,961
55,580,798 Series 2026-V20-XA 1.44%
(b)(c)
02/15/2059 2,764,700
39,720,964 Series 2026-V21-XA 1.65%
(b)(c)
03/15/2059 2,368,442
56,015,114 Series 2026-V22-XA 1.22%
(a)(b)(c)
05/15/2059 2,441,912
BMARK ,
387,657 Series 2023-V4-A1 6.45% 11/15/2056 392,303
3,340,000 Series 2023-V4-A3 6.84%
(b)
11/15/2056 3,457,360
BMO Mortgage Trust ,
1,619 Series 2022-C1-A1 2.20% 02/15/2055 1,616
24,338 Series 2022-C3-A1 5.43%
(b)
09/15/2054 24,337
265,493 Series 2023-5C2-A1 6.80% 11/15/2056 269,293
216,572 Series 2023-C4-A1 5.29% 02/15/2056 216,724
468,821 Series 2023-C5-A2 6.52% 06/15/2056 475,445
68,512 Series 2024-5C3-A1 5.14% 02/15/2057 68,682
1,261,718 Series 2024-5C4-A1 6.02% 05/15/2057 1,279,688
372,760 Series 2024-5C5-A1 5.20% 02/15/2057 372,691
2,000,000 Series 2024-5C6-A3 5.32% 09/15/2057 2,022,682
899,940 Series 2024-5C7-A1 4.83% 11/15/2057 901,584
1,028,987 Series 2024-C9-A1 5.48% 07/15/2057 1,035,229
334,977 Series 2025-5C10-A1 4.74% 05/15/2058 334,106
17,429,580 Series 2025-5C10-XA 1.58%
(b)(c)
05/15/2058 765,111
15,839,072 Series 2025-5C12-XA 1.66%
(b)(c)
10/15/2058 855,635
39,025,346 Series 2025-5C13-XA 1.41%
(b)(c)
12/15/2058 1,785,074
867,703 Series 2025-5C9-A1 4.97% 04/15/2058 868,808
1,641,197 Series 2025-C11-A1 4.97% 02/15/2058 1,646,134
864,009 Series 2025-C12-A1 4.90% 06/15/2058 863,603
1,257,000 Series 2026-5C15-A1 4.84% 06/25/2059 1,255,670
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
BOS Trust ,
1,500,000 Series 2026-LYRK-A 5.22%
(a)(b)
05/11/2041 1,496,365
BX Commercial Mortgage Trust ,
409,752 Series 2019-IMC-A
(CME Term SOFR
1 Month + 1.05%,
1.00% Floor) 4.67%
(a)
04/15/2034 407,999
118,620 Series 2021-21M-A
(CME Term SOFR
1 Month + 0.84%,
0.73% Floor) 4.47%
(a)
10/15/2036 118,627
438,583 Series 2021-ACNT-C
(CME Term SOFR
1 Month + 1.61%,
1.50% Floor) 5.24%
(a)
11/15/2038 438,649
1,750,000 Series 2022-AHP-AS
(CME Term SOFR 1
Month + 1.49%) 5.12%
(a)
01/17/2039 1,750,956
1,881,935 Series 2024-AIRC-A
(CME Term SOFR 1
Month + 1.69%) 5.32%
(a)
08/15/2041 1,891,091
509,697 Series 2024-XL4-A
(CME Term SOFR 1
Month + 1.44%) 5.07%
(a)
02/15/2039 511,232
83,827 Series 2024-XL4-B
(CME Term SOFR 1
Month + 1.79%) 5.42%
(a)
02/15/2039 84,102
369,712 Series 2024-XL5-A
(CME Term SOFR 1
Month + 1.39%) 5.02%
(a)
03/15/2041 370,593
1,500,000 Series 2026-CSMO-B
(CME Term SOFR 1
Month + 1.70%) 5.33%
(a)
02/15/2043 1,512,657
904,191 Series 2026-XL6-C
(CME Term SOFR 1
Month + 1.60%) 5.23%
(a)
03/15/2043 906,506
BX Mortgage Trust ,
1,500,000 Series 2021-PAC-A
(CME Term SOFR 1
Month + 0.80%) 4.43%
(a)
10/15/2036 1,499,933
BX Trust ,
2,500,000 Series 2019-OC11-A 3.20%
(a)
12/09/2041 2,362,770
1,790,564 Series 2021-BXMF-B
(CME Term SOFR
1 Month + 1.16%,
1.04% Floor) 4.78%
(a)
10/15/2026 1,790,168
700,000 Series 2021-LGCY-B
(CME Term SOFR
1 Month + 0.97%,
0.86% Floor) 4.59%
(a)
10/15/2036 699,835
1,927,909 Series 2025-ROIC-A
(CME Term SOFR 1
Month + 1.14%) 4.77%
(a)
03/15/2030 1,926,237
1,960,000 Series 2026-CART-C
(CME Term SOFR 1
Month + 1.55%) 5.18%
(a)
02/15/2036 1,960,702
1,500,000 Series 2026-ORBT-A
(CME Term SOFR 1
Month + 1.40%) 0.00%
(a)
07/15/2043 1,501,875
BXP Trust ,
1,500,000 Series 2017-GM-C 3.54%
(a)(b)
06/13/2039 1,470,422
Cantor Commercial Real Estate Lending ,
1,255,988 Series 2019-CF1-A2 3.62% 05/15/2052 1,238,667
200,000 Series 2019-CF3-A4 3.01% 01/15/2053 186,544

|
June 30, 2026

Schedule of Investments DoubleLine Commercial Real Estate ETF
(Cont.)
(Unaudited)
June 30, 2026
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Citigroup Commercial Mortgage Trust ,
768,604 Series 2016-P4-A4 2.90% 07/10/2049 767,663
994,873 Series
2019-GC43-AAB 2.96% 11/10/2052 966,393
2,000,000 Series 2023-PRM3-C 6.57%
(a)(b)
07/10/2028 2,025,976
1,500,000 Series 2023-SMRT-A 6.01%
(a)(b)
06/12/2040 1,522,391
Commercial Mortgage Trust ,
2,500,000 Series 2016-COR1-A4 3.09% 10/10/2049 2,488,564
1,561,858 Series 2016-DC2-B 4.76%
(b)
02/10/2049 1,563,250
CSAIL Commercial Mortgage Trust ,
1,962,263 Series 2017-CX9-A4 3.18% 09/15/2050 1,944,913
19,051 Series 2020-C19-A1 1.30% 03/15/2053 17,372
1,630,458 Series 2020-C19-ASB 2.55% 03/15/2053 1,568,997
CSMC Trust ,
937,757 Series 2016-NXSR-A4 3.79%
(b)
12/15/2049 934,536
674,000 Series 2021-B33-A2 3.17%
(a)
10/10/2043 602,927
1,500,000 Series 2021-BHAR-B
(CME Term SOFR 1
Month + 1.61%) 5.24%
(a)
11/15/2038 1,486,725
CSTL Commercial Mortgage Trust ,
2,500,000 Series 2026-GATE3-C 5.30%
(a)(b)
02/10/2043 2,482,345
DBJPM Mortgage Trust ,
666,967 Series 2016-C3-A5 2.89% 08/10/2049 665,673
2,842,319 Series 2020-C9-A3 1.88% 08/15/2053 2,654,004
Del Amo Fashion Center Trust ,
1,500,000 Series 2017-AMO-A 3.76%
(a)(b)
06/05/2035 1,464,216
DTP Commercial Mortgage Trust ,
2,000,000 Series 2023-STE2-B 5.98%
(a)(b)
01/15/2041 1,988,440
ELP Commercial Mortgage Trust ,
2,000,000 Series 2025-ELP-C 5.31%
(a)(b)
11/13/2042 1,987,188
EQUS Mortgage Trust ,
1,510,696 Series 2021-EQAZ-B
(CME Term SOFR 1
Month + 1.36%) 4.99%
(a)
10/15/2038 1,510,873
FS Commercial Mortgage Trust ,
1,500,000 Series 2026-PALM-A
(CME Term SOFR 1
Month + 1.40%) 0.00%
(a)
07/15/2041 1,500,000
GGP Commercial Mortgage Trust ,
1,500,000 Series 2026-SSP-A 5.12%
(a)(b)
07/05/2043 1,506,631
GS Mortgage Securities Corp. II ,
1,500,000 Series 2024-70P-A 5.49%
(a)(b)
03/10/2041 1,498,186
GS Mortgage Securities Trust ,
927,160 Series 2013-GC13-B 3.99%
(a)(b)
07/10/2046 913,659
2,195,268 Series 2017-GS5-A3 3.41% 03/10/2050 2,183,245
9 Series 2018-GS10-A2 4.00% 07/10/2051 9
300,000 Series 2019-GC38-A3 3.70% 02/10/2052 292,935
221,646 Series 2019-GC39-A3 3.31% 05/10/2052 213,455
131,677 Series
2019-GSA1-AAB 2.99% 11/10/2052 128,581
Hilton USA Trust ,
300,000 Series 2016-HHV-A 3.72%
(a)
11/05/2038 298,988
JPMBB Commercial Mortgage Securities Trust ,
74,899 Series 2015-C27-A4 3.18% 02/15/2048 74,173
JPMCC Commercial Mortgage Securities Trust ,
137,082 Series 2017-JP5-A4 3.46% 03/15/2050 136,444
1,640,000 Series 2017-JP5-A5 3.72% 03/15/2050 1,627,094
1,795,852 Series 2019-COR5-A3 3.12% 06/13/2052 1,715,547
JPMDB Commercial Mortgage Securities Trust ,
500,381 Series 2018-C8-A3 3.94% 06/15/2051 493,671
Key Commercial Mortgage Securities Trust ,
1,040,989 Series 2018-S1-A3 4.50%
(a)
10/15/2053 1,027,297
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
KIND Commercial Mortgage Trust ,
1,500,000 Series 2024-1-A (CME
Term SOFR 1 Month
+ 1.89%) 5.52%
(a)
08/15/2041 1,502,922
LCCM Trust ,
514,483 Series 2017-LC26-A3 3.29%
(a)
07/12/2050 510,258
LEX Mortgage Trust ,
517,000 Series 2024-BBG-A 5.04%
(a)(b)
10/13/2033 515,556
MED Commercial Mortgage Trust ,
415,000 Series 2024-MOB-A
(CME Term SOFR 1
Month + 1.59%) 5.22%
(a)
05/15/2041 410,041
MHP Commercial Mortgage Trust ,
125,000 Series 2025-MHIL2-A
(CME Term SOFR 1
Month + 1.50%) 5.13%
(a)
09/15/2040 125,251
745,000 Series 2025-MHIL2-C
(CME Term SOFR 1
Month + 2.05%) 5.68%
(a)
09/15/2040 746,860
Morgan Stanley Bank of America Merrill Lynch Trust ,
939,847 Series 2013-C9-B 3.71%
(b)
05/15/2046 898,422
309,516 Series 2025-5C1-A1 4.92% 03/15/2058 309,586
3,000,000 Series 2025-5C2-A3 5.11% 11/15/2058 3,022,912
27,505,000 Series 2025-5C2-XA 1.45%
(b)(c)
11/15/2058 1,313,771
Morgan Stanley Capital I ,
1,608,457 Series 2017-HR2-A3 3.33% 12/15/2050 1,576,288
Morgan Stanley Capital I Trust ,
2,617,251 Series 2019-H7-ASB 3.17% 07/15/2052 2,568,710
7,743,367 Series 2019-L2-XA 1.16%
(b)(c)
03/15/2052 166,383
839,921 Series 2024-NSTB-A 3.90%
(a)(b)
09/24/2057 824,051
MSWF Commercial Mortgage Trust ,
1,067,204 Series 2023-1-A1 5.54% 05/15/2056 1,073,194
1,748,236 Series 2023-2-A2 6.89% 12/15/2056 1,803,703
MTN Commercial Mortgage Trust ,
1,500,000 Series 2026-LPFX-A 5.15%
(a)(b)
05/15/2043 1,498,645
NJ Trust ,
2,000,000 Series 2025-WBRK-A 5.87%
(a)(b)
03/05/2035 2,043,332
NXPT Commercial Mortgage Trust ,
1,000,000 Series 2024-STOR-A 4.46%
(a)(b)
11/05/2041 978,950
1,000,000 Series 2024-STOR-C 5.15%
(a)(b)
11/05/2041 985,307
NYO Commercial Mortgage Trust ,
1,500,000 Series 2021-1290-A1
(CME Term SOFR 1
Month + 1.21%) 4.84%
(a)
11/15/2038 1,501,469
PLYM Commercial Mortgage Trust ,
1,500,000 Series 2026-IND-C
(CME Term SOFR 1
Month + 1.65%) 5.28%
(a)
03/15/2043 1,502,553
PRM Trust ,
1,950,000 Series 2025-PRM6-A 4.63%
(a)(b)
07/05/2033 1,929,487
PRM5 Trust ,
1,750,000 Series 2025-PRM5-A 4.62%
(a)(b)
03/10/2033 1,734,817
SFO Commercial Mortgage Trust ,
2,000,000 Series 2021-555-B
(CME Term SOFR 1
Month + 1.86%) 5.49%
(a)
05/15/2038 2,000,209
SHOPS Commercial Mortgage Trust ,
2,000,000 Series 2026-CSTL-A 4.97%
(a)(b)
05/05/2039 1,987,361
SMRT ,
2,500,000 Series 2022-MINI-B
(CME Term SOFR 1
Month + 1.35%) 4.98%
(a)
01/15/2039 2,499,687
UBS Commercial Mortgage Trust ,
502,127 Series 2017-C7-A3 3.42% 12/15/2050 494,895

DoubleLine ETF Trust
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
294,424 Series 2018-C13-A3 4.07% 10/15/2051 291,402
507,799 Series 2018-C15-ASB 4.20% 12/15/2051 503,130
1,600,366 Series 2018-C8-A3 3.72% 02/15/2051 1,572,629
VEGAS Trust ,
2,000,000 Series 2024-TI-A 5.52%
(a)
11/10/2039 1,998,413
Wells Fargo Commercial Mortgage Trust ,
89,060 Series 2017-C38-A4 3.19% 07/15/2050 87,988
2,448,048 Series 2019-C50-A4 3.47% 05/15/2052 2,377,076
487,758 Series 2019-C53-A3 2.79% 10/15/2052 460,156
2,042,419 Series 2020-C57-ASB 1.91% 08/15/2053 1,952,947
841,645 Series 2024-5C1-A1 5.23% 07/15/2057 845,704
1,500,000 Series 2024-5C1-A3 5.93% 07/15/2057 1,538,651
1,697,867 Series 2024-C63-A1 4.89% 08/15/2057 1,700,072
3,338,000 Series 2025-5C3-A3 6.10% 01/15/2058 3,460,097
20,630,823 Series 2025-5C4-XA 1.34%
(b)(c)
05/15/2058 779,705
4,000,000 Series 2025-5C5-A3 5.59% 07/15/2058 4,085,575
17,122,117 Series 2025-5C6-XA 1.58%
(b)(c)
10/15/2058 847,324
750,000 Series 2025-5C7-A3 5.20% 12/15/2058 756,561
16,129,787 Series 2025-5C7-XA 1.65%
(b)(c)
12/15/2058 892,166
659,965 Series 2025-C64-A1 5.02% 02/15/2058 661,741
1,500,000 Series 2025-VTT-C 6.03%
(a)(b)
03/15/2038 1,501,911
1,000,000 Series 2026-1250B-A 4.83%
(a)(b)
03/10/2041 987,743
42,061,084 Series 2026-5C8-XA 1.58%
(b)(c)
03/15/2059 2,309,410
3,904,468 Series 2026-C66-A1 4.89% 04/15/2059 3,903,305
WFRBS Commercial Mortgage Trust ,
41,015 Series 2013-C14-AS 3.49% 06/15/2046 40,337
1,000,000 Series 2014-C22-B 4.37%
(b)
09/15/2057 948,989
Total Non-Agency Commercial Mortgage-Backed
Obligations
(Cost $286,018,815) 286,230,700
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS 0.5%
AREIT Trust ,
2,055,413 Series 2022-CRE6-A
(SOFR 30 Day
Average + 1.25%,
1.25% Floor) 4.86%
(a)
01/20/2037 2,058,213
100,000 Series 2022-CRE6-C
(SOFR 30 Day
Average + 2.15%) 5.76%
(a)
01/20/2037 100,304
PFP Ltd. ,
87,032 Series 2024-11-A
(CME Term SOFR 1
Month + 1.83%) 5.44%
(a)
09/17/2039 87,324
Total Non-Agency Residential Collateralized
Mortgage Obligations
(Cost $2,236,149) 2,245,841
U.S. GOVERNMENT AND AGENCY MORTGAGE-BACKED OBLIGATIONS 12.4%
FHLMC ,
2,500,000 Pool WN1487 4.55% 11/01/2029 2,508,873
FHLMC Multifamily Structured Pass-Through Certificates ,
2,458,894 Series K094-A1 2.70% 04/25/2029 2,406,184
FNMA ,
6,149,000 Pool BZ0220 5.00% 01/01/2029 6,209,399
4,000,000 Pool BZ0638 4.82% 04/01/2029 4,039,001
4,500,000 Pool BZ1029 4.93% 06/01/2029 4,549,093
2,500,000 Pool BZ2695 5.01% 12/01/2029 2,503,648
2,985,208 Pool BZ2979 4.65% 01/01/2030 3,003,733
3,000,000 Pool BZ3424 4.63% 03/01/2030 3,008,602
2,465,430 Pool BZ3803 4.46% 05/01/2030 2,466,560
6,343,262 Pool BZ3936 4.78% 05/01/2030 6,379,158
2,500,000 Pool BZ4251 4.65% 07/01/2030 2,510,079
2,500,000 Pool BZ4252 4.65% 07/01/2030 2,513,738
2,000,000 Pool BZ4253 4.65% 07/01/2030 2,013,922
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
2,500,000 Pool BZ4565 4.53% 08/01/2030 2,507,456
2,290,000 Pool BZ5879 3.90% 01/01/2031 2,241,558
1,400,000 Pool BZ6435 5.07% 02/01/2031 1,425,833
FNMA ACES ,
5,866,587 Series 2024-M5-1A1 4.45% 01/25/2034 5,831,055
Total U.S. Government and Agency Mortgage-
Backed Obligations
(Cost $56,552,807) 56,117,892
SHORT TERM INVESTMENTS 4.5%
20,536,411 JPMorgan U.S.
Government Money
Market Fund - Class
IM 3.59%
(d)
20,536,411
Total Short Term Investments
(Cost $20,536,411) 20,536,411
Total Investments 101.4%
(Cost $458,904,684) 459,055,000
Liabilities in Excess of Other Assets (1.4)% (6,455,909)
NET ASSETS 100.0% $452,599,091

|
June 30, 2026

Schedule of Investments DoubleLine Commercial Real Estate ETF
(Cont.)
(Unaudited)
June 30, 2026
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2026, the value of these securities amounted to approximately $183,549,810 or
40.55% of net assets.
(b) Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(c) Interest only security.
(d) Seven-day yield as of period end.
Abbreviations:
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
SOFR Secured Overnight Financing Rate
ACES Alternative Credit Enhancement Securities

Schedule of Investments DoubleLine Mortgage ETF
(Unaudited)
June 30, 2026

DoubleLine ETF Trust
P RINCIPAL
A MOUNT
$/S HARES
S ECURITY
D ESCRIPTION R ATE M ATURITY V ALUE $
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS 19.5%
Angel Oak Mortgage Trust ,
1,300,000 Series 2025-11-M1 5.62%
(a)(b)
10/25/2070 1,286,094
1,000,000 Series 2025-8-M1 6.22%
(a)(c)
07/25/2070 1,001,260
2,176,000 Series 2026-1-M1 5.53%
(a)(c)
02/25/2071 2,145,833
3,124,000 Series 2026-3-M1 6.00%
(a)(c)
06/25/2071 3,131,329
Barclays Mortgage Loan Trust ,
3,000,000 Series
2025-NQM3-M1 6.37%
(a)(c)
05/25/2065 3,012,499
BRAVO Residential Funding Trust ,
1,000,000 Series
2025-NQM6-B1A 6.47%
(a)(c)
06/25/2065 997,024
1,450,000 Series
2025-NQM7-M1 6.23%
(a)(c)
07/25/2065 1,452,071
2,300,000 Series
2026-NQM1-M1 5.65%
(a)(c)
12/25/2065 2,278,465
COLT Mortgage Loan Trust ,
2,675,000 Series 2026-1-M1 5.53%
(a)(c)
02/25/2071 2,626,680
Connecticut Avenue Securities Trust ,
168,201 Series 2023-R07-
2M1 (SOFR 30 Day
Average + 1.95%) 5.58%
(a)
09/25/2043 168,576
2,000,000 Series 2024-R01-
1M2 (SOFR 30 Day
Average + 1.80%,
1.80% Floor) 5.43%
(a)
01/25/2044 2,014,643
1,500,000 Series 2024-R02-
1M2 (SOFR 30 Day
Average + 1.80%,
1.80% Floor) 5.43%
(a)
02/25/2044 1,512,581
2,120,961 Series 2024-R05-
2M2 (SOFR 30 Day
Average + 1.70%,
1.90% Floor) 5.33%
(a)
07/25/2044 2,125,508
Cross Mortgage Trust ,
1,861,000 Series 2025-H4-M1 6.45%
(a)(c)
06/25/2070 1,865,804
Deephaven Residential Mortgage Trust ,
617,581 Series 2022-2-A1 5.30%
(a)(c)
03/25/2067 599,628
4,600,000 Series 2026-INV1-M1 5.77%
(a)(c)
12/25/2070 4,545,907
EFMT ,
3,600,000 Series
2025-NQM2-M1B 6.91%
(a)(c)
06/25/2070 3,621,026
1,148,000 Series
2025-NQM3-M1B 6.45%
(a)(c)
08/25/2070 1,152,113
2,000,000 Series 2026-INV2-M1 5.33%
(a)(c)
02/25/2071 1,951,586
3,000,000 Series
2026-NQM1-M1 5.64%
(a)(c)
02/25/2071 2,948,529
FHLMC STACR REMICS Trust ,
1,000,000 Series 2022-DNA3-
M1B (SOFR 30 Day
Average + 2.90%) 6.53%
(a)
04/25/2042 1,014,975
230,834 Series 2023-HQA2-
M1A (SOFR 30 Day
Average + 2.00%) 5.63%
(a)
06/25/2043 231,005
6,000,000 Series 2024-DNA1-M2
(SOFR 30 Day
Average + 1.95%) 5.58%
(a)
02/25/2044 6,063,758
2,000,000 Series 2024-HQA1-M2
(SOFR 30 Day
Average + 2.00%) 5.63%
(a)
03/25/2044 2,019,823
GS Mortgage-Backed Securities Trust ,
8,523,000 Series
2025-NQM2-M1 6.27%
(a)(c)
06/25/2065 8,571,585
2,100,000 Series
2025-NQM3-M1 5.93%
(a)(c)
11/25/2065 2,083,385
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
3,000,000 Series
2026-NQM1-M1 5.74%
(a)(c)
03/25/2066 2,952,492
HOMES Trust ,
1,000,000 Series
2026-NQM1-M1 5.71%
(a)(c)
09/25/2070 987,634
J.P. Morgan Mortgage Trust ,
3,533,000 Series
2025-NQM2-M1A 6.36%
(a)(c)
09/25/2065 3,536,120
1,300,000 Series
2025-NQM3-M1B 6.42%
(a)(c)
11/25/2065 1,298,130
1,000,000 Series 2025-VIS2-M1 6.20%
(a)(c)
12/25/2055 998,740
5,108,000 Series
2026-NQM1-M1 5.68%
(a)(c)
06/25/2066 5,039,013
MFA Trust ,
1,635,000 Series
2025-NQM5-M1 5.89%
(a)(c)
11/25/2070 1,636,058
Morgan Stanley Residential Mortgage Loan Trust ,
3,588,000 Series
2025-NQM3-M1 6.56%
(a)(c)
05/25/2070 3,607,097
682,000 Series
2025-NQM5-M1 6.14%
(a)(c)
07/25/2070 680,631
4,100,000 Series
2025-NQM9-M1 5.91%
(a)(c)
09/25/2070 4,067,403
New Residential Mortgage Loan Trust ,
2,892,827 Series 2024-NQM1-A1 6.13%
(a)(b)
03/25/2064 2,902,951
3,750,000 Series
2026-NQM1-M1 5.70%
(a)(c)
11/25/2065 3,701,288
1,500,000 Series
2026-NQM7-M1 6.02%
(a)(c)
06/25/2066 1,498,286
NYMT Loan Trust ,
3,799,000 Series 2026-INV1-M1 5.77%
(a)(c)
02/25/2061 3,741,512
OBX Trust ,
714,933 Series
2023-NQM10-A1 6.46%
(a)(b)
10/25/2063 716,494
887,949 Series
2023-NQM5-A1A 6.57%
(a)(b)
06/25/2063 886,093
489,499 Series 2024-NQM4-A1 6.07%
(a)(b)
01/25/2064 491,763
974,667 Series 2024-NQM6-A1 6.45%
(a)(b)
02/25/2064 981,008
2,550,000 Series
2025-NQM13-M1 6.28%
(a)(c)
05/25/2065 2,548,921
5,200,000 Series
2025-NQM8-M1 6.39%
(a)(c)
03/25/2065 5,244,467
3,000,000 Series
2026-NQM2-M1 5.61%
(a)(c)
12/01/2065 2,958,794
PRPM Trust ,
4,111,000 Series
2025-NQM2-M1A 6.63%
(a)(c)
04/25/2070 4,134,308
4,000,000 Series
2025-NQM5-M1 5.90%
(a)(c)
10/25/2070 3,964,787
Verus Securitization Trust ,
425,124 Series 2023-7-A1 7.07%
(a)(b)
10/25/2068 426,542
783,627 Series 2023-8-A1 6.26%
(a)(b)
12/25/2068 785,830
561,744 Series 2023-INV3-A1 6.88%
(a)(c)
11/25/2068 564,264
6,800,000 Series 2025-11-M1 5.66%
(a)(c)
11/25/2070 6,716,558
3,272,000 Series 2025-12-M1 5.76%
(a)(c)
12/25/2070 3,241,623
1,450,000 Series 2025-3-M1 6.65%
(a)(c)
05/25/2070 1,459,756
1,089,000 Series 2025-4-M1 6.30%
(a)(c)
05/25/2070 1,091,549
875,000 Series 2026-1-M1 5.67%
(a)(c)
01/25/2071 863,554
3,591,000 Series 2026-R1-M1 5.69%
(a)(c)
10/25/2067 3,561,641
Total Non-Agency Residential Collateralized
Mortgage Obligations
(Cost $138,174,013) 137,706,994
U.S. GOVERNMENT AND AGENCY MORTGAGE-BACKED OBLIGATIONS 100.8%
FHLMC REMICS ,
1,056,414 Series 5008-DI 3.00%
(d)
09/25/2050 146,148

|
June 30, 2026

PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
6,254,375 Series 5020-IH 3.00%
(d)
08/25/2050 1,065,876
5,259,000 Series 5057-TI 3.00%
(d)
11/25/2050 822,796
13,093,878 Series 5072-MI 3.50%
(d)
01/25/2051 2,489,641
5,540,120 Series 5083-IH 2.50%
(d)
03/25/2051 839,457
3,133,974 Series 5092-FK (SOFR
30 Day Average +
0.70%, 0.70% Floor,
4.00% Cap) 4.00% 03/25/2051 2,638,292
7,725,289 Series 5150-GI 2.50%
(d)
10/25/2051 801,153
8,992,835 Series 5162-CI 3.00%
(d)
11/25/2050 1,440,742
9,060,599 Series 5163-GI 3.00%
(d)
03/25/2050 1,570,176
4,983,805 Series 5188-IA 3.00%
(d)
02/25/2052 777,998
7,788,782 Series 5377- 2.50%
(d)
12/25/2051 955,148
13,223,422 Series 5392-CI 3.50%
(d)
05/25/2051 2,518,712
10,508,327 Series 5531- 3.00%
(d)
06/25/2041 1,129,718
FHLMC STRIPS ,
6,176,711 Series 389-C19 2.50%
(d)
04/15/2052 1,089,258
11,511,505 Series 399-C28 1.50%
(d)
04/25/2052 1,092,462
FHLMC UMBS ,
22,647,564 Pool QA8341 2.50% 03/01/2050 19,202,395
6,692,819 Pool QB2615 2.00% 08/01/2050 5,406,433
13,209,825 Pool QB6139 2.00% 12/01/2050 10,691,436
18,424,442 Pool QD2515 2.50% 12/01/2051 15,621,199
8,665,944 Pool QD8212 3.00% 03/01/2052 7,646,582
4,530,447 Pool RA2853 2.50% 06/01/2050 3,829,232
19,719,238 Pool RA6815 2.50% 02/01/2052 16,726,420
8,514,250 Pool RJ3490 6.00% 02/01/2055 8,828,815
16,497,256 Pool SD2219 3.00% 03/01/2052 14,536,676
1,950,478 Pool SD2912 5.00% 05/01/2053 1,939,104
9,971,265 Pool SD2988 3.50% 05/01/2052 9,058,204
3,477,649 Pool SD3354 5.00% 06/01/2053 3,445,669
2,427,994 Pool SD3489 2.00% 03/01/2052 1,970,390
4,133,570 Pool SD4296 2.00% 02/01/2052 3,368,831
3,961,712 Pool SD4650 5.00% 01/01/2054 3,929,052
2,081,605 Pool SD4888 6.00% 02/01/2054 2,163,272
5,926,288 Pool SD5525 5.50% 06/01/2054 6,044,629
2,075,538 Pool SD5617 6.00% 06/01/2054 2,161,798
1,983,473 Pool SD5726 3.00% 07/01/2052 1,752,245
9,687,615 Pool SD7535 2.50% 02/01/2051 8,276,840
5,290,373 Pool SD7550 3.00% 02/01/2052 4,702,066
3,832,107 Pool SD7565 5.50% 09/01/2053 3,899,051
5,743,327 Pool SD7567 5.50% 02/01/2054 5,862,522
2,469,845 Pool SD8288 5.00% 01/01/2053 2,446,851
3,700,628 Pool SD8329 5.00% 06/01/2053 3,658,492
2,229,721 Pool SD8469 5.50% 10/01/2054 2,242,905
13,312,963 Pool SD8492 5.00% 01/01/2055 13,116,531
8,901,600 Pool SL0810 5.50% 04/01/2055 8,984,458
3,792,001 Pool SL1460 5.50% 06/01/2055 3,828,048
13,446,471 Pool SL1637 2.00% 12/01/2051 10,896,149
18,614,058 Pool SL4032 2.00% 02/01/2052 15,127,223
FNMA REMICS ,
1,088,858 Series 2017-99-PY 4.00% 12/25/2047 1,017,789
3,106,734 Series 2021-3-NI 2.50%
(d)
02/25/2051 464,083
3,040,410 Series 2021-42-IA 3.00%
(d)
02/25/2051 434,634
7,006,101 Series 2021-43- 2.50%
(d)
06/25/2051 1,063,345
11,414,982 Series 2021-56-WI 2.50%
(d)
09/25/2051 1,313,631
4,728,784 Series 2021-88-KI 3.50%
(d)
03/25/2046 739,107
5,112,762 Series 2021-94- 3.00%
(d)
01/25/2052 840,256
4,357,862 Series 2023-51-BI 3.50%
(d)
04/25/2053 833,459
4,916,449 Series 2024-9-BI 3.00%
(d)
03/25/2051 802,646
13,100,197 Series 2026-10-FA
(SOFR 30 Day
Average + 0.95%,
6.00% Cap) 4.58% 10/25/2054 13,055,706
21,542,724 Series 2026-22-AB 4.00% 03/25/2054 20,492,581
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
FNMA STRIPS ,
9,295,775 Series 427-C16 2.50%
(d)
06/25/2040 944,247
7,085,985 Series 427-C84 3.50%
(d)
11/25/2040 941,260
6,235,143 Series 437-C8 2.50%
(d)
06/25/2052 945,769
FNMA UMBS ,
7,242,076 Pool BQ9004 2.50% 11/01/2050 6,115,880
9,747,614 Pool BV8526 3.00% 05/01/2052 8,511,407
6,125,403 Pool CA6032 2.50% 06/01/2050 5,233,562
10,747,930 Pool CA6409 2.50% 07/01/2050 8,995,690
4,787,933 Pool CA7028 2.50% 09/01/2050 4,098,232
2,152,230 Pool CB7781 5.50% 01/01/2054 2,174,237
2,767,416 Pool CB9654 5.00% 12/01/2054 2,736,792
15,814,160 Pool FA1705 2.50% 03/01/2052 13,594,573
14,094,221 Pool FA2724 5.50% 09/01/2055 14,226,652
8,738,456 Pool FA3267 2.50% 04/01/2052 7,426,188
14,686,771 Pool FA4344 3.50% 04/01/2052 13,444,547
11,558,531 Pool FA5309 6.00% 04/01/2056 11,995,594
17,761,265 Pool FA5486 2.50% 01/01/2052 15,104,624
13,650,000 Pool FA6109 6.00% 06/01/2056 14,019,671
5,938,468 Pool FM3302 3.00% 03/01/2050 5,246,225
15,236,261 Pool FM7418 2.50% 06/01/2051 13,051,874
3,519,406 Pool FS2040 2.00% 02/01/2052 2,828,687
2,429,592 Pool FS5704 2.00% 04/01/2052 1,962,382
5,155,896 Pool FS7252 5.00% 11/01/2053 5,101,909
5,239,355 Pool FS7819 2.00% 03/01/2052 4,274,237
4,458,781 Pool FS8652 2.50% 04/01/2052 3,777,283
7,898,342 Pool FS9026 5.50% 09/01/2053 8,052,787
3,155,389 Pool MA4733 4.50% 09/01/2052 3,047,418
382,979 Pool MA5038 5.00% 06/01/2053 378,476
2,032,287 Pool MA5039 5.50% 06/01/2053 2,054,215
6,573,264 Pool MA5503 5.50% 10/01/2044 6,629,752
FNMA/FHLMC UMBS, 30 Year, Single Family ,
108,586,000 Pool 5.00%
(e)
07/25/2056 106,711,388
50,731,000 Pool 2.00%
(e)
08/25/2056 40,505,290
12,120,000 Pool 3.00%
(e)
08/25/2056 10,563,337
GNMA ,
13,369,778 Pool 787697 3.00% 05/20/2052 11,908,275
13,714,261 Pool 787829 2.50% 03/20/2052 11,734,675
9,008,620 Pool 787860 3.00% 05/20/2051 8,035,474
18,794,267 Series 2020-116-HI 3.00%
(d)
08/20/2050 3,131,666
6,569,297 Series 2020-126-KI 2.50%
(d)
08/20/2050 919,824
8,591,478 Series 2020-146-DI 2.50%
(d)
10/20/2050 1,195,375
14,563,834 Series 2020-151-MI 2.50%
(d)
10/20/2050 2,147,868
3,057,967 Series 2020-153-CI 2.50%
(d)
10/20/2050 425,793
5,768,448 Series 2020-160-VI 2.50%
(d)
10/20/2050 836,821
8,226,490 Series 2020-167-WI 4.00%
(d)
08/20/2046 1,123,559
2,336,318 Series 2020-17-IG 3.00%
(d)
02/20/2050 385,625
6,604,761 Series 2020-173-MI 2.50%
(d)
11/20/2050 989,420
3,507,964 Series 2020-183-JI 2.50%
(d)
11/20/2050 477,926
9,134,758 Series 2020-185-MI 2.50%
(d)
12/20/2050 1,317,948
8,705,047 Series 2020-188-BI 2.50%
(d)
12/20/2050 1,327,050
4,894,311 Series 2020-51-ID 3.50%
(d)
04/20/2050 881,931
5,435,058 Series 2021-115-MI 2.50%
(d)
05/20/2051 581,853
26,958,265 Series 2021-121-TI 3.00%
(d)
07/20/2051 3,304,215
24,721,229 Series 2021-136-IE 2.50%
(d)
08/20/2051 2,307,638
7,589,808 Series 2021-140-IH 2.50%
(d)
08/20/2051 1,064,874
1,785,410 Series 2021-142- 3.00%
(d)
08/20/2051 309,800
12,859,993 Series 2021-162-IP 3.00%
(d)
09/20/2051 1,962,107
3,281,770 Series 2021-206-AI 3.50%
(d)
11/20/2051 601,970
20,926,139 Series 2021-46-EI 2.50%
(d)
03/20/2051 2,522,186
5,107,152 Series 2021-57-JI 3.00%
(d)
03/20/2051 847,148
10,078,364 Series 2021-77-IW 2.50%
(d)
12/20/2050 1,319,306
7,147,719 Series 2021-78-TI 3.00%
(d)
05/20/2051 1,125,979

DoubleLine ETF Trust
Schedule of Investments DoubleLine Mortgage ETF
(Cont.)
(Unaudited)
June 30, 2026
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
5,750,154 Series 2022-207- 3.00%
(d)
08/20/2051 985,084
5,809,691 Series 2022-60-IY 3.00%
(d)
02/20/2052 854,074
3,056,465 Series 2022-61-HI 3.00%
(d)
02/20/2052 513,490
6,762,772 Series 2022-83- 2.50%
(d)
11/20/2051 957,834
10,782,891 Series 2023-181-IK 2.50%
(d)
05/20/2051 1,606,253
4,298,800 Series 2023-24-IH 3.50%
(d)
07/20/2051 799,991
5,246,895 Series 2023-79-JI 2.50%
(d)
02/20/2051 706,914
4,999,361 Series 2024-24-BI 3.00%
(d)
12/20/2051 828,935
7,645,455 Series 2024-61-IA 2.50%
(d)
02/20/2051 1,092,984
7,185,528 Series 2024-79-CI 3.50%
(d)
02/20/2052 1,157,523
11,663,311 Series 2025-205-
FD (SOFR 30 Day
Average + 1.15%,
6.00% Cap) 4.76% 11/20/2055 11,641,272
Total U.S. Government and Agency Mortgage-
Backed Obligations
(Cost $710,311,057) 710,423,177
SHORT TERM INVESTMENTS 3.4%
23,893,622 JPMorgan U.S.
Government Money
Market Fund - Class
IM 3.59%
(f)
23,893,622
Total Short Term Investments
(Cost $23,893,622) 23,893,622
Total Investments 123.7%
(Cost $872,378,692) 872,023,793
Liabilities in Excess of Other Assets (23.7)% (167,143,228)
NET ASSETS 100.0% $704,880,565
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2026, the value of these securities amounted to approximately $137,706,994 or
19.54% of net assets.
(b) Step bond; coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(c) Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(d) Interest only security.
(e) Represents or includes a TBA transaction.
(f) Seven-day yield as of period end.
Abbreviations:
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage Backed Securities
STACR Structured Agency Credit Risk
STRIPS Separate Trading of Registered Interest and Principal of Securities
REMIC Real Estate Mortgage Investment Conduit
TBA To-Be-Announced

|
June 30, 2026

Schedule of TBA sales commitments - (% of Net Assets)
Principal
Amounts Value
Securities Sold Short - (5.2)%
Mortgage-Backed Securities - (5.2)%
FNMA/FHLMC UMBS, 30 Year, Single Family, 2.50%, TBA, 7/25/56 $ (41,681,000) $ (34,832,942)
FNMA/FHLMC UMBS, 30 Year, Single Family, 3.50%, TBA, 7/25/56 (1,970,000) (1,787,621)
Total Securities Sold Short (proceeds $36,545,673) $ (36,620,563)
Futures Contracts
Description Long/Short
Contract
Quantity
Expiration
Date
Notional
Amount
(1)
Unrealized Appreciation
(Depreciation) / Value
U.S. Treasury 10 Year Ultra Bonds Long 240 09/21/2026 $ 26,992,500 $ 323,306
U.S. Treasury Long Bonds Long 143 09/21/2026 16,230,500 277,971
U.S. Treasury Ultra Bonds Long 26 09/21/2026 3,020,063 49,905
U.S. Treasury 5 Year Notes Long 460 09/30/2026 49,241,563 22,518
U.S. Treasury 2 Year Notes Short (890) 09/30/2026 (183,458,203) (32,901)
$640,799
(1) Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.

Schedule of Investments DoubleLine Commodity Strategy ETF (Consolidated)
(Unaudited)
June 30, 2026

DoubleLine ETF Trust
P RINCIPAL
A MOUNT
$/S HARES
S ECURITY
D ESCRIPTION R ATE M ATURITY V ALUE $
SHORT TERM INVESTMENTS 109.8%
243,789 Goldman Sachs plc -
USD Treasury Liquid
Reserves Fund 3.50%
(a)(b)
243,789
243,789 JPMorgan Liquidity
Funds - JPM USD
Treasury CNAV Fund 3.47%
(a)(b)
243,789
1,335,382 JPMorgan U.S.
Government Money
Market Fund - Class
IM 3.59%
(a)
1,335,382
4,400,000 U.S. Treasury Bills 0.00%
(b)
07/21/2026 4,391,208
2,400,000 U.S. Treasury Bills 0.00% 08/04/2026 2,391,830
1,000,000 U.S. Treasury Bills 0.00% 08/06/2026 996,390
3,500,000 U.S. Treasury Bills 0.00% 09/01/2026 3,478,106
4,500,000 U.S. Treasury Bills 0.00%
(b)
09/08/2026 4,468,375
18,000,000 U.S. Treasury Bills 0.00% 10/13/2026 17,806,690
3,900,000 U.S. Treasury Bills 0.00%
(b)
10/20/2026 3,854,651
Total Short Term Investments
(Cost $39,214,365) 39,210,210
Total Investments 109.8%
(Cost $39,214,365) 39,210,210
Liabilities in Excess of Other Assets (9.8)% (3,490,355)
NET ASSETS 100.0% $35,719,855
(a) Seven-day yield as of period end.
(b) All or a portion of this security is owned by DoubleLine Commodity ETF Ltd., which is a wholly-owned subsidiary of the DoubleLine Commodity
Strategy ETF.
Excess Return Swaps
Reference Entity Counterparty Long/Short
Financing
Rate
Payment
Frequency
Termination
Date
Notional
Amount Value
Upfront
Premiums
Paid/
(Received)
Unrealized
Appreciation
(Depreciation)
Barclays Backwardation Tilt
Multi-Strategy Index
(1)(2)
Barclays Bank Plc Long 0.25% At Maturity 07/08/2026 $ 1,500,000 $ (103,399) $ — $ (103,399)
Barclays Backwardation Tilt
Multi-Strategy Index
(1)(2)
Barclays Bank Plc Long 0.25% At Maturity 07/08/2026 37,600,000 (3,382,832) — (3,382,832)
$(3,486,231) $— $(3,486,231)
(1) All or a portion of this security is owned by DoubleLine Commodity ETF Ltd., which is a wholly-owned subsidiary of the DoubleLine Commodity
Strategy ETF.
(2) Barclays Backwardation Tilt Multi-Strategy Index (the "Barclays Index") seeks to capture two sources of potential outperformance in commodity futures markets. The first source of potential outperformance comes through selecting, for each relevant commodity, the eligible futures contract that is expected to offer the best outperformance relative to the front-month contract rolling exposure used by the Bloomberg Commodity Index.
This is achieved through the use of certain futures contract selection methodologies referred to together as “Multi-Strategy.” These Multi-Strategy methodologies select a futures contract for each commodity that may differ from the futures contract selected by the Bloomberg Commodity
Index, based on the factors described above including carry, seasonality and momentum. The second source of potential outperformance comes through overweighting (relative to the weightings in the Bloomberg Commodity Index) the exposure of the Barclays Index to the futures contracts of commodities that exhibit the highest degree of backwardation in the term structures of their futures contracts, while simultaneously underweighting the exposure to the futures contracts of commodities that exhibit a lower degree of backwardation. Historically, the commodities with a higher degree of backwardation have generally had better historical average performance than the commodities with a lower degree of backwardation. Information on the index constituents as of period end, is available on the Barclays Capital, Inc.
website at https://indices.cib.barclays/IM/12/en/indices/details.app;ticker=BXCS1496.

Schedule of Investments DoubleLine Fortune 500 Equal Weight ETF
(Unaudited)
June 30, 2026
|
June 30, 2026

SHARES SECURITY DESCRIPTION VALUE $
COMMON STOCKS 99.8%
AEROSPACE & DEFENSE 2.4%
304 Boeing Co. (The)
(a)
65,807
215 GE Aerospace 80,352
199 General Dynamics Corp. 70,494
147 Honeywell Aerospace, Inc.
(a)
32,499
264 Howmet Aerospace, Inc. 70,979
214 Huntington Ingalls Industries, Inc. 59,896
220 L3Harris Technologies, Inc. 63,930
128 Lockheed Martin Corp. 65,211
123 Northrop Grumman Corp. 62,645
384 RTX Corp. 72,856
735 Textron, Inc. 67,422
55 TransDigm Group, Inc. 73,262
785,353
AIR FREIGHT & LOGISTICS 1.0%
386 CH Robinson Worldwide, Inc. 72,699
420 Expeditors International of Washington, Inc. 68,452
165 FedEx Corp. 51,666
1,351 GXO Logistics, Inc.
(a)
68,496
650 United Parcel Service, Inc. - Class B 69,875
331,188
AUTOMOBILE COMPONENTS 1.0%
524 Autoliv, Inc. (Sweden) 60,873
959 BorgWarner, Inc. 63,678
1,884 Dana, Inc. 51,264
11,151 Goodyear Tire & Rubber Co. (The)
(a)
73,596
467 Lear Corp. 62,606
312,017
AUTOMOBILES 0.8%
4,276 Ford Motor Co. 59,436
807 General Motors Co. 62,204
155 Tesla, Inc.
(a)
65,193
861 Thor Industries, Inc. 64,713
251,546
BANKS 3.2%
1,329 Bank of America Corp. 75,726
541 Citigroup, Inc. 75,718
1,076 Citizens Financial Group, Inc. 75,395
1,361 Fifth Third Bancorp 76,721
34 First Citizens BancShares, Inc. - Class A 70,747
4,236 Huntington Bancshares, Inc. 75,104
228 JPMorgan Chase & Co. 74,631
3,159 KeyCorp 72,815
317 M&T Bank Corp. 75,449
308 PNC Financial Services Group, Inc. (The) 75,836
2,418 Regions Financial Corp. 73,024
1,401 Truist Financial Corp. 69,798
1,241 US Bancorp 74,956
892 Wells Fargo & Co. 73,715
1,039,635
BEVERAGES 1.3%
832 Coca-Cola Co. (The) 67,617
472 Constellation Brands, Inc. - Class A 65,650
2,257 Keurig Dr Pepper, Inc. 73,873
1,621 Molson Coors Beverage Co. - Class B 63,154
761 Monster Beverage Corp.
(a)
73,147
461 PepsiCo, Inc. 62,419
405,860
BIOTECHNOLOGY 1.4%
316 AbbVie, Inc. 79,519
203 Amgen, Inc. 73,510
346 Biogen, Inc.
(a)
74,757
509 Gilead Sciences, Inc. 64,307
SHARES SECURITY DESCRIPTION VALUE $
108 Regeneron Pharmaceuticals, Inc. 67,342
156 Vertex Pharmaceuticals, Inc.
(a)
77,490
436,925
BROADLINE RETAIL 1.1%
250 Amazon.com, Inc.
(a)
59,585
4,126 Coupang, Inc. (South Korea)
(a)
71,669
615 eBay, Inc. 68,726
5,252 Kohl's Corp. 93,066
3,226 Macy's, Inc. 75,972
369,018
BUILDING PRODUCTS 1.2%
876 Builders FirstSource, Inc.
(a)
78,384
1,052 Carrier Global Corp. 77,164
972 Masco Corp. 79,092
555 Owens Corning 88,223
2,219 Resideo Technologies, Inc.
(a)
69,011
391,874
CAPITAL MARKETS 4.6%
154 Ameriprise Financial, Inc. 70,649
487 Bank of New York Mellon Corp. (The) 70,425
10,953 Bitgo Holdings, Inc. - Class A
(a)
56,737
64 Blackrock, Inc. 61,540
575 Blackstone, Inc. 67,660
793 Charles Schwab Corp. (The) 73,169
2,145 Franklin Resources, Inc. 71,364
2,266 Galaxy Digital, Inc. - Class A
(a)
61,952
68 Goldman Sachs Group, Inc. (The) 68,773
839 Interactive Brokers Group, Inc. - Class A 73,027
453 Intercontinental Exchange, Inc. 55,769
1,302 Jefferies Financial Group, Inc. 65,074
714 KKR & Co., Inc. 65,531
251 LPL Financial Holdings, Inc. 70,702
151 Moody's Corp. 68,391
338 Morgan Stanley 70,656
750 Nasdaq, Inc. 59,115
405 Northern Trust Corp. 70,405
468 Raymond James Financial, Inc. 71,150
164 S&P Global, Inc. 66,791
431 State Street Corp. 73,097
604 StoneX Group, Inc.
(a)
71,574
1,483,551
CHEMICALS 2.4%
238 Air Products and Chemicals, Inc. 69,777
1,283 Celanese Corp. - Class A 59,018
850 Corteva, Inc. 71,987
1,969 Dow, Inc. 53,872
475 DuPont de Nemours, Inc. 64,429
894 Eastman Chemical Co. 59,880
259 Ecolab, Inc. 72,160
882 International Flavors & Fragrances, Inc. 69,872
2,863 Mosaic Co. (The) 60,667
601 PPG Industries, Inc. 72,895
220 Sherwin-Williams Co. (The) 75,750
773 Westlake Corp. 56,429
786,736
COMMERCIAL SERVICES & SUPPLIES 0.9%
1,696 ABM Industries, Inc. 75,032
401 Cintas Corp. 68,202
331 Republic Services, Inc. - Class A 70,529
316 Waste Management, Inc. 70,430
284,193
COMMUNICATIONS EQUIPMENT 0.7%
441 Arista Networks, Inc.
(a)
74,917
567 Cisco Systems, Inc. 66,600

DoubleLine ETF Trust
Schedule of Investments DoubleLine Fortune 500 Equal Weight ETF
(Cont.)
(Unaudited)
June 30, 2026
SHARES SECURITY DESCRIPTION VALUE $
167 Motorola Solutions, Inc. 69,353
210,870
CONSTRUCTION & ENGINEERING 1.7%
947 AECOM 66,101
1,633 APi Group Corp.
(a)
69,158
36 Comfort Systems USA, Inc. 71,350
80 EMCOR Group, Inc. 66,390
1,435 Fluor Corp.
(a)
75,179
176 MasTec, Inc.
(a)
73,226
521 Primoris Services Corp. 51,642
93 Quanta Services, Inc. 66,964
540,010
CONSTRUCTION MATERIALS 0.2%
247 Vulcan Materials Co. 72,867
CONSUMER FINANCE 0.9%
1,581 Ally Financial, Inc. 72,647
218 American Express Co. 73,738
361 Capital One Financial Corp. 72,424
942 Synchrony Financial 71,639
290,448
CONSUMER STAPLES DISTRIBUTION & RETAIL 3.2%
4,236 Albertsons Cos., Inc. - Class A 57,313
942 Andersons, Inc. (The) 64,433
806 BJ's Wholesale Club Holdings, Inc.
(a)
70,299
87 Casey's General Stores, Inc. 69,147
68 Costco Wholesale Corp. 63,612
651 Dollar General Corp. 74,937
708 Dollar Tree, Inc.
(a)
85,632
1,050 Kroger Co. (The) 58,307
703 Performance Food Group Co.
(a)
78,588
765 Sprouts Farmers Market, Inc.
(a)
64,704
903 Sysco Corp. 75,473
529 Target Corp. 69,093
1,307 United Natural Foods, Inc.
(a)
59,691
824 US Foods Holding Corp.
(a)
84,253
3,094 Walgreens Boots Alliance, Inc., CVR
(a)(b)
1,640
574 Walmart, Inc. 65,011
1,042,133
CONTAINERS & PACKAGING 1.6%
424 Avery Dennison Corp. 68,836
1,201 Ball Corp. 74,942
692 Crown Holdings, Inc. 77,379
6,277 Graphic Packaging Holding Co. 66,348
2,095 International Paper Co. 79,821
312 Packaging Corp. of America 74,343
1,363 Sonoco Products Co. 76,805
518,474
DISTRIBUTORS 0.7%
690 Genuine Parts Co. 81,406
1,605 Gold.com, Inc. 66,784
2,475 LKQ Corp. 65,167
213,357
DIVERSIFIED TELECOMMUNICATION SERVICES 0.7%
2,729 AT&T, Inc. 56,490
2,693 Comcast Corp. - Class A 66,113
6,248 Lumen Technologies, Inc.
(a)
47,985
1,407 Verizon Communications, Inc. 59,572
230,160
ELECTRIC UTILITIES 3.0%
525 American Electric Power Co., Inc. 71,825
236 Constellation Energy Corp. 58,615
543 Duke Energy Corp. 68,733
947
Edison International 70,504
SHARES SECURITY DESCRIPTION VALUE $
609 Entergy Corp. 69,950
975 Eversource Energy 70,463
1,470 Exelon Corp. 68,531
1,451 FirstEnergy Corp. 68,981
775 NextEra Energy, Inc. 68,022
493 NRG Energy, Inc. 72,008
4,108 PG&E Corp. 69,097
1,895 PPL Corp. 68,883
724 Southern Co. (The) 69,294
838 Xcel Energy, Inc. 67,291
962,197
ELECTRICAL EQUIPMENT 0.9%
487 Emerson Electric Co. 69,714
66 GE Vernova, Inc. 77,540
149 Rockwell Automation, Inc. 73,767
213 Vertiv Holdings Co. - Class A 71,317
292,338
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 2.3%
484 Amphenol Corp. - Class A 85,339
313 Arrow Electronics, Inc.
(a)
66,797
780 Avnet, Inc. 69,280
596 CDW Corp. 83,821
357 Corning, Inc. 91,188
2,495 Ingram Micro Holding Corp. 68,438
660 Insight Enterprises, Inc.
(a)
80,388
183 Jabil, Inc. 70,543
260 Sanmina Corp.
(a)
65,801
276 TD SYNNEX Corp. 73,786
755,381
ENERGY EQUIPMENT & SERVICES 0.6%
1,074 Baker Hughes Co. - Class A 59,607
1,714 Halliburton Co. 58,190
3,357 NOV, Inc. 62,273
180,070
ENTERTAINMENT 0.8%
409 Live Nation Entertainment, Inc.
(a)
74,892
777 Netflix, Inc.
(a)
55,478
652 Walt Disney Co. (The) 62,755
2,503 Warner Bros Discovery, Inc.
(a)
66,730
259,855
FINANCIAL SERVICES 2.6%
521 Apollo Global Management, Inc. 61,640
142 Berkshire Hathaway, Inc. - Class B
(a)
71,055
951 Block, Inc. - Class A
(a)
72,276
2,522 Corebridge Financial, Inc. 72,205
1,641 Equitable Holdings, Inc. 72,007
1,616 Fidelity National Information Services, Inc. 62,830
1,221 Fiserv, Inc.
(a)
59,890
924 Global Payments, Inc. 67,045
138 Mastercard, Inc. - Class A 70,877
1,551 PayPal Holdings, Inc. 66,972
208 Visa, Inc. - Class A 71,363
839 Voya Financial, Inc. 75,955
824,115
FOOD PRODUCTS 2.5%
853 Archer-Daniels-Midland Co. 65,169
3,313 Campbell's Co. (The) 73,781
5,094 Conagra Brands, Inc. 68,565
2,018 General Mills, Inc. 70,226
344 Hershey Co. (The) 60,355
3,240 Hormel Foods Corp. 80,417
659 J M Smucker Co. (The) 74,138
2,786 Kraft Heinz Co. (The) 65,805
1,091 Mondelez International, Inc. - Class A 63,103

|
June 30, 2026

SHARES SECURITY DESCRIPTION VALUE $
702 Post Holdings, Inc.
(a)
61,959
13 Seaboard Corp. 58,036
1,028 Tyson Foods, Inc. - Class A 58,853
800,407
GROUND TRANSPORTATION 1.8%
412 Avis Budget Group, Inc.
(a)
60,906
1,440 CSX Corp. 68,443
82 Fedex Freight Holding Co., Inc.
(a)
12,382
12,911 Hertz Global Holdings, Inc.
(a)
29,243
251 JB Hunt Transport Services, Inc. 72,647
209 Norfolk Southern Corp. 65,749
273 Ryder System, Inc. 72,009
960 Uber Technologies, Inc.
(a)
69,274
244 Union Pacific Corp. 66,368
320 XPO, Inc.
(a)
65,693
582,714
HEALTH CARE EQUIPMENT & SUPPLIES 2.1%
792 Abbott Laboratories 71,866
3,513 Baxter International, Inc. 74,897
462 Becton Dickinson & Co. 69,914
1,345 Boston Scientific Corp.
(a)
57,405
1,063 GE HealthCare Technologies, Inc. 68,043
163 Intuitive Surgical, Inc.
(a)
64,822
1,895 Medline, Inc. - Class A
(a)
74,739
895 Solventum Corp.
(a)
69,049
223 Stryker Corp. 70,209
822 Zimmer Biomet Holdings, Inc. 70,766
691,710
HEALTH CARE PROVIDERS & SERVICES 4.4%
1,121 BrightSpring Health Services, Inc.
(a)
78,179
341 Cardinal Health, Inc. 81,008
255 Cencora, Inc. 72,160
1,154 Centene Corp.
(a)
74,075
238 Cigna Group (The) 65,612
24,606 Community Health Systems, Inc.
(a)
82,184
737 CVS Health Corp. 76,243
349 DaVita, Inc.
(a)
77,646
174 Elevance Health, Inc. 67,291
173 HCA Healthcare, Inc. 67,451
897 Henry Schein, Inc.
(a)
74,917
222 Humana, Inc. 88,182
264 Labcorp Holdings, Inc. 73,920
90 McKesson Corp. 68,004
383 Molina Healthcare, Inc.
(a)
87,592
351 Quest Diagnostics, Inc. 74,394
376 Tenet Healthcare Corp.
(a)
70,342
177 UnitedHealth Group, Inc. 73,567
441 Universal Health Services, Inc. - Class B 65,572
1,418,339
HEALTH CARE REITS 0.2%
318 Welltower, Inc. 72,176
HOTELS, RESTAURANTS & LEISURE 3.5%
515 Airbnb, Inc. - Class A
(a)
73,697
1,272 Aramark 72,377
404 Booking Holdings, Inc. 72,009
2,360 Caesars Entertainment, Inc.
(a)
71,225
2,078 Chipotle Mexican Grill, Inc. - Class A
(a)
70,652
331 Darden Restaurants, Inc. 68,189
432 DoorDash, Inc. - Class A
(a)
79,716
301 Expedia Group, Inc. 77,020
202 Hilton Worldwide Holdings, Inc. 66,753
1,330 Las Vegas Sands Corp. 61,433
176 Marriott International, Inc. - Class A 65,224
242
McDonald's Corp. 65,415
SHARES SECURITY DESCRIPTION VALUE $
1,618 MGM Resorts International
(a)
77,357
665 Starbucks Corp. 67,956
1,541 Yum China Holdings, Inc. (China) 62,981
448 Yum! Brands, Inc. 71,617
1,123,621
HOUSEHOLD DURABLES 2.1%
459 DR Horton, Inc. 74,762
746 Lennar Corp. - Class A 67,506
642 Mohawk Industries, Inc.
(a)
77,894
11 NVR, Inc.
(a)
74,947
570 PulteGroup, Inc. 78,210
967 Somnigroup International, Inc. 75,813
1,145 Taylor Morrison Home Corp. - Class A
(a)
82,141
486 Toll Brothers, Inc. 80,069
1,530 Whirlpool Corp. 60,313
671,655
HOUSEHOLD PRODUCTS 0.7%
744 Colgate-Palmolive Co. 68,210
678 Kimberly-Clark Corp. 74,424
460 Procter & Gamble Co. (The) 67,454
210,088
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS 0.4%
4,626 AES Corp. (The) 67,817
425 Vistra Corp. 67,418
135,235
INDUSTRIAL CONGLOMERATES 0.3%
439 3M Co. 71,079
147 Honeywell International, Inc. 32,913
103,992
INDUSTRIAL REITS 0.2%
463 Prologis, Inc. 62,723
INSURANCE 5.2%
591 Aflac, Inc. 69,295
326 Allstate Corp. (The) 77,568
508 American Financial Group, Inc. 71,090
902 American International Group, Inc. 67,226
336 Arthur J Gallagher & Co. 77,136
270 Assurant, Inc. 72,503
418 Cincinnati Financial Corp. 77,389
1,412 Fidelity National Financial, Inc. 66,590
517 Hartford Insurance Group, Inc. (The) 68,513
1,929 Lincoln National Corp. 68,190
636 Loews Corp. 72,002
37 Markel Group, Inc.
(a)
72,261
424 Marsh & McLennan Cos., Inc. 70,668
816 MetLife, Inc. 69,042
1,769 Old Republic International Corp. 72,387
3,088 Oscar Health, Inc. - Class A
(a)
88,069
649 Principal Financial Group, Inc. 69,949
346 Progressive Corp. (The) 75,584
669 Prudential Financial, Inc. 72,205
329 Reinsurance Group of America, Inc. 69,962
227 Travelers Cos., Inc. (The) 74,937
814 Unum Group 72,772
1,040 W R Berkley Corp. 73,351
1,668,689
INTERACTIVE MEDIA & SERVICES 0.4%
175 Alphabet, Inc. - Class A 62,540
107 Meta Platforms, Inc. - Class A 60,272
122,812
IT SERVICES 0.8%
1,277 Cognizant Technology Solutions Corp. - Class A 49,458
7,271 DXC Technology Co.
(a)
64,348

DoubleLine ETF Trust
Schedule of Investments DoubleLine Fortune 500 Equal Weight ETF
(Cont.)
(Unaudited)
June 30, 2026
SHARES SECURITY DESCRIPTION VALUE $
267 International Business Machines Corp. 75,083
5,770 Kyndryl Holdings, Inc.
(a)
65,259
254,148
LIFE SCIENCES TOOLS & SERVICES 0.7%
393 Danaher Corp. 74,859
411 IQVIA Holdings, Inc.
(a)
79,413
149 Thermo Fisher Scientific, Inc. 74,703
228,975
MACHINERY 3.3%
594 AGCO Corp. 71,102
75 Caterpillar, Inc. 79,868
102 Cummins, Inc. 72,747
129 Deere & Co. 81,828
319 Dover Corp. 71,545
272 Illinois Tool Works, Inc. 73,568
957 Ingersoll Rand, Inc. 78,464
524 Oshkosh Corp. 80,424
946 Otis Worldwide Corp. 67,734
605 PACCAR, Inc. 72,673
79 Parker-Hannifin Corp. 77,271
854 Stanley Black & Decker, Inc. 80,378
261 Westinghouse Air Brake Technologies Corp. 70,366
618 Xylem, Inc. 73,054
1,051,022
MEDIA 1.8%
461 Charter Communications, Inc. - Class A
(a)
65,559
554 EchoStar Corp. - Class A
(a)
56,231
1,037 Fox Corp. - Class A 54,090
2,552 News Corp. - Class A 63,366
907 Omnicom Group, Inc. 66,057
109,533 Optimum Communications, Inc. - Class A
(a)
158,822
6,395 Paramount Skydance Corp. - Class B 63,055
2,289 Sirius XM Holdings, Inc. 67,617
594,797
METALS & MINING 1.5%
928 Alcoa Corp. 48,386
5,293 Cleveland-Cliffs, Inc.
(a)
49,701
887 Commercial Metals Co. 55,659
1,067 Freeport-McMoRan, Inc. 67,104
633 Newmont Corp. 59,122
276 Nucor Corp. 61,479
180 Reliance, Inc. 67,249
264 Steel Dynamics, Inc. 60,577
469,277
MULTI-UTILITIES 1.9%
611 Ameren Corp. 69,067
1,576 CenterPoint Energy, Inc. 69,407
915 CMS Energy Corp. 69,998
630 Consolidated Edison, Inc. 69,697
1,010 Dominion Energy, Inc. 68,973
467 DTE Energy Co. 71,157
851 Public Service Enterprise Group, Inc. 69,067
744 Sempra 68,976
600 WEC Energy Group, Inc. 70,062
626,404
OIL, GAS & CONSUMABLE FUELS 5.0%
1,854 APA Corp. 60,385
295 Cheniere Energy, Inc. 70,508
373 Chevron Corp. 61,828
591 ConocoPhillips 61,440
1,577 Delek US Holdings, Inc. 80,128
1,534 Devon Energy Corp. 63,385
353 Diamondback Energy, Inc. 62,050
507 EOG Resources, Inc. 65,773
SHARES SECURITY DESCRIPTION VALUE $
1,231 EQT Corp. 65,452
733 Expand Energy Corp. 66,842
460 Exxon Mobil Corp. 62,891
997 HF Sinclair Corp. 69,441
2,108 Kinder Morgan, Inc. 67,393
276 Marathon Petroleum Corp. 70,565
1,193 Occidental Petroleum Corp. 57,944
770 ONEOK, Inc. 66,944
1,220 Ovintiv, Inc. 64,233
1,750 PBF Energy, Inc. - Class A 79,660
390 Phillips 66 65,930
258 Targa Resources Corp. 69,180
283 Valero Energy Corp. 73,705
5,490 Venture Global, Inc. - Class A 61,104
913 Williams Cos., Inc. (The) 67,872
2,360 World Kinect Corp. 77,738
1,612,391
PASSENGER AIRLINES 1.5%
1,477 Alaska Air Group, Inc.
(a)
77,099
4,551 American Airlines Group, Inc.
(a)
82,237
830 Delta Air Lines, Inc. 77,738
12,576 JetBlue Airways Corp.
(a)
72,060
1,554 Southwest Airlines Co. 79,907
603 United Airlines Holdings, Inc.
(a)
82,002
471,043
PERSONAL CARE PRODUCTS 0.4%
744 Estee Lauder Cos., Inc. (The) - Class A 58,739
3,839 Kenvue, Inc. 73,363
132,102
PHARMACEUTICALS 1.5%
1,180 Bristol-Myers Squibb Co. 67,992
63 Eli Lilly & Co. 75,564
294 Johnson & Johnson 74,667
566 Merck & Co., Inc. 72,731
2,591 Pfizer, Inc. 62,391
4,169 Viatris, Inc. 66,204
854 Zoetis, Inc. - Class A 61,368
480,917
PROFESSIONAL SERVICES 1.8%
2,939 Amentum Holdings, Inc.
(a)
60,749
313 Automatic Data Processing, Inc. 70,096
838 Booz Allen Hamilton Holding Corp. - Class A 50,841
133 CACI International, Inc. - Class A
(a)
61,614
2,587 Concentrix Corp. 57,962
587 Jacobs Solutions, Inc. 73,962
2,058 KBR, Inc. 71,063
521 Leidos Holdings, Inc. 53,647
2,318 ManpowerGroup, Inc. 78,279
578,213
REAL ESTATE MANAGEMENT & DEVELOPMENT 0.4%
523 CBRE Group, Inc. - Class A
(a)
70,443
235 Jones Lang LaSalle, Inc.
(a)
72,838
143,281
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.0%
137 Advanced Micro Devices, Inc.
(a)
79,585
163 Analog Devices, Inc. 64,739
152 Applied Materials, Inc. 109,895
161 Broadcom, Inc. 60,818
559 Intel Corp.
(a)
78,053
350 KLA Corp. 105,599
213 Lam Research Corp. 92,299
343 Marvell Technology, Inc. 102,176
73 Micron Technology, Inc. 84,263
320 NVIDIA Corp. 64,029

|
June 30, 2026

SHARES SECURITY DESCRIPTION VALUE $
292 QUALCOMM, Inc. 53,959
214 Texas Instruments, Inc. 63,787
959,202
SOFTWARE 1.8%
286 Adobe, Inc.
(a)
58,636
221 Intuit, Inc. 57,681
165 Microsoft Corp. 61,548
357 Oracle Corp. 52,318
274 Palo Alto Networks, Inc.
(a)
93,440
215 Roper Technologies, Inc. 72,754
382 Salesforce, Inc. 59,844
665 ServiceNow, Inc.
(a)
66,021
545 Workday, Inc. - Class A
(a)
66,719
588,961
SPECIALIZED REITS 0.4%
368 American Tower Corp. 60,194
64 Equinix, Inc. 66,713
126,907
SPECIALTY RETAIL 5.3%
1,165 Advance Auto Parts, Inc. 72,486
351 Asbury Automotive Group, Inc.
(a)
70,579
349 AutoNation, Inc.
(a)
64,841
22 AutoZone, Inc.
(a)
70,311
1,052 Best Buy Co., Inc. 79,826
209 Burlington Stores, Inc.
(a)
66,211
1,607 CarMax, Inc.
(a)
84,994
930 Carvana Co. - Class A
(a)
61,213
3,205 Chewy, Inc. - Class A
(a)
62,978
311 Dick's Sporting Goods, Inc. 70,538
2,824 Gap, Inc. (The) 52,752
205 Group 1 Automotive, Inc. 59,690
214 Home Depot, Inc. (The) 75,474
233 Lithia Motors, Inc. - Class A 67,684
314 Lowe's Cos., Inc. 69,234
132 Murphy USA, Inc. 71,131
763 O'Reilly Automotive, Inc.
(a)
70,265
403 Penske Automotive Group, Inc. 72,117
292 Ross Stores, Inc. 62,152
812 Sonic Automotive, Inc. - Class A 68,849
432 TJX Cos., Inc. (The) 65,448
2,215 Tractor Supply Co. 70,016
SHARES SECURITY DESCRIPTION VALUE $
134 Ulta Beauty, Inc.
(a)
60,431
928 Wayfair, Inc. - Class A
(a)
85,766
335 Williams-Sonoma, Inc. 78,089
1,733,075
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS 1.3%
219 Apple, Inc. 63,370
223 Dell Technologies, Inc. - Class C 96,215
1,825 Hewlett Packard Enterprise Co. 82,326
2,664 HP, Inc. 58,448
1,778 Super Micro Computer, Inc.
(a)
52,149
128 Western Digital Corp. 81,756
434,264
TEXTILES, APPAREL & LUXURY GOODS 0.7%
518 Lululemon Athletica, Inc.
(a)
59,145
1,477 NIKE, Inc. - Class B 60,631
706 PVH Corp. 52,428
3,901 VF Corp. 65,068
237,272
TOBACCO 0.4%
942 Altria Group, Inc. 67,777
374 Philip Morris International, Inc. 67,660
135,437
TRADING COMPANIES & DISTRIBUTORS 1.3%
1,380 Core & Main, Inc. - Class A
(a)
66,585
1,515 Fastenal Co. 72,765
296 Ferguson Enterprises, Inc. 70,250
69 United Rentals, Inc. 78,169
185 WESCO International, Inc. 63,905
55 WW Grainger, Inc. 74,822
426,496
Total Common Stocks
(Cost $29,885,671) 32,218,516
SHORT TERM INVESTMENTS 0.1%
32,946 JPMorgan U.S. Government Money
Market Fund - Class IM 3.59%
(c)
32,946
Total Short Term Investments
(Cost $32,946) 32,946
Total Investments 99.9%
(Cost $29,918,617) 32,251,462
Other Assets in Excess of Liabilities 0.1% 21,033
NET ASSETS 100.0% $32,272,495
(a) Non-income producing security.
(b) Value determined using significant unobservable inputs.
(c) Seven-day yield as of period end.

Schedule of Investments DoubleLine Multi-Sector Income ETF
(Unaudited)
June 30, 2026

DoubleLine ETF Trust
P RINCIPAL
A MOUNT
$/S HARES
S ECURITY
D ESCRIPTION R ATE M ATURITY V ALUE $
COMMON STOCKS  0.0%
(a)
837 Altice France SA
(b)
16,736
Total Common Stock
(Cost $13,382) 16,736
ASSET-BACKED OBLIGATIONS 2.9%
AB Issuer LLC ,
100,000 Series 2026-1A-A2 6.41%
(c)
04/30/2056 100,715
AmeriCredit Automobile Receivables Trust ,
100,000 Series 2026-1-A2 4.03%
(c)
04/18/2029 99,831
Cherry Securitization Trust ,
100,000 Series 2026-1A-A 5.43%
(c)
01/17/2034 100,075
DataBank Issuer II LLC ,
100,000 Series 2025-1A-B 5.67%
(c)
09/27/2055 96,434
Dividend Solar Loans LLC ,
236,575 Series 2017-1-C 7.00%
(c)
03/22/2038 213,457
EDI ABS Issuer LLC ,
100,000 Series 2025-1A-B 4.55%
(c)
07/25/2055 92,449
Hilton Grand Vacations Trust ,
79,242 Series 2025-3EXT-C 5.39%
(c)
10/25/2044 78,784
Horizon Aircraft Finance IV Ltd. ,
282,875 Series 2024-1-A 5.38%
(c)
09/15/2049 281,017
Lunar Structured Aircraft Portfolio Notes ,
253,819 Series 2021-1-B 3.43%
(c)
10/15/2046 243,026
MetroNet Infrastructure Issuer LLC ,
100,000 Series 2026-1A-A2 5.27%
(c)
04/20/2056 100,195
Pagaya Ai Debt Grantor Trust ,
117,643 Series 2024-9-D 6.17%
(c)
03/15/2032 117,880
Pagaya AI Debt Grantor Trust ,
90,028 Series 2024-8-D 6.53%
(c)
01/15/2032 90,161
QTS Issuer ABS I LLC ,
150,000 Series 2025-1A-B 5.93%
(c)
05/25/2055 146,424
QTS Issuer ABS II LLC ,
100,000 Series 2026-6A-B 7.14%
(c)
07/05/2056 100,310
Retained Vantage Data Centers Issuer LLC ,
150,000 Series 2024-1A-B 5.78%
(c)
09/15/2049 145,792
RKTL ,
93,186 Series 2026-2A-A 4.33%
(c)
05/25/2035 93,077
SoFi Consumer Loan Program ,
115,000 Series 2026-3-C 5.09%
(c)
06/25/2035 115,274
SoFi Consumer Loan Program Trust ,
200,000 Series 2025-3-C 5.04%
(c)
08/15/2034 199,622
Vital Care Issuer LLC ,
249,375 Series 2025-1A-A2 6.74%
(c)
01/30/2056 250,679
Willis Engine Structured Trust V ,
142,648 Series 2020-A-C 6.66%
(c)
03/15/2045 141,318
Total Asset-Backed Obligations
(Cost $2,799,959) 2,806,520
BANK LOANS 14.1%
1261229 BC Ltd. ,
29,775 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 6.25%) 9.89% 10/08/2030 28,942
ACI Rover Parent LLC ,
35,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.25%) 5.98% 06/09/2033 34,991
Acrisure LLC ,
243,149 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.00%) 6.64% 11/06/2030 220,556
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
ADI Global Distribution Funding LLC ,
60,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 12
Month + 2.75%) 6.46% 06/17/2033 60,225
AI Aqua Merger Sub, Inc. ,
90,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.50%) 6.14% 06/24/2033 90,051
Alera Group, Inc. ,
89,551 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.75%) 6.39% 05/31/2032 85,331
Alkermes, Inc. ,
89,775 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.75%) 6.48% 08/12/2031 90,224
Alliant Holdings Intermediate LLC ,
79,798 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.50%) 6.12% 09/19/2031 78,829
Allied Universal Holdco LLC ,
99,250 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.25%) 6.89% 08/20/2032 99,413
Allison Transmission, Inc. ,
114,713 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 1.75%) 5.38% 01/03/2033 114,737
Alpha Generation LLC ,
75,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 12
Month + 1.75%) 5.46% 06/10/2033 74,297
Alterra Mountain Co. ,
54,862 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.50%) 6.12% 08/17/2028 55,017
Altice France SA ,
120,406 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 6.88%) 10.55% 05/30/2031 123,176
American Airlines, Inc. ,
40,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 3.00%) 6.67% 05/30/2033 39,575
American Axle & Manufacturing, Inc. ,
83,938 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 3.25%) 6.92% 02/03/2033 84,112
APi Group DE, Inc. ,
25,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 1.75%) 5.39% 05/16/2033 24,981

|
June 30, 2026

PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Applied Systems, Inc. ,
35,000 Senior Secured
Second Lien Term
Loan (CME Term
SOFR 3 Month +
4.50%) 8.23% 02/23/2032 34,672
Apro LLC ,
113,555 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.75%) 7.37% 07/09/2031 113,886
Ascend Learning LLC ,
253,078 Senior Secured First
Lien Term Loan
(CME Term SOFR
1 Month + 3.00%,
0.50% Floor) 6.64% 12/11/2028 247,314
Aspire Bakeries Holdings LLC ,
10,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.00%) 6.64% 12/23/2030 10,067
Asurion LLC ,
43,817 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 4.25%) 7.91% 09/19/2030 43,419
9,813 Senior Secured
Second Lien Term
Loan (CME Term
SOFR 3 Month +
5.25%) 9.18% 01/19/2029 9,725
AthenaHealth Group, Inc. ,
54,861 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.25%) 6.89% 02/16/2032 54,361
Aveanna Healthcare LLC ,
109,450 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.00%) 6.64% 09/17/2032 110,040
Bausch + Lomb Corp. ,
233,925 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.75%) 7.39% 01/15/2031 234,773
BCP VI Summit Holdings LP ,
80,402 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.75%) 6.37% 01/30/2032 80,710
BCPE Empire Holdings, Inc. ,
87,675 Senior Secured First
Lien Term Loan
(CME Term SOFR
1 Month + 3.25%,
0.50% Floor) 6.89% 12/11/2030 86,634
Belden, Inc. ,
55,166 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.25%) 5.87% 06/10/2033 55,303
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
BioMarin Pharmaceutical, Inc. ,
95,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 6
Month + 1.75%) 5.43% 04/27/2033 95,095
Blackfin Pipeline LLC ,
94,525 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.00%) 6.63% 09/29/2032 94,978
Boots Group Finco LP ,
79,600 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 3.25%) 6.92% 08/30/2032 79,981
Boxer Parent Co., Inc. ,
133,600 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.75%) 6.42% 07/30/2031 120,755
Caesars Entertainment, Inc. ,
74,809 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.25%) 5.89% 02/06/2031 72,167
Camelot U.S. Acquisition LLC ,
50,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.75%) 6.39% 01/31/2031 46,208
Cengage Learning, Inc. ,
153,450 Senior Secured First
Lien Term Loan
(TSFR1M + 3%;
TSFR3M + 3% +
0.00%) 6.64% 03/24/2031 152,064
Chariot Buyer LLC ,
29,624 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.00%) 6.64% 09/08/2032 29,676
CHG Healthcare Services, Inc. ,
100,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 3.00%) 6.66% 09/29/2031 100,152
Clear Channel Outdoor Holdings, Inc. ,
70,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 4.00%) 7.74% 08/23/2028 70,181
Cloud Software Group, Inc. ,
29,850 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 3.25%) 6.95% 08/16/2032 25,921
Clydesdale Acquisition Holdings, Inc. ,
25,000 Senior Secured First
Lien Term Loan
(CME Term SOFR
1 Month + 3.18%,
0.50% Floor) 6.82% 04/13/2029 24,599
59,824 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.25%) 6.89% 04/01/2032 57,605

DoubleLine ETF Trust
Schedule of Investments DoubleLine Multi-Sector Income ETF
(Cont.)
(Unaudited)
June 30, 2026
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Columbus McKinnon Corp. ,
123,623 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 3.50%) 7.23% 02/03/2033 123,546
Compass Power Generation LLC ,
142,787 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.50%) 6.15% 04/16/2029 143,078
CompoSecure Holdings LLC ,
55,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.25%) 5.92% 01/14/2033 54,772
Construction Partners, Inc. ,
20,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.00%) 5.64% 11/03/2031 20,019
Core & Main LP ,
25,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 12
Month + 1.75%) 5.59% 06/24/2033 25,000
CoreLogic, Inc. ,
69,817 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.50%) 7.26% 06/02/2028 69,119
Cotiviti, Inc. ,
33,906 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.75%) 6.37% 05/01/2031 31,098
104,213 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.75%) 6.37% 03/26/2032 94,867
CPI Holdco B LLC ,
79,924 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.00%) 5.64% 05/19/2031 79,708
Crown Finance U.S., Inc. ,
83,851 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 4.50%) 8.11% 12/02/2031 84,178
Curium BidCo Sarl ,
48,779 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 3.00%) 6.73% 08/06/2031 48,809
DaVita, Inc. ,
54,723 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 1.75%) 5.39% 05/09/2031 54,736
Dayforce Bidco LLC ,
125,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 3.00%) 6.66% 02/04/2033 114,340
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Delek U.S. Holdings, Inc. ,
75,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.00%) 6.62% 05/17/2032 75,053
Delta 2 (Lux) Sarl ,
290,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 1.75%) 5.48% 09/30/2031 290,363
Directv Financing LLC ,
48,235 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 5.50%) 9.16% 02/17/2031 48,438
Discovery Global Holdings, Inc. ,
105,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 12
Month + 2.50%) 6.24% 06/03/2033 105,160
Eagle Parent Corp. ,
108,156 Senior Secured First
Lien Term Loan
(CME Term SOFR
3 Month + 4.25%,
0.50% Floor) 7.95% 04/02/2029 108,940
Edelman Financial Engines Center LLC (The) ,
80,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 4.00%) 7.62% 11/28/2031 80,319
EG America LLC ,
225,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 3.25%) 6.92% 02/10/2031 226,090
Eisner Advisory Group LLC ,
69,787 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 4.00%) 7.64% 02/28/2031 68,687
EMRLD Borrower LP ,
84,786 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.25%) 5.89% 08/04/2031 84,816
ESCO Technologies, Inc. ,
40,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 12
Month + 1.75%) 5.59% 06/01/2033 40,000
Fertitta Entertainment LLC ,
124,351 Senior Secured First
Lien Term Loan
(CME Term SOFR
1 Month + 3.25%,
0.50% Floor) 6.89% 01/29/2029 124,364
First Advantage Holdings LLC ,
34,172 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.75%) 6.48% 10/31/2031 33,800

|
June 30, 2026

PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Focus Financial Partners LLC ,
132,942 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.50%) 6.14% 09/15/2031 130,010
Freeport LNG Investments LLLP ,
155,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 3.25%) 6.93% 02/11/2033 155,484
Gainwell Acquisition Corp. ,
292,154 Senior Secured First
Lien Term Loan
(CME Term SOFR
3 Month + 4.00%,
0.75% Floor) 7.80% 10/01/2027 288,259
Garda World Security Corp. ,
103,947 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.75%) 6.42% 02/01/2029 103,947
GBT U.S. III LLC ,
69,597 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.00%) 5.67% 07/25/2031 69,638
Genmab A/S ,
88,375 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.00%) 5.73% 12/13/2032 88,414
GIP Pilot Acquisition Partners LP ,
15,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.00%) 5.64% 05/19/2033 15,019
Golden State Foods LLC ,
14,887 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 3.50%) 7.23% 12/04/2031 14,930
Grant Thornton Advisors LLC ,
138,348 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.75%) 6.39% 06/02/2031 131,993
Great Outdoors Group LLC ,
39,735 Senior Secured First
Lien Term Loan
(CME Term SOFR
1 Month + 3.25%,
0.75% Floor) 6.89% 01/23/2032 39,909
Green Infrastructure Partners, Inc. ,
230,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.75%) 6.48% 09/24/2032 230,288
Hologic, Inc. ,
235,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.25%) 5.99% 04/07/2033 230,252
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
INEOS U.S. Finance LLC ,
19,486 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.25%) 6.89% 02/18/2030 17,995
ION Platform Finance U.S., Inc. ,
149,625 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 3.75%) 7.45% 10/07/2032 108,291
Kaman Corp. ,
68,877 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.00%) 5.67% 02/26/2032 68,847
LBM Acquisition LLC ,
30,462 Senior Secured First
Lien Term Loan
(CME Term SOFR
1 Month + 3.75%,
0.75% Floor) 7.50% 06/06/2031 25,632
LC Ahab U.S. Bidco LLC ,
68,845 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.50%) 6.14% 05/01/2031 68,902
LifePoint Health, Inc. ,
136,768 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 3.75%) 7.42% 05/19/2031 134,910
Live Nation Entertainment, Inc. ,
83,941 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.00%) 5.64% 10/21/2032 84,085
Madison IAQ LLC ,
66,503 Senior Secured First
Lien Term Loan
(CME Term SOFR 6
Month + 1.75%) 5.47% 05/06/2032 66,427
McKesson Medical-Surgical Top Holdings, Inc. ,
75,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.25%) 5.98% 06/09/2032 75,109
Meade Pipeline Co. LLC ,
90,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.00%) 5.68% 09/22/2032 90,225
Medline Borrower LP ,
30,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 1.50%) 5.14% 05/30/2033 29,845
MH Sub I LLC ,
147,357 Senior Secured First
Lien Term Loan
(CME Term SOFR
1 Month + 4.25%,
0.50% Floor) 7.89% 12/31/2031 128,090

DoubleLine ETF Trust
Schedule of Investments DoubleLine Multi-Sector Income ETF
(Cont.)
(Unaudited)
June 30, 2026
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Michaels Cos., Inc. (The) ,
90,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 5.00%) 8.73% 03/15/2033 89,741
Mitchell International, Inc. ,
125,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.00%) 6.64% 06/17/2031 119,353
MIWD Holdco II LLC ,
102,915 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.75%) 6.39% 03/28/2031 101,792
Motion Finco Sarl ,
84,489 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 3.50%) 7.23% 11/13/2029 72,273
Neptune Bidco U.S., Inc. ,
30,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 5.00%) 8.77% 02/03/2033 29,798
Nexstar Media, Inc. ,
109,175 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.50%) 6.14% 06/28/2032 108,220
116,785 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.75%) 6.39% 03/18/2033 115,773
NGL Energy Operating LLC ,
25,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.50%) 7.13% 03/11/2033 25,130
Nouryon Finance BV ,
30,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 12
Month + 3.75%) 7.59% 07/03/2031 30,044
OAK-Eagle Acquireco, Inc. ,
190,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 12
Month + 3.50%) 6.97% 03/23/2033 190,682
OneDigital Borrower LLC ,
74,619 Senior Secured First
Lien Term Loan
(CME Term SOFR
1 Month + 3.00%,
0.50% Floor) 6.64% 07/02/2031 72,493
Ontario Gaming GTA LP ,
64,239 Senior Secured First
Lien Term Loan
(CME Term SOFR
3 Month + 4.25%,
0.50% Floor) 7.95% 08/01/2030 61,336
OPENLANE, Inc. ,
104,475 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.50%) 6.15% 10/08/2032 104,997
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Ovg Business Services LLC ,
203,447 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.00%) 6.64% 06/25/2031 203,957
Pacific Dental Services, Inc. ,
49,624 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.25%) 5.89% 03/17/2031 49,692
Pathfinder Power LLC ,
65,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 12
Month + 2.00%) 5.71% 06/22/2033 64,939
PetSmart LLC ,
84,800 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 4.00%) 7.65% 08/18/2032 84,818
Pinnacle Buyer LLC ,
33,465 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.50%) 6.18% 10/01/2032 33,569
Pioneer OpCo LLC ,
20,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.25%) 6.88% 05/16/2033 20,102
PointClickCare Technologies, Inc. ,
75,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.75%) 6.41% 11/03/2031 74,806
Pregis TopCo LLC ,
75,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.75%) 7.39% 02/01/2029 75,301
Prestige Brands, Inc. ,
18,333 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.00%) 5.62% 06/13/2033 18,373
Primo Brands Corp. ,
75,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.75%) 6.48% 03/31/2031 75,429
Project Aurora U.S. Finco, Inc. ,
54,863 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.75%) 6.48% 12/06/2032 55,182
Proofpoint, Inc. ,
25,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 3.00%) 6.73% 08/31/2028 24,182
Pye-Barker Fire & Safety LLC ,
816 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.50%) 6.16% 12/16/2032 818

|
June 30, 2026

PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
34,800 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.50%) 6.23% 12/16/2032 34,892
QXO Building Products, Inc. ,
70,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 12
Month + 2.00%) 5.84% 06/03/2033 69,932
Radiology Partners, Inc. ,
69,325 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 4.50%) 8.23% 06/30/2032 69,397
RealPage, Inc. ,
178,594 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 3.00%) 6.99% 04/24/2028 167,376
19,800 Senior Secured First
Lien Term Loan
(CME Term SOFR
3 Month + 3.75%,
0.50% Floor) 7.48% 04/24/2028 18,669
Savor Acquisition, Inc. ,
55,297 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 3.00%) 6.66% 02/19/2032 55,663
Sedgwick Claims Management Services, Inc. ,
202,440 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.50%) 6.14% 07/31/2031 200,239
Select Medical Corp. ,
65,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 12
Month + 3.00%) 6.47% 12/03/2031 65,325
Shift4 Payments LLC ,
40,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.00%) 5.64% 07/30/2032 39,500
Signia Aerospace LLC ,
77,308 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.50%) 6.20% 12/11/2031 77,453
Skyshield U.S. Bidco Ltd. ,
25,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 12
Month + 2.50%) 6.21% 06/02/2033 25,023
Southern Veterinary Partners LLC ,
264,334 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.50%) 6.16% 12/04/2031 264,396
Staples, Inc. ,
29,648 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 5.75%) 9.41% 09/04/2029 27,619
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Starwood Property Mortgage LLC ,
15,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.00%) 5.62% 09/24/2032 14,994
StubHub Holdco Sub LLC ,
10,425 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 4.75%) 8.39% 03/15/2030 10,507
Sunrise Financing Partnership ,
200,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 6
Month + 2.47%) 6.10% 02/16/2032 197,768
Sword Purchaser LLC ,
60,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 4.00%) 7.65% 04/11/2033 58,627
Talen Energy Supply LLC ,
104,475 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.00%) 5.64% 11/25/2032 103,904
TAMKO Building Products LLC ,
35,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 12
Month + 3.00%) 6.84% 09/20/2030 35,044
Team Health Holdings, Inc. ,
39,364 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 4.00%) 7.66% 06/30/2028 39,467
Tecta America Corp. ,
59,550 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.50%) 6.14% 02/18/2032 59,672
Tiger Acquisition LLC ,
138,167 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.50%) 6.15% 08/23/2032 138,704
TKO Worldwide Holdings LLC ,
64,637 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 1.75%) 5.41% 11/21/2031 64,507
TransDigm, Inc. ,
75,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.50%) 6.12% 02/14/2033 75,084
Traverse Midstream Partners LLC ,
45,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 12
Month + 2.25%) 6.06% 04/20/2033 45,028
Trident TPI Holdings, Inc. ,
29,698 Senior Secured First
Lien Term Loan
(CME Term SOFR
3 Month + 3.75%,
0.50% Floor) 7.45% 09/15/2028 28,560

DoubleLine ETF Trust
Schedule of Investments DoubleLine Multi-Sector Income ETF
(Cont.)
(Unaudited)
June 30, 2026
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
UKG, Inc. ,
129,348 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.25%) 5.91% 02/10/2031 122,117
Univision Communications, Inc. ,
168,709 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.50%) 7.26% 01/23/2029 167,813
Venture Global Calcasieu Pass LLC ,
95,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 6
Month + 3.25%) 6.95% 04/11/2033 95,390
Verde Purchaser LLC ,
29,398 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 4.00%) 7.73% 11/30/2030 27,859
Vestis Corp. ,
79,579 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 2.25%) 5.92% 02/24/2031 78,644
Victory Capital Holdings, Inc. ,
29,850 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 1.75%) 5.45% 09/23/2032 29,769
Victra Holdings LLC ,
262,542 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 3.75%) 7.45% 03/30/2029 260,245
Virgin Media Bristol LLC ,
75,000 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.25%) 6.99% 01/31/2029 72,051
Voyager Parent LLC ,
144,301 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 4.25%) 7.98% 07/01/2032 144,569
Wand NewCo 3, Inc. ,
165,004 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.50%) 6.14% 01/30/2031 165,004
Whatabrands LLC ,
289,266 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 2.50%) 6.14% 08/03/2028 289,220
White Cap Supply Holdings LLC ,
34,101 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.25%) 6.89% 10/19/2029 34,089
WhiteWater Matterhorn Holdings LLC ,
59,938 Senior Secured First
Lien Term Loan
(CME Term SOFR 3
Month + 1.75%) 5.50% 06/16/2032 59,600
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Zayo Group Holdings, Inc. ,
201,362 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.00% +
0.50% PIK) 6.74% 03/11/2030 201,471
Zelis Payments Buyer, Inc. ,
73,809 Senior Secured First
Lien Term Loan
(CME Term SOFR 1
Month + 3.25%) 6.89% 11/26/2031 72,172
Total Bank Loans
(Cost $13,809,866) 13,690,707
COLLATERALIZED LOAN OBLIGATIONS 5.7%
ACREC LLC ,
130,000 Series 2026-FL4-C
(CME Term SOFR 1
Month + 2.00%) 5.64%
(c)
01/18/2043 129,930
Arbor Realty Commercial Real Estate Notes Ltd. ,
200,000 Series 2022-FL1-C
(SOFR 30 Day
Average + 2.30%) 5.89%
(c)
01/15/2037 200,499
AREIT LLC ,
110,000 Series 2025-CRE11-C
(CME Term SOFR 1
Month + 2.25%) 5.89%
(c)
07/25/2043 110,139
Bain Capital Credit CLO Ltd. ,
1,000,000 Series 2018-2A-DR
(CME Term SOFR
3 Month + 2.95%,
2.95% Floor) 6.63%
(c)
07/19/2031 1,001,306
BDS LLC ,
140,000 Series 2025-FL16-C
(CME Term SOFR 1
Month + 2.10%) 5.74%
(c)
06/19/2043 139,822
BRSP Ltd. ,
140,000 Series 2026-FL3-D
(CME Term SOFR 1
Month + 2.85%) 6.49%
(c)
08/19/2043 140,515
BSPRT Issuer LLC ,
100,000 Series 2024-FL11-C
(CME Term SOFR 1
Month + 2.64%) 6.27%
(c)
07/15/2039 99,847
140,000 Series 2026-FL13-A
(CME Term SOFR 1
Month + 1.50%) 5.14%
(c)
10/18/2043 140,331
BSPRT Issuer Ltd. ,
45,492 Series 2023-FL10-A
(CME Term SOFR
1 Month + 2.26%,
2.26% Floor) 5.88%
(c)
09/15/2035 45,566
Carlyle US CLO Ltd. ,
500,000 Series 2020-2A-CR2
(CME Term SOFR 3
Month + 2.90%) 6.57%
(c)
01/25/2035 492,255
FS Rialto Issuer LLC ,
110,000 Series 2026-FL11-C
(CME Term SOFR 1
Month + 2.05%) 5.69%
(c)
01/19/2044 110,341
GS REFT Issuer Ltd. ,
150,000 Series 2026-FL1-A
(CME Term SOFR 1
Month + 1.50%) 5.14%
(c)
10/19/2043 150,580

|
June 30, 2026

PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
110,000 Series 2026-FL1-C
(CME Term SOFR 1
Month + 2.15%) 5.79%
(c)
10/19/2043 110,583
Harvest US CLO Ltd. ,
500,000 Series 2023-1A-DR
(CME Term SOFR 3
Month + 2.85%) 6.52%
(c)
01/15/2037 496,906
INCREF LLC ,
190,000 Series 2025-FL1-D
(CME Term SOFR 1
Month + 4.19%) 7.83%
(c)
10/19/2042 194,391
110,000 Series 2026-FL2-B
(CME Term SOFR 1
Month + 1.95%) 5.62%
(c)
12/19/2043 110,165
130,000 Series 2026-FL3-D
(CME Term SOFR 1
Month + 2.60%) 6.25%
(c)
01/19/2044 130,383
KREF Ltd. ,
90,157 Series 2021-FL2-AS
(CME Term SOFR
1 Month + 1.41%,
1.30% Floor) 5.05%
(c)
02/15/2039 90,366
130,000 Series 2022-FL3-C
(CME Term SOFR 1
Month + 2.30%) 5.94%
(c)
02/17/2039 130,433
LoanCore Issuer Ltd. ,
150,000 Series 2021-CRE6-C
(CME Term SOFR 1
Month + 2.41%) 6.04%
(c)
11/15/2038 150,531
100,000 Series 2021-CRE6-D
(CME Term SOFR 1
Month + 2.96%) 6.59%
(c)
11/15/2038 100,389
MF1 LLC ,
170,000 Series 2026-FL21-C
(CME Term SOFR 1
Month + 1.95%) 5.59%
(c)
02/18/2041 170,424
150,000 Series 2026-FL22-C
(CME Term SOFR 1
Month + 2.00%) 5.64%
(c)
11/18/2043 150,478
MF1 Ltd. ,
100,000 Series 2021-FL7-D
(CME Term SOFR 1
Month + 2.66%) 6.30%
(c)
10/16/2036 100,178
130,000 Series 2022-FL8-B
(CME Term SOFR 1
Month + 1.95%) 5.59%
(c)
02/19/2037 130,073
MF1 Multifamily Housing Mortgage Loan Trust ,
150,000 Series 2021-FL7-E
(CME Term SOFR
1 Month + 2.91%,
2.80% Floor) 6.55%
(c)
10/16/2036 148,998
PFP Ltd. ,
150,000 Series 2025-12-C
(CME Term SOFR 1
Month + 2.54%) 6.18%
(c)
12/18/2042 150,832
90,000 Series 2026-13-C
(CME Term SOFR 1
Month + 2.00%) 5.64%
(c)
08/18/2043 90,224
180,000 Series 2026-14-C
(CME Term SOFR 1
Month + 1.95%) 5.60%
(c)
12/18/2043 180,449
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
STWD Ltd. ,
140,000 Series 2021-FL2-D
(CME Term SOFR 1
Month + 2.91%) 6.55%
(c)
04/18/2038 140,392
Total Collateralized Loan Obligations
(Cost $5,532,393) 5,537,326
FOREIGN CORPORATE BONDS 3.8%
BERMUDA 0.1%
108,000 Triton Container
International Ltd. 5.15% 02/15/2033 106,141
BRAZIL 0.1%
95,000 Suzano Netherlands
BV 5.50% 01/15/2036 92,420
CANADA 1.3%
32,000 Bank of Nova Scotia
(The) (SOFR +
1.05%) 4.81% 02/02/2034 31,518
94,000 Bell Canada (US
Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 2.36%) 7.00% 09/15/2055 97,165
40,000 Canadian Imperial
Bank of Commerce
(SOFR + 0.67%) 4.72% 06/16/2029 40,058
83,000 Element Fleet
Management Corp. 5.04%
(c)
03/25/2030 83,488
90,000 Garda World Security
Corp. 6.50%
(c)
01/15/2031 91,313
450,000 Garda World Security
Corp. 8.25%
(c)
08/01/2032 460,906
260,000 Ontario Gaming
GTA LP 8.00%
(c)
08/01/2030 257,805
89,000 TELUS Corp. (US
Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 2.71%) 7.00% 10/15/2055 92,261
58,000 TransCanada
PipeLines Ltd. (US
Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 2.12%) 6.38% 10/17/2056 58,700
97,000 WSP Global, Inc. 5.04%
(c)
09/18/2031 96,361
1,309,575
CAYMAN ISLANDS 0.6%
539,000 Global Aircraft
Leasing Co. Ltd. 8.75%
(c)
09/01/2027 548,485
FRANCE 0.6%
354,384 Altice France SA 6.88%
(c)
07/15/2032 344,052
200,000 Societe Generale SA
(SOFR + 1.73%) 5.44%
(c)
10/03/2036 197,219
541,271
HONG KONG 0.3%
290,000 Seaspan Corp. Pte.
Ltd. 5.50%
(c)
08/01/2029 284,743

DoubleLine ETF Trust
Schedule of Investments DoubleLine Multi-Sector Income ETF
(Cont.)
(Unaudited)
June 30, 2026
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
IRELAND 0.2%
150,000 AerCap Ireland
Capital DAC (US
Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 2.72%) 6.95% 03/10/2055 155,325
64,000 Avolon Holdings
Funding Ltd. 4.90%
(c)
10/10/2030 63,468
218,793
ISRAEL 0.2%
162,000 Teva Pharmaceutical
Finance Co. LLC 6.15% 02/01/2036 170,975
UNITED KINGDOM 0.4%
200,000 180 Medical, Inc. 5.30%
(c)
10/08/2035 196,542
62,000 BAT Capital Corp. 5.63% 08/15/2035 63,918
200,000 Merlin
Entertainments
Group US Holdings,
Inc. 7.38%
(c)
02/15/2031 168,905
429,365
Total Foreign Corporate Bonds
(Cost $3,692,638) 3,701,768
NON-AGENCY COMMERCIAL MORTGAGE-BACKED OBLIGATIONS 9.2%
1211 Avenue of the Americas Trust ,
100,000 Series
2015-1211-A1A2 3.90%
(c)
08/10/2035 97,081
1345T ,
100,000 Series 2025-AOA-D
(CME Term SOFR 1
Month + 3.00%) 6.63%
(c)
06/15/2042 100,313
ALA Trust ,
150,000 Series 2025-OANA-A
(CME Term SOFR 1
Month + 1.74%) 5.37%
(c)
06/15/2040 150,872
Arbor Multifamily Mortgage Securities Trust ,
3,703,631 Series 2020-MF1-XA 1.04%
(c)(d)(e)
05/15/2053 104,274
130,000 Series 2021-MF3-A2 2.21%
(c)
10/15/2054 129,126
ARDN Mortgage Trust ,
100,000 Series 2025-ARCP-A
(CME Term SOFR 1
Month + 1.75%) 5.38%
(c)
06/15/2035 100,184
BANK ,
4,071,114 Series 2021-BN32-XA 0.81%
(d)(e)
04/15/2054 107,916
BANK5 ,
1,078,082 Series 2025-5YR16-XA 1.28%
(d)(e)
08/15/2063 42,042
1,997,487 Series 2025-5YR17-XA 1.40%
(d)(e)
11/15/2058 87,144
1,801,908 Series 2026-5YR20-XA 1.52%
(d)(e)
02/15/2059 93,927
3,160,486 Series 2026-5YR21-XA 0.99%
(d)(e)
04/15/2059 105,542
2,387,000 Series 2026-5YR22-XD 1.68%
(c)(d)(e)
06/15/2059 183,952
2,774,000 Series 2026-5YR23-XA 1.30%
(d)(e)
07/15/2031 133,790
BBCMS Mortgage Trust ,
100,000 Series 2023-C19-B 6.56%
(d)
04/15/2056 98,006
171,000 Series 2024-5C29-D 4.00%
(c)
09/15/2057 150,625
170,000 Series 2024-5C31-D 4.25%
(c)
12/15/2057 149,854
122,000 Series 2025-5C38-B 5.72%
(d)
11/15/2058 122,783
103,000 Series 2026-5C40-D 4.25%
(c)
02/15/2059 87,213
Benchmark Mortgage Trust ,
3,967,573 Series 2024-V12-XA 1.07%
(d)(e)
12/15/2057 106,061
100,000 Series 2024-V6-D 4.00% 03/15/2057 90,104
3,564,420 Series 2025-V15-XA 1.35%
(d)(e)
06/15/2058 137,514
100,000 Series 2025-V16-C 5.95%
(d)
08/15/2058 99,955
3,149,287 Series 2025-V16-XA 1.17%
(d)(e)
08/15/2058 106,977
250,000 Series 2025-V18-C 6.14% 10/15/2058 248,172
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
3,474,351 Series 2025-V18-XA 1.47%
(c)(d)(e)
10/15/2058 164,791
128,000 Series 2025-V19-C 5.75%
(d)
01/15/2058 126,623
1,143,000 Series 2026-V21-XD 2.25%
(c)(d)(e)
03/15/2059 102,173
2,643,817 Series 2026-V22-XA 1.22%
(c)(d)(e)
05/15/2059 115,254
BMO Mortgage Trust ,
150,000 Series 2024-5C3-D 4.00%
(c)
02/15/2057 136,645
150,000 Series 2024-5C5-D 4.50%
(c)
02/15/2057 133,874
150,000 Series 2025-5C10-C 6.49%
(d)
05/15/2058 152,121
136,000 Series 2025-5C13-C 5.88%
(d)
12/15/2058 133,287
2,646,548 Series 2025-5C13-XA 1.41%
(d)(e)
12/15/2058 121,057
BMP Trust ,
100,000 Series 2024-MF23-D
(CME Term SOFR
1 Month + 2.39%,
2.39% Floor) 6.02%
(c)
06/15/2041 100,468
Bridge Commercial Mortgage Trust ,
100,000 Series 2026-MF-C
(CME Term SOFR 1
Month + 1.85%) 5.45%
(c)
06/15/2039 100,556
BX Commercial Mortgage Trust ,
97,464 Series 2024-GPA2-D
(CME Term SOFR
1 Month + 2.59%,
2.59% Floor) 6.22%
(c)
11/15/2041 97,292
70,000 Series 2024-MDHS-D
(CME Term SOFR
1 Month + 2.69%,
2.69% Floor) 6.32%
(c)
05/15/2041 70,242
88,545 Series 2024-MF-D
(CME Term SOFR
1 Month + 2.69%,
2.69% Floor) 6.32%
(c)
02/15/2039 88,976
110,000 Series 2026-ALOHA-D
(CME Term SOFR 1
Month + 2.15%) 5.78%
(c)
04/15/2043 110,377
100,000 Series 2026-CSMO-D
(CME Term SOFR 1
Month + 2.45%) 6.08%
(c)
02/15/2043 101,281
90,419 Series 2026-XL6-D
(CME Term SOFR 1
Month + 2.10%) 5.73%
(c)
03/15/2043 91,164
BX Trust ,
70,000 Series 2021-LGCY-D
(CME Term SOFR 1
Month + 1.42%) 5.04%
(c)
10/15/2036 69,986
100,000 Series 2022-LBA6-C
(CME Term SOFR 1
Month + 1.60%) 5.23%
(c)
01/15/2039 100,064
70,000 Series 2024-CNYN-D
(CME Term SOFR
1 Month + 2.69%,
2.69% Floor) 6.32%
(c)
04/15/2041 70,239
100,000 Series 2025-ARIA-C 5.70%
(c)(d)
12/13/2042 99,862
96,395 Series 2025-ROIC-D
(CME Term SOFR 1
Month + 1.99%) 5.62%
(c)
03/15/2030 96,562
100,000 Series 2026-CART-D
(CME Term SOFR 1
Month + 1.90%) 5.53%
(c)
02/15/2036 100,070
109,227 Series 2026-CIP-C
(CME Term SOFR 1
Month + 1.65%) 5.28%
(c)
05/15/2038 109,751
100,000 Series 2026-OPTM-D
(CME Term SOFR 1
Month + 2.00%) 5.63%
(c)
03/15/2039 99,407

|
June 30, 2026

PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
BXP Trust ,
100,000 Series 2017-GM-C 3.54%
(c)(d)
06/13/2039 98,028
CSMC Trust ,
100,000 Series 2021-BHAR-B
(CME Term SOFR 1
Month + 1.61%) 5.24%
(c)
11/15/2038 99,115
DBC Mortgage Trust ,
100,000 Series 2025-DBC-D
(CME Term SOFR 1
Month + 2.60%) 6.23%
(c)
11/15/2042 100,701
ELP Commercial Mortgage Trust ,
100,000 Series 2025-ELP-E 6.67%
(c)(d)
11/13/2042 100,585
Great Wolf Trust ,
100,000 Series 2024-WOLF-D
(CME Term SOFR
1 Month + 2.89%,
2.89% Floor) 6.52%
(c)
03/15/2039 100,840
Hilton USA Trust ,
100,000 Series 2016-HHV-C 4.33%
(c)(d)
11/05/2038 99,743
100,000 Series 2016-SFP-A 2.83%
(c)
11/05/2035 83,373
INV Mortgage Trust ,
150,000 Series 2024-IND-A
(CME Term SOFR 1
Month + 1.74%) 5.37%
(c)
11/15/2041 148,916
JPMDB Commercial Mortgage Securities Trust ,
140,000 Series 2017-C7-B 3.99% 10/15/2050 132,984
LBTY Commercial Mortgage Trust ,
100,000 Series 2026-225L-D 5.90%
(c)(d)
02/10/2043 98,621
MHP Commercial Mortgage Trust ,
100,000 Series 2021-STOR-D
(CME Term SOFR
1 Month + 1.46%,
1.35% Floor) 5.09%
(c)
07/15/2038 99,976
100,000 Series 2021-STOR-E
(CME Term SOFR 1
Month + 1.86%) 5.49%
(c)
07/15/2038 99,985
Morgan Stanley Bank of America Merrill Lynch Trust ,
90,889 Series 2013-C11-AS 4.21%
(d)
08/15/2046 88,017
104,000 Series 2025-5C1-C 6.86%
(d)
03/15/2058 106,268
100,000 Series 2025-5C2-C 5.74%
(d)
11/15/2058 97,829
Morgan Stanley Capital I Trust ,
150,000 Series 2018-H3-C 5.03%
(d)
07/15/2051 144,659
Natixis Commercial Mortgage Securities Trust ,
100,000 Series 2019-10K-E 4.27%
(c)(d)
05/15/2039 92,956
NYC Commercial Mortgage Trust ,
100,000 Series 2025-300P-E 7.39%
(c)(d)
07/13/2042 101,095
PLYM Commercial Mortgage Trust ,
100,000 Series 2026-IND-D
(CME Term SOFR 1
Month + 2.15%) 5.78%
(c)
03/15/2043 100,249
RFR Trust ,
100,000 Series 2025-SGRM-E 7.51%
(c)(d)
03/11/2041 101,044
SFO Commercial Mortgage Trust ,
50,000 Series 2021-555-B
(CME Term SOFR 1
Month + 1.86%) 5.49%
(c)
05/15/2038 50,005
SLG Commercial Mortgage Trust ,
100,000 Series 2026-PAT-E 6.92%
(c)(d)
02/15/2039 99,398
SMRT ,
115,000 Series 2022-MINI-D
(CME Term SOFR 1
Month + 1.95%) 5.58%
(c)
01/15/2039 114,889
UBS Commercial Mortgage Trust ,
150,000 Series 2018-C13-B 4.79%
(d)
10/15/2051 142,076
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Wells Fargo Commercial Mortgage Trust ,
200,000 Series 2025-5C4-D 4.50%
(c)
05/15/2058 177,508
2,066,077 Series 2025-5C4-XA 1.34%
(d)(e)
05/15/2058 78,083
123,000 Series 2025-5C7-C 5.80%
(d)
12/15/2058 119,792
150,000 Series 2025-5C7-D 4.25%
(c)
12/15/2058 124,721
100,000 Series 2025-AGLN-B
(CME Term SOFR 1
Month + 1.94%) 5.57%
(c)
07/15/2037 100,234
100,000 Series 2025-VTT-C 6.03%
(c)(d)
03/15/2038 100,127
104,000 Series 2026-5C8-D 4.50%
(c)
03/15/2059 88,355
2,640,942 Series 2026-5C8-XA 1.58%
(d)(e)
03/15/2059 145,004
Total Non-Agency Commercial Mortgage-Backed
Obligations
(Cost $8,970,634) 8,960,725
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS 19.4%
ACRA ,
1,000,000 Series
2026-NQM1-M1 5.96%
(c)(d)
06/25/2066 1,001,952
Aspire Mortgage Trust ,
500,000 Series 2026-1-M1 5.40%
(c)(d)
01/25/2066 499,545
BRAVO Residential Funding Trust ,
650,000 Series 2026-NQM1-B1 6.45%
(c)(d)
12/25/2065 647,201
500,000 Series
2026-NQM2-M1 5.45%
(c)(d)
11/25/2065 490,004
COLT Mortgage Loan Trust ,
500,000 Series 2026-2-M1 5.42%
(c)(d)
03/25/2071 501,038
EFMT ,
750,000 Series 2025-INV2-B2 7.49%
(c)(d)
05/26/2070 743,084
FHLMC STACR REMICS Trust ,
300,000 Series 2024-HQA1-M2
(SOFR 30 Day
Average + 2.00%) 5.63%
(c)
03/25/2044 302,974
J.P. Morgan Mortgage Trust ,
500,000 Series 2024-VIS2-B2 7.69%
(c)(d)
11/25/2064 502,305
600,000 Series
2025-NQM5-M1A 5.67%
(c)(d)
05/25/2066 591,748
MFA Trust ,
750,000 Series
2025-NQM5-M1 5.89%
(c)(d)
11/25/2070 750,485
Morgan Stanley Residential Mortgage Loan Trust ,
740,000 Series 2025-NQM5-B1 7.01%
(c)(d)
07/25/2070 738,943
New Residential Mortgage Loan Trust ,
750,000 Series 2026-NQM1-B1 6.59%
(c)(d)
11/25/2065 744,118
600,000 Series 2026-NQM6-B1 6.49%
(c)(d)
05/25/2066 595,560
600,000 Series
2026-NQM6-M1 5.78%
(c)(d)
05/25/2066 597,488
900,000 Series 2026-NQM7-B1 6.50%
(c)(d)
06/25/2066 890,906
OBX Trust ,
600,000 Series
2024-NQM17-M1 6.65%
(c)(d)
11/25/2064 603,316
625,000 Series
2024-NQM18-M1 6.17%
(c)(d)
10/25/2064 627,619
600,000 Series
2025-NQM23-M1 5.67%
(c)(d)
10/25/2065 590,383
PRKCM Trust ,
850,000 Series 2026-AFC3-M1 6.13%
(c)(d)
05/01/2061 846,804
PRPM Trust ,
750,000 Series 2025-NQM3-B1 6.86%
(c)(d)
05/25/2070 749,323
600,000 Series 2025-NQM6-B1 6.96%
(c)(d)
12/25/2070 595,028
Verus Securitization Trust ,
625,000 Series 2024-9-B1 6.85%
(c)(d)
11/25/2069 629,721
500,000 Series 2025-1-B1 7.01%
(c)(d)
01/25/2070 503,324
700,000 Series 2025-11-B1 6.41%
(c)(d)
11/25/2070 695,095
625,000 Series 2025-2-B1 6.97%
(c)
03/25/2070 628,027

DoubleLine ETF Trust
Schedule of Investments DoubleLine Multi-Sector Income ETF
(Cont.)
(Unaudited)
June 30, 2026
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
750,000 Series 2025-5-B1 7.06%
(c)(d)
06/25/2070 755,348
750,000 Series 2025-6-B1 6.87%
(c)(d)
07/25/2070 752,946
750,000 Series 2025-9-B2 7.37%
(c)(d)
10/27/2070 752,779
600,000 Series 2026-1-B1 6.47%
(c)(d)
01/25/2071 595,922
Total Non-Agency Residential Collateralized
Mortgage Obligations
(Cost $18,952,315) 18,922,986
U.S. CORPORATE BONDS 41.3%
250,000 1261229 BC Ltd. 10.00%
(c)
04/15/2032 253,377
120,000 Academy Ltd. 5.88%
(c)
05/15/2031 120,078
295,000 Acrisure LLC 6.75%
(c)
07/01/2032 265,412
220,000 Acushnet Co. 5.63%
(c)
12/01/2033 219,385
315,000 ADI Escrow Issuer LLC 7.13%
(c)
07/15/2034 321,550
210,000 Advanced Drainage
Systems, Inc. 5.38%
(c)
03/01/2034 205,702
80,000 Allegiant Travel Co. 7.13%
(c)
07/01/2031 81,077
116,000 Alliant Energy Corp.
(US Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 2.08%) 5.75% 04/01/2056 114,752
170,000 Alliant Holdings
Intermediate LLC 6.50%
(c)
10/01/2031 169,746
174,000 Allied Universal
Holdco LLC 7.88%
(c)
02/15/2031 181,990
100,000 American Axle &
Manufacturing,
Inc. 6.38%
(c)
10/15/2032 99,707
90,000 American Axle &
Manufacturing,
Inc. 7.75%
(c)
10/15/2033 88,969
84,000 American Express Co.
(US Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 1.15%) 5.41% 02/08/2041 83,906
65,000 Antero Midstream
Partners LP 5.75%
(c)
07/01/2034 64,226
85,000 Anywhere Real Estate
Group LLC 5.25%
(c)
04/15/2030 82,087
65,000 Anywhere Real Estate
Group LLC 9.75%
(c)
04/15/2030 70,144
90,000 APLD ComputeCo LLC 9.25%
(c)
12/15/2030 97,142
45,000 Asurion LLC 8.00%
(c)
12/31/2032 45,377
50,000 Asurion LLC 8.38%
(c)
02/01/2034 46,320
186,000 AthenaHealth Group,
Inc. 6.50%
(c)
02/15/2030 178,458
155,000 Azorra Finance Ltd. 7.25%
(c)
01/15/2031 159,388
122,000 Bank of America
Corp. (US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
2.68%) 6.63%
(f)
05/01/2030 125,839
192,000 Bank of New York
Mellon Corp. (The)
(US Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 2.03%) 5.63%
(f)
03/20/2031 191,734
224,000 Bausch + Lomb Corp. 8.38%
(c)
10/01/2028 230,440
145,000 Beach Acquisition
Bidco LLC + 10.75%
PIK) 10.00%
(c)
07/15/2033 157,487
56,000 Block Financial LLC 5.38% 09/15/2032 54,898
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
95,000 Brown & Brown, Inc. 5.25% 06/23/2032 95,136
420,000 Builders FirstSource,
Inc. 6.38%
(c)
03/01/2034 425,105
170,000 Builders FirstSource,
Inc. 6.75%
(c)
05/15/2035 173,540
50,000 CACI International,
Inc. 6.38%
(c)
06/15/2033 50,741
41,000 Carnival Corp. Ltd. 5.13%
(c)
05/01/2029 40,956
250,000 Carnival Corp. Ltd. 5.88%
(c)
06/15/2031 254,633
220,000 Carnival Corp. Ltd. 5.75%
(c)
08/01/2032 222,424
35,000 Carnival Corp. Ltd. 6.13%
(c)
02/15/2033 35,441
270,000 Caturus Energy LLC 7.13%
(c)
05/15/2031 267,470
33,000 CCO Holdings LLC 5.13%
(c)
05/01/2027 32,950
345,000 CCO Holdings LLC 4.75%
(c)
03/01/2030 327,291
171,000 CCO Holdings LLC 4.75%
(c)
02/01/2032 152,643
90,000 CCO Holdings LLC 7.38%
(c)
02/01/2036 88,370
110,000 Celanese US Holdings
LLC 6.50% 04/15/2030 112,180
60,000 Celanese US Holdings
LLC 6.75% 04/15/2033 61,154
130,000 Centene Corp. 4.63% 12/15/2029 126,176
90,000 Chemours Co. (The) 7.88%
(c)
03/15/2034 90,519
43,000 Cheniere Energy, Inc. 5.65% 04/15/2034 44,146
180,000 Chord Energy Corp. 6.00%
(c)
10/01/2030 180,856
115,000 Chord Energy Corp. 6.75%
(c)
03/15/2033 116,763
32,000 Chpe LLC 5.10%
(c)
06/30/2033 31,925
190,000 CHS/Community
Health Systems,
Inc. 6.00%
(c)
01/15/2029 188,229
155,000 Cipher Compute LLC 7.13%
(c)
11/15/2030 161,320
126,000 Citigroup, Inc. (5-year
CMT T-Note +
2.89%) 6.88%
(f)
08/15/2030 129,109
190,000 Clarios Global LP 6.75%
(c)
02/15/2030 195,889
300,000 Clarios Global LP 6.75%
(c)
09/15/2032 306,578
65,000 Clear Channel
Outdoor Holdings,
Inc. 7.50%
(c)
06/01/2029 65,077
205,000 Clear Channel
Outdoor Holdings,
Inc. 7.13%
(c)
02/15/2031 212,387
50,000 Cloud Software
Group LLC 9.00%
(c)
09/30/2029 48,570
160,000 Cloud Software
Group LLC 6.63%
(c)
08/15/2033 138,846
180,000 Clydesdale
Acquisition
Holdings, Inc. 6.75%
(c)
04/15/2032 174,843
94,000 CMS Energy Corp.
(US Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 1.96%) 6.50% 06/01/2055 96,305
52,000 CNH Industrial
Capital LLC 4.38% 03/07/2031 50,908
75,000 CNX Midstream
Partners LP 4.75%
(c)
04/15/2030 71,534
140,000 CNX Resources Corp. 5.88%
(c)
03/01/2034 136,318
250,000 Columbus McKinnon
Corp. 7.13%
(c)
02/01/2033 250,732
115,000 CoreWeave, Inc. 9.25%
(c)
06/01/2030 115,832
179,000 CRC Insurance Group
LLC 7.13%
(c)
06/01/2031 178,536
35,000
Crescent Energy
Finance LLC 7.88%
(c)
04/15/2032 35,461

|
June 30, 2026

PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
32,000 CTR Partnership LP 3.88%
(c)
06/30/2028 31,203
55,000 CVS Health Corp.
(US Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 2.52%) 6.75% 12/10/2054 57,324
235,000 Dcli Bidco LLC 7.75%
(c)
11/15/2029 243,194
85,000 Dealer Tire Financial
LLC 10.38%
(c)
10/01/2031 84,745
265,000 Dealer Tire LLC 8.00%
(c)
02/01/2028 265,726
51,000 Dell International LLC 5.00% 02/15/2034 50,356
484,280 Dexko Global, Inc. 7.50%
(c)
04/15/2032 400,014
27,000 Directv Financing LLC 5.88%
(c)
08/15/2027 26,977
180,000 Directv Financing LLC 8.88%
(c)
02/01/2030 183,419
165,000 Directv Financing LLC 9.25%
(c)
06/01/2032 167,768
115,000 Discovery Global
Holdings, Inc. 4.05% 03/15/2029 113,926
45,000 Discovery Global
Holdings, Inc. 4.28% 03/15/2032 40,409
80,000 Discovery Global
Holdings, Inc. 5.05% 03/15/2042 58,705
225,000 DISH DBS Corp. 5.75%
(c)(g)
12/01/2028 218,148
165,000 DISH DBS Corp. 5.13%
(g)
06/01/2029 148,626
156,000 DTE Energy Co. (US
Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 1.81%) 6.20% 07/01/2058 157,367
85,000 Ellucian Holdings, Inc. 6.50%
(c)
12/01/2029 82,378
205,000 EMRLD Borrower LP 6.63%
(c)
12/15/2030 209,835
185,000 Energizer Holdings,
Inc. 6.00%
(c)
09/15/2033 178,230
127,000 Energy Transfer LP
(US Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 5.31%) 7.13%
(f)
05/15/2030 131,105
122,000 Entergy Corp. (US
Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 2.67%) 7.13% 12/01/2054 126,193
98,000 Essential Properties
LP 5.40% 12/01/2035 97,058
64,000 Extra Space Storage
LP 5.40% 06/15/2035 64,590
116,000 Fertitta
Entertainment LLC 6.75%
(c)
01/15/2030 113,842
125,000 Flash Compute LLC 7.25%
(c)
12/31/2030 128,684
40,000 Flex Ltd. 5.25% 01/15/2032 40,060
38,000 Ford Motor Co. 3.25% 02/12/2032 33,507
115,000 Freedom Mortgage
Holdings LLC 8.38%
(c)
04/01/2032 117,062
85,000 Full House Resorts,
Inc. 8.25%
(c)
02/15/2028 83,300
31,000 Gabx Leasing LLC 4.63%
(c)
04/15/2031 30,580
97,000 General Motors
Financial Co., Inc. 4.60% 01/08/2031 95,700
340,000 Genesee & Wyoming,
Inc. 6.25%
(c)
04/15/2032 345,298
170,000 Getty Images, Inc. 10.50%
(c)
11/15/2030 141,883
435,000 GFL Environmental
Holdings US, Inc. 5.50%
(c)
02/01/2034 426,012
150,000
Goat Holdco LLC 6.75%
(c)
02/01/2032 153,847
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
125,000 Goldman Sachs
Group, Inc. (The)
(US Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 2.46%) 6.85%
(f)
02/10/2030 128,582
75,000 Goodyear Tire &
Rubber Co. (The) 5.25% 07/15/2031 66,796
280,000 Graham Holdings Co. 5.63%
(c)
12/01/2033 278,343
75,000 Gray Media, Inc. 9.63%
(c)
07/15/2032 72,452
115,000 Gray Media, Inc. 7.25%
(c)
08/15/2033 113,338
295,000 Griffon Corp. 5.75% 03/01/2028 295,217
179,000 Gulfport Energy
Operating Corp. 6.75%
(c)
09/01/2029 182,788
250,000 Harvest Midstream
I LP 6.75%
(c)
05/15/2034 253,680
70,000 Herc Holdings, Inc. 7.00%
(c)
06/15/2030 72,538
35,000 Herc Holdings, Inc. 5.75%
(c)
03/15/2031 34,983
135,000 Herc Holdings, Inc. 6.00%
(c)
03/15/2034 134,242
260,000 Hightower Holding
LLC 6.75%
(c)
04/15/2029 260,251
130,000 Hilcorp Energy I LP 7.25%
(c)
02/15/2035 128,078
145,000 Hilton Domestic
Operating Co., Inc. 5.75%
(c)
09/15/2033 145,615
92,000 HUB International
Ltd. 7.25%
(c)
06/15/2030 94,462
30,000 Huntington
Bancshares, Inc.
(US Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 1.17%) 2.49% 08/15/2036 25,892
35,000 Icahn Enterprises LP 5.25% 05/15/2027 34,612
67,000 Illumina, Inc. 4.75% 12/12/2030 66,610
430,000 Installed Building
Products, Inc. 5.63%
(c)
02/01/2034 427,892
29,000 Jabil, Inc. 4.75% 02/01/2033 28,320
90,000 JBS NV 5.50% 01/15/2036 89,925
40,000 JetBlue Airways Corp. 9.88%
(c)
09/20/2031 36,283
98,000 Kennametal, Inc. 5.80% 05/28/2036 99,060
195,000 Kodiak Gas Services
LLC 6.50%
(c)
10/01/2033 197,775
135,000 Kodiak Gas Services
LLC 6.75%
(c)
10/01/2035 138,574
250,000 Lamar Media Corp. 5.38%
(c)
11/01/2033 245,205
63,000 Las Vegas Sands
Corp. 5.65% 05/18/2033 63,023
225,000 Level 3 Financing,
Inc. 6.88%
(c)
06/30/2033 231,312
95,000 Liberty Utilities Co. 5.10%
(c)
05/15/2031 94,798
500,000 Life Time, Inc. 6.00%
(c)
11/15/2031 508,006
110,000 LifePoint Health, Inc. 8.38%
(c)
02/15/2032 114,638
104,000 LifePoint Health, Inc. 10.00%
(c)
06/01/2032 103,955
60,000 LifePoint Health, Inc. 7.00%
(c)
05/01/2034 57,551
455,000 Light & Wonder
International, Inc. 6.25%
(c)
10/01/2033 452,730
100,000 Lindblad Expeditions
LLC 7.00%
(c)
09/15/2030 103,454
245,000 Madison IAQ LLC 5.88%
(c)
06/30/2029 245,275
41,000 Marriott
International, Inc. 4.50% 10/15/2031 40,474
62,000 MasTec, Inc. 5.90% 06/15/2029 63,812
100,000 Matador Resources
Co. 6.50%
(c)
04/15/2032 100,599

DoubleLine ETF Trust
Schedule of Investments DoubleLine Multi-Sector Income ETF
(Cont.)
(Unaudited)
June 30, 2026
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
85,000 Matador Resources
Co. 6.00%
(c)
04/15/2034 82,920
110,000 McGraw-Hill
Education, Inc. 7.38%
(c)
09/01/2031 111,879
153,000 Medline Borrower LP 5.25%
(c)
10/01/2029 152,142
225,000 Meridian Arc Holdco
LLC 6.25%
(c)
04/30/2031 225,651
310,000 Michaels Cos., Inc.
(The) 8.50%
(c)
03/15/2033 307,236
115,000 Miter Brands
Acquisition Holdco,
Inc. 6.75%
(c)
04/01/2032 114,082
93,000 Motorola Solutions,
Inc. 5.20% 08/15/2032 93,876
265,000 Nabors Industries,
Inc. 9.13%
(c)
01/31/2030 277,094
130,000 Nabors Industries,
Inc. 7.63%
(c)
11/15/2032 133,095
70,000 National Fuel Gas Co. 5.05% 10/15/2031 69,708
100,000 NCL Corp. Ltd. 5.88%
(c)
01/15/2031 97,127
75,000 NCL Corp. Ltd. 6.25%
(c)
09/15/2033 72,882
110,000 Neptune Bidco US,
Inc. 10.38%
(c)
05/15/2031 114,095
75,000 Newell Brands, Inc. 6.38% 05/15/2030 76,070
120,000 Nexstar Media, Inc. 6.50%
(c)
09/15/2033 120,072
45,000 Nexstar Media, Inc. 7.25%
(c)
04/15/2034 44,930
120,000 NextEra Energy
Capital Holdings,
Inc. (US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
2.46%) 6.75% 06/15/2054 125,026
30,000 NGL Energy
Operating LLC 8.13%
(c)
02/15/2029 31,069
127,000 NiSource, Inc. (US
Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 2.45%) 6.95% 11/30/2054 131,459
90,000 Nissan Motor
Acceptance Co. LLC 6.13%
(c)
09/30/2030 88,549
35,000 Novelis Corp. 6.88%
(c)
01/30/2030 35,906
115,000 NRG Energy, Inc. 4.96%
(c)
04/30/2031 113,767
100,000 NRG Energy, Inc. 6.00%
(c)
02/01/2033 100,573
65,000 NRG Energy, Inc. 6.13%
(c)
05/15/2036 65,058
200,000 OAK-Eagle Acquireco,
Inc. 7.25%
(c)
07/01/2033 209,330
305,000 OAK-Eagle Acquireco,
Inc. 8.75%
(c)
07/01/2034 323,886
70,000 Olin Corp. 6.63%
(c)
04/01/2033 69,207
84,000 Omega Healthcare
Investors, Inc. 3.25% 04/15/2033 74,745
100,000 OneMain Finance
Corp. 6.13% 05/15/2030 100,073
89,000 OneMain Finance
Corp. 7.50% 05/15/2031 92,002
135,000 OneMain Finance
Corp. 6.50% 03/15/2033 132,950
320,000 Par Petroleum LLC 7.38%
(c)
06/01/2034 324,012
165,000 Park Intermediate
Holdings LLC 7.00%
(c)
02/01/2030 169,041
50,000 PBF Holding Co. LLC 7.25%
(c)
06/01/2034 49,532
85,000
Penn Entertainment,
Inc. 6.75%
(c)
04/01/2031 85,495
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
320,000 PennyMac Financial
Services, Inc. 6.88%
(c)
05/15/2032 313,437
105,000 Performance Food
Group, Inc. 5.63%
(c)
03/01/2034 103,130
500,000 PetSmart LLC 7.50%
(c)
09/15/2032 500,469
170,000 PODS LLC 8.75%
(c)
05/15/2031 166,527
250,000 Post Holdings, Inc. 6.38%
(c)
03/01/2033 248,201
100,000 PR RNO Property
Owner 1 LLC 6.50%
(c)
05/01/2031 99,925
25,000 Prestige Brands, Inc. 6.25%
(c)
07/15/2034 25,000
78,000 PSEG Power LLC 5.20%
(c)
05/15/2030 78,906
70,000 Qnity Electronics, Inc. 6.25%
(c)
08/15/2033 71,308
72,000 Qorvo, Inc. 3.38%
(c)
04/01/2031 65,936
70,000 QTS Fayetteville I
Dc1-2 LLC 5.70%
(c)
04/15/2036 66,581
290,000 Quikrete Holdings,
Inc. 6.75%
(c)
03/01/2033 295,766
105,000 QXO Building
Products, Inc. 6.50%
(c)
07/15/2031 107,071
650,000 QXO Building
Products, Inc. 6.75%
(c)
04/30/2032 671,570
105,000 QXO Building
Products, Inc. 6.88%
(c)
07/15/2034 107,853
140,000 Radiology Partners,
Inc. 8.50%
(c)
07/15/2032 146,279
220,000 RHP Hotel Properties
LP 6.50%
(c)
06/15/2033 225,860
85,000 RHP Hotel Properties
LP 5.75%
(c)
03/15/2034 84,261
68,000 Rio Grande LNG LLC 5.25%
(c)
06/30/2031 68,006
195,000 Rivers Enterprise
Borrower LLC 6.25%
(c)
10/15/2030 197,548
305,000 Rivers Enterprise
Borrower LLC 6.63%
(c)
02/01/2033 309,743
70,000 Rocket Cos., Inc. 6.13%
(c)
08/01/2030 71,235
120,000 Rocket Cos., Inc. 6.38%
(c)
08/01/2033 122,186
78,000 Rollins, Inc. 5.25% 02/24/2035 77,929
61,000 Royal Caribbean
Cruises Ltd. 5.38% 01/15/2036 60,582
65,000 Sabra Health Care LP 3.20% 12/01/2031 58,962
245,000 Sabre Financial
Borrower LLC 11.13%
(c)
06/15/2029 258,791
63,000 Sabre GLBL, Inc. 10.75%
(c)
11/15/2029 60,578
47,000 Sabre GLBL, Inc. 10.75%
(c)
03/15/2030 44,872
31,000 Santander Holdings
USA, Inc. (SOFR +
1.10%) 5.04% 06/05/2030 30,998
520,000 SE Cosmos LLC 8.88%
(c)
05/01/2031 535,026
75,000 Select Medical Corp. 6.25%
(c)
12/01/2032 72,907
65,000 SM Energy Co. 7.00%
(c)
08/01/2032 65,642
280,000 Solstice Advanced
Materials, Inc. 5.63%
(c)
09/30/2033 278,404
92,000 Southern Co. (The)
(US Treasury Yield
Curve Rate T Note
Constant Maturity
5 Year + 2.07%) 6.38% 03/15/2055 94,726
101,000 Space Exploration
Technologies Corp. 5.65%
(c)
07/15/2033 100,427
20,000 Spirit AeroSystems,
Inc. 4.60% 06/15/2028 19,947
90,000 Standard Building
Solutions, Inc. 6.50%
(c)
08/15/2032 90,603
75,000 Standard Building
Solutions, Inc. 5.88%
(c)
03/15/2034 72,345

|
June 30, 2026

PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
185,000 Staples, Inc. 10.75%
(c)
09/01/2029 176,630
155,000 Starwood Property
Trust, Inc. 5.25%
(c)
10/15/2028 154,384
76,000 Stingray Compute LLC 6.00%
(c)
06/15/2031 76,245
55,000 Store Capital LLC 4.95% 02/11/2031 54,318
255,000 SV RNO Property
Owner 1 LLC 5.88%
(c)
03/01/2031 251,486
100,000 Synergy
Infrastructure
Holdings LLC 7.00%
(c)
07/15/2034 101,491
80,000 Talen Energy Supply
LLC 6.25%
(c)
02/01/2034 79,547
65,000 Tallgrass Energy
Partners LP 7.38%
(c)
02/15/2029 66,907
105,000 Tallgrass Energy
Partners LP 6.75%
(c)
03/15/2034 106,245
100,000 Taylor Morrison
Communities, Inc. 5.75%
(c)
11/15/2032 103,040
120,000 Tenet Healthcare
Corp. 5.50%
(c)
11/15/2032 119,382
120,000 Tenet Healthcare
Corp. 6.00%
(c)
11/15/2033 121,136
67,000 Textron, Inc. 5.50% 05/15/2035 68,203
65,000 T-Mobile USA, Inc. 4.63% 01/15/2033 63,577
90,000 TransDigm, Inc. 6.88%
(c)
12/15/2030 92,554
130,000 TransDigm, Inc. 6.38%
(c)
05/31/2033 131,324
60,000 TransDigm, Inc. 6.25%
(c)
01/31/2034 61,273
60,000 TransDigm, Inc. 6.75%
(c)
01/31/2034 61,585
274,000 UKG, Inc. 6.88%
(c)
02/01/2031 266,363
220,000 United Airlines
Holdings, Inc. 5.38% 03/01/2031 218,695
273,000 United Natural
Foods, Inc. 6.75%
(c)
10/15/2028 273,205
245,000 United Rentals North
America, Inc. 5.38%
(c)
11/15/2033 241,496
110,000 Uniti Group LP 8.63%
(c)
06/15/2032 114,847
85,000 Uniti Services LLC 7.50%
(c)
10/15/2033 89,509
200,000 Univision
Communications,
Inc. 7.38%
(c)
06/30/2030 200,706
190,000 US Foods, Inc. 5.75%
(c)
04/15/2033 190,360
85,000 Vail Resorts, Inc. 6.50%
(c)
05/15/2032 86,620
140,000 Venture Global LNG,
Inc. 8.38%
(c)
06/01/2031 145,782
83,000 Venture Global LNG,
Inc. 9.88%
(c)
02/01/2032 88,641
175,000 Venture Global LNG,
Inc. 6.38%
(c)
12/15/2034 172,087
50,000 Venture Global LNG,
Inc. 6.63%
(c)
06/15/2036 49,313
55,000 Venture Global
Plaquemines LNG
LLC 6.13%
(c)
12/15/2030 56,300
110,000 Venture Global
Plaquemines LNG
LLC 7.50%
(c)
05/01/2033 120,775
85,000 Venture Global
Plaquemines LNG
LLC 6.50%
(c)
01/15/2034 88,607
41,000 VeriSign, Inc. 5.10% 07/15/2031 41,131
65,000 Veritiv Operating Co. 10.50%
(c)
11/30/2030 66,559
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
94,000 Verizon
Communications,
Inc. (US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
2.04%) 6.20% 05/14/2056 95,067
171,000 Vertiv Group Corp. 4.13%
(c)
11/15/2028 169,418
639,000 Victra Holdings LLC 8.75%
(c)
09/15/2029 659,546
660,000 Viking Cruises Ltd. 5.88%
(c)
10/15/2033 661,357
43,000 Viper Energy Partners
LLC 4.90% 08/01/2030 42,880
129,000 Vistra Operations
Co. LLC 4.38%
(c)
05/01/2029 126,792
132,000 Voyager Parent LLC 9.25%
(c)
07/01/2032 139,674
10,000 VSP Optical Group,
Inc. 5.40%
(c)
06/01/2033 10,030
107,000 VSP Optical Group,
Inc. 5.45%
(c)
12/01/2035 106,412
79,000 VT Topco, Inc. 8.50%
(c)
08/15/2030 80,217
175,000 Walker & Dunlop,
Inc. 6.63%
(c)
04/01/2033 177,887
544,000 Wand NewCo 3, Inc. 7.63%
(c)
01/30/2032 562,959
340,000 Watco Cos. LLC 7.13%
(c)
08/01/2032 349,338
260,000 Wayfair LLC 7.25%
(c)
10/31/2029 268,519
70,000 Wayfair LLC 6.75%
(c)
11/15/2032 71,940
165,000 WBI Operating LLC 6.50%
(c)
10/15/2033 166,123
180,000 Weatherford
International Ltd. 6.75%
(c)
10/15/2033 183,753
132,000 WEC Energy Group,
Inc. (US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
1.91%) 5.63% 05/15/2056 131,275
89,000 Wells Fargo & Co.
(SOFR + 0.97%) 4.84% 05/20/2032 88,718
405,000 WESCO Distribution,
Inc. 6.38%
(c)
03/15/2033 415,826
75,000 WESCO Distribution,
Inc. 5.50%
(c)
04/15/2034 74,380
26,000 Western Midstream
Operating LP 5.50% 12/15/2035 25,737
64,000 Western Midstream
Operating LP 5.70% 07/01/2036 64,139
75,000 Whirlpool Corp. 7.50%
(c)
07/01/2031 76,084
90,000 Whirlpool Corp. 6.50% 06/15/2033 78,127
55,000 Windstream Services
LLC 8.25%
(c)
10/01/2031 58,030
206,000 WR Grace Holdings
LLC 5.63%
(c)
08/15/2029 193,783
269,000 XHR LP 6.63%
(c)
05/15/2030 275,544
100,000 XPO, Inc. 7.13%
(c)
06/01/2031 103,484
Total U.S. Corporate Bonds
(Cost $40,237,956) 40,215,733

DoubleLine ETF Trust
Schedule of Investments DoubleLine Multi-Sector Income ETF
(Cont.)
(Unaudited)
June 30, 2026
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
SHORT TERM INVESTMENTS 4.5%
4,341,809 JPMorgan U.S.
Government Money
Market Fund - Class
IM 3.59%
(h)
4,341,809
Total Short Term Investments
(Cost $4,341,809) 4,341,809
Total Investments 100.9%
(Cost $98,350,952) 98,194,310
Liabilities in Excess of Other Assets (0.9)% (852,445)
NET ASSETS 100.0% $97,341,865
(a) Represents less than 0.05% of net assets.
(b) Value determined using significant unobservable inputs.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2026, the value of these securities amounted to approximately $70,354,432 or 72.28% of net assets.
(d) Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(e) Interest only security.
(f) Perpetual maturity. The date disclosed is the next call date of the security.
(g) Security is in default or has failed to make a scheduled payment.
(h) Seven-day yield as of period end.
PIK A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
Abbreviations:
FHLMC Federal Home Loan Mortgage Corporation
SOFR Secured Overnight Financing Rate
STACR Structured Agency Credit Risk
REMIC Real Estate Mortgage Investment Conduit

Schedule of Investments DoubleLine Asset-Backed Securities ETF
(Unaudited)
June 30, 2026
|
June 30, 2026

P RINCIPAL
A MOUNT
$/S HARES
S ECURITY
D ESCRIPTION R ATE M ATURITY V ALUE $
ASSET-BACKED OBLIGATIONS 98.1%
Aaset MT-1 Ltd. ,
926,779 Series 2025-2A-A 5.52%
(a)
02/16/2050 920,299
963,408 Series 2025-3A-B 5.73%
(a)
02/16/2050 951,305
Aaset Trust ,
167,690 Series 2021-2A-A 2.80%
(a)
01/15/2047 159,570
203,173 Series 2021-2A-B 3.54%
(a)
01/15/2047 193,765
512,415 Series 2024-1A-B 6.90%
(a)
05/16/2049 516,493
AB Issuer LLC ,
701,940 Series 2021-1-A2 3.73%
(a)
07/30/2051 670,835
1,000,000 Series 2026-1A-A2 6.41%
(a)
04/30/2056 1,007,145
Affirm Asset Securitization Trust ,
1,500,000 Series 2024-B-A 4.62%
(a)
09/15/2029 1,501,519
75,661 Series 2025-X2-A 4.45%
(a)
10/15/2030 75,721
2,242,000 Series 2025-X2-B 4.56%
(a)
10/15/2030 2,241,537
1,898,027 Series 2026-X1-A 4.27%
(a)
04/15/2031 1,897,521
Ally Auto Receivables Trust ,
432,777 Series 2022-3-A4 5.07% 10/16/2028 432,954
ALTDE Trust ,
881,734 Series 2025-1A-B 6.53%
(a)
08/15/2050 880,289
1,481,020 Series 2026-1A-B 6.25%
(a)
04/15/2051 1,479,996
APL Finance DAC ,
950,000 Series 2025-1A-B 5.28%
(a)
03/20/2036 936,157
AutoNation Finance Trust ,
750,000 Series 2025-1A-C 5.19%
(a)
12/10/2030 754,830
700,000 Series 2025-1A-D 5.63%
(a)
09/10/2032 704,495
Avant Loans Funding Trust ,
275,000 Series 2025-REV1-B 5.42%
(a)
05/15/2034 275,242
Blackbird Capital II Aircraft Lease Ltd. ,
1,045,757 Series 2021-1A-A 2.44%
(a)
07/15/2046 998,803
339,231 Series 2021-1A-B 3.45%
(a)
07/15/2046 326,225
Bojangles Issuer LLC ,
918,063 Series 2024-1A-A2 6.58%
(a)
11/20/2054 924,608
Bridgecrest Lending Auto Securitization Trust ,
872,073 Series 2025-1-A3 4.67% 08/15/2028 872,624
Business Jet Securities LLC ,
2,042,346 Series 2024-1A-A 6.20%
(a)
05/15/2039 2,072,859
Carvana Auto Receivables Trust ,
355,020 Series 2021-N1-E 2.88%
(a)
01/10/2028 354,380
776,765 Series 2021-P2-C 1.60% 06/10/2027 774,073
805,596 Series 2021-P4-A4 1.64% 12/10/2027 803,679
778,409 Series 2022-P1-A4 3.52% 02/10/2028 777,899
Castlelake Aircraft Structured Trust ,
1,295,275 Series 2025-1A-B 6.50%
(a)
02/15/2050 1,306,643
1,468,828 Series 2026-1A-B 5.76%
(a)
03/15/2051 1,456,060
Cherry Securitization Trust ,
1,500,000 Series 2024-1A-A 5.70%
(a)
04/15/2032 1,503,159
Cloud Capital Holdco LP ,
1,000,000 Series 2024-1A-A3 6.07%
(a)
11/22/2049 992,480
Clsec Holdings LLC ,
1,517,394 Series 2021-1-A 2.87%
(a)
05/11/2037 1,436,063
Compass Datacenters Issuer II LLC ,
1,000,000 Series 2024-1A-A2 5.75%
(a)
02/25/2049 1,004,791
250,000 Series 2024-2A-B2 6.00%
(a)
08/25/2049 248,380
CPS Auto Receivables Trust ,
17,144 Series 2022-A-D 2.84%
(a)
04/16/2029 17,129
500,000 Series 2022-A-E 4.88%
(a)
04/16/2029 500,195
1,000,000 Series 2024-D-C 4.76%
(a)
01/15/2031 999,503
CyrusOne Data Centers Issuer I LLC ,
1,000,000 Series 2024-1A-A2 4.76%
(a)
03/22/2049 979,022
1,000,000 Series 2024-2A-A2 4.50%
(a)
05/20/2049 969,393
1,000,000 Series 2024-3A-A2 4.65%
(a)
05/20/2049 955,661
DataBank Issuer ,
500,000 Series 2023-1A-A2 5.12%
(a)
02/25/2053 494,047
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
DataBank Issuer II LLC ,
620,000 Series 2025-1A-A2 5.18%
(a)
09/27/2055 608,641
500,000 Series 2025-1A-B 5.67%
(a)
09/27/2055 482,170
DB Master Finance LLC ,
286,500 Series 2021-1A-A23 2.79%
(a)
11/20/2051 254,889
Dividend Solar Loans LLC ,
875,105 Series 2018-1-B 4.29%
(a)
07/20/2038 814,925
808,944 Series 2018-2-B 4.25%
(a)
12/20/2038 747,408
240,251 Series 2019-1-A 3.67%
(a)
08/22/2039 220,260
Domino's Pizza Master Issuer LLC ,
500,000 Series 2025-1A-A2II 5.22%
(a)
07/25/2055 499,130
Eclipse Aircraft LLC ,
1,985,822 Series 2026-1-B 6.45%
(a)
05/15/2051 1,996,172
EDI ABS Issuer LLC ,
1,000,000 Series 2025-1A-B 4.55%
(a)
07/25/2055 924,494
Foundation Finance Trust ,
590,765 Series 2023-1A-B 6.27%
(a)
12/15/2043 601,808
GBX Leasing LLC ,
995,836 Series 2026-1A-A 5.13%
(a)
02/20/2056 978,293
Gilead Aviation LLC ,
936,891 Series 2025-1A-A 5.79%
(a)
03/15/2050 937,763
Global SC Finance VII Srl ,
95,421 Series 2020-2A-A 2.26%
(a)
11/19/2040 91,727
GM Financial Consumer Automobile Receivables Trust ,
625,176 Series 2022-4-A4 4.88% 08/16/2028 626,073
Goddard Funding LLC ,
659,355 Series 2022-1A-A2 6.86%
(a)
10/30/2052 661,506
Goodgreen Trust ,
49,111 Series 2017-2A-A 3.26%
(a)
10/15/2053 44,208
145,836 Series 2021-1A-A 2.66%
(a)
10/15/2056 122,083
GoodLeap Home Improvement Solutions Trust ,
867,907 Series 2025-1A-B 6.27%
(a)
02/20/2049 876,009
GoodLeap Sustainable Home Solutions Trust ,
58,929 Series 2021-3CS-A 2.10%
(a)
05/20/2048 47,585
GreenSky Home Improvement Issuer Trust ,
861,526 Series 2025-1A-D 6.22%
(a)
03/25/2060 867,966
1,813,111 Series 2025-3A-A1 4.34%
(a)
12/27/2060 1,812,457
1,730,852 Series 2025-3A-A3 4.52%
(a)
12/27/2060 1,717,996
Hardee's Funding LLC ,
945,000 Series 2020-1A-A2 3.98%
(a)
12/20/2050 917,036
Hilton Grand Vacations Trust ,
1,584,835 Series 2025-3EXT-B 4.90%
(a)
10/25/2044 1,573,281
Horizon Aircraft Finance IV Ltd. ,
684,375 Series 2024-1-A 5.38%
(a)
09/15/2049 679,879
Iskandar Enterprise LLC ,
2,350,000 Series 2026-1A-A23 5.54%
(a)
04/17/2056 2,333,075
Jack in the Box Funding LLC ,
183,000 Series 2022-1A-A2II 4.14%
(a)
02/26/2052 156,594
JGWPT XXVII LLC ,
1,117,071 Series 2012-3A-A 3.22%
(a)
09/15/2065 1,010,062
Labrador Aviation Finance Ltd. ,
114,259 Series 2016-1A-A1 4.30%
(a)
01/15/2042 123,006
Loanpal Solar Loan Ltd. ,
171,623 Series 2020-2GF-A 2.75%
(a)
07/20/2047 146,389
547,460 Series 2021-2GS-A 2.22%
(a)
03/20/2048 447,320
Lunar Structured Aircraft Portfolio Notes ,
341,839 Series 2021-1-A 2.64%
(a)
10/15/2046 325,574
1,529,257 Series 2021-1-B 3.43%
(a)
10/15/2046 1,464,234
MACH 1 Cayman Ltd. ,
12,730 Series 2019-1-B 4.34%
(a)
10/15/2039 12,723
MAPS Trust ,
1,939,390 Series 2026-1A-B 6.13%
(a)
01/15/2051 1,918,978
1,140,000 Series 2026-2A-A 5.52%
(a)
06/15/2051 1,140,746

DoubleLine ETF Trust
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Mariner Finance Issuance Trust ,
720,000 Series 2021-AA-D 3.83%
(a)
03/20/2036 696,917
MAST Ltd. ,
1,464,286 Series 2026-1A-A 5.13%
(a)
02/15/2051 1,447,262
MetroNet Infrastructure Issuer LLC ,
1,250,000 Series 2026-1A-A2 5.27%
(a)
04/20/2056 1,252,432
Mill City Solar Loan Ltd. ,
1,343,007 Series 2019-1A-A 4.34%
(a)
03/20/2043 1,254,801
Mosaic Solar Loan Trust ,
290,652 Series 2020-1A-A 2.10%
(a)
04/20/2046 255,263
104,556 Series 2021-3A-B 1.92%
(a)
06/20/2052 74,772
1,064,745 Series 2023-1A-A 5.32%
(a)
06/20/2053 996,202
MP LLC ,
981,436 Series 2025-1A-A 5.55%
(a)
11/15/2065 960,080
Navient Private Education Refi Loan Trust ,
1,500,000 Series 2020-BA-B 2.77%
(a)
01/15/2069 1,304,552
125,000 Series 2020-HA-B 2.78%
(a)
01/15/2069 108,326
Navigator Aircraft ABS Ltd. ,
1,587,604 Series 2021-1-A 2.77%
(a)(b)
11/15/2046 1,514,838
844,450 Series 2021-1-B 3.57%
(a)(b)
11/15/2046 808,442
Navigator Aviation Ltd. ,
1,086,309 Series 2024-1-B 6.09%
(a)
08/15/2049 1,091,299
961,382 Series 2025-1-B 5.89%
(a)
10/15/2050 941,667
Oryx Funding LLC ,
1,000,000 Series 2026-1A-A2 6.30%
(a)
06/05/2056 1,004,548
Pagaya AI Debt Grantor Trust ,
448,557 Series 2024-5-C 7.27%
(a)
10/15/2031 449,005
378,167 Series 2024-6-C 7.07%
(a)
11/15/2031 378,592
Phantom Aviation ,
1,477,889 Series 2026-1A-B 6.03%
(a)
01/15/2051 1,442,375
PK Alift Loan Funding 8 LP ,
1,707,731 Series 2026-1-D 5.60%
(a)
09/15/2043 1,683,839
Planet Fitness Master Issuer LLC ,
997,500 Series 2025-1A-A2II 5.65%
(a)
12/06/2055 992,173
Primrose Funding LLC ,
794,000 Series 2025-1A-A2 6.46%
(a)
07/30/2055 803,464
QTS Issuer ABS I LLC ,
1,750,000 Series 2025-1A-B 5.93%
(a)
05/25/2055 1,708,284
QTS Issuer ABS II LLC ,
1,500,000 Series 2025-1A-B 5.78%
(a)
10/05/2055 1,439,708
1,000,000 Series 2026-1A-B 6.73%
(a)
01/05/2056 1,003,420
500,000 Series 2026-6A-B 7.14%
(a)
07/05/2056 501,551
RCKT Trust ,
1,527,809 Series 2025-1A-A 4.90%
(a)
07/25/2034 1,530,108
Redaptive Eaas Issuer LLC ,
615,733 Series 2025-1A-A 5.94%
(a)
03/25/2042 623,207
Retained Vantage Data Centers Issuer LLC ,
1,000,000 Series 2024-1A-B 5.78%
(a)
09/15/2049 971,944
Sabey Data Center Issuer LLC ,
1,000,000 Series 2022-1-A2 5.00%
(a)
06/20/2047 981,788
1,500,000 Series 2025-2-A2 5.97%
(a)
04/20/2050 1,506,372
Scalelogix Abs Us Issuer LLC ,
1,250,000 Series 2025-1A-B 6.16%
(a)
07/25/2055 1,219,922
Sierra Timeshare Receivables Funding LLC ,
248,185 Series 2023-2A-B 6.28%
(a)
04/20/2040 252,682
SLAM Ltd. ,
1,991,850 Series 2026-1A-A 5.55%
(a)
07/15/2051 2,003,614
SoFi Consumer Loan Program Trust ,
1,250,000 Series 2025-1-C 5.42%
(a)
02/27/2034 1,259,648
1,250,000 Series 2025-1-D 5.72%
(a)
02/27/2034 1,257,500
2,150,000 Series 2025-3-C 5.04%
(a)
08/15/2034 2,145,934
3,000,000 Series 2026-1-B 4.44%
(a)
12/26/2035 2,972,712
849,031 Series 2026-2-A 4.27%
(a)
03/25/2036 848,134
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
SSI ABS Issuer LLC ,
481,792 Series 2025-1-A 6.15%
(a)
07/25/2065 474,171
Stack Infrastructure Issuer LLC ,
2,000,000 Series 2026-1A-A2 5.00%
(a)
03/27/2056 1,940,549
Stellantis Financial Underwritten Enhanced Lease Trust ,
2,500,000 Series 2025-CA-C 4.44%
(a)
08/20/2030 2,476,350
Subway Funding LLC ,
985,000 Series 2024-1A-A23 6.51%
(a)
07/30/2054 989,199
Switch ABS Issuer LLC ,
1,000,000 Series 2025-1A-B 6.49%
(a)
03/25/2055 973,433
1,300,000 Series 2026-1A-A21 5.61%
(a)
03/27/2056 1,306,863
1,000,000 Series 2026-1A-A22 5.90%
(a)
03/27/2056 1,006,165
Tesla Auto Lease Trust ,
1,828,006 Series 2024-B-A3 4.82%
(a)
10/20/2027 1,830,582
Textainer Marine Containers VII Ltd. ,
95,009 Series 2020-1A-A 2.73%
(a)
08/21/2045 91,863
TRP LLC ,
100,000 Series 2021-1-B 3.06%
(a)
06/19/2051 97,340
TSC SPV Funding LLC ,
1,000,000 Series 2026-1A-A2 5.95%
(a)
05/20/2056 1,001,475
Upgrade Master Pass-Thru Trust ,
675,328 Series 2025-ST2-A 6.11%
(a)
06/15/2032 678,151
Upstart Securitization Trust ,
1,000,000 Series 2025-2-C 6.02%
(a)
06/20/2035 1,005,212
1,502,306 Series 2025-3-A2 4.60%
(a)
09/20/2035 1,501,293
1,500,000 Series 2025-3-B 5.02%
(a)
09/20/2035 1,496,740
1,500,000 Series 2025-3-C 5.43%
(a)
09/20/2035 1,490,758
3,977,557 Series 2025-4-A2 4.56%
(a)
11/20/2035 3,976,749
4,250,000 Series 2026-3-A2 4.77%
(a)
07/20/2036 4,259,711
Vantage Data Centers Issuer LLC ,
1,500,000 Series 2025-2A-A2 5.24%
(a)
11/15/2055 1,459,202
1,300,000 Series 2025-3A-B 6.00%
(a)
11/15/2055 1,241,737
VB-S1 Issuer LLC - VBTEL ,
245,000 Series 2024-1A-C2 5.59%
(a)
05/15/2054 246,493
Vital Care Issuer LLC ,
748,125 Series 2025-1A-A2 6.74%
(a)
01/30/2056 752,036
Wendy's Funding LLC ,
360,996 Series 2021-1A-A2II 2.78%
(a)
06/15/2051 319,531
959,728 Series 2022-1A-A2II 4.54%
(a)
03/15/2052 915,482
Westlake Automobile Receivables Trust ,
330,356 Series 2022-2A-D 5.48%
(a)
09/15/2027 330,610
500,000 Series 2025-2A-D 5.08%
(a)
05/15/2031 500,378
Willis Engine Structured Trust VI ,
459,771 Series 2021-A-A 3.10%
(a)
05/15/2046 433,193
Total Asset-Backed Obligations
(Cost $139,352,264) 139,032,452
NON-AGENCY COMMERCIAL MORTGAGE-BACKED OBLIGATIONS 0.7%
Neighborly Issuer ,
1,011,120 Series 2022-1A-A2 3.70%
(a)
01/30/2052 959,706
Total Non-Agency Commercial Mortgage-Backed
Obligations
(Cost $937,643) 959,706
SHORT TERM INVESTMENTS 5.2%
7,305,268 JPMorgan U.S.
Government Money
Market Fund - Class
IM 3.59%
(c)
7,305,268
Total Short Term Investments
(Cost $7,305,268) 7,305,268
Total Investments 104.0%
(Cost $147,595,175) 147,297,426
Liabilities in Excess of Other Assets (4.0)% (5,611,959)
NET ASSETS 100.0% $141,685,467

|
June 30, 2026

Schedule of Investments DoubleLine Asset-Backed Securities ETF
(Cont.)
(Unaudited)
June 30, 2026
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2026, the value of these securities amounted to approximately $135,704,856 or 95.78% of net assets.
(b) Step bond; coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(c) Seven-day yield as of period end.

Schedule of Investments DoubleLine Securitized Credit ETF
(Unaudited)
June 30, 2026

DoubleLine ETF Trust
P RINCIPAL
A MOUNT
$/S HARES
S ECURITY
D ESCRIPTION R ATE M ATURITY V ALUE $
ASSET-BACKED OBLIGATIONS 11.7%
Aaset ,
449,032 Series 2025-1A-B 6.58%
(a)
02/16/2050 449,348
Aaset Ltd. ,
262,970 Series 2024-2A-B 6.61%
(a)
09/16/2049 262,886
Aaset Trust ,
344,218 Series 2024-1A-B 6.90%
(a)
05/16/2049 346,957
AB Issuer LLC ,
500,000 Series 2026-1A-A2 6.41%
(a)
04/30/2056 503,573
ACHV ABS Trust ,
428,659 Series 2025-1PL-A 4.76%
(a)
04/26/2032 428,972
Affirm Asset Securitization Trust ,
334,958 Series 2025-X2-A 4.45%
(a)
10/15/2030 335,224
250,000 Series 2026-X1-B 4.59%
(a)
04/15/2031 249,623
ALTDE Trust ,
881,734 Series 2025-1A-B 6.53%
(a)
08/15/2050 880,289
789,877 Series 2026-1A-B 6.25%
(a)
04/15/2051 789,331
AmeriCredit Automobile Receivables Trust ,
950,000 Series 2026-1-A2 4.03%
(a)
04/18/2029 948,396
Avant Credit Card Master Trust ,
650,000 Series 2025-1A-D 5.72%
(a)
04/15/2031 642,646
Castlelake Aircraft Structured Trust ,
685,453 Series 2026-1A-B 5.76%
(a)
03/15/2051 679,495
Cherry Securitization Trust ,
750,000 Series 2026-1A-A 5.43%
(a)
01/17/2034 750,566
Compass Datacenters Issuer II LLC ,
500,000 Series 2024-1A-B 7.00%
(a)
02/25/2049 505,410
DataBank Issuer II LLC ,
1,000,000 Series 2025-1A-B 5.67%
(a)
09/27/2055 964,339
Eclipse Aircraft LLC ,
248,228 Series 2026-1-B 6.45%
(a)
05/15/2051 249,522
Hardee's Funding LLC ,
488,750 Series 2024-1A-A2 7.25%
(a)
03/20/2054 499,573
Hotwire Funding LLC ,
1,000,000 Series 2021-1-B 2.66%
(a)
11/20/2051 991,010
Lunar Structured Aircraft Portfolio Notes ,
347,096 Series 2021-1-C 5.68%
(a)
10/15/2046 344,528
MAST Ltd. ,
683,333 Series 2026-1A-A 5.13%
(a)
02/15/2051 675,389
MetroNet Infrastructure Issuer LLC ,
750,000 Series 2026-1A-A2 5.27%
(a)
04/20/2056 751,459
Navigator Aviation Ltd. ,
961,382 Series 2025-1-B 5.89%
(a)
10/15/2050 941,667
NBC Funding LLC ,
500,000 Series 2025-1A-A2 6.21%
(a)
07/30/2055 498,551
Oryx Funding LLC ,
500,000 Series 2026-1A-A2 6.30%
(a)
06/05/2056 502,274
Phantom Aviation ,
492,630 Series 2026-1A-B 6.03%
(a)
01/15/2051 480,792
Progress Residential Trust ,
1,200,000 Series 2024-SFR2-D 3.40%
(a)(b)
04/17/2041 1,131,810
QTS Issuer ABS II LLC ,
1,000,000 Series 2025-1A-B 5.78%
(a)
10/05/2055 959,805
Retained Vantage Data Centers Issuer LLC ,
500,000 Series 2023-1A-B 5.75%
(a)
09/15/2048 492,048
RKTL ,
722,188 Series 2026-2A-A 4.33%
(a)
05/25/2035 721,350
SEB Funding LLC ,
250,000 Series 2026-1A-A2 6.67%
(a)
01/30/2056 248,378
SoFi Consumer Loan Program ,
1,145,000 Series 2026-3-C 5.09%
(a)
06/25/2035 1,147,727
SoFi Consumer Loan Program Trust ,
1,250,000 Series 2025-3-C 5.04%
(a)
08/15/2034 1,247,636
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
SSI ABS Issuer LLC ,
242,436 Series 2025-1-A 6.15%
(a)
07/25/2065 238,601
Sunnova Helios II Issuer LLC ,
495,297 Series 2019-AA-B 4.49%
(a)
06/20/2046 456,556
Switch ABS Issuer LLC ,
500,000 Series 2024-1A-B 6.50%
(a)
03/25/2054 498,889
750,000 Series 2024-2A-C 10.03%
(a)
06/25/2054 761,733
Uniti Fiber Abs Issuer LLC ,
500,000 Series 2025-1A-B 6.37%
(a)
04/20/2055 504,915
Upstart Securitization Trust ,
254,455 Series 2022-4-B 8.68%
(a)
08/20/2032 255,578
500,000 Series 2025-2-C 6.02%
(a)
06/20/2035 502,606
1,150,000 Series 2025-3-C 5.43%
(a)
09/20/2035 1,142,915
Willis Engine Structured Trust V ,
163,026 Series 2020-A-C 6.66%
(a)
03/15/2045 161,506
Total Asset-Backed Obligations
(Cost $25,081,769) 25,143,873
COLLATERALIZED LOAN OBLIGATIONS 17.0%
Acore Issuer LLC ,
460,000 Series 2026-FL1-A
(CME Term SOFR 1
Month + 1.45%) 5.09%
(a)
08/20/2043 460,573
ACREC Ltd. ,
620,000 Series 2021-FL1-D
(CME Term SOFR 1
Month + 2.76%) 6.40%
(a)
10/16/2036 621,091
ACRES LLC ,
349,972 Series 2025-FL3-A
(CME Term SOFR 1
Month + 1.62%) 5.26%
(a)
08/18/2040 350,810
Anthelion CLO Ltd. ,
500,000 Series 2025-1A-A1
(CME Term SOFR 3
Month + 1.50%) 5.18%
(a)
07/20/2036 501,479
Apidos Loan Fund Ltd. ,
500,000 Series 2024-1A-D1R
(CME Term SOFR 3
Month + 2.70%) 6.37%
(a)
10/25/2038 503,117
Arbor Realty Collateralized Loan Obligation Ltd. ,
450,000 Series 2025-BTR1-A
(CME Term SOFR 1
Month + 1.93%) 5.57%
(a)
01/20/2041 451,958
Arbor Realty Commercial Real Estate Notes LLC ,
387,000 Series 2026-FL1-A
(CME Term SOFR 1
Month + 1.50%) 5.14%
(a)
09/20/2043 388,244
Arbor Realty Commercial Real Estate Notes Ltd. ,
87,884 Series 2022-FL1-A
(SOFR 30 Day
Average + 1.45%,
1.45% Floor) 5.04%
(a)
01/15/2037 87,996
700,000 Series 2022-FL1-C
(SOFR 30 Day
Average + 2.30%) 5.89%
(a)
01/15/2037 701,746
AREIT Trust ,
226,000 Series 2022-CRE6-D
(SOFR 30 Day
Average + 2.85%) 6.46%
(a)
01/20/2037 226,624
Bain Capital Credit CLO Ltd. ,
500,000 Series 2021-1A-AR
(CME Term SOFR 3
Month + 0.94%) 4.62%
(a)
04/18/2034 500,095

|
June 30, 2026

PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
1,000,000 Series 2025-3A-D1
(CME Term SOFR 3
Month + 2.85%) 6.52%
(a)
07/23/2038 1,004,834
BDS LLC ,
530,000 Series 2025-FL16-C
(CME Term SOFR 1
Month + 2.10%) 5.74%
(a)
06/19/2043 529,328
600,000 Series 2026-FL17-A
(CME Term SOFR 1
Month + 1.35%) 4.99%
(a)
05/19/2043 601,655
Benefit Street Partners CLO 41 Ltd. ,
1,000,000 Series 2025-41A-A
(CME Term SOFR 3
Month + 1.30%) 4.97%
(a)
07/25/2038 1,002,028
BSPRT Issuer LLC ,
480,000 Series 2026-FL13-A
(CME Term SOFR 1
Month + 1.50%) 5.14%
(a)
10/18/2043 481,134
BSPRT Issuer Ltd. ,
153,807 Series 2023-FL10-A
(CME Term SOFR
1 Month + 2.26%,
2.26% Floor) 5.88%
(a)
09/15/2035 154,056
250,000 Series 2023-FL10-B
(CME Term SOFR
1 Month + 3.27%,
3.27% Floor) 6.89%
(a)
09/15/2035 250,677
Canyon Capital CLO Ltd. ,
500,000 Series 2021-1A-E
(CME Term SOFR 3
Month + 6.67%) 10.34%
(a)
04/15/2034 437,164
Canyon CLO Ltd. ,
500,000 Series 2021-3A-ER
(CME Term SOFR 3
Month + 6.00%) 9.67%
(a)
07/15/2034 431,637
Carlyle US CLO Ltd. ,
500,000 Series 2018-4A-D1R
(CME Term SOFR 3
Month + 3.10%) 6.78%
(a)
10/17/2037 501,841
500,000 Series 2026-1A-D1
(CME Term SOFR 3
Month + 2.60%) 6.28%
(a)
04/25/2039 498,841
CarVal CLO IX-C Ltd. ,
1,000,000 Series 2024-1A-DR
(CME Term SOFR 3
Month + 3.15%) 6.81%
(a)
04/20/2037 1,003,273
CIFC Funding Ltd. ,
1,000,000 Series 2017-1A-AR3
(CME Term SOFR 3
Month + 1.20%) 4.87%
(a)
04/21/2037 1,000,493
Clover CLO LLC ,
500,000 Series 2018-1A-A1R3
(CME Term SOFR 3
Month + 1.31%) 4.97%
(a)
04/20/2037 501,011
D2 Multifamily Credit Issuer Ltd. ,
390,000 Series 2026-FL1-A
(CME Term SOFR 1
Month + 1.45%) 5.09%
(a)
11/19/2043 390,825
Elmwood CLO 28 Ltd. ,
500,000 Series 2024-4A-E
(CME Term SOFR 3
Month + 6.00%) 9.68%
(a)
04/17/2037 493,318
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
FS Rialto ,
61,875 Series 2021-FL2-A
(CME Term SOFR
1 Month + 1.58%,
1.33% Floor) 5.22%
(a)
05/16/2038 61,956
270,000 Series 2021-FL2-B
(CME Term SOFR 1
Month + 2.51%) 6.15%
(a)
05/16/2038 270,266
768,353 Series 2021-FL3-A
(CME Term SOFR
1 Month + 1.36%,
1.36% Floor) 5.00%
(a)
11/16/2036 770,275
388,000 Series 2021-FL3-AS
(CME Term SOFR 1
Month + 1.66%) 5.30%
(a)
11/16/2036 388,457
FS Rialto Issuer LLC ,
360,000 Series 2026-FL11-C
(CME Term SOFR 1
Month + 2.05%) 5.69%
(a)
01/19/2044 361,118
GoldenTree Loan Management US CLO 14 Ltd. ,
1,000,000 Series 2022-14A-DR
(CME Term SOFR 3
Month + 3.00%) 6.68%
(a)
07/20/2037 1,002,960
GoldenTree Loan Management US CLO 22 Ltd. ,
500,000 Series 2024-22A-D
(CME Term SOFR 3
Month + 2.85%) 6.53%
(a)
10/20/2037 502,193
GoldenTree Loan Management US CLO 30 Ltd. ,
500,000 Series 2026-30A-D
(CME Term SOFR 3
Month + 2.45%) 6.23%
(a)
07/20/2039 500,000
GPMT Ltd. ,
163,910 Series 2021-FL3-AS
(CME Term SOFR 1
Month + 1.96%) 5.60%
(a)
07/16/2035 164,192
433,039 Series 2021-FL4-A
(CME Term SOFR
1 Month + 1.46%,
1.35% Floor) 5.11%
(a)
12/15/2036 434,589
300,000 Series 2021-FL4-B
(CME Term SOFR 1
Month + 2.06%) 5.71%
(a)
12/15/2036 299,492
GS REFT Issuer Ltd. ,
387,000 Series 2026-FL1-A
(CME Term SOFR 1
Month + 1.50%) 5.14%
(a)
10/19/2043 388,495
INCREF LLC ,
570,000 Series 2026-FL2-B
(CME Term SOFR 1
Month + 1.95%) 5.62%
(a)
12/19/2043 570,852
Invesco US CLO Ltd. ,
500,000 Series 2024-3A-AR
(CME Term SOFR 3
Month + 1.21%) 4.83%
(a)
07/20/2037 500,199
Juniper Valley Park CLO Ltd. ,
1,000,000 Series 2023-1A-ARR
(CME Term SOFR 3
Month + 1.08%) 4.76%
(a)
07/20/2036 1,000,500
Katayma CLO II Ltd. ,
500,000 Series 2024-2A-A1
(CME Term SOFR 3
Month + 1.65%) 5.33%
(a)
04/20/2037 501,236
500,000 Series 2024-2A-D
(CME Term SOFR 3
Month + 4.50%) 8.18%
(a)
04/20/2037 501,601

DoubleLine ETF Trust
Schedule of Investments DoubleLine Securitized Credit ETF
(Cont.)
(Unaudited)
June 30, 2026
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
KREF Ltd. ,
300,525 Series 2021-FL2-AS
(CME Term SOFR
1 Month + 1.41%,
1.30% Floor) 5.05%
(a)
02/15/2039 301,220
640,000 Series 2021-FL2-C
(CME Term SOFR
1 Month + 2.11%,
2.00% Floor) 5.75%
(a)
02/15/2039 640,416
LMNT CRE LLC ,
490,000 Series 2025-FL3-C
(CME Term SOFR 1
Month + 2.75%) 6.39%
(a)
07/21/2043 495,009
LoanCore Issuer Ltd. ,
3,366 Series 2021-CRE6-A
(CME Term SOFR
1 Month + 1.41%,
1.30% Floor) 5.04%
(a)
11/15/2038 3,375
Madison Park Funding LXIX Ltd. ,
500,000 Series 2024-69A-A1R
(CME Term SOFR 3
Month + 1.20%) 4.84%
(a)
07/25/2037 500,162
MF1 LLC ,
166,551 Series 2022-FL9-A
(CME Term SOFR 1
Month + 2.15%) 5.79%
(a)
06/19/2037 166,798
250,000 Series 2024-FL15-B
(CME Term SOFR 1
Month + 2.49%) 6.13%
(a)
08/18/2041 250,805
420,000 Series 2025-FL17-E
(CME Term SOFR 1
Month + 3.49%) 7.13%
(a)
02/18/2040 421,763
530,000 Series 2026-FL21-C
(CME Term SOFR 1
Month + 1.95%) 5.59%
(a)
02/18/2041 531,322
MF1 Ltd. ,
310,000 Series 2021-FL7-C
(CME Term SOFR 1
Month + 2.16%) 5.80%
(a)
10/16/2036 310,272
MF1 Multifamily Housing Mortgage Loan Trust ,
910,000 Series 2021-FL7-B
(CME Term SOFR
1 Month + 1.86%,
1.75% Floor) 5.50%
(a)
10/16/2036 911,347
OCP CLO Ltd. ,
500,000 Series
2024-31A-D1AR
(CME Term SOFR 3
Month + 2.50%) 6.18%
(a)
04/20/2039 502,743
Octagon 53 Ltd. ,
500,000 Series 2021-1A-E
(CME Term SOFR 3
Month + 6.76%) 10.43%
(a)
04/15/2034 401,926
Octagon 73 Ltd. ,
500,000 Series 2025-4A-D
(CME Term SOFR 3
Month + 2.80%) 6.48%
(a)
10/20/2038 502,324
OHA Loan Funding Ltd. ,
1,000,000 Series 2013-1A-D1R4
(CME Term SOFR 3
Month + 2.60%) 6.26%
(a)
07/23/2039 1,003,794
Palmer Square CLO Ltd. ,
1,000,000 Series 2018-2A-A1R2
(CME Term SOFR 3
Month + 1.21%) 4.84%
(a)
04/16/2037 1,000,629
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Rockford Tower CLO Ltd. ,
1,000,000 Series 2024-1A-A1
(CME Term SOFR 3
Month + 1.61%) 5.29%
(a)
04/20/2037 1,000,050
Rockland Park CLO Ltd. ,
500,000 Series 2021-1A-A1R
(CME Term SOFR 3
Month + 1.30%) 4.98%
(a)
07/20/2038 501,127
RR 2 Ltd. ,
1,000,000 Series 2017-2A-DR
(CME Term SOFR 3
Month + 6.06%) 9.73%
(a)
04/15/2036 935,529
Sound Point CLO XXIV Ltd. ,
500,000 Series 2019-3A-DR
(CME Term SOFR 3
Month + 3.76%) 7.43%
(a)
10/25/2034 479,470
Sound Point CLO XXVI Ltd. ,
1,000,000 Series 2020-1A-ER
(CME Term SOFR 3
Month + 7.12%) 10.80%
(a)
07/20/2034 839,207
Sound Point CLO XXXI Ltd. ,
500,000 Series 2021-3A-D
(CME Term SOFR
3 Month + 3.51%,
3.25% Floor) 7.18%
(a)
10/25/2034 481,750
STWD Ltd. ,
326,979 Series 2022-FL3-AS
(SOFR 30 Day
Average + 1.80%) 5.39%
(a)
11/15/2038 327,332
400,000 Series 2022-FL3-B
(SOFR 30 Day
Average + 1.95%) 5.54%
(a)
11/15/2038 400,916
Trestles CLO II Ltd. ,
1,000,000 Series 2018-2A-D1RR
(CME Term SOFR 3
Month + 2.70%) 6.30%
(a)
07/15/2039 1,005,498
VMC Finance LLC ,
600,000 Series 2026-FL6-A
(CME Term SOFR 1
Month + 1.60%) 5.25%
(a)
11/19/2043 600,935
Total Collateralized Loan Obligations
(Cost $37,146,396) 36,809,948
NON-AGENCY COMMERCIAL MORTGAGE-BACKED OBLIGATIONS 13.7%
1211 Avenue of the Americas Trust ,
320,000 Series
2015-1211-A1A2 3.90%
(a)
08/10/2035 310,660
ARDN Mortgage Trust ,
270,000 Series 2025-ARCP-A
(CME Term SOFR 1
Month + 1.75%) 5.38%
(a)
06/15/2035 270,497
ARES Commercial Mortgage Trust ,
330,000 Series 2024-IND-A
(CME Term SOFR 1
Month + 1.69%) 5.32%
(a)
07/15/2041 330,991
BAMLL Commercial Mortgage Securities Trust ,
500,000 Series 2015-HAUL-B 4.31%
(a)
07/07/2043 485,600
BANK ,
339,155 Series 2019-BN19-A2 2.93% 08/15/2061 324,013
349,994 Series
2021-BN34-ASB 2.19% 06/15/2063 329,432
BANK5 ,
500,000 Series 2024-5YR11-A3 5.89% 11/15/2057 513,863
350,000 Series 2024-5YR9-C 6.42%
(b)
08/15/2057 353,066
190,000
Series 2025-5YR15-D 4.00%
(a)
07/15/2058 166,725

|
June 30, 2026

PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
392,000 Series 2025-5YR16-AS 5.75%
(b)
08/15/2063 399,691
500,000 Series 2025-5YR17-AS 5.63%
(b)
11/15/2058 506,925
160,000 Series 2026-5YR20-A3 5.10% 02/15/2059 161,307
4,727,759 Series 2026-5YR20-XA 1.52%
(b)(c)
02/15/2059 246,440
10,929,223 Series 2026-5YR21-XA 0.99%
(b)(c)
04/15/2059 364,973
9,767,000 Series 2026-5YR23-XA 1.30%
(b)(c)
07/15/2031 471,062
BBCMS Mortgage Trust ,
387,000 Series 2024-5C25-AS 6.36%
(b)
03/15/2057 397,278
11,245,526 Series 2024-5C27-XA 1.04%
(a)(b)(c)
07/15/2057 230,635
500,000 Series 2025-5C37-AS 5.38%
(b)
09/15/2058 502,525
450,000 Series 2025-5C38-B 5.72%
(b)
11/15/2058 452,887
3,580,000 Series 2025-5C38-XA 1.67%
(b)(c)
11/15/2058 198,416
3,179,000 Series 2025-C32-XD 2.54%
(a)(b)(c)
02/15/2062 493,373
326,000 Series 2026-5C40-B 5.78%
(b)
02/15/2059 329,496
5,901,233 Series 2026-5C40-XA 1.44%
(b)(c)
02/15/2059 292,213
11,798,379 Series 2026-5C41-XA 1.38%
(b)(c)
05/15/2069 585,152
Benchmark Mortgage Trust ,
375,000 Series 2019-B13-A3 2.70% 08/15/2057 352,430
5,590,840 Series 2020-B22-XA 1.60%
(b)(c)
01/15/2054 296,929
100,000 Series 2024-V6-AS 6.38% 03/15/2057 102,709
441,000 Series 2024-V7-A3 6.23%
(b)
05/15/2056 456,091
350,000 Series 2024-V9-A3 5.60% 08/15/2057 356,519
140,000 Series 2025-V16-AS 5.86%
(b)
08/15/2058 142,802
3,940,000 Series 2025-V17-XA 1.73%
(b)(c)
09/15/2058 216,255
287,000 Series 2025-V18-AS 5.59% 10/15/2058 290,663
295,966 Series 2026-B43-A1 4.65% 04/15/2063 294,677
363,000 Series 2026-V21-A3 5.13% 03/15/2059 366,410
4,525,312 Series 2026-V21-XA 1.65%
(b)(c)
03/15/2059 269,831
9,567,336 Series 2026-V22-XA 1.22%
(a)(b)(c)
05/15/2059 417,077
BMO Mortgage Trust ,
250,000 Series 2024-5C6-A3 5.32% 09/15/2057 252,835
390,000 Series 2025-5C10-AS 5.95%
(b)
05/15/2058 400,241
250,000 Series 2025-5C11-D 4.50%
(a)
07/15/2058 219,604
7,580,085 Series 2025-5C11-XA 1.33%
(b)(c)
07/15/2058 303,425
500,000 Series 2025-5C12-AS 5.56% 10/15/2058 505,661
BOS Trust ,
200,000 Series 2026-LYRK-A 5.22%
(a)(b)
05/11/2041 199,515
BPR Commercial Mortgage Trust ,
200,000 Series 2025-STAR-A 5.11%
(a)(b)
11/05/2042 198,480
BSTN Commercial Mortgage Trust ,
200,000 Series 2025-HUB-A 5.06%
(a)(b)
04/13/2041 198,411
BX Commercial Mortgage Trust ,
211,982 Series 2021-ACNT-B
(CME Term SOFR 1
Month + 1.36%) 4.99%
(a)
11/15/2038 212,009
265,636 Series 2024-MF-C
(CME Term SOFR 1
Month + 1.94%) 5.57%
(a)
02/15/2039 266,622
290,000 Series 2026-ALOHA-D
(CME Term SOFR 1
Month + 2.15%) 5.78%
(a)
04/15/2043 290,995
270,000 Series 2026-CSMO-C
(CME Term SOFR 1
Month + 2.00%) 5.63%
(a)
02/15/2043 272,851
334,551 Series 2026-XL6-C
(CME Term SOFR 1
Month + 1.60%) 5.23%
(a)
03/15/2043 335,407
BX Trust ,
235,000 Series 2022-LBA6-C
(CME Term SOFR 1
Month + 1.60%) 5.23%
(a)
01/15/2039 235,150
188,093 Series 2025-ARIA-C 5.70%
(a)(b)
12/13/2042 187,833
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
278,583 Series 2025-ROIC-A
(CME Term SOFR 1
Month + 1.14%) 4.77%
(a)
03/15/2030 278,341
270,000 Series 2026-CART-C
(CME Term SOFR 1
Month + 1.55%) 5.18%
(a)
02/15/2036 270,097
BXP Trust ,
200,000 Series 2017-GM-C 3.54%
(a)(b)
06/13/2039 196,056
Citigroup Commercial Mortgage Trust ,
270,000 Series 2023-SMRT-B 6.05%
(a)(b)
06/12/2040 272,610
Commercial Mortgage Trust ,
390,465 Series 2016-DC2-B 4.76%
(b)
02/10/2049 390,813
CSAIL Commercial Mortgage Trust ,
367,924 Series 2017-CX9-A4 3.18% 09/15/2050 364,671
CSMC Trust ,
139,000 Series 2021-B33-A2 3.17%
(a)
10/10/2043 124,343
FS Commercial Mortgage Trust ,
240,000 Series 2026-PALM-A
(CME Term SOFR 1
Month + 1.40%) 0.00%
(a)
07/15/2041 240,000
FS Trust ,
270,000 Series 2026-HULA-A
(CME Term SOFR 1
Month + 1.45%) 5.08%
(a)
03/15/2041 270,981
GGP Commercial Mortgage Trust ,
210,000 Series 2026-SSP-A 5.12%
(a)(b)
07/05/2043 210,928
GS Mortgage Securities Trust ,
115,895 Series 2013-GC13-B 3.99%
(a)(b)
07/10/2046 114,207
GSMS Trust ,
199,460 Series 2026-DAWN-A 5.82%
(a)(b)
04/10/2043 198,294
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
420,000 Series 2015-JP1-AS 4.12%
(b)
01/15/2049 411,444
JPMBB Commercial Mortgage Securities Trust ,
274,697 Series 2014-C23-UH5 4.71%
(a)
09/15/2047 272,481
2,308 Series 2015-C27-A4 3.18% 02/15/2048 2,286
398,917 Series 2015-C30-AS 4.23%
(b)
07/15/2048 393,104
KIND Commercial Mortgage Trust ,
200,000 Series 2024-1-A (CME
Term SOFR 1 Month
+ 1.89%) 5.52%
(a)
08/15/2041 200,390
LBTY Commercial Mortgage Trust ,
100,000 Series 2026-225L-C 5.25%
(a)(b)
02/10/2043 98,535
MHP Commercial Mortgage Trust ,
230,000 Series 2021-STOR-A
(CME Term SOFR 1
Month + 0.81%) 4.44%
(a)
07/15/2038 229,908
Morgan Stanley Bank of America Merrill Lynch Trust ,
359,000 Series 2025-5C1-C 6.86%
(b)
03/15/2058 366,827
300,000 Series 2025-5C2-C 5.74%
(b)
11/15/2058 293,488
Morgan Stanley Capital I Trust ,
300,000 Series 2016-UB11-AS 2.98% 08/15/2049 298,908
MTN Commercial Mortgage Trust ,
200,000 Series 2026-LPFX-C 5.76%
(a)(b)
05/15/2043 200,593
NXPT Commercial Mortgage Trust ,
289,000 Series 2024-STOR-A 4.46%
(a)(b)
11/05/2041 282,917
NYC Commercial Mortgage Trust ,
250,000 Series 2026-7W34-A 5.21%
(a)(b)
02/05/2041 248,130
PLYM Commercial Mortgage Trust ,
270,000 Series 2026-IND-C
(CME Term SOFR 1
Month + 1.65%) 5.28%
(a)
03/15/2043 270,460

DoubleLine ETF Trust
Schedule of Investments DoubleLine Securitized Credit ETF
(Cont.)
(Unaudited)
June 30, 2026
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
SFO Commercial Mortgage Trust ,
250,000 Series 2021-555-A
(CME Term SOFR 1
Month + 1.51%) 5.14%
(a)
05/15/2038 250,048
SHOPS Commercial Mortgage Trust ,
300,000 Series 2026-CSTL-A 4.97%
(a)(b)
05/05/2039 298,104
SMRT ,
320,000 Series 2022-MINI-B
(CME Term SOFR 1
Month + 1.35%) 4.98%
(a)
01/15/2039 319,960
SREIT Trust ,
300,000 Series 2021-MFP2-B
(CME Term SOFR 1
Month + 1.29%) 4.91%
(a)
11/15/2036 299,944
STWD Mortgage Trust ,
393,000 Series 2021-LIH-AS
(CME Term SOFR 1
Month + 1.37%) 5.00%
(a)
11/15/2036 392,602
UBS Commercial Mortgage Trust ,
422,000 Series 2018-C13-B 4.79%
(b)
10/15/2051 399,707
VEGAS Trust ,
115,000 Series 2024-TI-A 5.52%
(a)
11/10/2039 114,909
Velocity Commercial Capital Loan Trust ,
112,379 Series 2019-1-M4 4.61%
(a)(b)
03/25/2049 101,154
62,923 Series 2019-1-M5 5.70%
(a)(b)
03/25/2049 55,767
99,110 Series 2019-1-M6 6.79%
(a)(b)
03/25/2049 85,711
Wells Fargo Commercial Mortgage Trust ,
489,610 Series 2019-C50-A4 3.47% 05/15/2052 475,415
2,050,000 Series 2024-C63-XD 2.51%
(a)(b)(c)
08/15/2057 302,029
10,298,046 Series 2025-5C3-XA 1.04%
(b)(c)
01/15/2058 272,070
500,000 Series 2025-5C6-AS 5.58%
(b)
10/15/2058 504,821
4,446,472 Series 2025-5C6-XA 1.58%
(b)(c)
10/15/2058 220,043
400,000 Series 2025-5C7-B 5.86%
(b)
12/15/2058 403,989
600,000 Series 2025-VTT-C 6.03%
(a)(b)
03/15/2038 600,764
150,000 Series 2026-1250B-A 4.83%
(a)(b)
03/10/2041 148,162
540,000 Series 2026-5C8-A3 5.03% 03/15/2059 542,040
360,000 Series 2026-5C8-C 5.55% 03/15/2059 351,777
6,069,868 Series 2026-5C8-XA 1.58%
(b)(c)
03/15/2059 333,273
5,853,095 Series 2026-5C9-XA 1.46%
(b)(c)
05/15/2059 307,401
Total Non-Agency Commercial Mortgage-Backed
Obligations
(Cost $30,069,624) 29,639,154
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS 34.1%
Angel Oak Mortgage Trust ,
1,750,000 Series 2026-1-M1 5.53%
(a)(b)
02/25/2071 1,725,739
1,500,000 Series 2026-3-M1 6.00%
(a)(b)
06/25/2071 1,503,519
AREIT Trust ,
330,619 Series 2022-CRE6-A
(SOFR 30 Day
Average + 1.25%,
1.25% Floor) 4.86%
(a)
01/20/2037 331,069
Aspire Mortgage Trust ,
1,750,000 Series 2026-1-M1 5.40%
(a)(b)
01/25/2066 1,748,407
BRAVO Residential Funding Trust ,
1,300,000 Series
2026-NQM1-M1 5.65%
(a)(b)
12/25/2065 1,287,828
1,900,000 Series
2026-NQM4-M1 6.02%
(a)(b)
03/25/2066 1,893,990
1,300,000 Series 2026-NQM6-A2 5.68%
(a)(d)
05/25/2066 1,303,235
1,300,000 Series
2026-NQM6-M1 5.96%
(a)(b)
05/25/2066 1,303,228
COLT Mortgage Loan Trust ,
1,750,000 Series 2026-2-M1 5.42%
(a)(b)
03/25/2071 1,753,633
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Connecticut Avenue Securities Trust ,
1,250,000 Series 2023-R01-
1M2 (SOFR 30 Day
Average + 3.75%) 7.38%
(a)
12/25/2042 1,295,069
1,300,000 Series 2024-R01-
1M2 (SOFR 30 Day
Average + 1.80%,
1.80% Floor) 5.43%
(a)
01/25/2044 1,309,518
1,000,000 Series 2024-R02-
1B1 (SOFR 30 Day
Average + 2.50%) 6.13%
(a)
02/25/2044 1,025,388
1,200,000 Series 2024-R03-
2M2 (SOFR 30 Day
Average + 1.95%) 5.58%
(a)
03/25/2044 1,209,924
1,250,000 Series 2024-R04-
1B1 (SOFR 30 Day
Average + 2.20%) 5.83%
(a)
05/25/2044 1,272,435
1,060,480 Series 2024-R05-
2M2 (SOFR 30 Day
Average + 1.70%,
1.90% Floor) 5.33%
(a)
07/25/2044 1,062,754
Cross Mortgage Trust ,
462,012 Series 2024-H1-A1 6.09%
(a)(d)
12/25/2068 463,106
CSMC Trust ,
1,372,000 Series 2021-NQM4-B2 4.18%
(a)(b)
05/25/2066 1,073,907
Deephaven Residential Mortgage Trust ,
1,750,000 Series 2026-INV1-M1 5.77%
(a)(b)
12/25/2070 1,729,421
EFMT ,
1,147,275 Series 2025-INV5-A3 5.38%
(a)(d)
12/25/2070 1,137,833
1,200,000 Series 2025-INV5-M1 5.84%
(a)(b)
12/25/2070 1,188,926
961,472 Series 2025-NQM2-A3 5.95%
(a)(d)
06/25/2070 963,139
1,250,000 Series
2025-NQM2-M1A 6.27%
(a)(b)
06/25/2070 1,253,026
1,500,000 Series
2025-NQM5-M1 5.77%
(a)(b)
11/25/2070 1,485,448
1,500,000 Series
2026-NQM3-M1 5.70%
(a)(b)
03/25/2071 1,484,060
FHLMC STACR REMICS Trust ,
1,200,000 Series 2024-DNA1-M2
(SOFR 30 Day
Average + 1.95%) 5.58%
(a)
02/25/2044 1,212,752
J.P. Morgan Mortgage Trust ,
2,500,000 Series 2026-NQX2-A2 5.83%
(a)(d)
10/25/2066 2,511,295
2,000,000 Series 2026-NQX2-M1 6.35%
(a)(b)
10/25/2066 2,018,134
MFA Trust ,
1,065,703 Series 2025-NQM5-A3 5.44%
(a)(d)
11/25/2070 1,065,907
1,200,000 Series
2025-NQM5-M1 5.89%
(a)(b)
11/25/2070 1,200,777
Morgan Stanley Residential Mortgage Loan Trust ,
1,500,000 Series
2026-NQM1-M1 5.67%
(a)(b)
12/25/2070 1,474,148
New Residential Mortgage Loan Trust ,
1,750,000 Series
2026-NQM2-M1 5.48%
(a)(b)
12/25/2065 1,722,218
982,822 Series 2026-NQM6-A3 5.60%
(a)(d)
05/25/2066 979,891
1,000,000 Series
2026-NQM6-M1 5.78%
(a)(b)
05/25/2066 995,813
OBX Trust ,
481,525 Series
2024-NQM10-A1 6.18%
(a)(d)
05/25/2064 485,906
1,750,000 Series 2026-R1-M1 5.56%
(a)(b)
01/25/2063 1,722,010
PFP Ltd. ,
298,659 Series 2024-11-B
(CME Term SOFR 1
Month + 2.49%) 6.10%
(a)
09/17/2039 299,407

|
June 30, 2026

PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
PRKCM Trust ,
2,115,853 Series 2026-AFC3-A3 5.69%
(a)(d)
05/01/2061 2,106,686
1,747,000 Series 2026-AFC3-M1 6.13%
(a)(b)
05/01/2061 1,740,432
PRPM LLC ,
1,042,180 Series 2025-4-A1 6.18%
(a)(d)
06/25/2030 1,040,151
1,100,000 Series 2025-6-A2 8.33%
(a)(d)
08/25/2028 1,098,248
1,200,000 Series 2025-7-A2 7.45%
(a)(d)
08/25/2030 1,198,565
PRPM Trust ,
1,300,000 Series 2025-NQM3-B1 6.86%
(a)(b)
05/25/2070 1,298,827
Santander Mortgage Asset Receivable Trust ,
1,200,000 Series 2025-NQM6-B1 6.82%
(a)(b)
11/25/2065 1,189,984
1,750,000 Series
2026-NQM1-M1 5.80%
(a)(b)
11/25/2065 1,729,178
1,750,000 Series
2026-NQM2-M1 5.69%
(a)(b)
01/25/2066 1,722,175
SG Residential Mortgage Trust ,
1,250,000 Series 2021-1-B2 4.30%
(a)(b)
07/25/2061 937,511
Verus Securitization Trust ,
1,500,000 Series 2021-3-B2 3.96%
(a)(b)
06/25/2066 1,155,809
1,000,000 Series 2024-1-M1 6.67%
(a)(b)
01/25/2069 1,003,465
1,250,000 Series 2024-6-M1 6.18%
(a)(b)
07/25/2069 1,255,956
1,163,157 Series 2025-10-A2 5.21%
(a)(d)
06/25/2070 1,156,268
1,163,157 Series 2025-10-A3 5.37%
(a)(d)
06/25/2070 1,157,118
1,830,601 Series 2025-11-A3 5.27%
(a)(d)
11/25/2070 1,815,149
500,000 Series 2025-11-B1 6.41%
(a)(b)
11/25/2070 496,497
1,100,000 Series 2025-3-B1 7.49%
(a)(b)
05/25/2070 1,107,368
1,108,662 Series 2025-R2-A3 5.34%
(a)(d)
07/25/2067 1,100,494
1,200,000 Series 2025-R2-M1 5.82%
(a)(b)
07/25/2067 1,199,069
1,750,000 Series 2026-1-M1 5.67%
(a)(b)
01/25/2071 1,727,108
Total Non-Agency Residential Collateralized
Mortgage Obligations
(Cost $74,872,805) 73,728,918
U.S. GOVERNMENT AND AGENCY MORTGAGE-BACKED OBLIGATIONS 17.2%
FHLMC ,
19,207,000 Series 2021-P010-X 0.91%
(b)(c)
10/25/2029 436,571
FHLMC REMICS ,
968,388 Series 5004-LS (SOFR
30 Day Average +
6.04%, 6.15% Cap) 2.41%
(c)
07/25/2050 106,424
6,953,176 Series 5038-IQ 2.50%
(c)
10/25/2050 1,116,651
3,348,674 Series 5112-SC (SOFR
30 Day Average +
2.50%, 2.50% Cap) 0.00%
(c)
06/25/2051 866
3,013,928 Series 5127-AI 3.00%
(c)
06/25/2051 519,071
3,060,501 Series 5166-DI 3.00%
(c)
09/15/2048 367,261
2,486,123 Series 5547-QI 3.00%
(c)
04/25/2051 437,182
1,790,158 Series 5673-FB (SOFR
30 Day Average +
1.10%, 6.50% Cap) 4.73% 06/25/2056 1,792,650
FHLMC UMBS ,
1,360,685 Pool SD6509 6.00% 08/01/2054 1,399,723
1,895,622 Pool SL2062 5.50% 07/01/2055 1,927,215
2,894,068 Pool SL2456 5.50% 08/01/2055 2,919,602
2,659,776 Pool SL3050 5.50% 09/01/2055 2,712,303
1,835,000 Pool SL5610 6.00% 03/01/2056 1,890,447
FNMA ACES ,
885,189 Series 2020-M10-X2 1.84%
(b)(c)
12/25/2030 43,675
FNMA REMICS ,
858,377 Series 2020-54-AS
(SOFR 30 Day
Average + 6.04%,
6.15% Cap) 2.41%
(c)
08/25/2050 93,026
2,831,685 Series 2020-75-WI 2.50%
(c)
11/25/2050 439,958
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
1,097,172 Series 2020-77-S
(SOFR 30 Day
Average + 4.15%,
4.15% Cap) 0.52%
(c)
11/25/2050 36,269
3,399,695 Series 2020-80-IB 2.50%
(c)
11/25/2050 537,274
3,249,472 Series 2021-20-PI 2.50%
(c)
04/25/2051 499,627
2,700,557 Series 2021-3-MI 3.50%
(c)
02/25/2051 516,147
1,771,545 Series 2021-43- 2.50%
(c)
06/25/2051 268,874
3,599,008 Series 2021-85-IN 2.50%
(c)
02/25/2050 565,740
2,768,132 Series 2022-68-FB
(SOFR 30 Day
Average + 0.87%,
6.00% Cap) 4.50% 10/25/2052 2,752,374
3,474,424 Series 2024-22-IE 2.50%
(c)
11/25/2050 549,878
406,647 Series 2024-32- 2.50%
(c)
04/25/2051 61,124
FNMA STRIPS ,
5,085,959 Series 437-C2 1.50%
(c)
03/25/2052 477,160
GNMA ,
1,031,151 Series 2015-124-AF
(CME Term SOFR
1 Month + 0.36%,
6.50% Cap) 4.00% 09/20/2045 1,008,444
1,696,040 Series 2020-138-IL 3.50%
(c)
09/20/2050 322,200
1,365,615 Series 2020-142-SD
(CME Term SOFR
1 Month + 6.19%,
6.30% Cap) 2.55%
(c)
09/20/2050 173,735
2,513,577 Series 2020-151-TI 2.50%
(c)
10/20/2050 348,205
3,563,190 Series 2020-167-DI 2.50%
(c)
11/20/2050 511,576
3,388,098 Series 2020-173-AI 2.50%
(c)
11/20/2050 483,227
814,772 Series 2020-189-SP
(CME Term SOFR
1 Month + 6.19%,
6.30% Cap) 2.55%
(c)
12/20/2050 101,713
1,778,017 Series 2020-196-DI 2.50%
(c)
12/20/2050 243,068
2,935,739 Series 2021-125-
AS (SOFR 30 Day
Average + 3.25%,
3.25% Cap) 0.00%
(c)
07/20/2051 16,558
2,145,917 Series 2021-15-PI 3.00%
(c)
01/20/2051 334,215
2,063,786 Series 2021-189- 0.88%
(b)(c)
06/16/2061 127,183
2,271,526 Series 2021-2- 0.89%
(b)(c)
06/16/2063 143,198
2,486,127 Series 2021-46-ES
(CME Term SOFR
1 Month + 2.69%,
2.80% Cap) 0.00%
(c)
03/20/2051 7,811
3,466,802 Series 2021-59-S
(SOFR 30 Day
Average + 2.60%,
2.60% Cap) 0.00%
(c)
04/20/2051 9,152
3,215,229 Series 2021-80- 0.90%
(b)(c)
12/16/2062 216,428
1,277,649 Series 2021-98-SB
(CME Term SOFR
1 Month + 6.19%,
6.30% Cap) 2.55%
(c)
06/20/2051 133,407
3,915,267 Series 2022-105- 2.50%
(c)
06/20/2051 558,512
25,620,084 Series 2022-109- 0.62%
(b)(c)
08/16/2064 1,269,229
812,177 Series 2022-112-AI 2.50%
(c)
10/20/2050 119,701
21,600,015 Series 2022-13- 0.83%
(b)(c)
01/16/2063 1,313,415
21,655,397 Series 2022-21- 0.79%
(b)(c)
10/16/2063 1,304,112
358,909 Series 2022-218-IB 3.00%
(c)
07/20/2050 60,580
17,810,051 Series 2022-67- 0.90%
(b)(c)
08/16/2063 1,291,556
30,098,597 Series 2022-77- 0.51%
(b)(c)
09/16/2063 1,292,942
3,781,066 Series 2022-83- 2.50%
(c)
11/20/2051 535,525
2,890,835 Series 2023-19-GI 3.00%
(c)
11/20/2051 404,051

DoubleLine ETF Trust
Schedule of Investments DoubleLine Securitized Credit ETF
(Cont.)
(Unaudited)
June 30, 2026
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
2,117,023 Series 2023-79-JI 2.50%
(c)
02/20/2051 285,227
1,612,689 Series 2024-13-IA 3.00%
(c)
05/20/2051 257,844
8,057,783 Series 2024-156-IA 0.87%
(b)(c)
07/16/2066 552,749
3,573,022 Series 2024-158- 1.08%
(b)(c)
12/16/2065 269,815
670,853 Series 2024-170- 0.89%
(b)(c)
03/16/2066 47,547
1,205,092 Series 2024-170-AI 0.76%
(b)(c)
10/16/2065 71,550
2,678,658 Series 2024-24-DI 3.50%
(c)
11/20/2051 466,414
3,167,310 Series 2024-6-BI 3.00%
(c)
12/20/2051 452,415
Total U.S. Government and Agency Mortgage-
Backed Obligations
(Cost $38,372,465) 37,200,396
SHORT TERM INVESTMENTS 8.9%
19,167,133 JPMorgan U.S.
Government Money
Market Fund - Class
IM 3.59%
(e)
19,167,133
Total Short Term Investments
(Cost $19,167,133) 19,167,133
Total Investments 102.6%
(Cost $224,710,192) 221,689,422
Liabilities in Excess of Other Assets (2.6)% (5,558,972)
NET ASSETS 100.0% $216,130,450
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2026, the value of these securities amounted to approximately $147,953,599 or 68.46% of net assets.
(b) Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(c) Interest only security.
(d) Step bond; coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(e) Seven-day yield as of period end.
Abbreviations:
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage Backed Securities
STACR Structured Agency Credit Risk
STRIPS Separate Trading of Registered Interest and Principal of Securities
REMIC Real Estate Mortgage Investment Conduit
ACES Alternative Credit Enhancement Securities

Schedule of Investments DoubleLine Ultrashort Income ETF
(Unaudited)
June 30, 2026
|
June 30, 2026

P RINCIPAL
A MOUNT
$/S HARES
S ECURITY
D ESCRIPTION R ATE M ATURITY V ALUE $
ASSET-BACKED OBLIGATIONS 10.6%
ACHV ABS Trust ,
650,799 Series 2025-1PL-A 4.76%
(a)
04/26/2032 651,273
Affirm Asset Securitization Trust ,
980,000 Series 2024-B-A 4.62%
(a)
09/15/2029 980,993
699,471 Series 2025-X2-A 4.45%
(a)
10/15/2030 700,026
759,211 Series 2026-X1-A 4.27%
(a)
04/15/2031 759,008
Affirm Master Trust ,
750,000 Series 2025-1A-A 4.99%
(a)
02/15/2033 753,059
105,000 Series 2026-1A-A 4.37%
(a)
02/15/2034 104,474
AutoNation Finance Trust ,
400,000 Series 2025-1A-A3 4.62%
(a)
11/13/2029 400,976
1,000,000 Series 2026-2A-A1 3.96%
(a)
06/15/2027 999,948
750,000 Series 2026-2A-A2 4.29%
(a)
09/17/2029 749,483
CarMax Select Receivables Trust ,
1,000,000 Series 2026-B-A1 4.02% 06/15/2027 1,000,019
750,000 Series 2026-B-A2 4.35% 04/16/2029 749,909
Carvana Auto Receivables Trust ,
968,667 Series 2022-N1-A2 3.21%
(a)
12/11/2028 961,163
Cherry Securitization Trust ,
955,000 Series 2024-1A-A 5.70%
(a)
04/15/2032 957,011
Drive Auto Receivables Trust ,
500,000 Series 2024-2-B 4.52% 07/16/2029 500,420
Hyundai Auto Receivables Trust ,
1,000,000 Series 2026-B-A2A 4.19% 05/15/2029 999,786
OneMain Financial Issuance Trust ,
800,000 Series 2019-2A-A 3.14%
(a)
10/14/2036 790,029
646,556 Series 2020-2A-A 1.75%
(a)
09/14/2035 639,505
728,457 Series 2021-1A-A1 1.55%
(a)
06/16/2036 714,932
Pagaya Ai Debt Grantor Trust ,
331,168 Series 2024-9-A 5.07%
(a)
03/15/2032 331,411
Porsche Innovative Lease Owner Trust ,
1,000,000 Series 2026-1A-A2A 4.10% 10/20/2028 998,855
Reach ABS Trust ,
932,009 Series 2026-2A-A 4.34%
(a)
02/15/2035 931,252
Santander Drive Auto Receivables Trust ,
962,000 Series 2024-5-B 4.63% 08/15/2029 963,173
SoFi Consumer Loan Program Trust ,
620,546 Series 2025-4-A 4.24%
(a)
08/25/2035 619,928
730,905 Series 2026-2-A 4.27%
(a)
03/25/2036 730,133
Tesla Auto Lease Trust ,
174,392 Series 2024-B-A3 4.82%
(a)
10/20/2027 174,638
750,000 Series 2024-B-A4 4.88%
(a)
06/20/2028 751,337
Upgrade Master Pass-Thru Trust ,
763,536 Series 2025-ST5-A 4.79%
(a)
09/15/2032 763,496
713,167 Series 2025-ST7-A 4.55%
(a)
11/15/2032 712,896
Upstart Securitization Trust ,
660,657 Series 2025-2-A2 5.22%
(a)
06/20/2035 661,515
Westlake Automobile Receivables Trust ,
1,000,000 Series 2026-1A-A2A 4.02%
(a)
09/15/2028 999,060
Total Asset-Backed Obligations
(Cost $22,057,228) 22,049,708
COLLATERALIZED LOAN OBLIGATIONS 11.2%
Balboa Bay Loan Funding Ltd. ,
3,750,000 Series 2023-2A-A1R
(CME Term SOFR 3
Month + 1.15%) 4.83%
(a)
10/20/2036 3,753,217
Buckhorn Park CLO Ltd. ,
1,000,000 Series 2019-1A-ARR
(CME Term SOFR 3
Month + 1.07%) 4.75%
(a)
07/18/2034 1,000,609
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Captree Park CLO Ltd. ,
1,000,000 Series 2024-1A-A1R
(CME Term SOFR 3
Month + 1.20%) 4.88%
(a)
07/20/2037 1,000,000
CIFC Funding Ltd. ,
2,000,000 Series 2017-1A-AR3
(CME Term SOFR 3
Month + 1.20%) 4.87%
(a)
04/21/2037 2,000,987
Dryden 83 CLO Ltd. ,
500,000 Series 2020-83A-AR2
(CME Term SOFR 3
Month + 1.21%) 4.85%
(a)
04/18/2037 500,315
Fort Greene Park CLO LLC ,
5,400,000 Series 2025-2A-AR
(CME Term SOFR 3
Month + 0.95%) 4.61%
(a)
04/22/2034 5,401,277
KREF Ltd. ,
552,965 Series 2021-FL2-AS
(CME Term SOFR
1 Month + 1.41%,
1.30% Floor) 5.05%
(a)
02/15/2039 554,245
LoanCore Issuer Ltd. ,
100,000 Series 2021-CRE6-AS
(CME Term SOFR 1
Month + 1.76%) 5.39%
(a)
11/15/2038 100,202
MF1 Multifamily Housing Mortgage Loan Trust ,
396,302 Series 2021-FL7-A
(CME Term SOFR
1 Month + 1.19%,
1.08% Floor) 4.83%
(a)
10/16/2036 396,784
Octagon Investment Partners 51 Ltd. ,
1,000,000 Series 2021-1A-AR
(CME Term SOFR 3
Month + 0.99%) 4.67%
(a)
07/20/2034 1,000,295
Palmer Square CLO Ltd. ,
1,000,000 Series 2018-1A-A1R2
(CME Term SOFR 3
Month + 1.21%) 4.85%
(a)
04/18/2037 1,000,619
Palmer Square Loan Funding Ltd. ,
464,183 Series 2024-3A-A1R
(CME Term SOFR 3
Month + 0.82%) 4.47%
(a)
08/08/2032 464,194
Thompson Park CLO Ltd. ,
3,100,000 Series 2021-1A-A1R
(CME Term SOFR 3
Month + 1.05%) 4.72%
(a)
04/15/2034 3,101,734
Trimaran Cavu Ltd. ,
3,000,000 Series 2019-1A-A1R
(CME Term SOFR 3
Month + 1.19%) 4.87%
(a)
01/20/2037 3,003,559
Total Collateralized Loan Obligations
(Cost $23,261,592) 23,278,037
FOREIGN CORPORATE BONDS 6.4%
CANADA 2.8%
1,540,000 Canadian Imperial
Bank of Commerce
(SOFR + 0.93%) 4.51% 09/11/2027 1,539,864
2,156,000 Enbridge, Inc. 3.70% 07/15/2027 2,141,809
987,000 National Bank of
Canada (SOFR +
0.64%) 4.37% 04/30/2028 985,280
1,152,000 Royal Bank of Canada
(SOFR + 0.79%) 5.07% 07/23/2027 1,152,597
5,819,550

DoubleLine ETF Trust
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
GERMANY 0.7%
1,537,000 Daimler Truck
Finance North
America LLC 4.30%
(a)
08/12/2027 1,534,125
IRELAND 0.8%
1,732,000 AerCap Ireland
Capital DAC 3.88% 01/23/2028 1,711,719
NETHERLANDS 0.6%
1,279,000 Cooperatieve
Rabobank UA (US
Treasury Yield
Curve Rate T Note
Constant Maturity
1 Year + 1.22%) 3.65%
(a)
04/06/2028 1,271,218
SWITZERLAND 0.7%
1,339,000 UBS Group AG 4.25%
(a)
03/23/2028 1,332,645
UNITED KINGDOM 0.8%
1,718,000 BAT Capital Corp. 4.70% 04/02/2027 1,721,451
Total Foreign Corporate Bonds
(Cost $13,405,338) 13,390,708
NON-AGENCY COMMERCIAL MORTGAGE-BACKED OBLIGATIONS 10.3%
245 Park Avenue Trust ,
200,000 Series 2017-245P-A 3.51%
(a)
06/05/2037 197,572
280 Park Avenue Mortgage Trust ,
250,000 Series 2017-280P-A
(CME Term SOFR
1 Month + 1.18%,
1.13% Floor) 4.81%
(a)
09/15/2034 249,710
ALA Trust ,
240,000 Series 2025-OANA-A
(CME Term SOFR 1
Month + 1.74%) 5.37%
(a)
06/15/2040 241,395
ARES Commercial Mortgage Trust ,
300,000 Series 2024-IND-A
(CME Term SOFR 1
Month + 1.69%) 5.32%
(a)
07/15/2041 300,901
BANK ,
288,120 Series 2017-BNK5-A4 3.13% 06/15/2060 284,776
275,197 Series
2018-BN11-ASB 4.01% 03/15/2061 273,834
181,804 Series
2018-BN12-ASB 4.16%
(b)
05/15/2061 180,831
101,879 Series
2019-BN22-ASB 2.90% 11/15/2062 99,285
Bank of America Merrill Lynch Commercial Mortgage Trust ,
1,001,336 Series 2017-BNK3-A3 3.31% 02/15/2050 996,127
Barclays Commercial Mortgage Trust ,
807,634 Series 2019-C3-ASB 3.46% 05/15/2052 797,447
BBCMS Mortgage Trust ,
718,425 Series 2018-C2-ASB 4.24% 12/15/2051 715,298
Benchmark Mortgage Trust ,
788,879 Series 2019-B12-AAB 3.04% 08/15/2052 772,767
618,253 Series 2024-V8-A1 5.51% 07/15/2057 623,761
BLP Commercial Mortgage Trust ,
182,644 Series 2024-IND2-A
(CME Term SOFR 1
Month + 1.34%) 4.97%
(a)
03/15/2041 183,016
BMP Commercial Mortgage Trust ,
250,000 Series 2024-MF23-B
(CME Term SOFR 1
Month + 1.64%) 5.27%
(a)
06/15/2041 250,513
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
BX Commercial Mortgage Trust ,
92,260 Series 2021-21M-A
(CME Term SOFR
1 Month + 0.84%,
0.73% Floor) 4.47%
(a)
10/15/2036 92,266
102,336 Series 2021-ACNT-A
(CME Term SOFR
1 Month + 0.96%,
0.85% Floor) 4.59%
(a)
11/15/2038 102,345
280,000 Series 2022-AHP-AS
(CME Term SOFR 1
Month + 1.49%) 5.12%
(a)
01/17/2039 280,153
303,538 Series 2024-AIRC-A
(CME Term SOFR 1
Month + 1.69%) 5.32%
(a)
08/15/2041 305,015
247,927 Series 2024-MF-A
(CME Term SOFR 1
Month + 1.44%) 5.07%
(a)
02/15/2039 248,598
163,855 Series 2025-BCAT-A
(CME Term SOFR 1
Month + 1.38%) 5.01%
(a)
08/15/2042 164,414
160,000 Series 2026-ALOHA-A
(CME Term SOFR 1
Month + 1.35%) 4.98%
(a)
04/15/2043 160,326
BX Mortgage Trust ,
400,000 Series 2021-PAC-A
(CME Term SOFR 1
Month + 0.80%) 4.43%
(a)
10/15/2036 399,982
BX Trust ,
250,679 Series 2021-BXMF-A
(CME Term SOFR 1
Month + 0.75%) 4.38%
(a)
10/15/2026 250,617
10,569 Series 2021-LGCY-A
(CME Term SOFR 1
Month + 0.62%) 4.25%
(a)
10/15/2036 10,566
54,740 Series 2022-VAMF-B
(CME Term SOFR 1
Month + 1.28%) 4.91%
(a)
01/15/2039 54,732
263,000 Series 2025-DIME-A
(CME Term SOFR 1
Month + 1.15%) 4.78%
(a)
02/15/2035 262,645
314,249 Series 2025-ROIC-B
(CME Term SOFR 1
Month + 1.39%) 5.02%
(a)
03/15/2030 313,849
BXP Trust ,
300,000 Series 2017-GM-A 3.38%
(a)
06/13/2039 295,720
CD Mortgage Trust ,
113,799 Series 2016-CD2-A3 3.25% 11/10/2049 113,372
4,609 Series 2016-CD2-ASB 3.35% 11/10/2049 4,597
CIP Commercial Mortgage Trust ,
280,000 Series 2025-SBAY-A
(CME Term SOFR 1
Month + 1.40%) 5.03%
(a)
10/15/2037 281,057
Citigroup Commercial Mortgage Trust ,
285,781 Series 2017-C4-AAB 3.30% 10/12/2050 283,677
705,406 Series 2017-P7-A3 3.44% 04/14/2050 700,993
168,568 Series 2017-P7-AAB 3.51% 04/14/2050 168,267
965,852 Series 2018-B2-AAB 3.96% 03/10/2051 961,533
Commercial Mortgage Trust ,
259,105 Series
2018-COR3-ASB 4.18% 05/10/2051 258,322
CSAIL Commercial Mortgage Trust ,
29,826 Series 2017-CX9-ASB 3.26% 09/15/2050 29,748
260,656 Series 2018-C14-ASB 4.36%
(b)
11/15/2051 260,048
DBGS Mortgage Trust ,
124,074 Series 2018-C1-ASB 4.30% 10/15/2051 123,786

|
June 30, 2026

Schedule of Investments DoubleLine Ultrashort Income ETF
(Cont.)
(Unaudited)
June 30, 2026
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
EQUS Mortgage Trust ,
278,084 Series 2021-EQAZ-A
(CME Term SOFR 1
Month + 1.02%) 4.65%
(a)
10/15/2038 278,088
Extended Stay America Trust ,
288,940 Series 2025-ESH-A
(CME Term SOFR 1
Month + 1.30%) 4.93%
(a)
10/15/2042 289,916
276,392 Series 2026-ESH2-A
(CME Term SOFR 1
Month + 1.20%) 4.83%
(a)
02/15/2043 277,070
Great Wolf Trust ,
250,000 Series 2024-WOLF-A
(CME Term SOFR 1
Month + 1.54%) 5.17%
(a)
03/15/2039 250,778
GS Mortgage Securities Trust ,
26,724 Series 2016-GS4-A3 3.18% 11/10/2049 26,690
141,589 Series 2017-GS5-A3 3.41% 03/10/2050 140,813
1,000,000 Series 2017-GS8-A3 3.21% 11/10/2050 987,901
319,418 Series 2018-GS9-AAB 3.98%
(b)
03/10/2051 318,087
GWT ,
250,000 Series 2024-WLF2-A
(CME Term SOFR 1
Month + 1.69%) 5.32%
(a)
05/15/2041 250,904
Hilton USA Trust ,
200,000 Series 2016-HHV-A 3.72%
(a)
11/05/2038 199,326
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
225,000 Series 2025-BMS-A
(CME Term SOFR 1
Month + 1.60%) 5.23%
(a)
01/15/2042 224,880
JPMCC Commercial Mortgage Securities Trust ,
152,104 Series 2017-JP5-ASB 3.55% 03/15/2050 151,756
JPMDB Commercial Mortgage Securities Trust ,
167,813 Series 2017-C5-A4 3.41% 03/15/2050 166,908
MHP Commercial Mortgage Trust ,
250,000 Series 2021-STOR-A
(CME Term SOFR 1
Month + 0.81%) 4.44%
(a)
07/15/2038 249,900
Morgan Stanley Bank of America Merrill Lynch Trust ,
271,036 Series 2016-C32-A3 3.46% 12/15/2049 270,072
14,351 Series 2016-C32-ASB 3.51% 12/15/2049 14,325
Morgan Stanley Capital I Trust ,
5,475 Series
2016-UB12-ASB 3.44% 12/15/2049 5,462
NRTH Commercial Mortgage Trust ,
300,000 Series 2025-PARK-A
(CME Term SOFR 1
Month + 1.39%) 5.02%
(a)
10/15/2040 301,133
NYC Commercial Mortgage Trust ,
300,000 Series 2025-3BP-A
(CME Term SOFR
1 Month + 1.21%,
1.21% Floor) 4.84%
(a)
02/15/2042 300,208
NYO Commercial Mortgage Trust ,
230,000 Series 2021-1290-A
(CME Term SOFR 1
Month + 1.21%) 4.84%
(a)
11/15/2038 229,983
PLYM Commercial Mortgage Trust ,
100,000 Series 2026-IND-A
(CME Term SOFR 1
Month + 1.25%) 4.88%
(a)
03/15/2043 100,191
SCG Trust ,
300,000 Series 2025-SNIP-A
(CME Term SOFR 1
Month + 1.50%) 5.13%
(a)
09/15/2042 301,336
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
SFO Commercial Mortgage Trust ,
250,000 Series 2021-555-A
(CME Term SOFR 1
Month + 1.51%) 5.14%
(a)
05/15/2038 250,048
SHRN Trust ,
300,000 Series 2025-MF18-A
(CME Term SOFR 1
Month + 1.20%) 4.83%
(a)
10/15/2040 300,163
SMRT ,
200,000 Series 2022-MINI-B
(CME Term SOFR 1
Month + 1.35%) 4.98%
(a)
01/15/2039 199,975
SPGN Trust ,
300,000 Series 2026-TFLM-A
(CME Term SOFR 1
Month + 1.30%) 4.93%
(a)
02/15/2041 300,521
SREIT Trust ,
100,000 Series 2021-PALM-A
(CME Term SOFR 1
Month + 0.70%) 4.33%
(a)
10/15/2034 100,024
UBS Commercial Mortgage Trust ,
404,357 Series 2018-C10-ASB 4.21% 05/15/2051 401,884
303,054 Series 2019-C16-ASB 3.46% 04/15/2052 298,454
Wells Fargo Commercial Mortgage Trust ,
376,530 Series 2016-C36-A3 2.81% 11/15/2059 375,225
718,025 Series 2017-C39-A4 3.16% 09/15/2050 707,921
747,265 Series 2018-C44-ASB 4.17% 05/15/2051 743,928
Total Non-Agency Commercial Mortgage-Backed
Obligations
(Cost $21,313,859) 21,307,731
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS 10.9%
Connecticut Avenue Securities Trust ,
3,456,849 Series 2024-R06-
1A1 (SOFR 30 Day
Average + 1.15%) 4.78%
(a)
09/25/2044 3,466,755
1,487,634 Series 2025-R02-
1A1 (SOFR 30 Day
Average + 1.00%) 4.63%
(a)
02/25/2045 1,490,034
3,136,523 Series 2025-R03-
2A1 (SOFR 30 Day
Average + 1.45%) 5.08%
(a)
03/25/2045 3,152,618
1,276,063 Series 2025-R05-
2A1 (SOFR 30 Day
Average + 1.00%) 4.63%
(a)
07/25/2045 1,278,398
1,358,660 Series 2025-R06-
1A1 (SOFR 30 Day
Average + 0.90%) 4.53%
(a)
09/25/2045 1,360,054
2,801,112 Series 2026-R03-
2A1 (SOFR 30 Day
Average + 1.10%) 4.73%
(a)
04/25/2046 2,809,804
FHLMC STACR REMICS Trust ,
1,088,602 Series 2023-HQA3-A1
(SOFR 30 Day
Average + 1.85%) 5.48%
(a)
11/25/2043 1,094,116
604,817 Series 2024-DNA1-A1
(SOFR 30 Day
Average + 1.35%) 4.98%
(a)
02/25/2044 607,033
2,265,663 Series 2024-DNA2-A1
(SOFR 30 Day
Average + 1.25%) 4.88%
(a)
05/25/2044 2,273,950
71,795 Series 2024-DNA3-A1
(SOFR 30 Day
Average + 1.05%) 4.68%
(a)
10/25/2044 71,934

DoubleLine ETF Trust
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
1,603,000 Series 2025-DNA4-A1
(SOFR 30 Day
Average + 0.90%) 4.53%
(a)
10/25/2045 1,604,276
3,368,750 Series 2026-HQA1-A1
(SOFR 30 Day
Average + 1.00%) 4.63%
(a)
05/25/2046 3,376,316
Total Non-Agency Residential Collateralized
Mortgage Obligations
(Cost $22,572,621) 22,585,288
U.S. CORPORATE BONDS 14.3%
1,526,000 American Express Co.
(SOFR + 0.97%) 5.39% 07/28/2027 1,527,005
2,184,000 AvalonBay
Communities, Inc. 3.20% 01/15/2028 2,143,625
1,553,000 Bank of America
Corp. (SOFR +
0.96%) 1.73% 07/22/2027 1,550,654
870,000 Bank of America
Corp. (CME Term
SOFR 3 Month +
1.77%) 3.71% 04/24/2028 864,220
1,529,000 BP Capital Markets
America, Inc. 5.02% 11/17/2027 1,543,079
866,000 Citigroup, Inc. (SOFR
+ 1.89%) 4.66% 05/24/2028 866,775
1,570,000 Entergy Arkansas LLC 4.00% 06/01/2028 1,557,835
2,000,000 ERP Operating LP 3.50% 03/01/2028 1,969,793
200,000 Evergy Missouri
West, Inc. 5.15%
(a)
12/15/2027 200,929
1,000,000 FirstEnergy
Pennsylvania
Electric Co. 3.25%
(a)
03/15/2028 977,381
114,000 Georgia-Pacific LLC 2.10%
(a)
04/30/2027 112,001
1,563,000 Goldman Sachs
Group, Inc. (The)
(SOFR + 0.82%) 1.54% 09/10/2027 1,554,311
873,000 Goldman Sachs
Group, Inc. (The)
(SOFR + 1.11%) 2.64% 02/24/2028 862,560
241,000 Hyundai Capital
America 3.00%
(a)
02/10/2027 238,846
1,346,000 Hyundai Capital
America 2.38%
(a)
10/15/2027 1,308,602
900,000 Hyundai Capital
America 1.80%
(a)
01/10/2028 862,014
243,000 JPMorgan Chase &
Co. (SOFR + 0.77%) 1.47% 09/22/2027 241,392
2,163,000 JPMorgan Chase &
Co. (SOFR + 1.56%) 4.32% 04/26/2028 2,159,396
2,128,000 Manufacturers &
Traders Trust Co. 4.70% 01/27/2028 2,133,605
1,555,000 Morgan Stanley
(SOFR + 0.86%) 1.51% 07/20/2027 1,552,471
100,000 NextEra Energy
Capital Holdings,
Inc. 4.90% 02/28/2028 100,555
1,527,000 PNC Financial
Services Group,
Inc. (The) (SOFR +
0.80%) 5.10% 07/23/2027 1,527,450
1,799,000 Realty Income Corp. 2.10% 03/15/2028 1,729,367
1,178,000 UDR, Inc. 3.50% 01/15/2028 1,159,519
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
885,000 Wells Fargo & Co.
(SOFR + 2.10%) 2.39% 06/02/2028 867,514
Total U.S. Corporate Bonds
(Cost $29,611,768) 29,610,899
U.S. GOVERNMENT AND AGENCY MORTGAGE-BACKED OBLIGATIONS 33.6%
FHLMC REMICS ,
10,552,523 Series 5181-IL 3.00%
(c)
01/25/2052 1,813,921
4,900,583 Series 5269-FL (SOFR
30 Day Average +
0.82%, 6.00% Cap) 4.45% 10/25/2052 4,887,955
866,311 Series 5470-FA (SOFR
30 Day Average +
1.10%, 6.50% Cap) 4.73% 11/25/2054 866,547
170,288 Series 5479-FB (SOFR
30 Day Average +
1.40%, 6.50% Cap) 5.03% 12/25/2054 172,128
4,112,662 Series 5494-FB (SOFR
30 Day Average +
1.10%, 6.50% Cap) 4.73% 01/25/2055 4,127,542
514,331 Series 5515-FB (SOFR
30 Day Average +
1.40%, 6.50% Cap) 5.03% 03/25/2055 520,654
943,450 Series 5598-FA (SOFR
30 Day Average +
1.15%, 6.50% Cap) 4.78% 11/25/2055 947,869
5,003,152 Series 5644-FE (SOFR
30 Day Average +
0.85%, 7.00% Cap) 4.48% 04/25/2056 5,008,805
6,792,312 Series 5658-FC (SOFR
30 Day Average +
1.05%, 6.00% Cap) 4.68% 05/25/2056 6,797,011
5,013,051 Series 5664-FD (SOFR
30 Day Average +
0.85%, 7.00% Cap) 4.48% 11/25/2055 5,018,759
5,069,781 Series 5669-FB (SOFR
30 Day Average +
0.75%, 7.50% Cap) 4.38% 06/25/2056 5,080,109
FNMA REMICS ,
552,227 Series 2018-86-MF
(SOFR 30 Day
Average + 0.41%,
6.50% Cap) 4.04% 12/25/2048 546,717
5,327,692 Series 2020-77-EI 2.50%
(c)
11/25/2050 839,498
12,604,634 Series 2023-2-EI 2.50%
(c)
04/25/2051 2,010,891
937,277 Series 2024-67-FA
(SOFR 30 Day
Average + 1.17%,
6.50% Cap) 4.80% 09/25/2054 941,843
342,043 Series 2025-18-FH
(SOFR 30 Day
Average + 1.40%,
1.40% Floor, 6.50%
Cap) 5.03% 08/25/2054 346,206
981,192 Series 2026-5-CF
(SOFR 30 Day
Average + 1.05%,
6.00% Cap) 4.68% 02/25/2056 978,396
7,000,000 Series 2026-54-FC
(SOFR 30 Day
Average + 0.90%,
7.00% Cap) 4.49% 07/25/2056 7,005,842

|
June 30, 2026

Schedule of Investments DoubleLine Ultrashort Income ETF
(Cont.)
(Unaudited)
June 30, 2026
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
GNMA ,
4,939,542 Series 2023-131-
CF (SOFR 30 Day
Average + 0.90%,
7.00% Cap) 4.51% 09/20/2053 4,961,686
7,969,151 Series 2023-181-IK 2.50%
(c)
05/20/2051 1,187,109
1,111,411 Series 2023-40-FB
(SOFR 30 Day
Average + 1.00%,
6.50% Cap) 4.61% 03/20/2053 1,112,649
723,192 Series 2024-167-
FD (SOFR 30 Day
Average + 1.05%,
6.50% Cap) 4.66% 10/20/2054 725,269
989,838 Series 2026-4-FC
(SOFR 30 Day
Average + 1.00%,
6.00% Cap) 4.61% 01/20/2056 986,362
4,989,986 Series 2026-46-FA
(SOFR 30 Day
Average + 0.95%,
6.00% Cap) 4.56% 03/20/2056 4,974,072
5,030,714 Series 2026-47-FB
(SOFR 30 Day
Average + 0.95%,
6.00% Cap) 4.56% 03/20/2056 4,994,940
794,497 Series 2026-49-FE
(SOFR 30 Day
Average + 1.00%,
6.00% Cap) 4.61% 03/20/2056 791,474
10,754,241 Series 2026-82-CI 3.50%
(c)
07/20/2046 2,009,816
Total U.S. Government and Agency Mortgage-
Backed Obligations
(Cost $69,614,446) 69,654,070
SHORT TERM INVESTMENTS 2.2%
4,631,210 JPMorgan U.S.
Government Money
Market Fund - Class
IM 3.59%
(d)
4,631,210
Total Short Term Investments
(Cost $4,631,210) 4,631,210
Total Investments 99.5%
(Cost $206,468,062) 206,507,651
Other Assets in Excess of Liabilities 0.5% 1,041,483
NET ASSETS 100.0% $207,549,134
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2026, the value of these securities amounted to approximately $79,588,468 or 38.35%
of net assets.
(b) Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(c) Interest only security.
(d) Seven-day yield as of period end.
Abbreviations:
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
SOFR Secured Overnight Financing Rate
STACR Structured Agency Credit Risk
REMIC Real Estate Mortgage Investment Conduit

Notes to Schedule of Investments

DoubleLine ETF Trust
(Unaudited)
June 30, 2026
1. Organization
DoubleLine ETF Trust, a Delaware statutory trust (the “Trust”), was formed on September 27, 2021 and is registered with the
Securities and Exchange Commission as an open-end management investment company. As of June 30, 2026, the Trust consists of ten series, DoubleLine Opportunistic Core Bond ETF (the “Opportunistic Core Bond ETF”), DoubleLine Shiller CAPE
®
U.S. Equities
ETF (the “Equities ETF”), DoubleLine Commercial Real Estate Debt ETF (the "Commercial Real Estate Debt ETF") (formerly known as
DoubleLine Commercial Real Estate ETF), DoubleLine Mortgage ETF (the "Mortgage ETF"), DoubleLine Commodity Strategy ETF (the
"Commodity Strategy ETF"), DoubleLine Fortune 500 Equal Weight ETF (the "Fortune 500 ETF"), DoubleLine Multi-Sector Income ETF
(the "Multi-Sector Income ETF"), DoubleLine Asset-Backed Securities ETF (the "Asset-Backed Securities ETF"), DoubleLine Securitized
Credit ETF (the "Securitized Credit ETF") and DoubleLine Ultrashort Income ETF (the "Ultrashort Income ETF"), (each a "Fund" and collectively the "Funds"). The Opportunistic Core Bond ETF, Equities ETF, Commercial Real Estate Debt ETF, Mortgage ETF, Fortune
500 ETF, Multi-Sector Income ETF, Asset-Backed Securities ETF, Securitized Credit ETF and Ultrashort Income ETF are managed by
DoubleLine ETF Adviser LP, and the Commodity Strategy ETF is managed by DoubleLine Alternatives LP (each, an “Adviser” and collectively, the “Advisers”), which are registered as an investment advisers with the U.S. Securities and Exchange Commission. Each
Fund offers one class of shares.
Each Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”), except the
Fortune 500 ETF, which is classified as a diversified fund. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund's total assets is not subject to this limitation.
The Funds' investment objectives and dates each Fund commenced operations and public trading are as follows:
The fiscal year end for the Funds is September 30, and the period covered by these Financial Statements is for the period ended June
30, 2026.
2. Significant Accounting Policies
Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, Financial Services
– Investment Companies, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).
Fund Name Investment Objective
Commencement of
Operations
Commencement of
Public Trading
DoubleLine Opportunistic Core Bond
ETF
Seek to maximize current income and total return
3/31/2022 4/5/2022
DoubleLine Shiller CAPE® U.S.
Equities ETF
Seek total return which exceeds the total return of the S&P
500® Index
3/31/2022 4/5/2022
DoubleLine Commercial Real Estate
Debt ETF
Seek current income and capital preservation and as a
secondary objective, seek long-term capital appreciation
3/31/2023 4/4/2023
DoubleLine Mortgage ETF Seek total return (capital appreciation and current income)
which exceeds the total return of its benchmark index, the
Bloomberg U.S. Mortgage-Backed Securities Index, over a
full market cycle
3/31/2023 4/4/2023
DoubleLine Commodity Strategy ETF
(Consolidated)
Seek total return (capital appreciation and current income)
1/31/2024 2/1/2024
DoubleLine Fortune 500 Equal
Weight ETF
Seek to track the investment results (before fees and
expenses) of the Barclays Fortune 500 Equal Weighted Total
Return Index
1/31/2024 2/1/2024
DoubleLine Multi-Sector Income ETF To provide income, with a secondary objective of capital appreciation.
11/29/2024 12/3/2024
DoubleLine Asset-Backed Securities
ETF
Seek long-term total return while striving to generate
current income.
2/28/2025 3/4/2025
DoubleLine Securitized Credit ETF Seek to provide income as a primary investment objective and total return as a secondary investment objective.
1/30/2026 2/2/2026
DoubleLine Ultrashort Income ETF Seek to generate current income and total return, consistent with preservation of capital.
3/31/2026 4/1/2026

Notes to Schedule of Investments
(Cont.)
(Unaudited)
June 30, 2026
|
June 30, 2026

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period ended June 30, 2026. These inputs are summarized in the three broad levels listed below:
Level 1— Unadjusted quoted market prices in active markets for identical securities
Level 2— Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
Level 3— Significant unobservable inputs (including the reporting entity’s estimates and assumptions)
Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.
Investments in registered open-end management investment companies will be valued based upon the net asset value ("NAV") of such investments and are categorized as Level 1 of the fair value hierarchy.
Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
The Funds' holdings in whole loans, securitizations and certain other types of alternative lending-related instruments may be valued based on prices provided by a third-party pricing service.
Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by an independent pricing service. Where an active secondary market does not exist to a reliable degree in the judgment of the Adviser, such loans will be valued at fair value based on certain factors.
In respect of certain commercial real estate-related, residential real estate-related and certain other investments for which a limited market may exist, the Funds may value such investments based on appraisals conducted by an independent valuation advisor or a similar pricing agent. However, an independent valuation firm may not be retained to undertake an evaluation of an asset unless the
NAV, market price and other aspects of an investment exceed certain significance thresholds.
Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these
Fixed-income class Examples of Inputs
All Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes;
    convertible securities
Standard inputs and underlying equity of the issuer
US bonds and notes of government and
    government agencies
Standard inputs
Residential and commercial mortgage-backed
obligations; asset-backed obligations
(including collateralized loan obligations)
Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans Standard inputs

Notes to Schedule of Investments
(Cont.)

DoubleLine ETF Trust
(Unaudited)
June 30, 2026
factors. These instruments are normally valued on the basis of valuations obtained from counterparties, published index closing levels or evaluated prices supplied by independent pricing services, some or all of which may be based on market data from trading on exchanges that closed significantly before the time as of which a Fund calculates its NAV. Forward foreign currency contracts are generally valued based on rates provided by independent data providers. Exchange traded futures and options on futures are generally valued at the settlement price determined by the relevant exchange on which they principally trade, and exchange traded options are generally valued at the last trade price on the exchange on which they principally trade. A Fund does not normally take into account trading, clearances or settlements that take place after the close of the principal exchange or market on which such securities are traded. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as
Level 2 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating each Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated its Adviser as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. Each Adviser, as the Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
The following is a summary of the fair valuations according to the inputs used to value the Funds' investments as of June 30, 2026:
Category
DoubleLine Opportunistic
Core Bond ETF
DoubleLine Shiller CAPE®
U.S. Equities ETF
DoubleLine Commercial
Real Estate Debt ETF DoubleLine Mortgage ETF
DoubleLine Commodity
Strategy ETF
(Consolidated)
Investments in Securities
Level 1
Common Stocks $ — $ 237,538,358 $ — $ — $ —
Money Market Funds 7,270,026 519,845 20,536,411 23,893,622 1,822,959
Affiliated Mutual Funds 37,500,150 — — — —
Total Level 1 44,770,176 238,058,203 20,536,411 23,893,622 1,822,959
Level 2
U.S. Government and Agency Mortgage-
Backed Obligations 159,016,924 — 56,117,892 710,423,177 —
Non-Agency Commercial Mortgage-Backed
Obligations 53,829,919 — 286,230,700 — —
Non-Agency Residential Collateralized
Mortgage Obligations 73,914,485 — 2,245,841 137,706,994 —
U.S. Government and Agency Obligations 123,333,205 — — — —
Collateralized Loan Obligations 28,897,041 — 93,924,156 — —
U.S. Corporate Bonds 100,763,539 — — — —
Foreign Corporate Bonds 58,941,814 — — — —
Asset-Backed Obligations 55,754,434 — — — —
Other Short Term Investments — — — — 37,387,251
Bank Loans 17,934,090 — — — —
Foreign Government Bonds, Foreign
Agencies and Foreign Government
Sponsored Corporations 6,245,445 — — — —
Total Level 2 678,630,896 — 438,518,589 848,130,171 37,387,251
Level 3
Common Stocks 15,337 19,083 — — —
Total Level 3 15,337 19,083 — — —
Total $ 723,416,409 $ 238,077,286 $ 459,055,000 $ 872,023,793 $ 39,210,210
Other Financial Instruments
Assets
Level 1
Futures $ 2,595,245 $ — $ — $ 673,700 $ —
Level 2
Unfunded Loan Commitments 119 — — — —
Level 3 — — — — —

Notes to Schedule of Investments
(Cont.)
(Unaudited)
June 30, 2026
|
June 30, 2026

Category (continued)
DoubleLine Opportunistic
Core Bond ETF
(continued)
DoubleLine Shiller
CAPE® U.S. Equities ETF
(continued)
DoubleLine Commercial
Real Estate Debt ETF
(continued)
DoubleLine Mortgage ETF
(continued)
DoubleLine
Commodity Strategy
ETF (Consolidated)
(continued)
Liabilities
Level 1
Futures $ (1,109,768) $ — $ — $ (32,901) $ —
Level 2
Unfunded Loan Commitments $ (16) $ — $ — $ — $ —
Excess Return Swaps — — — — (3,486,231)
TBA Sale Commitments — — — (36,620,563) —
Total Level 2 — — — — —
Level 3 — — — — —
Total $ 1,485,580 $ — $ — $ (35,979,764) $ (3,486,231)
Category
DoubleLine Fortune 500
Equal Weight ETF
DoubleLine Multi-Sector
Income ETF
DoubleLine Asset-Backed
Securities ETF
DoubleLine Securitized
Credit ETF
DoubleLine Ultrashort
Income ETF
Investments in Securities
Level 1
Money Market Funds $ 32,946 $ 4,341,809 $ 7,305,268 $ 19,167,133 $ 4,631,210
Common Stocks 32,216,876 — — — —
Total Level 1 32,249,822 4,341,809 7,305,268 19,167,133 4,631,210
Level 2
Asset-Backed Obligations — 2,806,520 139,032,452 25,143,873 22,049,708
Non-Agency Residential Collateralized
Mortgage Obligations — 18,922,986 — 73,728,918 22,585,288
U.S. Government and Agency Mortgage-
Backed Obligations — — — 37,200,396 69,654,070
U.S. Corporate Bonds — 40,215,733 — — 29,610,899
Collateralized Loan Obligations — 5,537,326 — 36,809,948 23,278,037
Non-Agency Commercial Mortgage-Backed
Obligations — 8,960,725 959,706 29,639,154 21,307,731
Foreign Corporate Bonds — 3,701,768 — — 13,390,708
Bank Loans — 13,690,707 — — —
Total Level 2 — 93,835,765 139,992,158 202,522,289 201,876,441
Level 3
Common Stocks 1,640 16,736 — — —
Total Level 3 1,640 16,736 — — —
Total $ 32,251,462 $ 98,194,310 $ 147,297,426 $ 221,689,422 $ 206,507,651
Other Financial Instruments
Assets
Level 1 $ — $ — $ — $ — $ —
Level 2
Unfunded Loan Commitments — 92 — — —
Level 3 — — — — —
Liabilities
Level 1 $ — $ — $ — $ — $ —
Level 2
Unfunded Loan Commitments — (13) — — —
Level 3 — — — — —
Total $ — $ 79 $ — $ — $ —
See the Schedules of Investments for further disaggregation of investment categories.